Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 138	☒

ZALICO Variable Annuity Separate Account

(Exact Name of Registrant)

Zurich American Life Insurance Company

(Name of Insurance Company)

1299 Zurich Way, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (877) 301-5376

Juanita M. Thomas, Esq.

Zurich American Life Insurance Company

4962 Cross Pointe Drive

Oldsmar, FL 34677

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

ZURICH AMERICAN LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

of

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company) (“we” or “ZALICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 50 variable investment options, each being a Subaccount of the ZALICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 77.) Currently, Subaccounts that invest in the following Portfolios or Funds (certain funds may not be available in all States) are offered under the Contract:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Global Real Estate Fund
•	Invesco V.I. Managed Volatility Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
•	Invesco Oppenheimer V.I. Capital Appreciation Fund(1)
•	Invesco Oppenheimer V.I. Global Fund(2)
•	Invesco Oppenheimer V.I. Global Strategic Income Fund(3)
•	Invesco Oppenheimer V.I. Main Street Fund(4)
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund(5)
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(6)
•	The Alger Portfolios (Class I-2 Shares)
•	Alger Large Cap Growth Portfolio
•	Alger Mid Cap Growth Portfolio
•	Alger Small Cap Growth Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	BNY Mellon Investment Portfolios (“Dreyfus IP”) (Service Shares)(7)
•	BNY Mellon Investment Portfolios MidCap Stock Portfolio(8)
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)(9)
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.(9)
•	Deutsche DWS Variable Series I (Class A Shares)
•	DWS Bond VIP
•	DWS Capital Growth VIP
•	DWS Core Equity VIP
•	DWS CROCI® International VIP
•	Deutsche DWS Variable Series II (Class A Shares)
•	DWS Global Income Builder VIP
•	DWS Global Equity VIP
•	DWS Small Mid Cap Value VIP
•	DWS High Income VIP
•	DWS CROCI® U.S. VIP
•	DWS Government Money Market VIP(10)
•	DWS Small Mid Cap Growth VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Templeton Developing Markets VIP Fund
•	JPMorgan Insurance Trust (Class I)
•	JPMorgan Insurance Trust Mid Cap Value Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust U.S. Equity Portfolio
•	Janus Aspen Series (Institutional Shares)
•	Janus Henderson Balanced Portfolio
•	Janus Henderson Enterprise Portfolio

•	Janus Henderson Research Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Aspen Series (Service Shares)
•	Janus Henderson Mid Cap Value Portfolio
•	Voya Investors Trust (Institutional Class)
•	VY® JPMorgan Emerging Markets Equity Portfolio
•	Voya Variable Portfolios, Inc. (Class S)
•	Voya Global High Dividend Low Volatility Portfolio(11)

(1)	Name change effective May 25, 2019. Formerly known as Oppenheimer Capital Appreciation Fund/VA.
(2)	Name change effective May 25, 2019. Formerly known as Oppenheimer Discovery Mid Cap Growth Fund/VA.
(3)	Name change effective May 25, 2019. Formerly known as Oppenheimer Global Fund/VA.
(4)	Name change effective May 25, 2019. Formerly known as Oppenheimer Global Strategic Income Fund/VA .
(5)	Name change effective May 25, 2019. Formerly known as Oppenheimer Main Street Fund/VA.
(6)	Name change effective May 25, 2019. Formerly known as Oppenheimer Main Street Small Cap Fund/VA.
(7)	Formerly known as Dreyfus Investment Portfolios.
(8)	Formerly known as Dreyfus MidCap Stock Portfolio.
(9)	Formerly known as The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(10)	Effective February 28, 2020, assets of the DWS Government & Agency Securities VIP-A were liquidated and invested in the DWS Government Money Market VIP.
(11)	Name change effective April 30, 2020. Formerly known as Voya Global Equity Portfolio.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 102. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2020.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our home office is at 1299 Zurich Way, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., BNY Mellon Investment Portfolios, BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, JPMorgan Insurance Trust, Janus Aspen Series, Voya Investors Trust, and Voya Variable Portfolios, Inc.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 66.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	1.41%

(4)	The expenses shown are for the year ended December 31, 2019, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.41%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$967	$1,647	$2,334	$4,378

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$423	$1,278	$2,147	$4,378

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$967	$1,647	$2,334	$4,378

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$423	$1,278	$2,147	$4,378

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2019. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$116.312	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606
Accumulation unit value at end of period	$146.750	$116.312	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	4	4	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$63.133	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973
Accumulation unit value at end of period	$81.421	$63.133	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	2
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$102.733	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522
Accumulation unit value at end of period	$131.555	$102.733	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$14.896	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568
Accumulation unit value at end of period	$18.280	$14.896	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	1	1	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$19.502	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534
Accumulation unit value at end of period	$24.529	$19.502	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	3	3	4	4

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$29.668	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035
Accumulation unit value at end of period	$35.207	$29.668	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	1	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$54.253	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473
Accumulation unit value at end of period	$72.171	$54.253	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$10.435	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339
Accumulation unit value at end of period	$11.429	$10.435	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$52.942	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906
Accumulation unit value at end of period	$71.884	$52.942	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$25.202	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223
Accumulation unit value at end of period	$32.513	$25.202	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$13.739	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946
Accumulation unit value at end of period	$16.564	$13.739	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.515	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229
Accumulation unit value at end of period	$4.627	$3.515	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	4	8	10	20	21

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$3.156	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174
Accumulation unit value at end of period	$4.258	$3.156	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	3	3	3	4	5

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$12.516	$13.691	$11.865	$11.219	$11.497	$11.184	$9.685	$8.659	$8.871	$8.056
Accumulation unit value at end of period	$14.891	$12.516	$13.691	$11.865	$11.219	$11.497	$11.184	$9.685	$8.659	$8.871
Number of accumulation units outstanding at end of period (000’s omitted)	20	23	65	85	95	110	127	150	175	182

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$3.295	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895
Accumulation unit value at end of period	$3.472	$3.295	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056
Number of accumulation units outstanding at end of period (000’s omitted)	8	10	15	15	17	15	20	21	21	23

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.881	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090
Accumulation unit value at end of period	$2.903	$2.881	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060
Number of accumulation units outstanding at end of period (000’s omitted)	7	10	15	10	15	25	20	30	45	111

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$14.498	$15.021	$14.112	$12.628	$13.346	$13.283	$12.433	$10.928	$10.629	$9.417
Accumulation unit value at end of period	$16.606	$14.498	$15.021	$14.112	$12.628	$13.346	$13.283	$12.433	$10.928	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	17	18	20	23	26	30	36	48

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.761	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680
Accumulation unit value at end of period	$4.588	$3.761	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	9	9	9	9	10	10	11

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$4.298	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354
Accumulation unit value at end of period	$5.171	$4.298	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	1	4	4	8	16	20	35	40
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$44.239	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301
Accumulation unit value at end of period	$51.794	$44.239	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$84.867	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270
Accumulation unit value at end of period	$110.561	$84.867	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	2	3	3	4	4	5
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$68.281	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491
Accumulation unit value at end of period	$86.158	$68.281	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	2	2	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$127.092	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044
Accumulation unit value at end of period	$169.012	$127.092	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$353.012	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395
Accumulation unit value at end of period	$459.093	$353.012	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.847	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486
Accumulation unit value at end of period	$37.984	$30.847	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	3	4
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.508	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694
Accumulation unit value at end of period	$28.529	$23.508	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.392	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867
Accumulation unit value at end of period	$38.888	$30.392	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	1	1	1	—	1	1
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$35.306	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596
Accumulation unit value at end of period	$44.167	$35.306	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	1	2	2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$19.222	$19.839	$19.163	$17.930	$18.839	$18.679	$18.261		$16.358		$16.106		$14.666
Accumulation unit value at end of period	$20.564	$19.222	$19.839	$19.163	$17.930	$18.839	$18.679		$18.261		$16.358		$16.106
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	1		1		—		1
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$13.254	$13.342	$13.297	$13.341	$13.411	$13.102	$13.536		$13.418		$12.824		$12.302
Accumulation unit value at end of period	$13.809	$13.254	$13.342	$13.297	$13.341	$13.411	$13.102		$13.536		$13.418		$12.824
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.353	$36.409	$26.189	$22.522	$28.294	$31.194	$31.800		$28.383		$34.068		$29.262
Accumulation unit value at end of period	$38.075	$30.353	$36.409	$26.189	$22.522	$28.294	$31.194		$31.800		$28.383		$34.068
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	1		2		3		3
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.987	$26.836	$21.425	$22.178	$21.691	$19.029	$14.849		$13.179		$13.496		$12.489
Accumulation unit value at end of period	$33.608	$24.987	$26.836	$21.425	$22.178	$21.691	$19.029		$14.849		$13.179		$13.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$28.258	$30.462	$23.951	$23.697	$22.506	$21.541	$16.041	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$38.892	$28.258	$30.462	$23.951	$23.697	$22.506	$21.541		$16.041	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$17.281	$18.285	$17.416	$16.553	$17.146	$16.896	$17.128		$15.289		$15.342		$13.501
Accumulation unit value at end of period	$18.925	$17.281	$18.285	$17.416	$16.553	$17.146	$16.896		$17.128		$15.289		$15.342
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011		2010
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$34.771	$40.552	$30.044	$30.392	$29.608	$29.302	$23.304	$19.461		$21.487		$18.757
Accumulation unit value at end of period	$45.255	$34.771	$40.552	$30.044	$30.392	$29.608	$29.302	$23.304		$19.461		$21.487
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1		1		1
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$27.211	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017		$14.201		$12.383
Accumulation unit value at end of period	$35.493	$27.211	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183		$14.017		$14.201
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$37.137	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138		$19.801		$16.252
Accumulation unit value at end of period	$46.379	$37.137	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296		$19.138		$19.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$12.677	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	$	N/A	$	N/A
Accumulation unit value at end of period	$15.701	$12.677	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740		$6.584	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1		6		N/A
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$30.322	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977		$14.552		$13.958
Accumulation unit value at end of period	$39.780	$30.322	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927		$14.977		$14.552
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$30.550	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360		$21.995		$18.904
Accumulation unit value at end of period	$37.204	$30.550	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826		$20.360		$21.995
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$31.309	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774
Accumulation unit value at end of period	$36.759	$31.309	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$77.762	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526
Accumulation unit value at end of period	$94.384	$77.762	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	3	4	4	6
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$99.303	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782
Accumulation unit value at end of period	$133.209	$99.303	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$52.620	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461
Accumulation unit value at end of period	$67.231	$52.620	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	2	2
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$33.535	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356
Accumulation unit value at end of period	$43.180	$33.535	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$55.120	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130
Accumulation unit value at end of period	$73.960	$55.120	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	1	1	1	2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$27.826	$31.879	$28.302	$24.922	$25.858		$22.688		$17.320		$14.533		$14.367		$11.754
Accumulation unit value at end of period	$34.924	$27.826	$31.879	$28.302	$24.922		$25.858		$22.688		$17.320		$14.533		$14.367
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$37.964	$43.540	$38.163	$32.062	$34.188		$31.507		$22.363		$18.866		$20.009		$15.897
Accumulation unit value at end of period	$46.826	$37.964	$43.540	$38.163	$32.062		$34.188		$31.507		$22.363		$18.866		$20.009
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$28.152	$30.304	$25.019	$22.777	$22.808		$20.224		$14.995		$12.874		$13.250		$11.783
Accumulation unit value at end of period	$36.725	$28.152	$30.304	$25.019	$22.777		$22.808		$20.224		$14.995		$12.874		$13.250
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$12.215	$13.575	$11.107	$10.606	$11.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$14.683	$12.215	$13.575	$11.107	$10.606	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.375	$31.937	$22.500	$20.064	$23.999		$23.970		$25.616		$21.682		$26.722		$22.373
Accumulation unit value at end of period	$34.501	$26.375	$31.937	$22.500	$20.064		$23.999		$23.970		$25.616		$21.682		$26.722
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1		1		1		1		1		1

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.30%)

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$109.718	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997
Accumulation unit value at end of period	$138.020	$109.718	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963
Number of accumulation units outstanding at end of period (000’s omitted)	68	77	78	87	104	112	120	133	158	175

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$59.851	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157
Accumulation unit value at end of period	$76.959	$59.851	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540
Number of accumulation units outstanding at end of period (000’s omitted)	98	113	124	127	146	165	182	197	250	293
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$96.907	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102
Accumulation unit value at end of period	$123.728	$96.907	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549
Number of accumulation units outstanding at end of period (000’s omitted)	49	54	52	60	72	78	86	105	122	125
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$14.051	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364
Accumulation unit value at end of period	$17.193	$14.051	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171
Number of accumulation units outstanding at end of period (000’s omitted)	496	528	567	632	654	688	758	829	961	1,129
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.396	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237
Accumulation unit value at end of period	$23.070	$18.396	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342
Number of accumulation units outstanding at end of period (000’s omitted)	405	474	552	628	697	745	806	916	1,598	1,635
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$28.321	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780
Accumulation unit value at end of period	$33.508	$28.321	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015
Number of accumulation units outstanding at end of period (000’s omitted)	93	110	120	120	121	120	108	60	72	80

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$51.177	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679
Accumulation unit value at end of period	$67.878	$51.177	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972
Number of accumulation units outstanding at end of period (000’s omitted)	36	40	42	49	55	65	71	74	74	75

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.843	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079
Accumulation unit value at end of period	$10.749	$9.843	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517
Number of accumulation units outstanding at end of period (000’s omitted)	516	540	658	748	813	916	1,022	1,307	670	801

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$49.941	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254
Accumulation unit value at end of period	$67.608	$49.941	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335
Number of accumulation units outstanding at end of period (000’s omitted)	937	1,052	1,159	1,311	1,449	1,610	1,776	1,981	2,263	2,454

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$24.200	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082
Accumulation unit value at end of period	$31.128	$24.200	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385
Number of accumulation units outstanding at end of period (000’s omitted)	110	122	126	138	159	180	201	219	245	286

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.960	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512
Accumulation unit value at end of period	$15.579	$12.960	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555
Number of accumulation units outstanding at end of period (000’s omitted)	93	98	110	126	128	140	142	167	186	218

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.286	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140
Accumulation unit value at end of period	$4.313	$3.286	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340
Number of accumulation units outstanding at end of period (000’s omitted)	2,363	2,547	2,882	3,388	3,904	4,370	4,906	5,588	6,675	6,476

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.913	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061
Accumulation unit value at end of period	$3.919	$2.913	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257
Number of accumulation units outstanding at end of period (000’s omitted)	3,011	3,342	3,685	4,180	4,706	5,382	5,859	6,560	7,400	9,262

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$11.224	$12.314	$10.704	$10.151	$10.433	$10.179	$8.841	$7.386	$8.147	$7.420
Accumulation unit value at end of period	$13.314	$11.224	$12.314	$10.704	$10.151	$10.433	$10.179	$8.841	$7.386	$8.147
Number of accumulation units outstanding at end of period (000’s omitted)	4,837	5,339	5,982	6,676	7,414	8,290	9,350	10,613	12,075	12,400

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$3.022	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727
Accumulation unit value at end of period	$3.175	$3.022	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870
Number of accumulation units outstanding at end of period (000’s omitted)	1,663	1,767	2,130	2,504	3,438	3,301	3,864	4,877	5,250	6,270

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.584	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846
Accumulation unit value at end of period	$2.596	$2.584	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810
Number of accumulation units outstanding at end of period (000’s omitted)	2,770	4,192	4,010	4,530	5,177	6,375	4,285	4,812	5,962	7,257

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$13.002	$13.511	$12.731	$11.426	$12.112	$12.091	$11.350	$9.747	$9.761	$8.674
Accumulation unit value at end of period	$14.848	$13.002	$13.511	$12.731	$11.426	$12.112	$12.091	$11.350	$9.747	$9.761
Number of accumulation units outstanding at end of period (000’s omitted)	1,255	1,370	1,555	1,857	1,979	2,200	2,506	2,881	3,170	3,420

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.495	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603
Accumulation unit value at end of period	$4.224	$3.495	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049
Number of accumulation units outstanding at end of period (000’s omitted)	4,058	4,518	4,881	5,427	6,033	6,555	7,375	8,070	8,921	9,869

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$4.019	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260
Accumulation unit value at end of period	$4.821	$4.019	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746
Number of accumulation units outstanding at end of period (000’s omitted)	3,234	3,834	4,224	4,948	5,651	6,290	7,319	8,229	9,577	11,076
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$41.361	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177
Accumulation unit value at end of period	$48.282	$41.361	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655
Number of accumulation units outstanding at end of period (000’s omitted)	58	63	76	81	94	99	109	125	135	160
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$79.347	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748
Accumulation unit value at end of period	$103.063	$79.347	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523
Number of accumulation units outstanding at end of period (000’s omitted)	610	672	741	811	881	1,008	1,107	1,200	1,352	1,546
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$63.839	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159
Accumulation unit value at end of period	$80.314	$63.839	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556
Number of accumulation units outstanding at end of period (000’s omitted)	221	246	285	322	364	404	454	497	580	670
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$118.813	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289
Accumulation unit value at end of period	$157.535	$118.813	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838
Number of accumulation units outstanding at end of period (000’s omitted)	189	206	218	240	268	294	317	350	404	451

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$330.050	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695
Accumulation unit value at end of period	$427.959	$330.050	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349
Number of accumulation units outstanding at end of period (000’s omitted)	166	175	198	215	228	255	274	322	326	364
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$29.446	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105
Accumulation unit value at end of period	$36.151	$29.446	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115
Number of accumulation units outstanding at end of period (000’s omitted)	359	402	456	505	563	614	667	730	813	911
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$22.440	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425
Accumulation unit value at end of period	$27.152	$22.440	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737
Number of accumulation units outstanding at end of period (000’s omitted)	112	127	136	160	174	192	225	261	309	333
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$29.012	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615
Accumulation unit value at end of period	$37.012	$29.012	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024
Number of accumulation units outstanding at end of period (000’s omitted)	167	191	218	261	286	339	340	294	317	360
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$33.702	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271
Accumulation unit value at end of period	$42.036	$33.702	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595
Number of accumulation units outstanding at end of period (000’s omitted)	90	95	103	127	144	167	191	203	221	218

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$18.349	$18.994	$18.402	$17.269	$18.198	$18.097	$17.744		$15.942		$15.744		$14.379
Accumulation unit value at end of period	$19.572	$18.349	$18.994	$18.402	$17.269	$18.198	$18.097		$17.744		$15.942		$15.744
Number of accumulation units outstanding at end of period (000’s omitted)	169	188	220	246	386	325	354		425		436		448
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.652	$12.774	$12.769	$12.849	$12.955	$12.693	$13.153		$13.078		$12.535		$12.061
Accumulation unit value at end of period	$13.143	$12.652	$12.774	$12.769	$12.849	$12.955	$12.693		$13.153		$13.078		$12.535
Number of accumulation units outstanding at end of period (000’s omitted)	91	81	99	99	150	159	176		270		330		295
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.974	$34.859	$25.149	$21.691	$27.331	$30.223	$30.900		$27.662		$33.302		$28.689
Accumulation unit value at end of period	$36.238	$28.974	$34.859	$25.149	$21.691	$27.331	$30.223		$30.900		$27.662		$33.302
Number of accumulation units outstanding at end of period (000’s omitted)	61	69	82	86	87	102	117		136		160		183
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.852	$25.694	$20.574	$21.360	$20.953	$18.436	$14.429		$12.844		$13.192		$12.244
Accumulation unit value at end of period	$31.986	$23.852	$25.694	$20.574	$21.360	$20.953	$18.436		$14.429		$12.844		$13.192
Number of accumulation units outstanding at end of period (000’s omitted)	41	42	54	61	74	103	109		103		136		151
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period**	$26.974	$29.165	$22.999	$22.823	$21.740	$20.869	$15.588	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$37.015	$26.974	$29.165	$22.999	$22.823	$21.740	$20.869		$15.588	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	31	31	39	41	51	42	56		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$33.191	$38.825	$28.850	$29.270	$28.601	$28.389	$22.645		$18.967		$21.004		$18.389
Accumulation unit value at end of period	$43.071	$33.191	$38.825	$28.850	$29.270	$28.601	$28.389		$22.645		$18.967		$21.004
Number of accumulation units outstanding at end of period (000’s omitted)	380	417	458	514	576	638	690		758		908		1,084

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011		2010
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$16.496	$17.507	$16.724	$15.942	$16.562	$16.370	$16.643	$14.901		$14.997		$13.236
Accumulation unit value at end of period	$18.012	$16.496	$17.507	$16.724	$15.942	$16.562	$16.370	$16.643		$14.901		$14.997
Number of accumulation units outstanding at end of period (000’s omitted)	146	163	182	208	234	263	292	369		396		460
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.975	$28.634	$24.868	$22.633	$22.236	$20.403	$15.725	$13.661		$13.882		$12.141
Accumulation unit value at end of period	$33.780	$25.975	$28.634	$24.868	$22.633	$22.236	$20.403	$15.725		$13.661		$13.882
Number of accumulation units outstanding at end of period (000’s omitted)	96	106	121	138	159	185	211	227		259		297

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$35.450	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652		$19.355		$15.933
Accumulation unit value at end of period	$44.141	$35.450	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666		$18.652		$19.355
Number of accumulation units outstanding at end of period (000’s omitted)	133	150	169	174	187	197	221	226		261		301
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$12.101	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	$	N/A	$	N/A
Accumulation unit value at end of period	$14.943	$12.101	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521		$6.417	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	48	49	67	91	72	75	85	67		80		N/A
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$28.944	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597		$14.224		$13.685
Accumulation unit value at end of period	$37.860	$28.944	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420		$14.597		$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	50	58	63	72	110	85	82	64		66		72
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$29.162	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843		$21.500		$18.533
Accumulation unit value at end of period	$35.409	$29.162	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096		$19.843		$21.500
Number of accumulation units outstanding at end of period (000’s omitted)	100	103	117	123	136	158	175	208		226		265

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$29.887	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315	$18.406
Accumulation unit value at end of period	$34.986	$29.887	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315
Number of accumulation units outstanding at end of period (000’s omitted)	52	56	72	82	89	101	105	116	130	130
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$72.567	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585	$39.801
Accumulation unit value at end of period	$87.818	$72.567	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585
Number of accumulation units outstanding at end of period (000’s omitted)	754	816	884	965	1,060	1,157	1,248	1,358	1,516	1,685
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$92.667	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377
Accumulation unit value at end of period	$123.939	$92.667	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224
Number of accumulation units outstanding at end of period (000’s omitted)	452	496	551	604	658	709	772	849	966	1,100
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$49.104	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237
Accumulation unit value at end of period	$62.552	$49.104	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288
Number of accumulation units outstanding at end of period (000’s omitted)	566	618	672	761	851	930	1,018	1,146	1,280	1,442
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$32.012	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976
Accumulation unit value at end of period	$41.097	$32.012	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611
Number of accumulation units outstanding at end of period (000’s omitted)	83	89	94	98	116	126	138	155	189	206
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$51.437	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127
Accumulation unit value at end of period	$68.813	$51.437	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145
Number of accumulation units outstanding at end of period (000’s omitted)	421	464	506	573	632	687	761	842	933	1,060

	Qualified Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$26.612	$30.580	$27.228	$24.047	$25.025		$22.023		$16.862		$14.190		$14.070		$11.545
Accumulation unit value at end of period	$33.301	$26.612	$30.580	$27.228	$24.047		$25.025		$22.023		$16.862		$14.190		$14.070
Number of accumulation units outstanding at end of period (000’s omitted)	145	166	183	237	270		290		349		391		442		507
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$35.812	$41.194	$36.214	$30.515	$32.635		$30.165		$21.474		$18.170		$19.328		$15.401
Accumulation unit value at end of period	$44.040	$35.812	$41.194	$36.214	$30.515		$32.635		$30.165		$21.474		$18.170		$19.328
Number of accumulation units outstanding at end of period (000’s omitted)	91	96	101	114	136		159		175		160		193		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$26.924	$29.068	$24.070	$21.978	$22.073		$19.631		$14.599		$12.571		$12.976		$11.573
Accumulation unit value at end of period	$35.018	$26.924	$29.068	$24.070	$21.978		$22.073		$19.631		$14.599		$12.571		$12.976
Number of accumulation units outstanding at end of period (000’s omitted)	24	23	34	31	46		44		46		42		29		33
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.788	$13.140	$10.783	$10.328	$11.064	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$14.129	$11.788	$13.140	$10.783	$10.328	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	212	234	277	314	365		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.371	$30.813	$21.772	$19.472	$23.361		$23.402		$25.083		$21.294		$26.322		$22.104
Accumulation unit value at end of period	$33.089	$25.371	$30.813	$21.772	$19.472		$23.361		$23.402		$25.083		$21.294		$26.322
Number of accumulation units outstanding at end of period (000’s omitted)	142	156	163	175	211		237		255		289		333		400

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$116.312	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606
Accumulation unit value at end of period	$146.750	$116.312	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	0	0	0

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$63.133	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973
Accumulation unit value at end of period	$81.421	$63.133	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$102.733	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522
Accumulation unit value at end of period	$131.555	$102.733	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	9	9	9	9
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$14.896	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568
Accumulation unit value at end of period	$18.280	$14.896	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$19.502	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534
Accumulation unit value at end of period	$24.529	$19.502	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	2
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$29.668	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035
Accumulation unit value at end of period	$35.207	$29.668	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$54.253	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473
Accumulation unit value at end of period	$72.171	$54.253	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$10.435	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339
Accumulation unit value at end of period	$11.429	$10.435	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$52.942	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906
Accumulation unit value at end of period	$71.884	$52.942	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158
Number of accumulation units outstanding at end of period (000’s omitted)	22	23	23	29	30	37	40	48	53	57

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$25.202	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223
Accumulation unit value at end of period	$32.513	$25.202	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$13.739	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946
Accumulation unit value at end of period	$16.564	$13.739	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	4	4	5	5	5	5	5

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.515	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229
Accumulation unit value at end of period	$4.627	$3.515	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444
Number of accumulation units outstanding at end of period (000’s omitted)	21	21	23	24	24	35	70	69	86	56

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$3.156	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174
Accumulation unit value at end of period	$4.258	$3.156	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388
Number of accumulation units outstanding at end of period (000’s omitted)	34	34	34	35	34	39	39	36	51	67

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$11.589	$12.677	$10.986	$10.388	$10.645	$10.355	$9.685	$8.659	$8.871	$7.459
Accumulation unit value at end of period	$13.788	$11.589	$12.677	$10.986	$10.388	$10.645	$10.355	$9.685	$8.659	$8.871
Number of accumulation units outstanding at end of period (000’s omitted)	197	205	229	249	275	312	341	399	488	599

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$3.295	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895
Accumulation unit value at end of period	$3.472	$3.295	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056
Number of accumulation units outstanding at end of period (000’s omitted)	23	30	38	38	43	40	45	45	46	46

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.881	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090
Accumulation unit value at end of period	$2.903	$2.881	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060
Number of accumulation units outstanding at end of period (000’s omitted)	135	143	159	156	211	283	260	327	385	571

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$13.881	$14.382	$13.511	$12.090	$12.778	$12.719	$12.433	$10.928	$10.629	$9.016
Accumulation unit value at end of period	$15.899	$13.881	$14.382	$13.511	$12.090	$12.778	$12.719	$12.433	$10.928	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	65	70	82	102	105	120	125	142	154	176

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.761	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680
Accumulation unit value at end of period	$4.588	$3.761	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	5	12	12	12	12	12	13	13

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$4.298	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354
Accumulation unit value at end of period	$5.171	$4.298	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868
Number of accumulation units outstanding at end of period (000’s omitted)	29	35	19	56	59	73	88	99	107	124
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$44.239	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301
Accumulation unit value at end of period	$51.794	$44.239	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	2	3	4	5
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$84.867	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270
Accumulation unit value at end of period	$110.561	$84.867	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415
Number of accumulation units outstanding at end of period (000’s omitted)	6	7	7	8	8	9	10	10	12	13
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$68.281	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491
Accumulation unit value at end of period	$86.158	$68.281	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	2	4	2	3	3
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$127.092	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044
Accumulation unit value at end of period	$169.012	$127.092	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	1	2	2	2	2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$353.012	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395
Accumulation unit value at end of period	$459.093	$353.012	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	3	3	3	3
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.847	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486
Accumulation unit value at end of period	$37.984	$30.847	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	4	5	8	7	15	18
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.508	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694
Accumulation unit value at end of period	$28.529	$23.508	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	1	2	3	5
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.392	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867
Accumulation unit value at end of period	$38.888	$30.392	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	1	1	1	1	1	2
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$35.306	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596
Accumulation unit value at end of period	$44.167	$35.306	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	1	1	2	2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$19.222	$19.839	$19.163	$17.930	$18.839	$18.679	$18.261		$16.358		$16.106		$14.666
Accumulation unit value at end of period	$20.564	$19.222	$19.839	$19.163	$17.930	$18.839	$18.679		$18.261		$16.358		$16.106
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	5	4	2		2		1		1
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$13.254	$13.342	$13.297	$13.341	$13.411	$13.102	$13.536		$13.418		$12.824		$12.302
Accumulation unit value at end of period	$13.809	$13.254	$13.342	$13.297	$13.341	$13.411	$13.102		$13.536		$13.418		$12.824
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	6	6	1		1		2		2
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.353	$36.409	$26.189	$22.522	$28.294	$31.194	$31.800		$28.383		$34.068		$29.262
Accumulation unit value at end of period	$38.075	$30.353	$36.409	$26.189	$22.522	$28.294	$31.194		$31.800		$28.383		$34.068
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	2	2	3	4		4		5		8
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.987	$26.836	$21.425	$22.178	$21.691	$19.029	$14.849		$13.179		$13.496		$12.489
Accumulation unit value at end of period	$33.608	$24.987	$26.836	$21.425	$22.178	$21.691	$19.029		$14.849		$13.179		$13.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period**	$28.258	$30.462	$23.951	$23.697	$22.506	$21.541	$16.041	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$38.892	$28.258	$30.462	$23.951	$23.697	$22.506	$21.541		$16.041	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$34.771	$40.552	$30.044	$30.392	$29.608	$29.302	$23.304		$19.461		$21.487		$18.757
Accumulation unit value at end of period	$45.255	$34.771	$40.552	$30.044	$30.392	$29.608	$29.302		$23.304		$19.461		$21.487
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1		2		2		2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011		2010
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$17.281	$18.285	$17.416	$16.553	$17.146	$16.896	$17.128	$15.289		$15.342		$13.501
Accumulation unit value at end of period	$18.925	$17.281	$18.285	$17.416	$16.553	$17.146	$16.896	$17.128		$15.289		$15.342
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	3	3	—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$27.211	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017		$14.201		$12.383
Accumulation unit value at end of period	$35.493	$27.211	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183		$14.017		$14.201
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		1

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$37.137	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138		$19.801		$16.252
Accumulation unit value at end of period	$46.379	$37.137	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296		$19.138		$19.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		1		3
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$12.677	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	$	N/A	$	N/A
Accumulation unit value at end of period	$15.701	$12.677	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740		$6.584	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		N/A
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$30.322	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977		$14.552		$13.958
Accumulation unit value at end of period	$39.780	$30.322	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927		$14.977		$14.552
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	2	4		4		4
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$30.550	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360		$21.995		$18.904
Accumulation unit value at end of period	$37.204	$30.550	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826		$20.360		$21.995
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	2	2	2	2	2	2		1		1

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$31.309	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774
Accumulation unit value at end of period	$36.759	$31.309	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$77.762	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526
Accumulation unit value at end of period	$94.384	$77.762	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563
Number of accumulation units outstanding at end of period (000’s omitted)	2	8	8	8	7	7	7	7	8	8
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$99.303	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782
Accumulation unit value at end of period	$133.209	$99.303	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	10	9	10	9	10	10	12	13
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$52.620	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461
Accumulation unit value at end of period	$67.231	$52.620	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	2	2	2	2
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$33.535	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356
Accumulation unit value at end of period	$43.180	$33.535	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$55.120	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130
Accumulation unit value at end of period	$73.960	$55.120	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	2	2	2

	Flexible Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$27.826	$31.879	$28.302	$24.922	$25.858		$22.688		$17.320		$14.533		$14.367		$11.754
Accumulation unit value at end of period	$34.924	$27.826	$31.879	$28.302	$24.922		$25.858		$22.688		$17.320		$14.533		$14.367
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	4	3		3		5		3		3		6
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$37.964	$43.540	$38.163	$32.062	$34.188		$31.507		$22.363		$18.866		$20.009		$15.897
Accumulation unit value at end of period	$46.826	$37.964	$43.540	$38.163	$32.062		$34.188		$31.507		$22.363		$18.866		$20.009
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1		1		1		1		1		1
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$28.152	$30.304	$25.019	$22.777	$22.808		$20.224		$14.995		$12.874		$13.250		$11.783
Accumulation unit value at end of period	$36.725	$28.152	$30.304	$25.019	$22.777		$22.808		$20.224		$14.995		$12.874		$13.250
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.335	$11.335	$11.335	$11.335	$11.335	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$14.683	$12.215	$13.575	$11.107	$10.606	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.375	$31.937	$22.500	$20.064	$23.999		$23.970		$25.616		$21.682		$26.722		$22.373
Accumulation unit value at end of period	$34.501	$26.375	$31.937	$22.500	$20.064		$23.999		$23.970		$25.616		$21.682		$26.722
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1		3		3		3		3		3

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.30%)

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$109.718	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997
Accumulation unit value at end of period	$138.020	$109.718	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	3	3	3	4

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$59.851	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157
Accumulation unit value at end of period	$76.959	$59.851	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	2	2	3	3
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$96.907	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102
Accumulation unit value at end of period	$123.728	$96.907	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	4	4	4	6
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$14.051	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364
Accumulation unit value at end of period	$17.193	$14.051	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	2	2	1	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.396	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237
Accumulation unit value at end of period	$23.070	$18.396	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	3	3	4	4	4	3	2
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$28.321	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780
Accumulation unit value at end of period	$33.508	$28.321	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	3	2	2	2	9

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$51.177	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679
Accumulation unit value at end of period	$67.878	$51.177	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	2	2	6
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.843	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079
Accumulation unit value at end of period	$10.749	$9.843	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	6	8	10	12	15	17	9	16

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$49.941	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254
Accumulation unit value at end of period	$67.608	$49.941	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	3	6	8	6	5

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$24.200	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082
Accumulation unit value at end of period	$31.128	$24.200	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	3	4	4	5	9

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.960	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512
Accumulation unit value at end of period	$15.579	$12.960	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	4	5	6	7

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.286	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140
Accumulation unit value at end of period	$4.313	$3.286	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	4	4	7	15	17	20	33

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.913	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061
Accumulation unit value at end of period	$3.919	$2.913	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257
Number of accumulation units outstanding at end of period (000’s omitted)	30	38	47	67	72	80	95	99	93	100

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.458	$11.474	$9.973	$9.458	$9.721	$9.484	$8.841	$8.017	$7.902	$6.913
Accumulation unit value at end of period	$12.405	$10.458	$11.474	$9.973	$9.458	$9.721	$9.484	$8.841	$8.017	$7.902
Number of accumulation units outstanding at end of period (000’s omitted)	325	450	525	745	800	830	917	950	1,006	2,640

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$3.022	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727
Accumulation unit value at end of period	$3.175	$3.022	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870
Number of accumulation units outstanding at end of period (000’s omitted)	30	35	40	65	80	85	110	112	117	120

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.584	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846
Accumulation unit value at end of period	$2.596	$2.584	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	9	10	10	15	8	9	10	24

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.666	$13.162	$12.402	$11.131	$11.799	$11.779	$11.350	$10.463	$9.843	$8.450
Accumulation unit value at end of period	$14.465	$12.666	$13.162	$12.402	$11.131	$11.799	$11.779	$11.350	$10.463	$9.843
Number of accumulation units outstanding at end of period (000’s omitted)	205	225	249	299	365	464	500	500	608	815

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.495	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603
Accumulation unit value at end of period	$4.224	$3.495	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	5	10	15	18	20	24

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$4.019	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260
Accumulation unit value at end of period	$4.821	$4.019	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	3	5	10	10	7	5
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$41.361	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177
Accumulation unit value at end of period	$48.282	$41.361	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	2	3	5
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$79.347	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748
Accumulation unit value at end of period	$103.063	$79.347	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	4	4	5	7	8	6
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$63.839	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159
Accumulation unit value at end of period	$80.314	$63.839	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	3	5	5	6	9
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$118.813	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289
Accumulation unit value at end of period	$157.535	$118.813	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	3	3	3	4	6
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$330.050	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695
Accumulation unit value at end of period	$427.959	$330.050	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	3	4	7

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$29.446	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105
Accumulation unit value at end of period	$36.151	$29.446	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$22.440	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425
Accumulation unit value at end of period	$27.152	$22.440	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	2	3	4
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$29.012	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615
Accumulation unit value at end of period	$37.012	$29.012	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	5	5	3	3	3
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$33.702	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271
Accumulation unit value at end of period	$42.036	$33.702	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	5	5	6	6	6	8	16
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$18.349	$18.994	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744	$14.379
Accumulation unit value at end of period	$19.572	$18.349	$18.994	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744
Number of accumulation units outstanding at end of period (000’s omitted)	8	10	12	13	15	12	15	17	19	21
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.652	$12.774	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535	$12.061
Accumulation unit value at end of period	$13.143	$12.652	$12.774	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	2	3	3

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.974	$34.859	$25.149	$21.691	$27.331	$30.223	$30.900		$27.662		$33.302		$28.689
Accumulation unit value at end of period	$36.238	$28.974	$34.859	$25.149	$21.691	$27.331	$30.223		$30.900		$27.662		$33.302
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	3		3		3		3
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.852	$25.694	$20.574	$21.360	$20.953	$18.436	$14.429		$12.844		$13.192		$12.244
Accumulation unit value at end of period	$31.986	$23.852	$25.694	$20.574	$21.360	$20.953	$18.436		$14.429		$12.844		$13.192
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	4		3		3		3
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period**	$26.974	$29.165	$22.999	$22.823	$21.740	$20.869	$15.588	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$37.015	$26.974	$29.165	$22.999	$22.823	$21.740	$20.869		$15.588	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$33.191	$38.825	$28.850	$29.270	$28.601	$28.389	$22.645		$18.967		$21.004		$18.389
Accumulation unit value at end of period	$43.071	$33.191	$38.825	$28.850	$29.270	$28.601	$28.389		$22.645		$18.967		$21.004
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2		1		2		3
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$16.496	$17.507	$16.724	$15.942	$16.562	$16.370	$16.643		$14.901		$14.997		$13.236
Accumulation unit value at end of period	$18.012	$16.496	$17.507	$16.724	$15.942	$16.562	$16.370		$16.643		$14.901		$14.997
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2		3		3		3
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.975	$28.634	$24.868	$22.633	$22.236	$20.403	$15.725		$13.661		$13.882		$12.141
Accumulation unit value at end of period	$33.780	$25.975	$28.634	$24.868	$22.633	$22.236	$20.403		$15.725		$13.661		$13.882
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2		2		2		3

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011		2010

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$35.450	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652		$19.355		$15.933
Accumulation unit value at end of period	$44.141	$35.450	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666		$18.652		$19.355
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	5	5	7	5		6		5
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$12.101	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	$	N/A	$	N/A
Accumulation unit value at end of period	$14.943	$12.101	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521		$6.417	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	4	3	3	3	3		3		N/A
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$28.944	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597		$14.224		$13.685
Accumulation unit value at end of period	$37.860	$28.944	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420		$14.597		$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$29.162	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843		$21.500		$18.533
Accumulation unit value at end of period	$35.409	$29.162	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096		$19.843		$21.500
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	—	—	—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$29.887	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204		$19.315		$18.406
Accumulation unit value at end of period	$34.986	$29.887	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709		$22.204		$19.315
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	3	3		4		5
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$72.567	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729		$42.585		$39.801
Accumulation unit value at end of period	$87.818	$72.567	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924		$42.729		$42.585
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	1	2	2		2		8

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$92.667	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377
Accumulation unit value at end of period	$123.939	$92.667	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	2
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$49.104	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237
Accumulation unit value at end of period	$62.552	$49.104	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	4	3	5	6
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$32.012	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976
Accumulation unit value at end of period	$41.097	$32.012	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	2
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$51.437	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127
Accumulation unit value at end of period	$68.813	$51.437	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	3	3	3	5
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$26.612	$30.580	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070	$11.545
Accumulation unit value at end of period	$33.301	$26.612	$30.580	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	2	2
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$35.812	$41.194	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328	$15.401
Accumulation unit value at end of period	$44.040	$35.812	$41.194	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$26.924	$29.068	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976	$11.573
Accumulation unit value at end of period	$35.018	$26.924	$29.068	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.788	$13.140	$10.783	$10.328	$11.064	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$14.129	$11.788	$13.140	$10.783	$10.328	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.371	$30.813	$21.772	$19.472	$23.361		$23.402		$25.083		$21.294		$26.322		$22.104
Accumulation unit value at end of period	$33.089	$25.371	$30.813	$21.772	$19.472		$23.361		$23.402		$25.083		$21.294		$26.322
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1		1		1		2		3		6
Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$96.599	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040
Accumulation unit value at end of period	$120.625	$96.599	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$52.694	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373
Accumulation unit value at end of period	$67.258	$52.694	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$85.320	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494
Accumulation unit value at end of period	$108.133	$85.320	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.371	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987
Accumulation unit value at end of period	$15.026	$12.371	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.197	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691
Accumulation unit value at end of period	$20.163	$16.197	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$25.229	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166
Accumulation unit value at end of period	$29.630	$25.229	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$45.058	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220
Accumulation unit value at end of period	$59.323	$45.058	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.666	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602
Accumulation unit value at end of period	$9.395	$8.666	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$43.970	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057
Accumulation unit value at end of period	$59.088	$43.970	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$21.877	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740
Accumulation unit value at end of period	$27.934	$21.877	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.410	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712
Accumulation unit value at end of period	$13.615	$11.410	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.893	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014
Accumulation unit value at end of period	$3.769	$2.893	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.565	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939
Accumulation unit value at end of period	$3.425	$2.565	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.882	$10.923	$9.564	$9.137	$9.461	$9.299	$8.137	$7.350	$7.609	$6.981
Accumulation unit value at end of period	$11.636	$9.882	$10.923	$9.564	$9.137	$9.461	$9.299	$8.137	$7.350	$7.609
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.660	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566
Accumulation unit value at end of period	$2.774	$2.660	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.275	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678
Accumulation unit value at end of period	$2.268	$2.275	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.447	$11.985	$11.376	$10.285	$10.983	$11.046	$10.446	$9.277	$9.117	$8.161
Accumulation unit value at end of period	$12.977	$11.447	$11.985	$11.376	$10.285	$10.983	$11.046	$10.446	$9.277	$9.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.077	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509
Accumulation unit value at end of period	$3.692	$3.077	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.538	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127
Accumulation unit value at end of period	$4.213	$3.538	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.416	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570
Accumulation unit value at end of period	$42.197	$36.416	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$69.860	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576
Accumulation unit value at end of period	$90.075	$69.860	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$56.206	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258
Accumulation unit value at end of period	$70.192	$56.206	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$104.608	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788
Accumulation unit value at end of period	$137.680	$104.608	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$290.590	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552
Accumulation unit value at end of period	$374.026	$290.590	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.231	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187
Accumulation unit value at end of period	$31.968	$26.231	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	—	—	—	1
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$19.990	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781
Accumulation unit value at end of period	$24.010	$19.990	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.845	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009
Accumulation unit value at end of period	$32.729	$25.845	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.023	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489
Accumulation unit value at end of period	$37.171	$30.023	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$16.346	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689
Accumulation unit value at end of period	$17.308	$16.346	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.271	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482
Accumulation unit value at end of period	$11.622	$11.271	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.811	$31.285	$22.736	$19.755	$25.077	$27.935	$28.773		$25.949		$31.470		$27.312
Accumulation unit value at end of period	$32.045	$25.811	$31.285	$22.736	$19.755	$25.077	$27.935		$28.773		$25.949		$31.470
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$21.248	$23.059	$18.601	$19.453	$19.224	$17.040	$13.436		$12.048		$12.466		$11.656
Accumulation unit value at end of period	$28.285	$21.248	$23.059	$18.601	$19.453	$19.224	$17.040		$13.436		$12.048		$12.466
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period**	$24.029	$26.175	$20.793	$20.786	$19.946	$19.289	$14.514	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$32.732	$24.029	$26.175	$20.793	$20.786	$19.946	$19.289		$14.514	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$29.568	$34.844	$26.083	$26.658	$26.241	$26.240	$21.086		$17.792		$19.848		$17.506
Accumulation unit value at end of period	$38.087	$29.568	$34.844	$26.083	$26.658	$26.241	$26.240		$21.086		$17.792		$19.848
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$14.696	$15.712	$15.120	$14.520	$15.196	$15.131	$15.498		$13.978		$14.172		$12.601
Accumulation unit value at end of period	$15.928	$14.696	$15.712	$15.120	$14.520	$15.196	$15.131		$15.498		$13.978		$14.172
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.140	$25.698	$22.483	$20.613	$20.402	$18.859	$14.642		$12.814		$13.118		$11.558
Accumulation unit value at end of period	$29.871	$23.140	$25.698	$22.483	$20.613	$20.402	$18.859		$14.642		$12.814		$13.118
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011		2010

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$31.580	$36.028	$32.275	$27.989	$30.416	$27.799	$20.174	$17.497		$18.291		$15.168
Accumulation unit value at end of period	$39.033	$31.580	$36.028	$32.275	$27.989	$30.416	$27.799	$20.174		$17.497		$18.291
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$10.779	$11.903	$11.187	$9.943	$9.941	$8.991	$7.002	$6.019	$	N/A	$	N/A
Accumulation unit value at end of period	$13.213	$10.779	$11.903	$11.187	$9.943	$9.941	$8.991	$7.002		$6.019	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		N/A
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$25.784	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692		$13.442		$13.027
Accumulation unit value at end of period	$33.479	$25.784	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221		$13.692		$13.442
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$25.978	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613		$20.317		$17.643
Accumulation unit value at end of period	$31.311	$25.978	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367		$18.613		$20.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$26.624	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829		$18.253		$17.523
Accumulation unit value at end of period	$30.938	$26.624	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145		$20.829		$18.253
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$63.892	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615		$39.773		$37.448
Accumulation unit value at end of period	$76.751	$63.892	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104		$39.615		$39.773
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—		—		—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$81.588	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462
Accumulation unit value at end of period	$108.319	$81.588	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$43.232	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566
Accumulation unit value at end of period	$54.667	$43.232	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$28.517	$33.773	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422	$18.065
Accumulation unit value at end of period	$36.341	$28.517	$33.773	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$45.287	$47.443	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418	$21.760
Accumulation unit value at end of period	$60.141	$45.287	$47.443	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$23.818	$27.573	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$13.359	$11.042
Accumulation unit value at end of period	$29.585	$23.818	$27.573	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$13.359
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$31.530	$36.539	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$18.051	$14.490
Accumulation unit value at end of period	$38.490	$31.530	$36.539	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$18.051
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	—	—	—	1
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.097	$26.209	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319	$11.069
Accumulation unit value at end of period	$31.111	$24.097	$26.209	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$10.792	$12.118	$10.018	$9.666	$10.418	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$12.839	$10.792	$12.118	$10.018	$9.666	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.036	$28.186	$20.063	$18.076	$21.846		$22.047		$23.806		$20.360		$25.353		$21.448
Accumulation unit value at end of period	$29.824	$23.036	$28.186	$20.063	$18.076		$21.846		$22.047		$23.806		$20.360		$25.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Non Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$96.599	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040
Accumulation unit value at end of period	$120.625	$96.599	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$52.694	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373
Accumulation unit value at end of period	$67.258	$52.694	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$85.320	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494
Accumulation unit value at end of period	$108.133	$85.320	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.371	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987
Accumulation unit value at end of period	$15.026	$12.371	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.197	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691
Accumulation unit value at end of period	$20.163	$16.197	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$25.229	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166
Accumulation unit value at end of period	$29.630	$25.229	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$45.058	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220
Accumulation unit value at end of period	$59.323	$45.058	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.666	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602
Accumulation unit value at end of period	$9.395	$8.666	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$43.970	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057
Accumulation unit value at end of period	$59.088	$43.970	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$21.877	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740
Accumulation unit value at end of period	$27.934	$21.877	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.410	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712
Accumulation unit value at end of period	$13.615	$11.410	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.893	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014
Accumulation unit value at end of period	$3.769	$2.893	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.565	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939
Accumulation unit value at end of period	$3.425	$2.565	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.207	$10.177	$8.911	$8.513	$8.815	$8.664	$8.137	$7.350	$7.089	$6.504
Accumulation unit value at end of period	$10.842	$9.207	$10.177	$8.911	$8.513	$8.815	$8.664	$8.137	$7.350	$7.089
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.660	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566
Accumulation unit value at end of period	$2.774	$2.660	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.275	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678
Accumulation unit value at end of period	$2.268	$2.275	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.152	$11.675	$11.082	$10.019	$10.700	$10.760	$10.446	$9.277	$8.881	$7.950
Accumulation unit value at end of period	$12.642	$11.152	$11.675	$11.082	$10.019	$10.700	$10.760	$10.446	$9.277	$8.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.077	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509
Accumulation unit value at end of period	$3.692	$3.077	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.538	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127
Accumulation unit value at end of period	$4.213	$3.538	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.416	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570
Accumulation unit value at end of period	$42.197	$36.416	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$69.860	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576
Accumulation unit value at end of period	$90.075	$69.860	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$56.206	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258
Accumulation unit value at end of period	$70.192	$56.206	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$104.608	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788
Accumulation unit value at end of period	$137.680	$104.608	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$290.590	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552
Accumulation unit value at end of period	$374.026	$290.590	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.231	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187
Accumulation unit value at end of period	$31.968	$26.231	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$19.990	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781
Accumulation unit value at end of period	$24.010	$19.990	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.845	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009
Accumulation unit value at end of period	$32.729	$25.845	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.023	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489
Accumulation unit value at end of period	$37.171	$30.023	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$16.346	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689
Accumulation unit value at end of period	$17.308	$16.346	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.271	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482
Accumulation unit value at end of period	$11.622	$11.271	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$25.811	$31.285	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470	$27.312
Accumulation unit value at end of period	$32.045	$25.811	$31.285	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$21.248	$23.059	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466	$11.656
Accumulation unit value at end of period	$28.285	$21.248	$23.059	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012		2011		2010
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period**	$24.029	$26.175	$20.793	$20.786	$19.946	$19.289	$14.514	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$32.732	$24.029	$26.175	$20.793	$20.786	$19.946	$19.289		$14.514	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$29.568	$34.844	$26.083	$26.658	$26.241	$26.240	$21.086		$17.792		$19.848		$17.506
Accumulation unit value at end of period	$38.087	$29.568	$34.844	$26.083	$26.658	$26.241	$26.240		$21.086		$17.792		$19.848
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$14.696	$15.712	$15.120	$14.520	$15.196	$15.131	$15.498		$13.978		$14.172		$12.601
Accumulation unit value at end of period	$15.928	$14.696	$15.712	$15.120	$14.520	$15.196	$15.131		$15.498		$13.978		$14.172
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.140	$25.698	$22.483	$20.613	$20.402	$18.859	$14.642		$12.814		$13.118		$11.558
Accumulation unit value at end of period	$29.871	$23.140	$25.698	$22.483	$20.613	$20.402	$18.859		$14.642		$12.814		$13.118
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$31.580	$36.028	$32.275	$27.989	$30.416	$27.799	$20.174		$17.497		$18.291		$15.168
Accumulation unit value at end of period	$39.033	$31.580	$36.028	$32.275	$27.989	$30.416	$27.799		$20.174		$17.497		$18.291
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period**	$10.779	$11.903	$11.187	$9.943	$9.941	$8.991	$7.002		$6.019	$	N/A	$	N/A
Accumulation unit value at end of period	$13.213	$10.779	$11.903	$11.187	$9.943	$9.941	$8.991		$7.002		$6.019	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$25.784	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442	$13.027
Accumulation unit value at end of period	$33.479	$25.784	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period	$25.978	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317	$17.643
Accumulation unit value at end of period	$31.311	$25.978	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$26.624	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253	$17.523
Accumulation unit value at end of period	$30.938	$26.624	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$63.892	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773	$37.448
Accumulation unit value at end of period	$76.751	$63.892	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$81.588	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462
Accumulation unit value at end of period	$108.319	$81.588	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$43.232	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566
Accumulation unit value at end of period	$54.667	$43.232	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2019	2018	2017	2016	2015	2014		2013		2012		2011		2010
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$28.517	$33.773	$30.329	$26.059	$27.613		$25.986		$21.078		$19.416		$20.422		$18.065
Accumulation unit value at end of period	$36.341	$28.517	$33.773	$30.329	$26.059		$27.613		$25.986		$21.078		$19.416		$20.422
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$45.287	$47.443	$37.858	$38.439	$37.237		$33.630		$26.331		$22.660		$24.418		$21.760
Accumulation unit value at end of period	$60.141	$45.287	$47.443	$37.858	$38.439		$37.237		$33.630		$26.331		$22.660		$24.418
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$23.818	$27.573	$24.732	$22.004	$23.068		$20.451		$15.775		$13.374		$16.981		$16.171
Accumulation unit value at end of period	$29.585	$23.818	$27.573	$24.732	$22.004		$23.068		$20.451		$15.775		$13.374		$16.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$31.530	$36.539	$32.359	$27.468	$29.594		$27.556		$19.762		$16.845		$13.359		$11.042
Accumulation unit value at end of period	$38.490	$31.530	$36.539	$32.359	$27.468		$29.594		$27.556		$19.762		$16.845		$13.359
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.097	$26.209	$21.863	$20.110	$20.347		$18.229		$13.657		$11.847		$12.319		$11.069
Accumulation unit value at end of period	$31.111	$24.097	$26.209	$21.863	$20.110		$20.347		$18.229		$13.657		$11.847		$12.319
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$10.792	$12.118	$10.018	$9.666	$10.418	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$12.839	$10.792	$12.118	$10.018	$9.666	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.036	$28.186	$20.063	$18.076	$21.846		$22.047		$23.806		$20.360		$25.353		$21.448
Accumulation unit value at end of period	$29.824	$23.036	$28.186	$20.063	$18.076		$21.846		$22.047		$23.806		$20.360		$25.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS

Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Company, LLC (formerly Zurich American Corporation), a non-operating holding company. Zurich American Company, LLC is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd., a Swiss holding company. Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group Limited.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the

Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	BNY Mellon Investment Portfolios

•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

•	Deutsche DWS Variable Series I

•	Deutsche DWS Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	Voya Investors Trust

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

•	Voya Variable Portfolios, Inc.

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 50 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)

Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA) seeks capital appreciation.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly Oppenheimer Discovery Mid Cap Growth Fund/VA) seeks capital appreciation.

Invesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA) seeks capital appreciation.

Invesco Oppenheimer V.I. Global Strategic Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA) seeks total return.

Invesco Oppenheimer V.I. Main Street Fund (formerly Oppenheimer Main Street Fund®/VA) seeks capital appreciation.

Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer V.I. Main Street Small Cap Fund®/VA) seeks capital appreciation.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)

Invesco V.I. Diversified Dividend Fund seeks to provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Health Care Fund seeks long-term growth of capital.

Invesco V.I. Global Real Estate Fund seeks total return through growth of capital and current income.

Invesco V.I. Managed Volatility Fund seeks both capital appreciation and current income while managing portfolio volatility.

The Alger Portfolios (Class I-2 Shares)

Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

BNY Mellon Investment Portfolios (Service Shares)

BNY Mellon Investment Portfolios, MidCap Stock Portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400 Index).

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. seeks to provide long-term capital appreciation.

Deutsche DWS Variable Series I (Class A Shares)
DWS Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management.

DWS Capital Growth VIP seeks to provide long-term growth of capital.

DWS Core Equity VIP seeks long-term growth of capital, current income and growth of income.

DWS CROCI® International VIP seeks long-term growth of capital.

Deutsche DWS Variable Series II (Class A Shares)

DWS Global Income Builder VIP seeks to maximize income while maintaining prospects for capital appreciation.

DWS Global Equity VIP seeks capital appreciation.

DWS Small Mid Cap Value VIP seeks long-term capital appreciation.

DWS High Income VIP seeks to provide a high level of current income.

DWS CROCI® U.S. VIP seeks to achieve a high rate of total return.

DWS Government Money Market VIP seeks maximum current income to the extent consistent with stability of principal.

DWS Small Mid Cap Growth VIP seeks long-term capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income and will also consider the potential for capital appreciation.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends VIP Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small Cap Value VIP Fund seeks long-term total return.

Franklin Strategic Income VIP Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal.

Franklin U.S. Government Securities VIP Fund seeks income.

Franklin Mutual Global Discovery VIP Fund seeks capital appreciation.

Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal.

Templeton Developing Markets VIP Fund seeks long-term capital appreciation.

JPMorgan Insurance Trust (Class 1 Shares)

JPMorgan Insurance Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Henderson Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Henderson Research Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Henderson Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Henderson Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

Voya Investors Trust

VY® JPMorgan Emerging Markets Equity Portfolio (Institutional Class Shares) seeks capital appreciation.

Voya Variable Portfolios, Inc.

Voya Global High Dividend Low Volatility Portfolio (formerly Voya Global Equity Portfolio) (Class S Shares) seeks long-term capital growth and current income.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser for Invesco V.I. Global Real Estate Fund.

Fred Alger Management, LLC serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the available Portfolios of the American Century Variable Portfolios, Inc.

DWS Investment Management Americas Inc. is the investment advisor for the available funds of Deutsche DWS Variable Series I and II.

BNY Mellon Investment Advisers, Inc. serves as the investment adviser for the BNY Mellon Investment Portfolios, MidCap Stock Portfolio and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Newton Investment Management Limited serves as the sub-adviser for BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Fidelity Management & Research Company (“FMR”) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Other investment advisers serve as sub-advisers for the Fidelity VIP Asset ManagerSM Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fidelity VIP Index 500 Fund.

Franklin Advisers, Inc. is the investment adviser for the Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and the Franklin U.S. Government Securities VIP Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery VIP Fund, Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets VIP Fund.

Voya Investments, LLC serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the VY® JPMorgan Emerging Markets Equity Portfolio. Voya Investments, LLC serves as the investment adviser and Voya Investment Management Co. LLC serves as the sub-adviser for the Voya Global High Dividend Low Volatility Portfolio.

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management LLC is the sub-adviser for Janus Henderson Mid Cap Value Portfolio.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the VY® JPMorgan Emerging Markets Equity Portfolio, the Janus Henderson Global Research Portfolio, the Franklin Mutual Global Discovery VIP Fund, the Invesco Oppenheimer V.I. Global Fund, the DWS CROCI® International VIP, the DWS Global Equity VIP, and the Templeton Developing Markets VIP Fund subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender or take a withdrawal may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”) In addition, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain of the limitations the Internal Revenue Code imposes on withdrawals from qualified plans. (See “Federal Tax Matters, Qualified Plans, Temporary Rules under the CARES Act.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Diversified Dividend Fund, Invesco V.I. Health Care Fund, Franklin U.S. Government Securities VIP Fund, Franklin Mutual Shares VIP Fund, Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA), Invesco Oppenheimer V.I. Global Strategic Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA), Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA), Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly Oppenheimer Discovery Mid Cap Growth Fund/VA), and Templeton Developing Markets VIP Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the

Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

Distribution of the death benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a Qualified Contract or a Non-Qualified Contract. The after-death distribution rules that apply to Qualified Contracts have recently changed and are described in more detail in “FEDERAL TAX MATTERS, Qualified Plans, Temporary Rules under the CARES Act and Required Minimum Distributions Upon Your Death.”

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Failure to meet the requirements for loans may result in adverse income tax consequences to you. Similarly, failure to make a loan repayment when due may result in adverse tax income tax consequences to you. The CARES Act includes temporary relief from certain of the tax rules applicable to loans. (See “Federal Tax Matters, Qualified Plans, Temporary Rules under the CARES Act.”)

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1⁄2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of ZALICO and Deutsche Variable Series II (formerly DWS Variable Series II), Deutsche Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Your choice of Annuity Options may be limited depending on your use of the Contract. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. Certain Annuity Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a Qualified Contract that is subject to limitations under the required minimum distribution rules of Code Section 401(a)(9). In addition, once annuity payments start under an Annuity Option, it may be necessary to modify those payments following the Annuitant’s death in order to comply with the required minimum distribution rules if your Contract is a Qualified Contract. For a discussion of the after-death distribution requirements for Qualified Contracts, see “Federal Tax Matters, Qualified Plans, Required Minimum Distributions Upon Your Death.” You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. For a Non-Qualified Contract, the Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary of a Non-Qualified Contract is not an individual, the entire interest must be distributed within five years of your death.

For a discussion of the after-death distribution requirements for Qualified Contracts, see “Federal Tax Matters, Qualified Plans, Required Minimum Distributions Upon Your Death.”

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. If the Contract is a Qualified Contract and the beneficiary is not an eligible designated beneficiary under the Code, the remaining annuity payments must be taken within ten-years from the date of death of the payee. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

If the Contract is a Qualified Contract and the beneficiary is not an eligible designated beneficiary under the Code, the remaining annuity payments must be taken within ten-years from the date of death of the payee.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

If the Contract is a Qualified Contract and the survivor is not an eligible designated beneficiary under the Code, the remaining annuity payments must be taken within ten-years from the date of death of the first payee.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”) If any Owner or Annuitant dies on or after the Annuity Date and before all benefits under the Annuity Option you selected have been paid, we generally will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. However, in the case of a Qualified Contract, the required minimum distributions rules in Code Section 401(a)(9) may require any remaining portion of such benefits to be paid more rapidly than originally scheduled. In that regard, it is important to understand that in the case of a Qualified Contract, once annuity payments start under an Annuity Option it may be necessary to modify those payments following the Annuitant’s death in order to comply with the required minimum distribution rules. See “Federal Tax Matters, Qualified Plans, Required Minimum Distributions Upon Your Death.”

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distribution under a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

Temporary Rules under CARES Act. On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which includes temporary relief from certain tax rules applicable to IRAs and qualified plans. This relief generally only applies during 2020. These changes are discussed below under “Qualified Plans, Temporary Rules under the CARES Act.” The CARES Act does not change the tax rules applicable to Non-Qualified Contracts.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)

if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated for tax purposes as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

5. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

6. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59½,

•	received due to your disability (as defined in the federal tax law),

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments. Other exceptions may apply.

7. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

8. Transfers, Assignments or Pledges

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a partial withdrawal. If the entire Contract Value is assigned or pledged, subsequent increases in the Contract Value are also treated as partial withdrawals for as long as the assignment or pledge remains in place. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income. A transfer of ownership of a Non-Qualified Contract and the designation of an annuitant or other payee who is not also the contract owner may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

9. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments from either contract, the exchange may not be treated as a tax free exchange. You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

10. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. Failure to follow these rules will result in the loan being treated as a withdrawal includible in income and possibly subject to a 10% penalty tax. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

1. Temporary Rules under the CARES Act

As noted above, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which includes temporary relief from certain of the tax rules applicable to IRAs and qualified plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan or IRA with which the contract is used, (2) whether a plan sponsor implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your IRA or other qualified contract.

Required Minimum Distributions. The CARES Act waives the requirement to take minimum distributions from IRAs and defined contribution plans in 2020. The waiver applies to any minimum distribution due from such arrangements in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

This relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death 5-year rule described below under “Required Distributions upon Your Death, Prior law” applies, the 5-year period is determined without regard to calendar year 2020. It is unclear whether this special exception extends to the 10-year period also described below under “Required Distributions upon Your Death, The new law.”

Distributions. The CARES Act provides relief for coronavirus-related distributions made from an “eligible retirement plan” (defined below) to a “qualified individual” (also defined below). The relief—

•	Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457 of the Code;

•	Provides an exception to the 10% Additional Tax under section 72(t) of the Code;

•	Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•

Permits an IRA owner or employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless they elect out; and

•

Permits recontribution of the distribution to an eligible retirement plan within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from, and any recontribution must be made to, an “eligible retirement plan” within the meaning of section 402(c)(8)(B) of the Code, i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

Plan Loans. The CARES Act provides the following relief with respect to plan loans taken by any “qualified individual” (as defined below)—

•

For loans made during the 180-day period beginning March 27, 2020, the maximum loan amount under the Code is increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.

•	The due date under the Code for any repayment on a loan that otherwise is due between March 27, 2020 and December 31, 2020, is delayed for one year.

Individuals Eligible for Withdrawal and Loan Relief. Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

•	The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	The individual’s spouse or dependent is diagnosed with such virus or disease; or

•

The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

2. Required Minimum Distributions In General

Qualified Contracts are subject to special tax rules specifying the time at which distributions must begin and the amount that must be distributed each year. Distributions of minimum amounts must generally begin by the “required beginning date.” In the case of Individual Retirement Annuities, this generally means April 1 of the calendar year following the calendar year in which the owner attains age 72 (or age 70½ for Owners born before July 1, 1949), and for other Qualified Plans, the later of age 72 (or age 70½ for participants born before July 1, 1949) or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider, an election to receive a lump sum payment of a portion of the annuity income payments could result in a failure to satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

3. Required Minimum Distributions Upon Your Death

Upon your death under an IRA, Roth IRA, 403(b), or other employer sponsored defined contribution plan, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Code. The death benefit provisions of your Qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (SECURE Act), which was part of the larger Further Consolidated Appropriations Act, 2020. The post- death distribution requirements under prior law continue to apply in certain circumstances.

• Prior law. Under prior law, if an employee under an employer sponsored plan or the owner of an IRA dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

• The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death.

Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust as individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several expectations. However, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan only if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan only if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule generally will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Protective Life) in order to comply with the new post-death distribution requirements.

As a general matter, however, the new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to annuity contracts purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

• Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

4. Additional Tax on Early Distributions

A 10% additional tax may apply to the taxable amount of payments from Qualified Contracts. There are exceptions to this additional tax which vary depending on the type of Qualified Contract. For Individual Retirement Annuities, the additional tax does not apply, for example, to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

5. Other Considerations

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

6. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. Subject to certain exceptions, the 10% penalty tax on premature distributions prior to age 59½ is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made during the Owner’s lifetime.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax generally does not apply on the conversion.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “Guaranteed Minimum Death Benefit” and “Earnings Based Death Benefit under B. The Accumulation Period—7. Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Generally, a 10% penalty tax applies to distributions made before age 59½, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or becomes disabled (within the meaning of the tax law), upon the birth or adoption of a child, or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options or to make a partial or full withdrawal of the Contract.

Pension and profit sharing plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. You should consider the extent to which certain aspects of the Contract, e.g., fees that vary based on Contract values, may affect the plan’s compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan’s tax favored status under the Code. Employers using the Contract in connection with such plans should seek competent advice.

7. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	hardship distributions

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if (i) the payee (or the payee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) the payee’s non-spouse beneficiary chooses a “direct rollover” from a plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly or qualifying widow(er), and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Definition of “Spouse”. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and/or for any joint-life coverage under an optional living benefit and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. In addition, we may request certain documentation to establish your status for tax purposes in order to comply with the Foreign Account Tax Compliance Act (“FATCA”). If we do not have the appropriate documentation on file it could affect the rate at which we are required to withhold tax. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investment Distributors, Inc. (“IDI”), 2801 Highway 280 South, Birmingham, AL 35223, for sale of the Contracts. IDI is a wholly-owed subsidiary of Protective Life Corporation. IDI is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IDI entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IDI authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800) 457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

From time to time, ZALICO is a party to certain legal and other proceedings incidental to our insurance business. Our management believes that the resolution of these various matters will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. As of the date of this Prospectus, it also appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on Investment Distributors, Inc.’s (“IDI”) ability to perform its obligations under its principal underwriting agreement. There are no material legal proceedings pending to which IDI is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Zurich American Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2019 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is One North Wacker, Chicago, IL 60606.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

ZURICH AMERICAN LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS publication 590-A and 590-B (hereinafter referred to as Publication 590), Individual Retirement Arrangements (IRAs) at www.irs.gov.

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Information in this section is limited to federal income tax and thus does not address federal gift and estate tax (with the exception of Section R). Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 72, or age 70 1⁄2 for owners born before July 1, 1949 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 72 or age 70 1⁄2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA (other than a Roth IRA) from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan. In addition, if you have participated in your SIMPLE IRA for at least two years, certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your SIMPLE IRA.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it). An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover or direct transfer from a SIMPLE IRA or, to the extent permitted by law, from another IRA or retirement plan as described above.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $6,000 for 2019. After 2019, the limit may be indexed annually in $500 increments, as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $14,000 for 2020 ($6,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return. The phase out of your deduction is also dependent on your fling status, as follows:

2020 TRADITIONAL IRA DEDUCTION LIMITS
IF YOUR FILING STATUS IS...	AND YOUR MODIFIED AGI IS...	THEN YOU CAN TAKE...
Single, head of household, qualifying widow(er), married filing jointly or separately and neither spouse is covered by a plan at work	Any amount	A full deduction up to the amount of your contribution limit

Married filing jointly or qualifying widow(er) and you’re covered by a plan at work	$104,000 or less	A full deduction up to the amount of your contribution limit
	More than $104,000 but less than $124,000	A partial deduction

	$124,000 or more	No deduction

Married filing jointly and your spouse is covered by a plan at work	$196,000 or less	A full deduction up to the amount of your contribution limit
	More than $196,000 but less than $206,000	A partial deduction

	$206,000 or more	No deduction

2020 TRADITIONAL IRA DEDUCTION LIMITS
IF YOUR FILING STATUS IS...	AND YOUR MODIFIED AGI IS...	THEN YOU CAN TAKE...
Single or head of household and you’re covered by a plan at work	$65,000 or less	A full deduction up to the amount of your contribution limit
	More than $65,000 but less than $75,000	A partial deduction

	$75,000 or more	No deduction

Married filing separately and either spouse is covered by a plan at work	Less than $10,000	A partial deduction
	$10,000 or more	No deduction

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). In 2020, the maximum deductible employer contribution for a SEP IRA is the lesser of $57,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $13,500 for 2020 or $16,500 if you are over age 50. After 2020, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $285,000 of compensation in 2020, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 72, or age 70 1⁄2 for owners born before July 1, 1949. Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 72, or age 70 1⁄2 for owners born before July 1, 1949 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 72 year, or age 70 1⁄2 for owners born before July 1, 1949, satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you reach your required beginning date.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

Your ability to contribute to a Roth IRA is based on your filing status and modified adjusted gross income, as shown below. For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. These amounts may be indexed for cost of living increases in future years.

2020 ROTH IRA INCOME LIMITS
FILING STATUS	MODIFIED AGI	CONTRIBUTION LIMIT
Married filing jointly or qualifying widow(er)	Less than $196,000	$6,000 ($7,000 if you’re age 50 or older)

	$196,000 to $205,999	Reduced

	$206,000 or more	Not eligible

Single, head of household, or married filing separately (and you didn’t live with your spouse at any time during the year)	Less than $124,000	$6,000 ($7,000 if you’re age 50 or older)
	$124,000 to $138,999	Reduced

	$139,000 or more	Not eligible

Married filing separately (if you lived with your spouse at any time during the year)	Less than $10,000	Reduced
	$10,000 or more	Not eligible

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1⁄2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1⁄2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

Unless you qualify for an exception, you’ll have to pay an additional 10% tax on the amount you withdraw from your IRA, SEP IRA, Roth IRA or SIMPLE IRA prior to age 59 1⁄2. The premature distribution penalty is equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate, the additional tax is equal to 25%. The penalty tax would not apply to withdrawals in the form of an annuity, amounts rolled over or transferred tax free, and any distributions that meet the exceptions under Internal Revenue Code section 72(t):

1. A distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

2. A distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

3. A distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

4. An amount to buy, build or rebuild a first home (up to $10,000)

5. A withdrawal is a qualified reservist distribution

6. A payment made to satisfy an IRS levy

7. A withdrawal for a qualified birth or adoption,

8. A qualified military reservist distribution.

9. A qualified disaster recovery distribution

If you wish to take a distribution for these purposes, you should consult your tax adviser.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by ZALICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZURICH AMERICAN LIFE INSURANCE COMPANY

in Connection With

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

HOME OFFICE: 1299 Zurich Way, Schaumburg, Illinois 60196

(877) 301-5376

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2020. The Prospectus may be obtained from Zurich American Life Insurance Company by writing to us c/o Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, or calling 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account

Zurich American Life Insurance Company (“ZALICO”) maintains the books and records of the ZALICO Variable Annuity Separate Account (the “Separate Account”). ZALICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of ZALICO. ZALICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by ZALICO.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and ZALICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by ZALICO, including the Contracts. The coinsurance agreement does not change ZALICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group Limited. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by ZALICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account and ZALICO is PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606 for the years ended December 31, 2019, 2018 and 2017. The firm has performed the annual audit of the financial statements of the Separate Account and ZALICO for the years ended December 31, 2019, 2018 and 2017.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are distributed through the principal underwriter for the Separate Account, Investment Distributors, Inc (“IDI”) and formerly by Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

ZALICO pays commissions to the selling broker-dealers, respectively, which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2019, 2018 and 2017, ZALICO incurred gross commissions payable of approximately $4.5, $4.3, and $5.0 million, respectively, to licensed insurance agents.

STATE REGULATION

ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2018. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2019 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is One North Wacker, Chicago, IL 60606.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

3

Zurich American Life

Insurance Company

Statutory Financial Statements

December 31, 2019 and 2018 and

For the Years Ended December 31, 2019, 2018 and 2017

And Supplemental Schedules

As of and for the Year Ended December 31, 2019

Zurich American Life Insurance Company
Index
December 31, 2019, 2018 and 2017
Page(s)
Independent Auditor's Report ........................................................................................................................	1-2
Statutory Financial Statements
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus ..................................................	3
Statutory Statements of Operations ...................................................................................................................	4
Statutory Statements of Changes in Capital and Surplus...................................................................................	5
Statutory Statements of Cash Flows...................................................................................................................	6
Notes to Statutory Financial Statements.............................................................................................................	7-48
Supplemental Schedules
Supplemental Schedule of Assets and Liabilities ..............................................................................................	49-50
Supplemental Summary Investment Schedule ..................................................................................................	51
Supplemental Investment Risks Interrogatories .................................................................................................	52-55

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and December 31, 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and December 31, 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019, and December 31, 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 6 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule and investment risk interrogatories (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP Chicago, Illinois

April 29, 2020

2

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2019 and 2018

(in thousands of dollars)	2019	2018
Admitted assets
Cash and invested assets
Fixed maturities, at amortized cost (fair value of $966,876
and $471,166, respectively)	$924,716	$466,016
Investment in subsidiary	18,321	20,848
Contract loans	181,803	66,094
Cash, cash equivalents and short-term investments	103,315	75,097
Receivables for securities	460	-
Total cash and invested assets	1,228,615	628,055
Federal Income tax receivable	2,649	13,238
Other amounts receivable under reinsurance contracts	53,165	31,509
Deferred and uncollected premiums	9,477	10,982
Investment income due and accrued	7,769	10,473
Guaranty funds receivable or on deposit	104	104
Receivable from separate accounts	29,353	29,607
Receivables from parent, subsidiaries and affiliates	695	2,302
Other assets	2,789	3,650
Separate account assets	13,866,716	13,318,654
Total admitted assets	$15,201,332	$14,048,574
Liabilities and Capital and Surplus

Liabilities
Life and annuity reserves	$587,751	$464,349
Accident and health reserves	10,402	3,829
Deposit-type funds
Supplemental contracts without life contingencies	16,485	17,947
Claims and benefits payable to policyholders	68,613	4,017
Total policy liabilities	683,251	490,142
Provision for experience rating refunds	335,932	-
Other amounts payable on reinsurance	67,477	63,404
Interest maintenance reserve	6,406	3,583
General expenses due or accrued	5,856	7,338
Transfers to Separate Accounts due or accrued	(524)	3,139
Taxes, licenses and fees due or accrued	12,508	6,938
Asset valuation reserve	2,439	1,950
Payable to affiliates	13,076	11,963
Funds held under coinsurance	2,580	2,337
Commission to agents due or accrued	1,190	1,318
Payable for securities	32,658	1,483
Other liabilities	5,547	9,757
Separate account liabilities	13,866,716	13,318,654
Total liabilities	15,035,112	13,922,006
Capital and surplus
Capital stock ($10 par value – 300,000 authorized shares;
250,000 shares issued and outstanding at 2019 and 2018)	2,500	2,500
Paid-in and contributed surplus	881,970	789,970
Unassigned deficit	(718,250)	(665,902)
Total capital and surplus	166,220	126,568
Total liabilities and capital and surplus	$15,201,332	$14,048,574

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)	2019	2018	2017
Income
Premium and annuity considerations	$1,059,782	$(88,411)	$1,579,396
Considerations for supplemental contracts with life contingencies	8,559	7,472	12,154
Net investment income	32,304	20,940	19,858
Amortization of interest maintenance reserve	600	557	717
Separate accounts fees	383,620	359,787	348,882
Separate accounts-related (expenses) income, net	(84)	(329)	88
Commissions and expense allowances on reinsurance ceded	67,464	43,251	63,071
Ceded miscellaneous fees		-	-
Fee income from non-variable separate account funds	1,559	3,369	1,704
Other (expense) income	(506)	(44)	171
Total income	1,553,298	346,592	2,026,041
Benefits and Expenses
Death benefits	385,247	66,679	38,739
Annuity benefits	26,952	48,512	345,141
Disability benefits	6,182	1,568	1,648
Surrender benefits	306,500	11,419	45,261
Interest and adjustments on policy or deposit-type contracts	5,305	4,946	1,153
Payments on supplementary contracts with life contingencies	19,967	19,802	24,907
Increase (Decrease) in aggregate reserves for life policies and contracts	129,975	(1,452)	(20,309)
Commissions	86,704	66,955	55,518
Commissions and expense allowances on reinsurance assumed	4	4	-
General expenses	40,382	52,408	70,906
Insurance taxes, licenses and fees	14,334	8,138	41,984
Increase (Decrease) in loading on deferred and uncollected premiums	108	117	(59)
Net transfers from separate accounts	70,043	11,814	1,271,935
Experience rated-refund BOLI	397,138	-	-
Reinsured fees associated with separate accounts	31,450	31,702	33,818
Net change in termination value of separate accounts	-	-	2
Ceded fixed/variable expense	80,461	91,858	100,165
Total benefits and expenses	1,600,752	414,470	2,010,809
Net (loss) gain from operations before federal income
tax expense (benefit) and realized capital losses	(47,454)	(67,878)	15,232
Federal income tax expense (benefit)	1,415	(13,271)	49,057
Net loss from operations before realized capital losses	(48,869)	(54,607)	(33,825)
Net realized capital gains (losses)	4,348	(399)	309
Related federal income tax expense (benefits)	1,223	(56)	125
Realized gains (losses) transferred to the interest maintenance reserve	3,422	(252)	205
Total realized capital losses	(297)	(91)	(21)
Net loss	$(49,166)	$(54,698)	$(33,846)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)	2019	2018	2017
Income
Premium and annuity considerations	$1,059,782	$(88,411)	$1,579,396
Considerations for supplemental contracts with life contingencies	8,559	7,472	12,154
Net investment income	32,304	20,940	19,858
Amortization of interest maintenance reserve	600	557	717
Separate accounts fees	383,620	359,787	348,882
Separate accounts-related (expenses) income, net	(84)	(329)	88
Commissions and expense allowances on reinsurance ceded	67,464	43,251	63,071
Ceded miscellaneous fees		-	-
Fee income from non-variable separate account funds	1,559	3,369	1,704
Other (expense) income	(506)	(44)	171
Total income	1,553,298	346,592	2,026,041
Benefits and Expenses
Death benefits	385,247	66,679	38,739
Annuity benefits	26,952	48,512	345,141
Disability benefits	6,182	1,568	1,648
Surrender benefits	306,500	11,419	45,261
Interest and adjustments on policy or deposit-type contracts	5,305	4,946	1,153
Payments on supplementary contracts with life contingencies	19,967	19,802	24,907
Increase (Decrease) in aggregate reserves for life policies and contracts	129,975	(1,452)	(20,309)
Commissions	86,704	66,955	55,518
Commissions and expense allowances on reinsurance assumed	4	4	-
General expenses	40,382	52,408	70,906
Insurance taxes, licenses and fees	14,334	8,138	41,984
Increase (Decrease) in loading on deferred and uncollected premiums	108	117	(59)
Net transfers from separate accounts	70,043	11,814	1,271,935
Experience rated-refund BOLI	397,138	-	-
Reinsured fees associated with separate accounts	31,450	31,702	33,818
Net change in termination value of separate accounts	-	-	2
Ceded fixed/variable expense	80,461	91,858	100,165
Total benefits and expenses	1,600,752	414,470	2,010,809
Net (loss) gain from operations before federal income
tax expense (benefit) and realized capital losses	(47,454)	(67,878)	15,232
Federal income tax expense (benefit)	1,415	(13,271)	49,057
Net loss from operations before realized capital losses	(48,869)	(54,607)	(33,825)
Net realized capital gains (losses)	4,348	(399)	309
Related federal income tax expense (benefits)	1,223	(56)	125
Realized gains (losses) transferred to the interest maintenance reserve	3,422	(252)	205
Total realized capital losses	(297)	(91)	(21)
Net loss	$(49,166)	$(54,698)	$(33,846)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)		Gross
	Common	Paid-in and		Total
	Capital	Contributed	Unassigned	Capital and
	Stock	Surplus	Deficit	Surplus
Balances at December 31, 2016	$2,500	$705,970	$(584,119)	$124,351
Net loss	-	-	(33,390)	(33,390)
Change in net unrealized capital
losses, net of tax	-	-	605	605
Change in nonadmitted assets	-	-	(9,187)	(9,187)
Change in net deferred tax asset	-	-	9,157	9,157
Change in liability for reinsurance in unauthorized
and certified companies	-	-	529	529
Change in asset valuation reserve	-	-	(120)	(120)
Change in surplus as a result of paid in capital	-	28,000	-	28,000
Change in surplus as a result of reinsurance	-	-	(161)	(161)
Interest maintenance reserve generated
by transferred coinsurance assets	-	-	(208)	(208)
Balances at December 31, 2017	$2,500	$733,970	$(616,894)	$119,576
Net loss	-	-	(54,698)	(54,698)
Change in net unrealized capital
losses, net of tax	-	-	(972)	(972)
Change in nonadmitted assets	-	-	5,413	5,413
Change in net deferred tax asset	-	-	1,379	1,379
Change in asset valuation reserve	-	-	378	378
Change in surplus as a result of paid in capital	-	56,000	-	56,000
Change in surplus as a result of reinsurance	-	-	(149)	(149)
Miscellaneous surplus adjustment	-	-	(167)	(167)
Interest maintenance reserve generated
by transferred coinsurance assets	-	-	(192)	(192)
Balances at December 31, 2018	$2,500	$789,970	$(665,902)	$126,568
Net loss	-	-	(49,166)	(49,166)
Change in net unrealized capital
losses, net of tax	-	-	(2,521)	(2,521)
Change in nonadmitted assets	-	-	(12,711)	(12,711)
Change in net deferred tax asset	-	-	12,930	12,930
Change in liability for reinsurance in unauthorized
and certified companies	-	-	(52)	(52)
Change in asset valuation reserve	-	-	(489)	(489)
Change in surplus as a result of paid in capital	-	92,000	-	92,000
Change in surplus as a result of reinsurance	-	-	(148)	(148)
Interest maintenance reserve generated
by transferred coinsurance assets	-	-	(191)	(191)
Balances at December 31, 2019	$2,500	$881,970	$(718,250)	$166,220

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)	2019	2018	2017
Cash from operations
Premiums collected, net of reinsurance	$1,405,446	$(83,398)	$1,589,495
Net investment income	34,865	20,265	19,384
Miscellaneous income	452,052	406,033	413,916
Benefits and loss related payments	(688,268)	(151,015)	(425,005)
Net transfers from separate accounts	(73,706)	(7,099)	(1,269,961)
Commissions, expenses paid and
aggregate write-ins for deductions	(655,729)	(279,635)	(284,309)
Dividends paid to policyholders	-	-	(1)
Federal and foreign income taxes recovered (paid)	7,951	(50,322)	17,814
Net cash provided by (used in) operations	482,611	(145,171)	61,333
Cash from investments
Proceeds from investments sold, matured or repaid
Fixed Maturities	288,404	198,789	120,319
Stocks	97	-	-
Net gains or (losses) on cash, cash equivalents
and short-term investments	7	-	(6)
Miscellaneous proceeds	31,174	1,482	72
Total investment proceeds	319,682	200,271	120,385
Cost of investments acquired
Fixed Maturities	742,309	102,655	175,553
Stocks	85	-	-
Miscellaneous applications	460	-	-
Total investments acquired	742,854	102,655	175,553
Net increase in contract loans	115,709	1,343	2,600
Net cash (used in) provided by investments	(538,881)	96,273	(57,768)
Cash from financing and miscellaneous
sources
Capital contribution	92,000	56,000	28,000
Net deposits on deposit-type
funds and other liabilities	(1,462)	1,133	652
Other cash (applied) provided	(6,050)	7,673	(6,604)
Net cash provided by financing and
miscellaneous sources	84,488	64,806	22,048
Net change in cash, cash equivalents
and short-term investments	28,218	15,908	25,613
Cash, cash equivalents and short-term
investments
Beginning of year	75,097	59,189	33,576
End of year	$103,315	$75,097	$59,189

6

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

1. The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company ("ZALICO" or the "Company") is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Company, LLC ("ZAC") (formerly Zurich American Corporation, which converted to a limited liability company effective October 1, 2019), a non- operating holding company incorporated under the laws of the State of Delaware. ZAC is a wholly-owned subsidiary of Zurich Holding Company of America, Inc., ("ZHCA") a Delaware Corporation, which in turn is awholly-owned subsidiary of Zurich Insurance Group Ltd (the "Parent"), a financial services company domiciled in Switzerland.

ZALICO entered into an Amended Purchase and Sale Agreement dated as of September 27, 2019 with ZALICO's parent, ZAC, pursuant to which ZAC transferred (i) 250,000 common shares of ZALICO and (ii) $21 million to ZALICO in exchange for 250,000 newly issued common shares of ZALICO at the same share price of $10 per share.

The Company markets a variety of life insurance products including Fixed Universal Life, Indexed Universal Life, Level Term, Guaranteed Death Benefit, Life Portability, Conversion, Private Placement Variable Annuity, Private Placement Individual Variable Universal Life, Private Placement Variable Life, Private Placement Variable Universal Life, Group Term Life/Accidental Death & Dismemberment, Group Long Term Disability and Short Term Disability Insurance, Group Term Life Insurance, and DESTINATIONS Products (registered individual and group variable, fixed and market value adjusted deferred annuity products).

Business Owned Life Insurance

From 1997 to the effective date of the Purchase Agreement (see detail for the Purchase Agreement in footnote 8), the Company marketed business-owned life insurance ("BOLI") contracts. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or, in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts, which is recorded as separate account fees. Costs of insurance amounts ceded to reinsurers are recorded as a reduction of premiums.

Prior to January 1, 2019, an affiliate, Zurich Insurance Company's Bermuda Branch ("ZIBB"), reinsured 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection ("SVP") option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company's separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time. On January 1, 2019, the reinsurance treaty with ZIBB was terminated and replaced by the Third Amended and Restated Group Variable Life Excess of Loss Reinsurance Agreement. Under this new arrangement with ZIBB, ZALICO assumes back its responsibility

7

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

to pay all death benefit payments for certain of the Company's group variable life insurance contracts. ZIBB continues to provide the SVP option to the policyholder and net amount at risk protection to the Company.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments. Investment income and gains and losses are credited to or charged against the non-guaranteed accounts without regard to other income, gains or losses of the Company. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.

BFP Securities LLC

BFP Securities LLC ("BFPS") and Investment Distributors, Inc. ("IDI"), an affiliate of Protective Life Insurance Company ("PLICO"), are the principal underwriters for ZALICO's variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO's BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC ("BFP"). BFP is 50% owned by Bancorp Services, L.L.C. ("Bancorp"), an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC, an affiliate of ZALICO.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance ("IDOI").

The IDOI recognizes only Statements of Statutory Accounting Principles ("SSAP" or "NAIC SAP") prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual version effective January 1, 2001 ("NAIC AP&P") has been adopted as a component of prescribed or permitted practices by the State of Illinois.

NAIC SAP and IDOI SAP differ from US GAAP in certain respects, which in some cases may be material. The primary differences between SAP and GAAP are noted below:

Cash and Cash Equivalents

Cash and cash equivalents consists of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value ("NAV") as a practical expedient as required by the NAIC. Under US GAAP, cash and cash equivalents are carried at fair value.

Investments

Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•Fixed maturities – At cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. All other fixed maturities are

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

reflected at amortized cost. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management's intent as to whether fixed maturities are available for sale or will be held until maturity.

•Loan-backed securities – Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the prospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management's intent as to whether fixed maturities are available for sale or will be held until maturity.

•Investment in subsidiary – The Company's investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97,

"Investments in Subsidiary, Controlled and Affiliated Entities," and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual and reported based on the statutory capital and surplus of the subsidiary. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

•Short-term investments – The Company records short-term investments at cost or amortized cost.

•Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

•Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down.

Any such issue would be written down to its net realizable value (or "fair value") during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification ("OTTI"). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities. Other than the recognized OTTI on loan-backed securities disclosed in footnote 3, the Company did not recognize OTTI on fixed maturities.

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder's equity and other comprehensive income.

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had $0, $111 and $0 investment income due and accrued that was over 90 days past due at December 31, 2019, 2018 and 2017.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the interest maintenance reserve ("IMR") and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Reserves

Asset Valuation Reserve

The asset valuation reserve ("AVR") is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established.

Interest Maintenance Reserve

An IMR is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP.

Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience. Under SAP, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP; under GAAP, policy valuation assumptions are based upon best estimates as the date of the policy is issued, with provisions for the risk of adverse deviation.

Certain contracts, in particular deferred annuities with mortality risk, are considered "Life contracts" under SAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company's deferred annuities are classified as either "insurance contracts" of "investment contracts" and, accordingly, for those annuities classified as investment contracts premiums are not reported as revenues under GAAP. Amounts received for investment contracts are not reported as policy liabilities and insurance reserves.

Under SAP, the NAIC Annuity Reserve Valuation Method is used for the majority of individual deferred annuity reserves; under GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts.

Policy Liabilities and Other Policyholders' Funds

Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Interest crediting rates under the contracts' accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner's Standard Ordinary ("CSO") table assuming interest rates ranging from 3.0% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Principles-based Reserving

In June 2016, the NAIC adopted a recommendation that will activate a principles-based reserving approach for life insurance products. Principles-based reserving replaces the reserving methods for life insurance products for which the current formulaic basis for reserves may not accurately reflect the risks or costs of the liability or obligations of the insurer. The principles-based reserving approach has a three-year phase-in period. At the Company's discretion, it may be applied to new individual life business beginning as early as January 1, 2017, and must be applied for all new individual life business issued January 1, 2020 and later. The Company may select different implementation dates for different products. As of December 31, 2019, the Company has not adopted Principles Based Reserving. Due to reinsurance, the Company expects there will be no impact from its adoption.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately.

Reinsurance

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP purposes. Transactions recorded as financing have no impact on premiums

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders' equity.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2019 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, "Guaranty Fund and Other Assessments," guaranty fund assessment ("GFA") liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement with PLICO.

The Company's guaranty fund liability is $10,298,000 and $10,263,000 at December 31, 2019 and 2018, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $9,665,000 and $9,799,000 at December 31, 2019 and 2018, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $104,000 at both December 31, 2019 and 2018. Premium tax recoveries vary by state and generally range between five to twenty years.

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders' equity.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2019 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, "Guaranty Fund and Other Assessments," guaranty fund assessment ("GFA") liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement with PLICO.

The Company's guaranty fund liability is $10,298,000 and $10,263,000 at December 31, 2019 and 2018, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $9,665,000 and $9,799,000 at December 31, 2019 and 2018, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $104,000 at both December 31, 2019 and 2018. Premium tax recoveries vary by state and generally range between five to twenty years.

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company's net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by DWS Investment Management Americas, Inc., and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company's reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied the NAIC Statement of Statutory Accounting Principles No. 101, "Income Taxes." Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets ("DTA") and liabilities ("DTL") are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment. Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk- based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as "nonadmitted assets," such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, EDP, equipment, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

Statement of Cash Flows

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

3. Investments

The components of investment income by type of investment for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of dollars)	2019	2018	2017
Fixed maturities	$28,179	$18,427	$18,434
Contract loans	3,829	3,086	2,886
Cash, cash equivalents and short-term investments	1,719	910	601
Other	1	87	6
Gross investment income	33,728	22,510	21,927
Less: Investment expenses	(1,424)	(1,570)	(2,069)
Net investment income	$32,304	$20,940	$19,858

Investment expenses included the following fees paid to the Company's various affiliated and non-affiliated investment managers:

(in thousands of dollars)	2019	2018	2017
Fees paid to Investment Managers:
Affiliated Investment Managers:
Zurich Investment Services Limited	$362	$228	$287
Zurich Global Investment Management.	825	780	791
Farmers Group Inc.	125	121	116
Non-Affiliated Investment Managers:
Prudential Private Placement Investors L.P.	$213	$206	$188
DWS Investment Management Americas, Inc.	227	228	240
Pinebridge	176	-	-
Goldman Sachs	94	-	-
Custody fees	$(603)	$-	$-
Other investment expenses	5	-	-
Total investment expenses	$1,424	$1,563	$1,622

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains and losses for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of dollars)	2019	2018	2017
Fixed maturities	$4,340	$(402)	$315
Cash, cash equivalents, and short term	8	3	(6)
	4,348	(399)	309
Less: Capital gains tax	(1,223)	56	(125)
	3,125	(343)	184
Less: IMR transfers net of tax	(3,422)	252	(205)
Net realized capital losses	$(297)	$(91)	$(21)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2019 and 2018 are as follows:

(in thousands of dollars)		2019
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities
U.S. government	$ 281,190	$4,748	$(169)	$ 285,769
Other governments	24,721	293	-	25,014
Political subdivisions	3,716	1,104	-	4,820
Special revenues	92,198	4,764	(143)	96,819
Industrial and miscellaneous (unaffiliated)	522,225	31,839	(336)	553,728
Loan-back securities	665	61	-	726
Total fixed maturities	$ 924,716	$42,809	$(649)	$ 966,876

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)		2018
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities
U.S. government	$46,485	$361	$(384)	$46,462
Other governments	261	4	-	265
Political subdivisions	3,716	787	(3)	4,500
Special revenues	64,168	2,323	(960)	65,531
Industrial and miscellaneous (unaffiliated)	351,386	9,655	(6,633)	354,408
Total fixed maturities	$466,016	$13,130	$(7,980)	$471,166

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2019 and 2018 for securities that were in an unrealized loss position were as follows:

(in thousands of dollars)		2019
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
	Gross	Gross	Gross	Estimated
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses
Fixed maturities
U.S. government	$44,955	$(169)	$-	$-
Other governments	1,193	-	-	-
U.S. Special Revenue Bonds	-	-	-	-
Industrial and miscellaneous (unaffiliated)	29,290	(106)	3,278	(41)
Loan-backed securities	35,251	(182)	18,003	(151)
Total Fixed maturities	$110,689	$(457)	$21,281	$(192)
(in thousands of dollars)		2018
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
	Gross	Gross	Gross	Estimated
	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses
Fixed maturities
U.S. government	$12,296	$(17)	$25,320	$(338)
U.S. Political Subdivision Bonds	-	-	134	(3)
U.S. Special Revenue Bonds	453	(17)	-	-
Industrial and miscellaneous (unaffiliated)	45,546	(1,023)	100,646	(4,282)
Loan-backed securities	39,972	(343)	93,342	(1,956)
Total Fixed maturities	$98,267	$(1,400)	$219,442	$(6,579)

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

As of December 31, 2019 and 2018, fixed maturities represented 100% of the Company's total unrealized loss amount for both years, which was comprised of 163 and 322 securities, respectively.

As of December 31, 2019, there was one security with a fair value less than 80% of the securities' amortized cost for greater than 12 continuous months. As of December 31, 2018, there were no securities with a fair value less than 80% of the securities' amortized cost for greater than 12 continuous months.

As of December 31, 2019 and 2018, fixed maturities in an unrealized loss position for less than 12 months were comprised of 100 and 129 securities, of which 100% and 97%, of fair value of $110,689,333 and $95,170,260, respectively, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2019 and 2018 were comprised of 63 and 193 securities with a total fair value of $21,281,110 and $219,441,483, respectively. The unrealized loss of $192,552 and $6,579,628 at December 31, 2019 and 2018, respectively, relates to industrial and miscellaneous, U.S. Special Revenues, and U.S. Government securities.

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non- governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company's total exposure.

Loan-Backed Securities

There were no loan-backed securities impaired during 2019 or 2018 due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis. Loan-backed securities with evidence of deterioration of credit quality, for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Loan-backed securities impaired as their carrying value was less than the present value of their projected cash flows that were held as of December 31, 2019 and 2018 were as follows:

			2019
	Book/Adjusted					Date of
	Carrying Value	Present	Recognized			Financial
	Amortized Cost	Value of	Other-Than-			Statement
CUSIP	Before Current	Projected	Temporary	Amortized Cost	Fair Value at	Where
Identification	Period OTTI	Cash Flows	Impairment	After OTTI	Time of OTTI	Reported
22540VG71	$62,129	$57,863	$(4,266)	$57,863	$69,807	12/31/2019
Total	$62,129	$57,863	$(4,266)	$57,863	$69,807
			2018
	Book/Adjusted					Date of
	Carrying Value	Present	Recognized			Financial
	Amortized Cost	Value of	Other-Than-			Statement
CUSIP	Before Current	Projected	Temporary	Amortized Cost	Fair Value at	Where
Identification	Period OTTI	Cash Flows	Impairment	After OTTI	Time of OTTI	Reported
36228FEC6	$183,323	$200,432	$(1,783)	$200,432	$200,432	12/31/2018
36228FEC6	230,505	195,638	(34,867)	195,638	195,638	6/30/2018
Total	$413,828	$396,070	$(36,651)	$396,070	$396,070

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2019 and 2018 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

(in thousands of dollars)	2019		2018
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in 1 year or less	$110,269	$110,652	$31,002	$30,939
Due after 1 year through 5 years	281,080	287,093	73,403	72,950
Due after 5 years through 10 years	226,090	234,537	92,970	91,305
Due after 10 years	124,585	149,107	115,087	124,051
	742,024	781,390	312,462	319,245
Mortgage-backed securities	182,693	185,486	153,554	151,921
	$924,716	$966,876	$466,016	$471,166

Proceeds from sales of fixed maturities and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2019
Long term fixed maturities	$4,600	$(272)	$288,404
Short term fixed maturities	4	-	11,017
2018
Long term fixed maturities	$739	$(1,141)	$100,404
Short term fixed maturities	10	(7)	4,960
2017
Long term fixed maturities	$617	$(302)	$69,134
Short term fixed maturities	4	(10)	-

Fixed maturities with an amortized cost of approximately $4,215,611 and $4,253,000 were on deposit with regulatory authorities at December 31, 2019 and 2018, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $4,223,505 and $4,201,219 as of December 31, 2019 and 2018, respectively.

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Restricted Assets

As of December 31, 2019 and 2018, the Company has the following restricted assets:

2019

				Gross Restricted						Percentage
Current Year
	1	2	3	4	5	6	7	8	9	10	11
		G/A	Total
		Supporting	Separate						Total		Admitted
	Total	Protected	Account						Current	Gross	Restricted
	General	Cell	(S/A)	S/A Assets				Total	Year	Restricted	to Total
	Account	Account	Restricted	Supporting		Total From	Increase/	NonAdmitted	Admitted	to Total	Admitted
Restricted Asset Category	(G/A)	Activity	Assets	G/A Activity	Total	Prior Year	Decrease	Restricted	Restricted	Asset	Assets
On deposit with states
regulatory bodies	$4,216	$-	$-	$-	$4,216	$4,253	$(37)	$-	$4,216	0.00%	0.00%
Total restricted assets	$4,216	$-	$-	$-	$4,216	$4,253	$(37)	$-	$4,216	0.00%	0.00%

2018
				Gross Restricted						Percentage
Current Year
	1	2	3	4	5	6	7	8	9	10	11
		G/A	Total
		Supporting	Separate						Total		Admitted
	Total	Protected	Account						Current	Gross	Restricted
	General	Cell	(S/A)	S/A Assets				Total	Year	Restricted	to Total
	Account	Account	Restricted	Supporting		Total From	Increase/	NonAdmitted	Admitted	to Total	Admitted
Restricted Asset Category	(G/A)	Activity	Assets	G/A Activity	Total	Prior Year	Decrease	Restricted	Restricted	Asset	Assets
On deposit with states
regulatory bodies	$4,253	$-	$-	$-	$4,253	$4,506	$(253)	$-	$4,253	0.00%	0.00%
Total restricted assets	$4,253	$-	$-	$-	$4,253	$4,506	$(253)	$-	$4,253	0.00%	0.00%

4. Fair Value of Financial Instruments

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level

1)and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's or liability's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2 Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.Quoted prices for similar assets or liabilities in active markets

b.Quoted prices for identical or similar assets or liabilities in nonactive markets

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

c.Inputs other than quoted market prices that are observable

d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management's own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2019 and 2018. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

(in thousands of dollars)				2019
		Total Gains/	Total Gains/
		(Losses)	(Losses)				Transfer
	Beginning	Included in	Included in				in/(out) of	Ending
	Fair Value	Net Income	Net Income	Purchases	Sales		Level 3	Fair Value
Separate account assets	$538,425	$33,215	$4,217	$286,971	$(54,988)	$	- ---	$807,840
(in thousands of dollars)				2018
		Total Gains/	Total Gains/
		(Losses)	(Losses)				Transfer
	Beginning	Included in	Included in				in/(out) of	Ending
	Fair Value	Net Income	Net Income	Purchases	Sales		Level 3	Fair Value
Separate account assets	$457,212	$(766)	$6,406	$157,076	$(81,502)		$-	$538,425

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2019 and 2018 about the fair values and admitted values of the Company's financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)			2019
						Not
						Practicable
	Aggregate	Admitted				(Carrying
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	Value)
Assets
Fixed Maturities	$966,876	$924,716	$-	$959,128	$7,748	$-
Cash, Cash Equivalents
and Short-Term Investments	103,324	103,315	93,414	9,910	-	-
Receivable for Securities	460	460	460	-	-	-
Contract Loans	181,803	181,803	-	-	-	181,803
Accrued Investment Income	7,769	7,769	7,769	-	-	-
Separate Account Assets	13,866,716	13,866,716	1,989,945	11,068,931	807,840	-
Total Assets	$ 15,126,948	$15,084,779	$2,091,588	$12,037,969	$ 815,588	$181,803
Liabilities
Deposit Type Contracts	$16,485	$16,485	$-	$16,485	$-	$-
Separate Account Liabilities	13,866,716	13,866,716	-	13,866,716	-	-
Total Liabilities	$ 13,883,201	$13,883,201	$-	$13,883,201	$-	$-
(in thousands of dollars)			2018
						Not
						Practicable
	Aggregate	Admitted				(Carrying
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	Value)
Assets
Fixed Maturities	$471,166	$466,016	$-	$460,802	$10,364	$-
Cash, Cash Equivalents
and Short-Term Investments	75,097	75,097	73,615	1,482	-	-
Contract Loans	66,094	66,094	-	-	-	66,094
Accrued Investment Income	10,473	10,473	10,473	-	-	-
Separate Account Assets	13,318,654	13,318,654	1,850,048	10,930,181	538,425	-
Total Assets	$ 13,941,484	$13,936,334	$1,934,136	$11,392,465	$ 548,789	$66,094
Liabilities

Deposit Type Contracts	$17,947	$17,947	$-	$17,947	$-	$-
Separate Account Liabilities	13,318,654	13,318,654	-	13,318,654	-	-
Total Liabilities	$ 13,336,601	$13,336,601	$-	$13,336,601	$-	$-

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2019 and 2018:

•Fixed maturities - The estimated fair values of fixed maturities is valued in accordance with the

NAIC's Purposes and Procedures Manual of the Securities Valuation Office ("SVO"). In those instances where fair value is not available from the SVO, then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

•Contract loans - The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

•Cash, cash equivalents and short-term investments - The carrying amounts of these items approximate fair value.

•Deposit-type contracts - The estimated fair value is currently equal to book value and is based on the present value of the future payments.

•The separate accounts assets are carried at fair value based on the reported net asset value ("NAV") per share of the respective portfolios at December 31, 2019 and 2018. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate accounts liabilities are a reasonable estimate of their fair value.

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

5. Income Taxes

Components of DTAs and DTLs at December 31, 2019 and 2018, as well as changes herein, comprise the following components:

(in thousands of dollars)		2019
	Ordinary	Capital	Total
Gross deferred tax assets	$72,482	$2,683	$75,165
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	72,482	2,683	75,165
Deferred tax assets nonadmitted	68,453	2,683	71,136
Subtotal net admitted deferred tax asset	4,029	-	4,029
Deferred tax liabilities	4,029	-	4,029
Net admitted deferred tax asset	$-	$-	$-
(in thousands of dollars)		2018
	Ordinary	Capital	Total
Gross deferred tax assets	$60,925	$2,400	$63,325
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	60,925	2,400	63,325
Deferred tax assets nonadmitted	55,806	2,400	58,206
Subtotal net admitted deferred tax asset	5,119	-	5,119
Deferred tax liabilities	5,119	-	5,119
Net admitted deferred tax asset	$-	$-	$-
(in thousands of dollars)		Change
	Ordinary	Capital	Total
Gross deferred tax assets	$11,557	$283	$11,840
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	11,557	283	11,840
Deferred tax assets nonadmitted	12,647	283	12,930
Subtotal net admitted deferred tax asset	(1,090)	-	(1,090)
Deferred tax liabilities	(1,090)	-	(1,090)
Net admitted deferred tax asset	$-	$-	$-

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

The SSAP No. 101 admission calculation components at December 31, 2019 and 2018 are as follows:

(in thousands of dollars)		2019
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable
Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be
Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be
Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per
Limitation Threshold.	-	-	25,299
(c) Adjusted Gross Deferred Tax Assets Offset by Gross
Deferred Tax Liabilities.	4,029	-	4,029
(d) Deferred Tax Assets Admitted as the result of
application of SSAP No. 101.	$4,029	$-	$4,029
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount.			939%
Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation			$168,657
(in thousands of dollars)		2018
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable
Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be
Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be
Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per
Limitation Threshold.	-	-	19,200
(c) Adjusted Gross Deferred Tax Assets Offset by Gross
Deferred Tax Liabilities.	5,119	-	5,119
(d) Deferred Tax Assets Admitted as the result of
application of SSAP No. 101.	$5,119	$-	$5,119
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount.			730%
Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation			$127,999

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

The SSAP No. 101 admission calculation components at December 31, 2019 and 2018 are as follows:

(in thousands of dollars)		2019
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable
Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be
Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be
Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per
Limitation Threshold.	-	-	25,299
(c) Adjusted Gross Deferred Tax Assets Offset by Gross
Deferred Tax Liabilities.	4,029	-	4,029
(d) Deferred Tax Assets Admitted as the result of
application of SSAP No. 101.	$4,029	$-	$4,029
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount.			939%
Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation			$168,657
(in thousands of dollars)		2018
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable
Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be
Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be
Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per
Limitation Threshold.	-	-	19,200
(c) Adjusted Gross Deferred Tax Assets Offset by Gross
Deferred Tax Liabilities.	5,119	-	5,119
(d) Deferred Tax Assets Admitted as the result of
application of SSAP No. 101.	$5,119	$-	$5,119
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount.			730%
Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation			$127,999

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)		Change
	Ordinary	Capital	Total
(a) Federal Income Taxes Paid In Prior Years Recoverable
Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be
Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be
Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per
Limitation Threshold.	-	-	-
(c) Adjusted Gross Deferred Tax Assets Offset by Gross
Deferred Tax Liabilities.	(1,090)	-	(1,090)
(d) Deferred Tax Assets Admitted as the result of
application of SSAP No. 101.	$(1,090)	$-	$(1,090)
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount.			209%
Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation			$40,658

The impact of Tax Planning Strategies at December 31, 2019 and 2018 includes:

(in thousands of dollars)	2019		2018		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$72,482	$2,683	$60,925	$2,400	$11,557	$283
Percentage of adjusted gross DTAs by
tax character admitted because of
the impact of tax planning strategies
attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	$4,029	$-	$5,119	$-	$(1,090)	$-
Percentage of net admitted adjusted gross
DTAs by tax character admitted because
of the impact of tax planning strategies
attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2019 and 2018:

(in thousands of dollars)	2019	2018	Change
Federal	$1,415	$(13,271)	$14,686
Foreign	-	-	-
Subtotal	1,415	(13,271)	14,686
Federal Income tax on net capital gains	1,223	(56)	1,279
Federal and foreign income taxes incurred	$2,638	$(13,327)	$15,965

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

As of December 31, 2019 and 2018, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2019	2018	Change
Deferred tax assets
Ordinary
Unearned premium reserves	$5	$5	$-
Policyholder reserves	6,227	6,302	(75)
Investments	-	-	-
Deferred acquisition costs	64,602	51,462	13,140
Nonadmitted assets	397	431	(34)
Compensation and benefits accrual	648	1,251	(603)
Other	541	508	33
Accruals not currently deductible	62	966	(904)
	72,482	60,925	11,557
Statutory valuation allowance adjustment	-	-	-
Nonadmitted deferred tax assets	68,453	55,806	12,647
Admitted ordinary deferred tax assets	4,029	5,119	(1,090)
Capital
Investments	575	548	27
Other	2,107	1,852	255
	2,682	2,400	282
Nonadmitted deferred tax assets	2,682	2,400	282
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	4,029	5,119	(1,090)
Deferred tax liabilities
Ordinary
Policyholder reserves	2,546	3,044	(498)
Fixed assets	112	129	(17)
Investments	801	480	321
Deferred and uncollected premium	570	1,466	(896)
Total deferred tax liabilities	4,029	5,119	(1,090)
Net admitted deferred tax
assets/liabilities	$-	$-	$-

On December 22, 2017, Tax Cuts and Jobs Act ("TCJA") was enacted. The Company recognized the significant impacts from the TCJA in its 2017 financial statements, the period of enactment. Using December 31, 2017 as the re-measurement date, the impact due to the change in tax rate to the three components of surplus are as follows: the change in net deferred income tax is $(38) million, the change in the non-admitted DTAs is $38 million, and the change in new unrealized capital gains/losses is zero.

TCJA modified the provisions applicable to the determination of the tax basis of policy holder reserves. The TCJA required the re-measurement of the 2017 tax basis for policy holder reserves to implement a change in method of accounting to reflect, among other changes, new discount rates. The difference between the old basis 2017 policy holder reserves and the re-measured policy holder reserves is treated as a transition

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

adjustment, which is brought into taxable income over an 8 year period. A DTL of $3.5 million was recognized for the portion of the transition adjustment to be brought into income after 2017.

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2019	2018	Change
Total deferred tax assets	$75,165	$63,325	$11,840
Total deferred tax liabilities	4,029	5,119	$(1,090)
Net deferred tax asset	$71,136	$58,206	12,930
Tax effect of unrealized (gains) losses			-
Change in net deferred income
tax benefit (charge)			$12,930

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for both 2019 and 2018 and 35% for 2017 and prior tax years to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2019	2018	2017
Provision computed at statutory rate	$(9,771)	$(14,285)	$5,368
Amortization of interest maintenance reserve	593	(170)	(180)
Separate accounts dividend received deduction	(738)	(867)	(2,202)
Ceding commission included in surplus	(71)	(72)	(129)
Nonadmitted assets	35	1,487	(10)
Provision to return	(153)	(19)	(822)
Rate Adjustment - P&L	-	(118)	37,032
Rate Adjustment - Equity	-	-	1,199
IRS Audit Adjustment	(46)	(70)	(226)
Pre-2004 Settlement - Tax Sharing Agreement	(22,035)	-	-
Base Erosion and Anti-Abuse Tax	21,833	-	-
Other	62	(74)	(4)
	$(10,292)	$(14,188)	$40,025
Federal income tax incurred	$1,415	$(13,271)	$49,057
Tax on capital gains (losses)	1,223	(56)	125
Less: Change in net deferred income tax	(12,930)	(861)	(9,157)
Total statutory income taxes	$(10,292)	$(14,188)	$40,025

As of December 31, 2019, the Company did not have any operating loss carryforwards.

The TCJA repealed carryback of life company ordinary losses. Consequently, carryback in the case of future losses is limited to future capital losses. Given these factors, the Company has no amounts available in the case of future capital losses.

There was no aggregate amount of deposits reported as admitted assets under Section 6603 of the Internal Revenue Service Code as of December 31, 2019.

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

The Company's federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Zurich Alternative Asset Management, LLC
American Zurich Insurance Company	Zurich American Insurance Company
Colonial American Casualty & Surety Company	Zurich American Insurance Company of Illinois
Empire Fire and Marine Insurance Company	Zurich American Corporation
Empire Indemnity Insurance Company	Zurich American Life Insurance Company
Fidelity & Deposit Company of Maryland	Zurich American Life Insurance Company of New York
Hoplite Reinsurance Company of Vermont, Inc.	Zurich American Puerto Rico Insurance Company
Rural Community Insurance Company	Zurich CZI Management Holding, Ltd.
Steadfast Insurance Company	Zurich E & S Insurance Brokerage, Inc.
Sea Pine Technologies, Inc.	Zurich F & I Reinsurance T & C Limited
The Zurich Services Corporation	Zurich Global, Ltd.
Universal Underwriters Insurance Company	Zurich Global Investment Management Inc.
Universal Underwriters of Texas Insurance Company	Zurich Holding Company of America, Inc.
Universal Underwriters Service Corporation	Zurich Latin America Corporation
Vehicle Dealer Solutions, Inc.	Zurich Realty, Inc.
Zurich Agency Services, Inc.	Zurich Warranty Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member's apportioned tax liability in accordance with the tax sharing agreement.

The Company's significant tax jurisdiction is U.S. Federal tax. The Company joins with its U.S. parent, ZHCA and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all tax returns through the year ended December 31, 2015 are closed, and all IRS examinations are closed through tax year 2016. The IRS examination of tax year 2017 was settled in principle with the IRS field examination team during 2019, with closure of the exam pending routine review by the Congressional Joint Committee on Taxation. ZHCA was accepted into the IRS' Compliance Assurance Process for tax years 2018 and 2019.

The Company did not accrue any interest and penalties related to income tax contingencies.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

No Repatriation Transition Tax reported as of December 31, 2019.

No Alternative Minimum Tax ("AMT") Credit recognized as of December 31, 2019.

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

6. Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York ("ZALICONY"). The carrying value of ZALICONY as of December 31, 2019 and 2018 is $18,321,279 and $20,847,028, respectively. The Company has entered into a related party services agreement with ZALICONY.

On March 25, 2019, the Company received a capital contribution of $15,000,000 from its parent, ZAC. Capital contributions of $15,000,000 were received on June 24, 2019, $21,000,000 was received on September 30, 2019 as part of capital restructuring (discussed below) and another $41,000,000 was received on December 23, 2019.

On March 22, 2018, the Company received a capital contribution of $10,000,000 from its parent, ZAC. Capital contributions of $10,000,000 were received on June 20, 2018, $4,000,000 was received on September 24, 2018 and another $32,000,000 was received on December 21, 2018.

ZALICO entered into an Amended Purchase and Sale Agreement dated as of September 27, 2019 with its parent, ZAC, pursuant to which ZAC transferred (i) 250,000 common shares of ZALICO and (ii) $21 million to ZALICO in exchange for 250,000 newly issued common shares of ZALICO at the same share price of $10 per share.

At December 31, 2019 and 2018, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2019	2018
Zurich American Life Insurance Company of New York	$598	$2,103
Zurich Global Employee Benefits Solutions	97	195
ZNA Services, LLC	-	4
Receivable from related party	$695	$2,302
Zurich American Insurance Company	(12,727)	(11,816)
ZNA Services, LLC	(276)	-
Zurich Services US LLC	(38)	(52)
Centre Group Holdings (U.S.) Limited	(34)	(34)
The Zurich Services Corporation	(1)	-
Zurich Insurance Company	-	(61)
Payable to related party	$(13,076)	$(11,963)
Net payable to related party	$(12,381)	$(9,661)

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

For the years 2019, 2018 and 2017, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2019	2018	2017
Zurich American Insurance Company	$8,891	$10,672	$8,557
ZNA Services LLC	1,310	1,093	1,659
Zurich Global Investment Management Inc.	825	-	-
Zurich Insurance Company HQE	676	-	-
Zurich Services US LLC	430	-	-
Zurich Investment Services	391	-	-
Centre Group Holdings (U.S.) Limited	352	8	268
Zurich Insurance Company Limited	175	-	-
Farmers Group, Inc.	125	-	-
The Zurich Services Corporation	14	-	-
Zurich Life Insurance Company	-	-	(1,865)
Farmers New World Life Insurance Company	-	-	1,172
Disability Management Services, Inc.	-	-	151
Zurich American Life Insurance Company of New York	(1,049)	(1,277)	(847)
Zurich Global Employee	(1,163)	-	-
	$10,977	$10,496	$9,095

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement with BFP (BFP is 50% owned by the Company's affiliate Zurich Benefit Finance LLC ("ZBF") and 50% owned by Bancorp. The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and its affiliate ZBF. Bancorp is responsible for certain administrative functions on certain of the Company's private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company's license and service agreement with Bancorp and its affiliate ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company that includes illustration software license.

The Company has a principal underwriter agreement and service agreements with BFPS, a wholly-owned subsidiary of its affiliate, BFP. BFPS is the principal underwriter for a closed block of the Company's variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company's private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with its affiliate Zurich Insurance Company ("ZIC") acting through its Bermuda Branch Office ("ZIBB").

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. ("ZGIM"), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

The Company has service agreements with its affiliates ZIC, Farmers New World Life ("FNWL"), Zurich American Insurance Company ("ZAIC"), and ZALICONY for each to perform administrative services reasonably necessary in the ordinary course of business.

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services ("ZIS") and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC ("ZFUS"), for ZFUS to provide management, administrative and general services.

The Company has a paymaster agreement with MI Administrators, LLC, wherein MI Administrators, LLC acts as an agent for the transfer of funds on behalf of the affiliated parties to the agreement for the costs and employees shared by the parties.

The Company had a service agreement with its affiliate, Disability Management Services, Inc. ("DMS"), pursuant to which DMS provided the Company certain claim administration and related services. The service agreement was terminated in April 2019.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd ("ZLIC"), for the Company to provide referral, sales support and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation ("ZSC") pursuant to which the Company receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC ("ZSUS"), for ZSUS to provide human resources services, administrative and general services.

The Company has a Service Agreement with Zurich Investment Services Limited for enhanced investment management services.

The Company has a Multilateral Data Protection Agreement (by Declaration) for Data Transfers in Business Systems with the Zurich Group.

Refer to Note 8 for the disclosure regarding the Company's reinsurance activities with affiliates.

7. Life Reserves

Reserves for Life Contracts and Deposit-Type Contracts

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the IDOl. The aggregate reserves for life policies and contracts have been computed primarily utilizing the Commissioners Reserve Valuation Method based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest multiplied by the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company's universal life policies with secondary guarantees ("SGUL policies") inforce at December 31, 2019, were calculated under Actuarial Guideline XXXVIII ("AG38"), paragraphs 8D and 8E, which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields. The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company's gross reserves for all SGUL policies were $78,009,000 and $73,423,000 as of December 31, 2019 and 2018, respectively. The Company cedes 100% of this business to ZIC.

Variable Annuities with Guaranteed Living Benefits

The Company's variable annuities with guaranteed living benefits for DESTINATIONS products at December 31, 2019 and 2018 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
	Subjected	Amount of	Reinsurance
	Account	Reserve	Reserve
Benefit and Type of Risk	Value	Held – Net	Credit
December 31, 2019
Guaranteed retirement income benefit
("GRIB") (Waiting period 7, 10 or 15 years)	$631,166	$1,876	$300,214
December 31, 2018
Guaranteed retirement income benefit
("GRIB") (Waiting period 7, 10 or 15 years)	$542,246	$4,354	$346,153

Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.

Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII ("AG43") reserve basis for its DESTINATIONS product. This change in reserve methodology was included in the Company's life and annuity reserves with no impact to the net retained reserve. The December 31, 2019 reserves for GMDB and GRIB meet the requirements of AG43.

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2019 were as follows:

(in thousands of dollars)			Separate	Separate
2019		General	Account With	Account
Individual Annuities		Account	Guarantees	Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1.	With market value adjustment	$67,470	$7,808	$-	$75,278	2.25%
2.	At book value less surrender
charge of 5% or more		5,451	-	-	5,451	0.16%
3.	At fair value	-	-	1,352,246	1,352,246	40.50%
4.	Total with adjustment or at
market value (total of 1 through 3)		72,921	7,808	1,352,246	1,432,975	42.92%

5.At book value without adjustment (minimal or no charge

	or adjustment)		1,508,463	-	-	1,508,463	45.18%
B. Not subject to discretionary
	withdrawal		395,115	(317)	2,599	397,397	11.90%
C. Total (gross: direct + assumed)			1,976,499	7,491	1,354,845	3,338,835	100.00%
D.	Reinsurance Ceded		1,762,215	-	-	1,762,215

E.	Total (net) * (C)-(D)		$214,284	$7,491	$1,354,845	$1,576,620

(in thousands of dollars)				Separate	Separate
2019			General	Account With	Account
Group Annuities			Account	Guarantees	Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
	1.	With market value adjustment	$-	$-	$-	$-	0.00%
	2.	At book value less surrender
	charge of 5% or more		-	-	-	-	0.00%
	3.	At fair value	-	-	652,529	652,529	61.35%
	4.	Total with adjustment or at
	market value (total of 1 through 3)		-	-	652,529	652,529	61.35%

5.At book value without adjustment (minimal or no charge

	or adjustment)	-		-	-	-	0.00%
B. Not subject to discretionary
	withdrawal	411,058		-	-	411,058	38.65%
C. Total (gross: direct + assumed)		411,058		-	652,529	1,063,587	100.00%
D.	Reinsurance Ceded	332,585		-	-	332,585

E.	Total (net) * (C)-(D)	$78,473	$	- $	652,529	$731,002

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

(in thousands of dollars)			Separate	Separate
2019		General	Account With	Account
Deposit-Type Contracts		Account	Guarantees	Nonguaranteed	Total		% of Total
A. Subject to discretionary withdrawal:
1.	With market value adjustment	$-	$-	$-		$-	0.00%
2.	At book value less surrender
charge of 5% or more		-	-	-		-	0.00%
3.	At fair value	-	-	-		-	0.00%
4.	Total with adjustment or at
market value (total of 1 through 3)		-	-	-		-	0.00%

5.At book value without adjustment (minimal or no charge

	or adjustment)	-	-	-	-	0.00%
B. Not subject to discretionary
	withdrawal	48,071	318	-	48,389	100.00%
C. Total (gross: direct + assumed)		48,071	318	-	48,389	100.00%
D.	Reinsurance Ceded	31,586	-	-	31,586
E.	Total (net) * (C)-(D)	$16,485	$318	$-	$16,803

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2019 were as follows:

(in thousands of dollars)

Life and accident and health annual statement Annuities (excluding supplementary contracts) Supplementary contracts with life contingencies Liability for deposit-type contracts

Total annuity and deposit-type contracts

Separate accounts annual statement

Annuities (excluding supplementary contracts) Supplementary contracts including life contingencies

 Liability for deposit-type contracts

Total separate accounts

Total annuity actuarial reserves and deposit-type contract liabilities

2019

$ 90,482 202,275 16,485

309,242

2,012,583

2,282

317

2,015,182

$ 2,324,424

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Analysis of Life Actuarial Reserves by Withdrawal Characteristics

Life actuarial reserves by withdrawal characteristics as of December 31, 2019 were as follows:

(in thousands of dollars)					Separate Account
		General Account			Guaranteed and Nonguaranteed
2019		Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
A. Subject to discretionary
1.	Term Policies with Cash Value	$-	$-	$-	$-	$-	$-
2.	Universal Life	1,515	173	8,761	-	-	-
3.	Universal Life with Secondary
	Guarantees	-	-	-	-	-	-
4.	Indexed Universal Life	32,220	21,496	78,009	-	-	-
5.	Indexed Universal Life with
	Secondary Guarantees	423,082	298,877	423,259	-	-	-
6.	Indexed Life	-	-	-	-	-	-
7.	Other Permanent Cash Value
	Life Insurance	-	-	-	-	-	-
8.	Variable Life	-	-	-	-	-	-
9.	Variable Universal Life	-	-	293,815	11,820,091	11,820,091	11,820,091
10. Miscellaneous Reserves		-	-	1,079	-	-	-

B.Not subject to discretionary withdrawal or no cash values:

	1.	Term Policies with Cash Value	-	-	36,763	-	-	-
	2.	Accidental Death Benefits	-	-	1	-	-	-
	3.	Disability - Active Lives	-	-	99	-	-	-
	4.	Disability - Disabled Lives	-	-	-	-	-	-
	5.	Miscellaneous Reserves	-	-	-	-	-	-
C. Total (gross: direct + assumed)			456,817	320,546	841,786	11,820,091	11,820,091	11,820,091
D.	Reinsurance Ceded		456,817	320,546	546,792	-	-	-
E.	Total (net) * (C)-(D)		$-	$-	$294,994	$11,820,091	$ 11,820,091	$ 11,820,091

Reconciliation of total life actuarial reserves as of December 31, 2019 were as follows:

(in thousands of dollars)

Life and accident and health annual statement Life insurance

Accidental death benefits

Disability - active lives

Disability - disabled lives

Miscellaneous reserves

Total life

Separate accounts annual statement Life insurance

Total separate accounts

Total life actuarial reserves

2019
$293,815

1

99

-

1,079

294,994

11,820,091

11,820,091

$ 12,115,085

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

8. Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

There was $52,320 of reinsurance in unauthorized and certified companies in 2019, and there was no reinsurance in unauthorized and certified companies in 2018 or 2017.

ZIC

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its Universal Life business issued after January 1, 2010. The Company paid to ZIC a reserve transfer of $105,064,000 and received consideration of $55,064,000. The treaty is retrospective, covering all IFA in-force policies from inception.

On November 17, 2006, the Company entered into a reinsurance agreement with ZIC ("ZIC Agreement") to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008, the Company and ZIC entered into Amendment No.1 to the ZIC Agreement ("Amendment"). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected.

In September 2015, the Company announced a Buy Back Offer concerning the DESTINATIONS and Farmers VA I variable annuity contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company's annuity product or for some other eligible investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; January 4, 2016 through January 31, 2016; and July 5 2017 through December 31 2017.

The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As of December 31, 2019 and 2018, as a result of the ZIC Agreement, the Company ceded $118,335,287 and $181,957,976, respectively, in GMDB net amount at risk and $96,500,156 and $159,417,934, respectively, in GRIB net amount at risk. The reduction correlates with the DESTINATIONS Buy Back.

Further, the Company has several reinsurance agreements with ZIC covering the Company's individual life and group life, accidental death and disability businesses ("Additional ZIC Agreements").

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Pursuant to the ZIC Agreement and the Additional ZIC Agreements, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2019 and 2018, 102% of the statutory reserve credit assumed by ZIC was $1,132,581,000 and $1,088,362,000, respectively. The associated letters of credit and trust asset balances at December 31, 2019 and 2018, were $1,183,191,000 and $1,148,310,000, respectively.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120,000,000. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $339,000, $341,000 and $161,000 for the years ended December 31, 2019, 2018 and 2017, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $191,000, $192,000 and $208,000 for the years ended December 31, 2019, 2018 and 2017, respectively.

On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the "Purchase Agreement") with Bank One Insurance Holdings, Inc. ("BOIH" or "Bank One"). As part of the coinsurance agreement with PLICO, most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2019 and 2018, the Company's separate account assets subject to the coinsurance agreement with PLICO were approximately $989,047,000 and $864,933,000, respectively.

A trust account was established for the exclusive benefit of the Company (the "Security Trust Account"). The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by PLICO, adjusted on a quarterly basis. PLICO is required to maintain the Security Trust Account until the Company's general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2019 and 2018, the Company's general account statutory reserves subject to the coinsurance agreement with PLICO were approximately $1,682,642,000 and $1,715,998,000, respectively. The balance in the Security Trust Account was approximately $1,717,850,000 and $1,720,492,000 as of December 31, 2019 and 2018, respectively.

Fidelity Life Association

As of December 31, 2019 and 2018, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $78,771,000 and $83,410,000, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2019 and 2018, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $61,158,000 and $64,072,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the "ZIBB Reinsurance Trust" or the "Trust") was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the "Trustee," Fund Accountant and Custodian. At December 31, 2019 and 2018, reinsurance recoverables totaling

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

$367,916,000 and $405,846,000, respectively, were secured by the Trust, which includes cash, cash equivalents and invested assets with a fair value of $0 and $415,500,000, respectively.

On January 1, 2019 the reinsurance treaty with ZIBB was terminated and replaced by the Third Amended and Restated Group Variable Life Excess of Loss Reinsurance Agreement. Under this new arrangement with ZIBB, ZALICO assumes back its responsibility to pay all death benefit payments for certain of the Company's group variable life insurance contracts.

Global Energy Resource

In February 2013, the Company entered into a reinsurance treaty with Global Energy Resource Insurance Corporation ("GERIC") covering certain Group LTD and Group Life policies effective January 1, 2013. GERIC established a security trust account for the exclusive benefit of the Company. The Bank of Hawaii is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by GERIC. At December 31, 2019 and 2018, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by GERIC was $865,000 and $1,375,000, respectively. The trust asset balance at December 31, 2019 and 2018 was $2,549,000 and $4,604,000, respectively.

Diversified Foods

Effective July 1, 2015, the Company entered into a reinsurance treaty with Diversified Foods Insurance Company ("DFIC") covering certain Group LTD and Group Life policies. DFIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by DFIC. At December 31, 2019 and 2018, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by DFIC was $2,834,000 and $3,487,000, respectively. The letter of credit balance at December 31, 2019 and 2018 was $4,500,000 and $4,000,000, respectively.

Saddle Brook

Effective July 1, 2015, the Company entered into a reinsurance treaty with Saddle Brook Insurance Company ("SBIC") covering certain Group Life and Accidental Death and Dismemberment policies. SBIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by SBIC. At December 31, 2019 and 2018, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by SBIC was $1,302,000 and $276,000, respectively. The letter of credit balance at both December 31, 2019 and 2018 was $1,500,000.

Other Reinsurance Agreements

The Company entered into the following reinsurance agreements. As of December 31, 2019 and 2018, the total reinsurance reserve credit related to reinsuring the net amount at risk on the contracts below amounted to approximately $451,000 and $342,000, respectively.

•Swiss Re Life & Health Inc. ("Swiss Re") - Automatic Self-Administered YRT reinsurance agreement upon which it cedes to Swiss Re a portion of private placement individual variable universal life risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Munich American Reassurance Company as additional reinsurers).

•Munich American Reassurance Company ("Munich") - Automatic Self-Administered YRT reinsurance agreement with upon which it cedes to Munich a portion of the risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Swiss Re as additional reinsurers).

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

•General Re Life Corporation ("GenRe") - Facultative YRT reinsurance agreement with upon which it cedes to GenRe risk that does not qualify for automatic reinsurance or if the Company so desires.

•Scor Global Life USA Reinsurance Company ("Scor") - Single Case Facultative YRT reinsurance agreement with upon which it ceded to Scor risk that did not qualify for automatic reinsurance or as the Company so desired.

As of December 31, 2019, 2018 and 2017, amounts associated with reinsurance assumed from affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2019	2018	2017
Reserves assumed from unaffiliated insurance
companies	$36	$2,343	$2,169
Premiums assumed from unaffiliated insurance
companies	149	303	291
Benefits assumed from unaffiliated insurance
companies	154	176	182

As of December 31, 2019, 2018 and 2017, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2019	2018	2017
Reserves ceded to affiliated insurance companies	$1,092,448	$1,079,540	$993,573
Reserves ceded to unaffiliated insurance
companies	1,944,229	1,993,084	2,054,518
Total reserves ceded	$3,036,677	$3,072,624	$3,048,091

Premiums ceded to affiliated insurance companies	$(184,559)	$454,062	$446,410
Premiums ceded to unaffiliated insurance
companies	85,059	79,216	92,485
Total premiums ceded	$(99,501)	$533,278	$538,895

Benefits ceded to affiliated insurance companies	$65,018	$254,728	$290,962
Benefits ceded to unaffiliated insurance companies	292,542	308,247	337,765

Total benefits ceded	$357,560	$562,975	$628,727

Such amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2019 and 2018 were as follows:

(in thousands of dollars)	2019	2018
Direct and assumed	$88,670,918	$86,268,438
Ceded to

Affiliated insurance companies	$68,362,243	$66,574,264
Unaffiliated insurance companies	5,706,048	5,665,264
Total ceded	$74,068,291	$72,239,528

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Reinsurance agreements with an affiliated captive reinsurer

As of December 31, 2019 and 2018, the reserve credit taken by the ceding company is $239,055,913 and $282,081,073, respectively, for variable annuities. As of December 31, 2019 and 2018, the total amount of collateral for reinsurance agreements with affiliated captive reinsurers is $1,183,190,811 and $1,148,310,375, respectively, for ZIC. As of December 31, 2019 and 2018, the collateral for the variable annuities is $239,055,913 and $282,081,073, respectively, of the total ZIC amount.

Below is the list of assets placed for the benefit of the cedent at December 31, 2019 and 2018, respectively. The basis of the valuation of the assets is market value. On January 1, 2019 the reinsurance treaty with ZIBB was terminated and replaced by the Third Amended and Restated Group Variable Life Excess of Loss Reinsurance Agreement.

(in thousands of dollars)
	2019
		Variable
		Annuities
ZIC		Reserve	Total Collateral
Bonds		$239,056	$960,099
Equities (STIF)		-	30,096
Money Market		-	1,896
Unconditional Letters of Credit		-	191,100
Total Assets - For The Benefit of the Cedent		$239,056	$1,183,191
(in thousands of dollars)
	2018
		Variable
		Annuities
ZIC		Reserve	Total Collateral
Bonds		$282,081	$934,544
Equities (STIF)		-	19,969
Money Market		-	2,697
Unconditional Letters of Credit		-	191,100
Total Assets - For The Benefit of the Cedent		$282,081	$1,148,310

		Variable
		Annuities
ZIBB		Reserve	Total Collateral
Fixed Income		$-	$376,989
Equity		-	3,819
Cash		-	7,113
Total Assets - For The Benefit of the Cedent		$-	$387,921

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

9.Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the IDOI. The Company did not pay any dividends in 2019 or 2018. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

10. Retirement Plans and Other Post Retirement Benefits Plans

Consolidated/Holding Company Plans

Effective in 2004, the Company's employees began participating in a qualified, noncontributory defined benefit pension plan, currently sponsored by ZAIC.

11. Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company's Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity contract holders and variable life insurance policy holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts due or accrued represents Commissioners Annuity Reserve Validation Method ("CARVM") Allowance.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2019 and 2018.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $340,352,000, $117,564,000 and $1,735,000,000 of renewal premium on existing BOLI contracts during 2019, 2018 and 2017, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs ("DAC") tax expense load charges which are deducted from the contract holder's premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products.

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2019, 2018 and 2017:

(in thousands of dollars)			2019	2018	2017
Separate accounts fees on non BOLI variable life
and annuities			$9,839	$29,175	$10,633
BOLI cost of insurance charges and fees		1	344,049	301,794	306,275

BOLI tax benefits	2		(163)	154	(52)

Total separate accounts fees and
miscellaneous income			$353,725	$331,123	$316,856

(1)The Company ceded approximately $6,392,000, $318,974,000 and $305,240,000 of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2019, 2018 and 2017, respectively.

(2)The Company paid no DAC tax allowances to ZIBB in 2019 or 2018. In 2017, the Company paid approximately $51,600 in DAC tax allowances to ZIBB for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

Information regarding the reserves included in the separate accounts of the Company as of December 31,

2019 and 2018 were as follows:

(in thousands of dollars)			2019
	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2019	$111	$-	$645,230	$645,341
Reserves at December 31, 2019	$6,703	$-	$13,860,013	$13,866,716
For accounts with assets at
Market value	$6,703	$-	$13,860,013	$13,866,716
Total reserves	$6,703	$-	$13,860,013	$13,866,716
By withdrawal characteristics
With market value adjustment	$6,703	$-	$-	$6,703
At market value	-	-	13,860,013	13,860,013
	$6,703	$-	$13,860,013	$13,866,716
(in thousands of dollars)			2018
	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2018	$94	$-	$222,508	$222,602
Reserves at December 31, 2018	$7,198	$-	$13,311,088	$13,318,286
For accounts with assets at
Market value	$7,198	$-	$13,311,088	$13,318,286
Total reserves	$7,198	$-	$13,311,088	$13,318,286
By withdrawal characteristics
With market value adjustment	$7,198	$-	$-	$7,198
At market value	-	-	13,311,088	13,311,088
	$7,198	$-	$13,311,088	$13,318,286

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

The following is a reconciliation of net transfers from the Company's separate accounts for the years ended December 31, 2019, 2018 and 2017:

(in thousands of dollars)	2019	2018	2017
Transfers as reported in the summary of operations
of the separate accounts annual statement
Transfers to separate accounts	$716,833	$283,106	$1,921,649
Transfers from separate accounts	(582,557)	(215,693)	(511,754)
Net transfers from separate accounts	134,276	67,413	1,409,895
Reconciling adjustments
Experience rated refunds reinvested in
separate accounts	(58,913)	(58,854)	(135,278)
Change in termination value of separate accounts	(170)	(376)	(137)
Separate accounts trading gain (loss)	-	(158)	156
Transfers required to support benefits	804	(377)	(1,354)
Terminated policy refunds	-	20	(1,761)
Expense credits payable (arising from DAC tax charge)	(7,415)	4,119	-
Other	1,461	26	414
Net transfers from separate accounts as
reported in the statement of operations	$70,043	$11,813	$1,271,935

12. Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2019 and 2018 are as follows:

(in thousands of dollars)	2019		2018
	Gross	Net	Gross	Net
Ordinary renewal	$5,442	$5,029	$2,734	$2,429
Group life	531	531	-	-
	$5,973	$5,560	$2,734	$2,429

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position.

The Company entered into a sublease agreement with Farmers Insurance Exchange on September 1, 2016, but effective as of December 31, 2015, that will expire June 19, 2021. As of December 31, 2019,

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

there were no rent expenses. Rent paid, including allocation of rent from third-party administrators, was approximately $369,000 and $310,000 for the years ended December 31, 2018 and 2017, respectively.

14. Subsequent Events

COVID-19

The Company is currently evaluating the anticipated impact of COVID-19 on claims activity and investment performance, as well as the resulting economic environment which may, among other things, impact the timely receipt of premiums. Assumptions underlying these impacts will include the duration of the economic environment, coverages triggered, the frequency and severity of resulting claims, and state-mandated measures to provide relief and/or flexibility to policyholders. These impacts will be modeled in our statutory financials when additional information around coverages and claims is obtained.

Sale of Corporate Life & Pensions ("CLP") Business

Effective March 19, 2020, the Company signed an agreement to sell the CLP business to Aflac Incorporated ("Aflac") and its insurance subsidiaries, Aflac Columbus and Aflac New York. The CLP business includes the following products: Group Life Insurance, Group Short-Term Disability, Group Long-Term Disability, Group Accidental Death & Dismemberment ("AD&D"), as well as the self-insured programs, Administrative Services Only ("ASO"), associated with those products. The transaction is expected to be completed in the second half of 2020, subject to regulatory review and approval. In addition, the Company and Aflac have entered into an agreement with Benefit Harbor LP to transfer the assets and employees of Benefit Harbor Insurance Services, the third-party administrator for Zurich's CLP business.

The Company has evaluated subsequent events through April 29, 2020, the date the financial statements were available to be issued.

46

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

15. Reconciliation to Statutory Statement

As of December 31, 2019, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet. The items noted below were primarily related to reclassification of items on the balance sheet and income statement.

			As reported in
	As reported in		audited statutory
	2019 annual		financial
	statements	Adjustments	statements
Liabilities and Capital Stock and Surplus:
Payable to affiliates	$12,940,936	$135,000	$13,075,936
Funds held under coinsurance	2,714,829	(135,000)	2,579,829
Total liabilities excluding Separate Accounts business (Line 1 to 25)	1,168,396,583	-	1,168,396,583
Total liabilities	15,035,113,049	-	15,035,113,049
Change in nonadmitted assets	(12,192,944)	(518,000)	(12,710,944)
Change in net deferred tax asset	12,411,664	518,000	12,929,664
Unassigned funds - Surplus	(718,250,507)	-	(718,250,507)
Total Capital & Surplus	166,218,877	-	166,218,877
Statement of Operations:
Federal and foreign income taxes incurred	$896,728	$518,000	$1,414,728
Net Gain (Loss) From Oper After Policyholder Div's and FIT	(48,351,223)	(518,000)	(48,869,223)
Net Income (Line 33 + 34)	(297,299)	-	(297,299)

47

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2019, 2018 and 2017

As of December 31, 2018, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet. The items noted below were primarily related to reclassification of items on the balance sheet and income statement.

			As reported in
	As reported in		audited statutory
	2018 annual		financial
	statements	Adjustments	statements
Admitted Assets:
Cash, cash equivalents and short term investments	$75,201,335	$(104,459)	$75,096,876
Subtotals, cash and invested assets (lines 1 -11)	628,158,658	(104,459)	628,054,199
Current federal and foreign income tax recoverable and interest thereon	12,719,820	518,000	13,237,820
Total Assets Excluding Separate, Segregated and Protected Cell Accounts
(Lines 12 to 25)	729,505,973	413,541	729,919,514
Total	14,048,160,152	413,541	14,048,573,693
Liabilities and Capital Stock and Surplus:
Liability for amounts held under uninsured (24.06)	$200,423	$860,000	$1,060,423
Funds held under coinsurance (24.07)	3,301,421	(964,459)	2,336,962
Total liabilities Excluding Separate Accounts	603,456,571	(104,459)	603,352,112
Total liabilities	13,922,110,750	(104,459)	13,922,006,291
Unassigned funds - Surplus	(666,419,983)	518,000	(665,901,983)
Total Capital & Surplus	126,049,402	518,000	126,567,402
Statement of Operations:
Premiums and annuity considerations for the life and accident and health contracts	$(88,869,358)	$457,525	$(88,411,833)
Totals (Lines 1 - 8.3)	346,134,363	457,525	346,591,888
Interest and adjustments on contract or deposit-type contract funds	1,540,327	3,405,735	4,946,062
Payments on supplementary contracts with life contingencies	23,207,651	(3,405,735)	19,801,916
Totals (Lines 10 - 19)	151,473,355	-	151,473,355
Totals (Lines 20-27)	414,469,881	-	414,469,881
Net Gain From Oper. Before Policyholder Div.'s and FIT	$(68,335,519)	$457,525	$(67,877,994)
Federal and foreign income taxes incurred	$(12,752,748)	$(518,000)	$(13,270,748)
Net Gain (Loss) From Oper After Policyholder Div's and FIT	(55,582,771)	975,525	(54,607,246)
Net Income (Line 33 + 34)	(55,673,259)	975,525	(54,697,734)

48

Supplemental Schedules

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2019

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

Investment income earned	2019
U.S. government bonds	$5,554,684
Other fixed maturities (unaffiliated)	22,624,736
Preferred stocks (unaffiliated)	1,168
Contract loans	3,828,699
Cash, cash equivalents and short-term investments	1,718,884
Aggregate write-ins for investment income	215
Gross investment income	$33,728,386
Fixed Maturities and short-term investments, by NAIC designation and maturity	2019
Fixed Maturities by maturity – statement value
Due within 1 year or less	$153,140,857
Over 1 year through 5 years	387,111,730
Over 5 years through 10 years	275,853,475
Over 10 years through 20 years	72,705,444
Over 20 years	45,805,630
Total by maturity	$934,617,136
Fixed Maturities by NAIC designation– statement value
NAIC – 1	$771,346,695
NAIC – 2	160,270,482
NAIC – 3	2,999,961
NAIC – 4	-
NAIC – 5	-
NAIC – 6	1
Total by NAIC designation	$934,617,139
Total fixed maturities publicly traded	$790,517,413
Total fixed maturities privately traded	$144,099,726
Short-term investments – book value	$9,900,806
Cash on deposit	$9,905,905

49

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2019

Life insurance in force	2019
Industrial	$-
Ordinary	$1,164,485,000
Credit life	$-
Group life	$13,438,142,000
Amount of additional accidental death benefits in force under
ordinary policies	$3,316,000
Supplemental contracts in force
Ordinary – not involving life contingencies
Amount on deposit	$-
Income payable	$3,571,304
Ordinary – involving life contingencies
Income payable	$53,111,138
Group – not involving life contingencies
Amount on deposit	$-
Income payable	$-
Group – involving life contingencies
Income payable	$-
Annuities
Ordinary
Immediate – amount of income payable	$130,845
Deferred – fully paid – account balance	$105,219,036
Deferred – not fully paid – account balance	$2,658,515,866
Group
Amount of income payable	$-
Fully paid – account balance	$-
Not fully paid – account balance	$707,847,923
Accident and health premiums in force
Group	$49,827,110
Credit	$-
Other	$14,831
Deposit funds and dividend accumulations
Deposit funds – account balance	$9,973,751
Dividend accumulations – account balance	$-

50

Zurich American Life Insurance Company

Supplemental Summary Investment Schedule

December 31, 2019

The Company's gross investment holdings as filed with the 2019 Annual Statement are $1,228,615,296.

		2019
	Gross		Admitted Assets as Reported
	Investment Holdings		in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bond
U.S. governments	$281,190,423	22.89%	$281,190,439	22.89%
All other governments	24,607,711	2.00%	24,607,712	2.00%
U.S. states, territories and possessions, etc. guaranteed	113,584	0.09%	113,584	0.01%
U.S. political subdivisions of states, territories, and
possessions, guaranteed	3,715,708	0.30%	3,715,707	0.30%
U.S. special revenue and special assessment obligations,
etc., non-guaranteed	92,198,053	7.50%	92,198,045	7.50%
Industrial and miscellaneous	522,225,429	42.51%	522,225,422	42.51%
Hybrid securities	665,426	0.05%	665,425	0.05%
Common Stock
Parent, subsidiaries and affiliates, publicly traded	18,321,279	1.49%	18,321,279	1.49%
Cash, Cash Equivalents, and Short-term investments
Cash	9,905,905	0.81%	9,905,905	0.81%
Cash equivalents	83,507,751	6.80%	83,507,752	6.80%
Short-term investments	9,900,805	0.81%	9,900,805	0.81%
Contract loans	181,803,287	14.80%	181,803,287	14.80%
Receivables for securities	459,936	0.04%	459,936	0.04%
Total invested assets	$1,228,615,297	100%	$1,228,615,297	100%

51

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2019

The Company's total admitted assets, excluding separate account assets, as filed in the 2019 Annual Statement were $ 1,334,615,461.

The Company's 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

	2019
		Percentage of Total
Investments	Amount	Admitted Assets
Zurich American Life Company of New York	$18,321,279	1.36%
JPMORGAN CHASE & COMPANY	9,612,648	0.72%
COMCAST CORPORATION	7,965,573	0.60%
WELLS FARGO & COMPANY	7,904,265	0.59%
AT&T INCORPORATED	6,174,402	0.46%
BANK OF AMERICA CORPORATION	6,126,643	0.46%
ABBVIE INCORPORATED	5,432,223	0.41%
BURLINGTN NORTH	5,289,405	0.40%
CITIGROUP INCORPORATED	5,061,717	0.38%
APPLE INCORPORATED	5,027,583	0.38%

The amounts and percentages of the Company's total admitted assets held in fixed maturities and preferred stocks by NAIC rating are as follows:

	2019
	Amount	Percentage
Fixed Maturities
NAIC – 1	$771,346,695	57.80%
NAIC – 2	160,270,482	12.01%
NAIC – 3	2,999,961	0.22%
NAIC – 4	-	0.00%
NAIC – 5	-	0.00%
NAIC – 6	1	0.00%
	$934,617,139
Preferred stocks

P/RP-1	$-	0.00%
P/RP-2	-	0.00%
P/RP-3	-	0.00%
P/RP-4	-	0.00%
P/RP-5	-	0.00%
P/RP-6	-	0.00%
	$-

The Company holds admitted assets in foreign investments of $ 70,517,754 or 5% of total admitted assets.

52

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2019

The amounts and percentages of the Company's total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	2019
		Percentage of Total
	Amount	Admitted Assets
Countries rated NAIC – 1	$49,669,455	3.72%
Countries rated NAIC – 2	299,918	0.02%
Countries rated NAIC – 3 or below	20,548,381	1.54%

The Company's two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

53

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2019

The Company's 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

		2019
NAIC			Percentage
Rating		Amount	Total Assets
1FE	INTER-AMERICAN DEVELOPMENT BANK	$6,359,542	0.48%
1FE	ASIAN DEVELOPMENT BANK	4,540,358	0.34%
1FE	WORLD BANK GROUP	4,024,223	0.30%
1	FEDERATION CENTRES LIMITED	3,900,186	0.29%
1FE	AFRICAN DEVELOPMENT BANK	3,880,814	0.29%
1FE	FMS WERTMANAGEMENT	3,798,389	0.28%
1FE	HSBC HOLDINGS PLC	3,322,680	0.25%
1FE	MIZUHO FINANCIAL GROUP INCORPORATED	3,023,366	0.23%
2	CORBION NV	3,000,153	0.22%
2	INFINEON TECHNOLOGIES AG	2,999,927	0.22%

Question 11 The Company has 10,986,343 of Canadian investments.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

The Company's 10 largest equity interests and related percentages of total admitted assets are listed below:

		2019
		Percentage
Issuer	Amount	Total Assets
Zurich American Life Insurance Company of New York	$ 18,321,279	1.37%

Question 14 The Company's investments in nonaffiliated, privately placed equity securities are listed below:

		2019
	Total
Fund Manager	Invested	Diversified	Nondiversified
Goldman Sachs Group	$ 63,383,940	$ 63,383,940	$-
State Street	10,070,228	10,070,228	-
Fidelity	10,053,583	10,053,583	-

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans. Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

54

Confidential \ Non Personal Data

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2017

Question 20 is not applicable as the Company does not hold any investments in securities lending.

The Company holds the following amounts in securities lending arrangements as of:

		Percentage of Total
Date	Amount	Admitted Assets
March 31, 2019 (unaudited)	$-	0.00%
June 30, 2019 (unaudited)	-	0.00%
September 30, 2019 (unaudited)	-	0.00%
December 31, 2019	-	0.00%

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

55

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2019

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Index	Page(s)
Report of Independent Registered Public Accounting Firm	1-2
Statement of Assets, Liabilities and Contract Owners' Equity, December 31, 2019	3-10
Statement of Operations for the year ended December 31, 2019	11-18
Statement of Changes in Contract Owners' Equity for the year ended December 31, 2019	19-26
Statement of Changes in Contract Owners' Equity for the year ended December 31, 2018	27-34
Notes to Financial Statements	35-62

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and the Contract Owners of ZALICO Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners' equity of each of the subaccounts of ZALICO Variable Annuity Separate Account indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in contract owners' equity for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ZALICO Variable Annuity Separate Account as of December 31, 2019, and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Balanced (1)	Fidelity VIP Contrafund (1)
Alger Capital Appreciation (1)	Fidelity VIP Equity Income (1)
Alger Large Cap Growth 1-2 (1)	Fidelity VIP Growth (1)
Alger Mid Cap Growth 1-2 (1)	Fidelity VIP Index 500 (1)
Alger Small Cap Growth 1-2 (1)	Fidelity VIP Index 500 – SC (1)
American Century VP Income & Growth (1)	Franklin Mutual Global Discovery VIP Fund
CL 2 (1)
American Century VP Value (1)	Franklin Mutual Shares VIP Fund CL 2 (1)
DWS Bond VIP A (1)	Franklin Rising Dividends VIP Fund CL 2 (1)
DWS Capital Growth VIP A (1)	Franklin Small Cap Value VIP Fund CL 2 (1)
DWS Capital Growth VIP B (1)	Franklin Strategic Income VIP Fund CL 2 (1)
DWS Core Equity VIP A (1)	Franklin U.S. Government Securities VIP
Fund CL 2 (1)
DWS Core Equity VIP B (1)	Templeton Developing Markets VIP Fund CL
2 (1)
DWS CROCI® International VIP A (1)	Invesco V.I. Diversified Dividend Fund Series
I (1)
DWS CROCI® International VIP B (1)	Invesco V.I. Health Care Fund (1)
DWS Global Small Cap VIP A (1)	Invesco V.I. Global Real Estate Fund Series I
(1)
DWS Global Equity VIP A (1)	Invesco V.I. Managed Volatility Fund Series I
(1)
DWS International Growth VIP A (1)	Janus Henderson Balanced Portfolio I-S (1)
DWS International Growth VIP B (1)	Janus Henderson Enterprise Portfolio I-S (1)
DWS Global Income Builder VIP A (1)	Janus Henderson Forty Portfolio I-S (1)
DWS Government & Agency Securities VIP A	Janus Henderson Global Research Portfolio
(1)	I-S (1)
DWS Government & Agency Securities VIP B	Janus Henderson Research Portfolio I-S (1)
(1)
DWS Government Money Market VIP A (1)	Janus Henderson Mid Cap Value Portfolio S-
S (1)
DWS High Income VIP A (1)	JPMorgan Insurance Trust Core Bond (1)
DWS High Income VIP B (1)	JP Morgan Insurance Trust Mid Cap Value
(1)
DWS CROCI® US VIP A (1)	JP Morgan Insurance Trust Small Cap Core
(1)
DWS CROCI® US VIP B (1)	JP Morgan Insurance Trust US Equity (1)
DWS Small Mid Cap Growth VIP A (1)	Oppenheimer Capital Appreciation (1)

DWS Small Mid Cap Value VIP A (1)	Oppenheimer Discovery Mid Cap Growth
Fund S-S (1)
DWS Small Mid Cap Value VIP B (1)	Oppenheimer Global Fund S-S (1)
DWS Multisector Income VIP A (1)	Oppenheimer Global Strategic Income VA (1)
DWS Equity 500 Index VIP A (1)	Oppenheimer Main Street (1)
DWS Equity 500 Index VIP B2 (1)	Oppenheimer Main Street Small Cap Fund S-
S (1)
BNY Mellon IP, Mid Cap Stock Portfolio –	PIMCO PVIT International Bond (U.S. Dollar
Initial Shares (1)	Hedged) (1)
BNY Mellon IP, Mid Cap Stock Portfolio –	PIMCO Low Duration ADM (1)
Service Shares (1)
BNY Mellon Sustainable U.S. Equity Portfolio	Voya Global Equity Portfolio (1)
Inc. – Initial Shares (1)
BNY Mellon Sustainable U.S. Equity Portfolio	VY JPMorgan Emerging Markets Equity
Inc. – Service Shares (1)	Portfolio Class I (1)
Fidelity VIP Asset Manager (1)
(1) Statement of operations for the year ended December 31, 2019 and statements of changes in contract owners' equity for the years ended December 31, 2019 and 2018
Basis for Opinions

These financial statements are the responsibility of the Zurich American Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ZALICO Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ZALICO Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP Chicago, Illinois

April 29, 2020

We have served as the auditor of one or more of the subaccounts of ZALICO Variable Annuity Separate Account since 1997.

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

						American Century	American Century	BNY Mellon
			Alger Portfolios			Variable Portfolios,	Variable Portfolios,	Investment
						Inc.	Inc.	Portfolios
						American Century		BNY Mellon IP,	BNY Mellon IP,
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap			MidCap Stock	MidCap Stock
						VP Income &	American Century	Portfolio - Initial	Portfolio - Service
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	Shares	Shares
ASSETS
	$20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733
Investments in underlying portfolio funds, at fair value
Dividends and other receivables	-	-	-	-	-	-	-	-	-
Total assets	20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables	-	-	-	-	-	-	-	-	-
Contract owners' equity	$20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733

Accumulation period	$20,471,468	46,702,815	11,136,273	9,002,957	7,354,049	9,590,474	10,552,727	25,564,632	3,844,733
Annuity period	-	-	-	-	2,568	-	3,090	-	-
Total Contract Owners' Equity	$20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733

Units Outstanding	962,459	1,317,306	82,299	118,037	64,572	558,542	460,601	754,644	115,796

Shares Owned in each Portfolio	1,303,085	577,077	173,165	396,781	256,417	957,133	900,667	1,371,493	207,487

Fair Value per Share	$15.71	80.93	64.31	22.69	28.69	10.02	11.72	18.64	18.53

See accompanying notes to financial statements

3

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

		BNY Mellon					Deutsche
		Sustainable U.S. Equity Fund					Variable Series I
		BNY Mellon	BNY Mellon
		Sustainable U.S.	Sustainable U.S.						DWS CROCI®	DWS CROCI®
		Equity Portfolio,	Equity Portfolio, Inc.		DWS Capital	DWS Capital	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global
		Inc. - Initial Shares	- Service Shares	DWS Bond VIP A	Growth VIP A	Growth VIP B	VIP A	VIP B	A	B	Small Cap VIP A
ASSETS	$
		5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-	-
Total assets		5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-	-
Contract owners' equity		$5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628

Accumulation period		$5,154,845	3,581	20,844,443	183,003,872	244,612	50,337,598	92,339	13,969,700	34,363	24,032,628
Annuity period		-	-	11,919	555,894	-	5,914	-	11,883	-	-
Total Contract Owners' Equity		$5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628

Units Outstanding		167,594	123	1,924,820	4,503,335	6,435	1,945,924	2,802	1,192,347	2,467	769,461

Shares Owned in each Portfolio		131,167	93	3,671,895	5,522,255	7,390	4,451,239	8,179	1,902,256	4,669	2,346,936

Fair Value per Share		$39.30	38.71	5.68	33.24	33.10	11.31	11.29	7.35	7.36	10.24

See accompanying notes to financial statements

4

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

						Deutsche
						Variable Series II
		DWS Global	DWS International	DWS International	DWS Global	DWS Government	DWS Government	DWS Government
					Income Builder	& Agency	& Agency	Money Market	DWS High	DWS High
		Equity VIP A	Growth VIP A	Growth VIP B	VIP A	Securities VIP A	Securities VIP B	VIP A	Income VIP A	Income VIP B
ASSETS	$
		29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,478,367	39,412,674	8,601
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	6,441	-	-
Total assets		29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601

Accumulation period		$29,148,613	14,829,200	67,308	88,251,727	15,745,867	103,633	22,452,978	39,134,198	8,601
Annuity period		32,627	-	-	540,522	200,871	-	31,831	278,476	-
Total Contract Owners' Equity		$29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601

Units Outstanding		4,461,140	600,758	2,708	7,419,847	2,747,231	8,013	6,521,012	3,069,933	362

Shares Owned in each Portfolio		2,255,119	1,012,924	4,591	3,605,045	1,411,216	9,179	22,478,368	6,326,272	1,376

Fair Value per Share		$12.94	14.64	14.66	24.63	11.30	11.29	1.00	6.23	6.25

See accompanying notes to financial statements

5

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

										Fidelity
				Deutsche				Deutsche		Variable Insurance
				Variable Series II				Investments VIT Funds		Products Funds
		DWS CROCI®	DWS CROCI®	DWS Small Mid
				Cap Growth VIP	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Fidelity VIP Asset
		U.S. VIP A	U.S. VIP B	A	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Manager
ASSETS	$
		93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	-	2,923,156
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-
Total assets		93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	-	2,923,156
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	-	2,923,156

Accumulation period		$93,803,378	172,236	54,041,341	49,523,514	133,037	8,630,357	77,549,589	-	2,923,156
Annuity period		57,166	-	22,135	110,742	-	-	-	-	-
Total Contract Owners' Equity		$93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	-	2,923,156

Units Outstanding		6,051,780	7,690	6,366,465	4,629,122	4,089	537,686	2,763,654	-	60,555

Shares Owned in each Portfolio		5,822,614	10,652	3,957,795	3,625,585	9,732	882,450	3,351,322	-	191,934

Fair Value per Share		$16.12	16.17	13.66	13.69	13.67	9.78	23.14	(0.10)	15.23

See accompanying notes to financial statements

6

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

				Fidelity				Franklin Templeton
			Variable Insurance Products Funds					Variable Insurance Products Trust
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Franklin Mutual	Franklin Mutual	Franklin Rising	Franklin Small
							Global Discovery	Shares VIP Fund	Dividends VIP	Cap Value VIP
		Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2	Fund CL 2
ASSETS	$
		66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-
Total assets		66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235

Accumulation period		$66,844,007	19,392,645	31,688,170	73,501,125	2,048,982	14,431,846	3,616,351	7,247,382	4,784,235
Annuity period		104,161	10,062	15,150	50,387	-	4,093	-	17,949	-
Total Contract Owners' Equity		$66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235

Units Outstanding		658,332	248,633	205,376	176,751	5,452	400,425	133,908	197,107	114,787

Shares Owned in each Portfolio		1,801,134	816,269	400,851	229,597	6,477	778,637	192,257	269,186	317,889

Fair Value per Share		$37.17	23.77	79.09	320.35	316.35	18.54	18.81	26.99	15.05

See accompanying notes to financial statements

7

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

			Franklin Templeton						Janus
		Variable Insurance Products Trust				Invesco Variable Insurance Funds			Henderson Series
		Franklin Strategic	Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
			Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson	Janus Henderson
		Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio	Enterprise
		CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S	Portfolio I-S
ASSETS	$
		3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-
Total assets		3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524

Accumulation period		$3,986,626	1,357,511	2,884,159	846,874	2,195,863	4,153,434	8,336,984	69,423,514	59,064,941
Annuity period		3,109	-	51,339	-	-	-	-	284,688	59,583
Total Contract Owners' Equity		$3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524

Units Outstanding		204,413	103,599	81,376	56,802	58,229	117,873	404,657	800,547	477,877

Shares Owned in each Portfolio		378,174	112,657	274,090	31,101	72,639	227,960	671,796	1,765,659	691,839

Fair Value per Share		$10.55	12.05	10.71	27.23	30.23	18.22	12.41	39.48	85.46

See accompanying notes to financial statements

8

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

										Oppenheimer
			Janus				JPMorgan			Variable Account
			Henderson Series				Insurance Trust			Funds
		Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Oppenheimer
			Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Capital
		Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity	Appreciation
ASSETS	$
		2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-
Total assets		2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510

Accumulation period		$2,632,059	35,896,979	29,401,319	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510
Annuity period		-	59,617	54,414	-	-	-	-	-	-
Total Contract Owners' Equity		$2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510

Units Outstanding		65,264	575,385	428,629	98,139	21,549	161,797	100,406	28,454	53,124

Shares Owned in each Portfolio		59,307	635,388	722,131	248,045	29,262	455,149	190,766	30,734	28,814

Fair Value per Share		$44.38	56.59	40.79	16.12	11.24	11.81	23.04	32.27	58.67

See accompanying notes to financial statements

9

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners'

Equity

December 31, 2019

									Voya	Voya
				Oppenheimer			PIMCO		Global Resources	Investors
				Variable Account Funds			Variable Insurance Trust		Trust	Trust
		Oppenheimer					PIMCO PVIT			VY JPMorgan
		Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
		Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
		S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
ASSETS	$
		1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103
Investments in underlying portfolio funds, at fair value
Dividends and other receivables		-	-	-	-	-	-	-	-	-
Total assets		1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities - other payables		-	-	-	-	-	-	-	-	-
Contract owners' equity		$1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103

Accumulation period		$1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,036,145	4,714,201
Annuity period		-	-	-	-	-	-	-	2,106	60,902
Total Contract Owners' Equity		$1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103

Units Outstanding		35,610	431,546	171,286	120,618	163,593	186	-	215,020	144,258

Shares Owned in each Portfolio		16,889	441,527	598,743	139,576	313,942	358	-	279,508	214,901

Fair Value per Share		$77.70	41.95	5.13	29.05	22.89	11.31	-	10.87	22.22

See accompanying notes to financial statements

10

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

						American Century	American Century	BNY Mellon
			Alger Portfolios			Variable Portfolios,	Variable Portfolios,	Investment
						Inc.	Inc.	Portfolios
						American Century		BNY Mellon IP,	BNY Mellon IP,
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap			MidCap Stock	MidCap Stock
						VP Income &	American Century	Portfolio - Initial	Portfolio - Service
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	Shares	Shares
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$290,465	-	-	-	-	191,728	220,286	164,342	16,696
EXPENSES
Administrative, mortality and expense risk charges	256,234	615,434	144,382	123,257	97,142	123,614	139,412	355,013	54,675
Net investment income (loss)	$34,231	(615,434)	(144,382)	(123,257)	(97,142)	68,114	80,874	(190,671)	(37,979)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$399,533	636,095	405,842	1,063,450	(85,895)	582,290	984,912	(727,271)	(157,553)
Capital gain distributions	488,960	5,081,115	205,938	974,372	390,963	790,404	622,661	1,819,033	302,771
Net realized gain (loss) on investments	888,493	5,717,210	611,780	2,037,822	305,068	1,372,694	1,607,573	1,091,762	145,218
Change in unrealized appreciation (depreciation) of investments	2,013,785	6,709,771	1,979,612	306,708	1,508,254	389,054	645,531	3,325,299	558,456
Net realized and unrealized gain (loss) on investments	$2,902,278	12,426,981	2,591,392	2,344,530	1,813,322	1,761,748	2,253,104	4,417,061	703,674
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$2,936,509	11,811,547	2,447,010	2,221,273	1,716,180	1,829,862	2,333,978	4,226,390	665,695

See accompanying notes to financial statements

11

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

	BNY Mellon					Deutsche
	Sustainable U.S. Equity Fund					Variable Series I
	BNY Mellon	BNY Mellon
	Sustainable U.S.	Sustainable U.S.						DWS CROCI®	DWS CROCI®
	Equity Portfolio,	Equity Portfolio, Inc.		DWS Capital	DWS Capital	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global
	Inc. - Initial Shares	- Service Shares	DWS Bond VIP A	Growth VIP A	Growth VIP B	VIP A	VIP B	A	B	Small Cap VIP A
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$65,927	40	595,811	742,305	359	526,734	653	396,158	857	-
EXPENSES
Administrative, mortality and expense risk charges	63,579	58	282,674	2,381,017	4,211	670,409	1,487	182,597	589	328,490
Net investment income (loss)	$2,348	(18)	313,137	(1,638,712)	(3,852)	(143,675)	(834)	213,561	268	(328,490)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$47,637	174	(80,262)	6,917,230	3,967	1,488,530	1,010	(290,929)	(474)	(1,559,656)
Capital gain distributions	145,891	103	-	19,059,931	24,438	5,266,910	9,366	-	-	1,279,660
Net realized gain (loss) on investments	193,528	277	(80,262)	25,977,161	28,405	6,755,440	10,376	(290,929)	(474)	(279,996)
Change in unrealized appreciation (depreciation) of investments	1,073,906	675	1,498,754	26,590,185	38,919	5,241,919	11,335	2,485,348	5,688	4,744,494
Net realized and unrealized gain (loss) on investments	$1,267,434	952	1,418,492	52,567,346	67,324	11,997,359	21,711	2,194,419	5,214	4,464,498
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$1,269,782	934	1,731,629	50,928,634	63,472	11,853,684	20,877	2,407,980	5,482	4,136,008

See accompanying notes to financial statements

12

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

					Deutsche
					Variable Series II
	DWS Global	DWS International	DWS International	DWS Global	DWS Government	DWS Government	DWS Government
				Income Builder	& Agency	& Agency	Money Market	DWS High	DWS High
	Equity VIP A	Growth VIP A	Growth VIP B	VIP A	Securities VIP A	Securities VIP B	VIP A	Income VIP A	Income VIP B
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$141,446	173,550	614	3,393,146	441,245	2,366	411,770	2,274,031	460
EXPENSES
Administrative, mortality and expense risk charges	377,970	194,388	1,035	1,173,749	227,219	1,773	325,657	526,724	163
Net investment income (loss)	$(236,524)	(20,838)	(421)	2,219,397	214,026	593	86,113	1,747,307	297
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$1,089,203	673,982	179	(128,398)	(169,137)	(642)	-	(494,505)	(156)
Capital gain distributions	2,131,377	207,523	919	101,411	-	-	-	-	-
Net realized gain (loss) on investments	3,220,580	881,505	1,098	(26,987)	(169,137)	(642)	-	(494,505)	(156)
Change in unrealized appreciation (depreciation) of investments	5,025,104	2,640,964	14,313	12,689,983	756,838	4,289	-	3,884,492	900
Net realized and unrealized gain (loss) on investments	$8,245,684	3,522,469	15,411	12,662,996	587,701	3,647	-	3,389,987	744
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$8,009,160	3,501,631	14,990	14,882,393	801,727	4,240	86,113	5,137,294	1,041

See accompanying notes to financial statements

13

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

			Deutsche				Deutsche		Fidelity
									Variable Insurance
			Variable Series II				Investments VIT Funds		Products Funds
	DWS CROCI®	DWS CROCI®	DWS Small Mid
			Cap Growth VIP	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Fidelity VIP Asset
	U.S. VIP A	U.S. VIP B	A	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Manager
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$1,684,497	2,430	-	363,267	466	328,589	1,410,431	-	49,928
EXPENSES
Administrative, mortality and expense risk charges	1,231,459	2,969	733,827	672,735	2,422	118,062	1,004,218	1	37,734
Net investment income (loss)	$453,038	(539)	(733,827)	(309,468)	(1,956)	210,527	406,213	(1)	12,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$1,848,838	858	(2,176,641)	1,173,769	1,418	(169,020)	798,092	6	2,818
Capital gain distributions	7,174,939	12,449	6,635,874	3,607,084	9,285	-	3,453,601	-	118,152
Net realized gain (loss) on investments	9,023,777	13,307	4,459,233	4,780,853	10,703	(169,020)	4,251,693	6	120,970
Change in unrealized appreciation (depreciation) of investments	13,960,076	27,236	6,062,960	4,311,650	12,835	575,293	13,447,121	86	300,636
Net realized and unrealized gain (loss) on investments	$22,983,853	40,543	10,522,193	9,092,503	23,538	406,273	17,698,814	92	421,606
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$23,436,891	40,004	9,788,366	8,783,035	21,582	616,800	18,105,027	91	433,800

See accompanying notes to financial statements

14

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

			Fidelity				Franklin Templeton
		Variable Insurance Products Funds					Variable Insurance Products Trust
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Franklin Mutual	Franklin Mutual	Franklin Rising	Franklin Small
						Global Discovery	Shares VIP Fund	Dividends VIP	Cap Value VIP
	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2	Fund CL 2
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$288,684	366,287	76,916	1,333,192	35,575	222,964	62,807	89,811	49,214
EXPENSES
Administrative, mortality and expense risk charges	837,041	246,687	395,648	898,046	30,662	185,873	47,453	94,039	62,554
Net investment income (loss)	$(548,357)	119,600	(318,732)	435,146	4,913	37,091	15,354	(4,228)	(13,340)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$3,037,522	411,878	1,573,457	4,650,052	221,175	(128,589)	86,615	(25,888)	(435,740)
Capital gain distributions	7,210,867	1,192,549	1,821,575	998,767	31,212	1,400,604	335,831	1,113,755	784,011
Net realized gain (loss) on investments	10,248,389	1,604,427	3,395,032	5,648,819	252,387	1,272,015	422,446	1,087,867	348,271
Change in unrealized appreciation (depreciation) of investments	6,641,070	2,489,693	5,126,783	11,301,188	262,433	1,567,119	233,207	640,490	660,878
Net realized and unrealized gain (loss) on investments	$16,889,459	4,094,120	8,521,815	16,950,007	514,820	2,839,134	655,653	1,728,357	1,009,149
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$16,341,102	4,213,720	8,203,083	17,385,153	519,733	2,876,225	671,007	1,724,129	995,809

See accompanying notes to financial statements

15

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

		Franklin Templeton						Janus
	Variable Insurance Products Trust				Invesco Variable Insurance Funds			Henderson Series
	Franklin Strategic	Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
		Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson	Janus Henderson
	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio	Enterprise
	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S	Portfolio I-S
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$211,128	37,434	27,690	24,479	883	174,146	110,160	1,275,506	110,689
EXPENSES
Administrative, mortality and expense risk charges	54,904	17,287	36,989	11,223	27,696	53,634	113,250	881,856	742,195
Net investment income (loss)	$156,224	20,147	(9,299)	13,256	(26,813)	120,512	(3,090)	393,650	(631,506)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$536	(6,375)	(18,785)	20,120	(160,592)	77,747	(26,628)	2,968,053	3,427,549
Capital gain distributions	-	-	-	45,429	49,063	4,453	307,772	1,827,897	3,260,971
Net realized gain (loss) on investments	536	(6,375)	(18,785)	65,549	(111,529)	82,200	281,144	4,795,950	6,688,520
Change in unrealized appreciation (depreciation) of investments	112,049	33,246	645,495	97,662	693,789	547,160	992,393	7,460,627	9,769,969
Net realized and unrealized gain (loss) on investments	$112,585	26,871	626,710	163,211	582,260	629,360	1,273,537	12,256,577	16,458,489
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$268,809	47,018	617,411	176,467	555,447	749,872	1,270,447	12,650,227	15,826,983

See accompanying notes to financial statements

16

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

		Janus				JPMorgan			Oppenheimer
									Variable Account
		Henderson Series				Insurance Trust			Funds
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Oppenheimer
		Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Capital
	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity	Appreciation
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$3,225	338,765	125,322	39,273	7,035	86,034	17,060	7,768	-
EXPENSES
Administrative, mortality and expense risk charges	24,584	452,921	364,203	52,081	4,553	70,139	56,899	11,717	20,887
Net investment income (loss)	$(21,359)	(114,156)	(238,881)	(12,808)	2,482	15,895	(39,839)	(3,949)	(20,887)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$99,699	2,170,036	1,021,869	(47,385)	(1,091)	316,188	34,986	25,364	(28,945)
Capital gain distributions	144,975	2,049,608	2,849,010	304,150	-	357,225	492,798	63,730	155,445
Net realized gain (loss) on investments	244,674	4,219,644	3,870,879	256,765	(1,091)	673,413	527,784	89,094	126,500
Change in unrealized appreciation (depreciation) of investments	227,578	4,014,169	4,151,520	685,751	17,438	484,031	367,871	132,528	331,834
Net realized and unrealized gain (loss) on investments	$472,252	8,233,813	8,022,399	942,516	16,347	1,157,444	895,655	221,622	458,334
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$450,893	8,119,657	7,783,518	929,708	18,829	1,173,339	855,816	217,673	437,447

See accompanying notes to financial statements

17

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2019

			Oppenheimer			PIMCO		Voya	Voya
								Global Resources	Investors
		Variable Account Funds				Variable Insurance Trust		Trust	Trust
	Oppenheimer					PIMCO PVIT			VY JPMorgan
	Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
REVENUE

Dividend income	$-	114,063	106,144	31,091	-	75	12	75,424	6,138
EXPENSES
Administrative, mortality and expense risk charges	15,913	234,746	41,993	51,538	95,502	60	7	39,026	59,025
Net investment income (loss)	$(15,913)	(120,683)	64,151	(20,447)	(95,502)	15	5	36,398	(52,887)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on sale of investments	$(1,240)	1,315,124	(66,190)	92,415	(215,693)	419	(988)	31,019	6,440
Capital gain distributions	160,310	2,575,959	-	616,773	684,430	27	-	146,363	253,601
Net realized gain (loss) on investments	159,070	3,891,083	(66,190)	709,188	468,737	446	(988)	177,382	260,041
Change in unrealized appreciation (depreciation) of investments	211,718	722,276	277,556	285,206	1,142,135	(205)	980	318,117	973,754
Net realized and unrealized gain (loss) on investments	$370,788	4,613,359	211,366	994,394	1,610,872	241	(8)	495,499	1,233,795
Net Increase (Decrease) in Contract Owners' Equity Resulting
from Operations	$354,875	4,492,676	275,517	973,947	1,515,370	256	(3)	531,897	1,180,908

See accompanying notes to financial statements

18

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

						American Century	American Century	BNY Mellon
			Alger Portfolios			Variable Portfolios,	Variable Portfolios,	Investment
						Inc.	Inc.	Portfolios
						American Century		BNY Mellon IP,	BNY Mellon IP,
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap			MidCap Stock	MidCap Stock
						VP Income &	American Century	Portfolio - Initial	Portfolio - Service
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	Shares	Shares
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$34,231	(615,434)	(144,382)	(123,257)	(97,142)	68,114	80,874	(190,671)	(37,979)
Net realized gain (loss) on investments	888,493	5,717,210	611,780	2,037,822	305,068	1,372,694	1,607,573	1,091,762	145,218
Change in unrealized appreciation (depreciation) of investments	2,013,785	6,709,771	1,979,612	306,708	1,508,254	389,054	645,531	3,325,299	558,456
Net increase (decrease) in contract owners' equity resulting
from operations	2,936,509	11,811,547	2,447,010	2,221,273	1,716,180	1,829,862	2,333,978	4,226,390	665,695
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	-	2,600	80,879	269,057	108,011	158,817	242,948	-	102,614
Net transfer (to) from affiliate and subaccounts	2,144,815	(1,687,469)	32,931	113,323	(231,172)	(34,020)	(428,512)	(960,403)	(220,528)
Payments for redemptions	(751,310)	(1,936,769)	(1,399,539)	(1,589,906)	(538,138)	(796,061)	(1,399,461)	(1,386,423)	(549,760)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(42,423)	(104,234)	-	-	-	-	-	(59,715)	-
Annuity payout reserve adjustment	-	-	-	-	(1)	-	(3,475)	-	-
Net increase (decrease) from contract owners' equity
transactions	1,351,082	(3,725,872)	(1,285,729)	(1,207,526)	(661,300)	(671,264)	(1,588,500)	(2,406,541)	(667,674)
Total increase (decrease) in contract owners' equity	4,287,591	8,085,675	1,161,281	1,013,747	1,054,880	1,158,598	745,478	1,819,849	(1,979)
CONTRACT OWNERS' EQUITY
Beginning of period	16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	23,744,783	3,846,712
End of period	$20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733

See accompanying notes to financial statements

19

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

	BNY Mellon					Deutsche
	Sustainable U.S. Equity Fund					Variable Series I
	BNY Mellon	BNY Mellon
	Sustainable U.S.	Sustainable U.S.						DWS CROCI®	DWS CROCI®
	Equity Portfolio,	Equity Portfolio, Inc.		DWS Capital	DWS Capital	DWS Core Equity	DWS Core Equity	International VIP	International VIP	DWS Global
	Inc. - Initial Shares	- Service Shares	DWS Bond VIP A	Growth VIP A	Growth VIP B	VIP A	VIP B	A	B	Small Cap VIP A
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$2,348	(18)	313,137	(1,638,712)	(3,852)	(143,675)	(834)	213,561	268	(328,490)
Net realized gain (loss) on investments	193,528	277	(80,262)	25,977,161	28,405	6,755,440	10,376	(290,929)	(474)	(279,996)
Change in unrealized appreciation (depreciation) of investments	1,073,906	675	1,498,754	26,590,185	38,919	5,241,919	11,335	2,485,348	5,688	4,744,494
Net increase (decrease) in contract owners' equity resulting	1,269,782	934	1,731,629	50,928,634	63,472	11,853,684	20,877	2,407,980	5,482	4,136,008
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	68,497	-	195,293	283,255	-	24,635	-	27,281	-	1,675
Net transfer (to) from affiliate and subaccounts	124,491	4	1,518,629	(4,942,231)	(29)	(1,741,683)	3	(131,834)	-	(952,847)
Payments for redemptions	(227,086)	(1,387)	(1,543,680)	(12,605,812)	(5,525)	(3,257,170)	(7,660)	(718,223)	(4)	(1,016,517)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(4,686)	-	(30,891)	(240,956)	-	(95,468)	-	(26,537)	-	(53,524)
Annuity payout reserve adjustment	-	-	(3,235)	23,112	-	404	-	516	-	-
Net increase (decrease) from contract owners' equity	(38,784)	(1,383)	136,116	(17,482,632)	(5,554)	(5,069,282)	(7,657)	(848,797)	(4)	(2,021,213)
transactions
Total increase (decrease) in contract owners' equity	1,230,998	(449)	1,867,745	33,446,002	57,918	6,784,402	13,220	1,559,183	5,478	2,114,795
CONTRACT OWNERS' EQUITY
Beginning of period	3,923,847	4,030	18,988,617	150,113,764	186,694	43,559,110	79,119	12,422,400	28,885	21,917,833
End of period	$5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628

See accompanying notes to financial statements

20

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

					Deutsche
					Variable Series II
	DWS Global	DWS International	DWS International	DWS Global	DWS Government	DWS Government	DWS Government
				Income Builder	& Agency	& Agency	Money Market	DWS High	DWS High
	Equity VIP A	Growth VIP A	Growth VIP B	VIP A	Securities VIP A	Securities VIP B	VIP A	Income VIP A	Income VIP B
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$(236,524)	(20,838)	(421)	2,219,397	214,026	593	86,113	1,747,307	297
Net realized gain (loss) on investments	3,220,580	881,505	1,098	(26,987)	(169,137)	(642)	-	(494,505)	(156)
Change in unrealized appreciation (depreciation) of investments	5,025,104	2,640,964	14,313	12,689,983	756,838	4,289	-	3,884,492	900
Net increase (decrease) in contract owners' equity resulting	8,009,160	3,501,631	14,990	14,882,393	801,727	4,240	86,113	5,137,294	1,041
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	99,881	-	-	323,576	45,991	-	206,158	94,028	-
Net transfer (to) from affiliate and subaccounts	(1,243,115)	(345,030)	-	(483,414)	718,474	5	8,837	1,531,630	-
Payments for redemptions	(1,988,777)	(550,727)	(1)	(9,339,708)	(2,057,801)	(2,913)	(4,368,506)	(4,467,860)	(666)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(32,804)	(32,995)	-	(24,369)	(22,104)	-	(25,950)	(27,057)	-
Annuity payout reserve adjustment	898	-	-	8,324	222	-	3,102	13,853	-
Net increase (decrease) from contract owners' equity	(3,163,917)	(928,752)	(1)	(9,515,591)	(1,315,218)	(2,908)	(4,176,359)	(2,855,406)	(666)
transactions
Total increase (decrease) in contract owners' equity	4,845,243	2,572,879	14,989	5,366,802	(513,491)	1,332	(4,090,246)	2,281,888	375
CONTRACT OWNERS' EQUITY
Beginning of period	24,335,997	12,256,321	52,319	83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226
End of period	$29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601

See accompanying notes to financial statements

21

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

			Deutsche				Deutsche		Fidelity
									Variable Insurance
			Variable Series II				Investments VIT Funds		Products Funds
	DWS CROCI®	DWS CROCI®	DWS Small Mid
			Cap Growth VIP	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Fidelity VIP Asset
	U.S. VIP A	U.S. VIP B	A	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Manager
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$453,038	(539)	(733,827)	(309,468)	(1,956)	210,527	406,213	(1)	12,194
Net realized gain (loss) on investments	9,023,777	13,307	4,459,233	4,780,853	10,703	(169,020)	4,251,693	6	120,970
Change in unrealized appreciation (depreciation) of investments	13,960,076	27,236	6,062,960	4,311,650	12,835	575,293	13,447,121	86	300,636
Net increase (decrease) in contract owners' equity resulting	23,436,891	40,004	9,788,366	8,783,035	21,582	616,800	18,105,027	91	433,800
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	333,951	-	221,211	414,755	-	2,377	9,100	-	14,972
Net transfer (to) from affiliate and subaccounts	(1,758,306)	(142)	(684,661)	(1,273,459)	(15)	621,068	(532,371)	5	31,542
Payments for redemptions	(5,194,297)	(2,532)	(3,756,638)	(4,079,278)	(5,038)	(610,359)	(2,423,095)	(1,502)	(260,038)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(177,020)	-	(82,699)	(70,325)	-	(18,083)	(173,217)	-	-
Annuity payout reserve adjustment	1,538	-	146	1,186	-	-	-	-	-
Net increase (decrease) from contract owners' equity	(6,794,134)	(2,674)	(4,302,641)	(5,007,121)	(5,053)	(4,997)	(3,119,583)	(1,497)	(213,524)
transactions
Total increase (decrease) in contract owners' equity	16,642,757	37,330	5,485,725	3,775,914	16,529	611,803	14,985,444	(1,406)	220,276
CONTRACT OWNERS' EQUITY
Beginning of period	77,217,787	134,906	48,577,751	45,858,342	116,508	8,018,554	62,564,145	1,406	2,702,880
End of period	$93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	-	2,923,156

See accompanying notes to financial statements

22

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

			Fidelity				Franklin Templeton
		Variable Insurance Products Funds					Variable Insurance Products
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Franklin Mutual	Franklin Mutual	Franklin Rising	Franklin Small
						Global Discovery	Shares VIP Fund	Dividends VIP	Cap Value VIP
	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2	Fund CL 2
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$(548,357)	119,600	(318,732)	435,146	4,913	37,091	15,354	(4,228)	(13,340)
Net realized gain (loss) on investments	10,248,389	1,604,427	3,395,032	5,648,819	252,387	1,272,015	422,446	1,087,867	348,271
Change in unrealized appreciation (depreciation) of investments	6,641,070	2,489,693	5,126,783	11,301,188	262,433	1,567,119	233,207	640,490	660,878
Net increase (decrease) in contract owners' equity resulting	16,341,102	4,213,720	8,203,083	17,385,153	519,733	2,876,225	671,007	1,724,129	995,809
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	1,024,810	232,903	236,200	748,101	11,685	262,575	54,921	83,922	74,813
Net transfer (to) from affiliate and subaccounts	(1,227,110)	25,175	(177,209)	2,631,225	(43,799)	(261,461)	(135,990)	(63,239)	150,783
Payments for redemptions	(5,940,019)	(2,172,210)	(2,606,484)	(7,118,809)	(316,382)	(1,690,215)	(337,018)	(1,032,699)	(617,968)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment	(8,272)	689	(6,893)	(5,951)	-	(1,515)	-	1,061	-
Net increase (decrease) from contract owners' equity	(6,150,591)	(1,913,443)	(2,554,386)	(3,745,434)	(348,496)	(1,690,616)	(418,087)	(1,010,955)	(392,372)
transactions
Total increase (decrease) in contract owners' equity	10,190,511	2,300,277	5,648,697	13,639,719	171,237	1,185,609	252,920	713,174	603,437
CONTRACT OWNERS' EQUITY
Beginning of period	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157	4,180,798
End of period	$66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235

See accompanying notes to financial statements

23

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

		Franklin Templeton						Janus
	Variable Insurance Products Trust				Invesco Variable Insurance Funds			Henderson Series
	Franklin Strategic	Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
		Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson	Janus Henderson
	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio	Enterprise
	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S	Portfolio I-S
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$156,224	20,147	(9,299)	13,256	(26,813)	120,512	(3,090)	393,650	(631,506)
Net realized gain (loss) on investments	536	(6,375)	(18,785)	65,549	(111,529)	82,200	281,144	4,795,950	6,688,520
Change in unrealized appreciation (depreciation) of investments	112,049	33,246	645,495	97,662	693,789	547,160	992,393	7,460,627	9,769,969
Net increase (decrease) in contract owners' equity resulting	268,809	47,018	617,411	176,467	555,447	749,872	1,270,447	12,650,227	15,826,983
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	96,278	26,493	147,886	3,291	20,315	275,095	10,451	1,178,514	505,651
Net transfer (to) from affiliate and subaccounts	(93,135)	190,190	(107,261)	10,363	(37,103)	(105,805)	(238,737)	1,185,730	(638,991)
Payments for redemptions	(506,013)	(104,188)	(325,500)	(116,812)	(298,656)	(365,892)	(507,848)	(7,702,606)	(4,910,018)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	-	-	-	(13,932)	-	-
Annuity payout reserve adjustment	371	-	542	-	-	-	-	10,798	1,136
Net increase (decrease) from contract owners' equity	(502,499)	112,495	(284,333)	(103,158)	(315,444)	(196,602)	(750,066)	(5,327,564)	(5,042,222)
transactions
Total increase (decrease) in contract owners' equity	(233,690)	159,513	333,078	73,309	240,003	553,270	520,381	7,322,663	10,784,761
CONTRACT OWNERS' EQUITY
Beginning of period	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539	48,339,763
End of period	$3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524

See accompanying notes to financial statements

24

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

		Janus				JPMorgan			Oppenheimer
									Variable Account
		Henderson Series				Insurance Trust			Funds
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Oppenheimer
		Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Capital
	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity	Appreciation
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$(21,359)	(114,156)	(238,881)	(12,808)	2,482	15,895	(39,839)	(3,949)	(20,887)
Net realized gain (loss) on investments	244,674	4,219,644	3,870,879	256,765	(1,091)	673,413	527,784	89,094	126,500
Change in unrealized appreciation (depreciation) of investments	227,578	4,014,169	4,151,520	685,751	17,438	484,031	367,871	132,528	331,834
Net increase (decrease) in contract owners' equity resulting	450,893	8,119,657	7,783,518	929,708	18,829	1,173,339	855,816	217,673	437,447
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	527	455,224	138,951	47,954	6,507	167,880	44,908	62,863	82,211
Net transfer (to) from affiliate and subaccounts	1,797,441	(333,095)	(516,902)	(72,143)	48,878	(146,479)	11,286	93,693	40,530
Payments for redemptions	(34,276)	(3,123,107)	(1,987,549)	(312,158)	(18,818)	(698,421)	(349,369)	(112,779)	(171,817)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(1,395)	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment	-	777	1,783	-	-	-	-	-	-
Net increase (decrease) from contract owners' equity	1,762,297	(3,000,201)	(2,363,717)	(336,347)	36,567	(677,020)	(293,175)	43,777	(49,076)
transactions
Total increase (decrease) in contract owners' equity	2,213,190	5,119,456	5,419,801	593,361	55,396	496,319	562,641	261,450	388,371
CONTRACT OWNERS' EQUITY
Beginning of period	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349	1,302,139
End of period	$2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510

See accompanying notes to financial statements

25

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2019

			Oppenheimer			PIMCO		Voya	Voya
								Global Resources	Investors
		Variable Account Funds				Variable Insurance Trust		Trust	Trust
	Oppenheimer					PIMCO PVIT			VY JPMorgan
	Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
OPERATIONS

Net investment income (loss)	$(15,913)	(120,683)	64,151	(20,447)	(95,502)	15	5	36,398	(52,887)
Net realized gain (loss) on investments	159,070	3,891,083	(66,190)	709,188	468,737	446	(988)	177,382	260,041
Change in unrealized appreciation (depreciation) of investments	211,718	722,276	277,556	285,206	1,142,135	(205)	980	318,117	973,754
Net increase (decrease) in contract owners' equity resulting	354,875	4,492,676	275,517	973,947	1,515,370	256	(3)	531,897	1,180,908
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	35,369	373,281	60,497	108,666	108,088	-	-	28,284	46,433
Net transfer (to) from affiliate and subaccounts	(1,269)	(530,516)	(139,419)	(4,471)	(91,467)	(7,933)	(29,732)	(129,353)	(108,378)
Payments for redemptions	(30,114)	(1,516,138)	(271,422)	(361,838)	(852,873)	-	(1)	(188,694)	(371,358)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment	-	-	-	-	-	-	-	208	818
Net increase (decrease) from contract owners' equity	3,986	(1,673,373)	(350,344)	(257,643)	(836,252)	(7,933)	(29,733)	(289,555)	(432,485)
transactions
Total increase (decrease) in contract owners' equity	358,861	2,819,303	(74,827)	716,304	679,118	(7,677)	(29,736)	242,342	748,423
CONTRACT OWNERS' EQUITY
Beginning of period	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680
End of period	$1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103

See accompanying notes to financial statements

26

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

						American Century	American Century
			Alger Portfolios			Variable Portfolios,	Variable Portfolios,
						Inc.	Inc.
		Alger Capital	Alger Large Cap	Alger Mid Cap	Alger Small Cap	American Century
						VP Income &	American Century		DWS Capital
	Alger Balanced	Appreciation	Growth I-2	Growth I-2	Growth I-2	Growth	VP Value	DWS Bond VIP A	Growth VIP A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$458,207	(571,157)	(148,708)	(132,147)	(91,439)	54,256	34,811	623,435	(1,144,560)
Net realized gain (loss) on investments	2,676,562	7,200,063	2,283,284	2,283,047	160,764	1,171,711	1,328,576	(130,443)	23,118,909
Change in unrealized appreciation (depreciation) of investments	(3,926,550)	(7,288,470)	(2,047,397)	(2,899,880)	(102,068)	(1,961,975)	(2,469,830)	(1,344,346)	(25,743,983)
Net increase (decrease) in contract owners' equity resulting
from operations	(791,781)	(659,564)	87,179	(748,980)	(32,743)	(736,008)	(1,106,443)	(851,354)	(3,769,634)
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	-	120	107,670	127,947	72,764	179,407	151,111	164,736	228,284
Net transfer (to) from affiliate and subaccounts	582,094	1,706,725	731,890	168,323	579,519	(129,267)	(811,450)	(427,660)	(1,413,564)
Payments for redemptions	(959,326)	(1,952,630)	(1,016,351)	(1,221,300)	(523,170)	(804,619)	(1,378,907)	(2,114,259)	(13,375,334)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(40,435)	(103,654)	-	-	-	-	-	(28,680)	(238,453)
Annuity payout reserve adjustment	-	-	(314)	-	(1)	-	177	887	61,285
Net increase (decrease) from contract owners' equity
transactions	(417,667)	(349,439)	(177,105)	(925,030)	129,112	(754,479)	(2,039,069)	(2,404,976)	(14,737,782)
Total increase (decrease) in contract owners' equity	(1,209,448)	(1,009,003)	(89,926)	(1,674,010)	96,369	(1,490,487)	(3,145,512)	(3,256,330)	(18,507,416)
CONTRACT OWNERS' EQUITY
Beginning of period	17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180
End of period	$16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	18,988,617	150,113,764

See accompanying notes to financial statements

27

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

		Deutsche				Deutsche
		Variable Series I				Variable Series I
	DWS Capital	DWS Core Equity	DWS Core Equity	DWS CROCI®	DWS CROCI®
				International VIP	International VIP	DWS Global	DWS Global	DWS International	DWS International
	Growth VIP B	VIP A	VIP B	A	B	Small Cap VIP A	Equity A	Growth VIP A	Growth VIP B
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$(2,932)	183,458	(276)	(51,159)	(364)	(315,517)	(175,894)	(63,415)	(593)
Net realized gain (loss) on investments	21,457	14,998,516	27,341	(311,942)	(447)	2,876,592	636,638	779,210	(72)
Change in unrealized appreciation (depreciation) of investments	(25,543)	(18,402,444)	(33,597)	(1,997,238)	(4,762)	(8,604,227)	(3,881,723)	(3,425,870)	(11,087)
Net increase (decrease) in contract owners' equity resulting	(7,018)	(3,220,470)	(6,532)	(2,360,339)	(5,573)	(6,043,152)	(3,420,979)	(2,710,075)	(11,752)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	-	18,185	540	25,932	-	300	32,953	-	721
Net transfer (to) from affiliate and subaccounts	(10)	139,198	239	(636,720)	-	792	305,038	(167,438)	-
Payments for redemptions	(2,834)	(3,828,887)	(8,548)	(912,907)	(6)	(1,428,471)	(2,440,692)	(695,812)	-
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	(98,920)	-	(30,152)	-	(64,179)	(33,216)	(35,008)	-
Annuity payout reserve adjustment	-	414	-	860	-	-	1,545	-	-
Net increase (decrease) from contract owners' equity	(2,844)	(3,770,010)	(7,769)	(1,552,987)	(6)	(1,491,558)	(2,134,372)	(898,258)	721
transactions
Total increase (decrease) in contract owners' equity	(9,862)	(6,990,480)	(14,301)	(3,913,326)	(5,579)	(7,534,710)	(5,555,351)	(3,608,333)	(11,031)
CONTRACT OWNERS' EQUITY
Beginning of period	196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350
End of period	$186,694	43,559,110	79,119	12,422,400	28,885	21,917,833	24,335,997	12,256,321	52,319

See accompanying notes to financial statements

28

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

	Deutsche							Deutsche
	Variable Series II							Variable Series II
	DWS Global	DWS Government	DWS Government	DWS Government					DWS Small Mid
	Income Builder	& Agency	& Agency	Money Market	DWS High	DWS High	DWS CROCI®	DWS CROCI®	Cap Growth VIP
	VIP A	Securities VIP A	Securities VIP B	VIP A	Income VIP A	Income VIP B	U.S. VIP A	U.S. VIP B	A
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$2,400,598	239,692	609	(18,158)	2,861,937	497	1,004,187	329	(832,764)
Net realized gain (loss) on investments	9,731,715	(251,637)	(1,294)	-	(461,400)	(577)	8,335,711	13,604	21,123,486
Change in unrealized appreciation (depreciation) of investments	(20,543,256)	(172,253)	(1,033)	-	(3,942,538)	(350)	(19,730,406)	(33,201)	(28,790,323)
Net increase (decrease) in contract owners' equity resulting	(8,410,943)	(184,198)	(1,718)	(18,158)	(1,542,001)	(430)	(10,390,508)	(19,268)	(8,499,601)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	488,215	55,582	1,260	163,284	148,752	-	128,717	-	190,298
Net transfer (to) from affiliate and subaccounts	(1,453,847)	(665,886)	130	3,443,880	(1,810,271)	74	(2,595,858)	31	1,850,425
Payments for redemptions	(10,508,535)	(1,841,181)	(8,030)	(5,303,483)	(4,405,028)	(7,040)	(5,796,955)	(9,612)	(4,094,675)
Guaranteed retirement income benefit, maintenance fees,
and other fees	(26,597)	(23,475)	-	(28,487)	(29,004)	-	(181,372)	-	(91,971)
Annuity payout reserve adjustment	22,591	6,510	-	(2,500)	14,606	-	2,012	-	216
Net increase (decrease) from contract owners' equity	(11,478,173)	(2,468,450)	(6,640)	(1,727,306)	(6,080,945)	(6,966)	(8,443,456)	(9,581)	(2,145,707)
transactions
Total increase (decrease) in contract owners' equity	(19,889,116)	(2,652,648)	(8,358)	(1,745,464)	(7,622,946)	(7,396)	(18,833,964)	(28,849)	(10,645,308)
CONTRACT OWNERS' EQUITY
Beginning of period	103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059
End of period	$83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226	77,217,787	134,906	48,577,751

See accompanying notes to financial statements

29

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

				Deutsche	Deutsche	Dreyfus		The Dreyfus	The Dreyfus
				Investments VIT	Investments VIT	Investment		Sustainable U.S.	Sustainable U.S.
				Funds	Funds	Portfolios		Equity Fund	Equity Fund
								The Dreyfus	The Dreyfus
	DWS Small Mid	DWS Small Mid	DWS Multisector	DWS Equity 500	DWS Equity 500	Dreyfus I.P. Mid	Dreyfus I.P. Mid	Sustainable U.S.	Sustainable U.S.
								Equity Portfolio,	Equity Portfolio,
	Cap Value VIP A	Cap Value VIP B	Income VIP A	Index VIP A	Index VIP B2	Cap Stock A	Cap Stock SC	Inc. I-S	Inc. S-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$(9,752)	(1,277)	496,435	180,307	8	(241,833)	(46,723)	20,134	(13)
Net realized gain (loss) on investments	11,828,312	26,499	(299,405)	7,473,678	2,826	3,816,212	607,419	804,692	821
Change in unrealized appreciation (depreciation) of investments	(21,395,272)	(50,718)	(458,920)	(11,572,508)	(2,571)	(8,388,189)	(1,345,703)	(1,052,082)	(1,082)
Net increase (decrease) in contract owners' equity resulting	(9,576,712)	(25,496)	(261,890)	(3,918,523)	263	(4,813,810)	(785,007)	(227,256)	(274)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	255,952	-	-	5,750	-	5,985	137,942	20,249	-
Net transfer (to) from affiliate and subaccounts	(1,196,040)	(17)	(133,059)	339,355	221	(1,343,585)	(85,127)	(451,432)	55
Payments for redemptions	(4,527,414)	(3,760)	(820,294)	(4,779,601)	(8,585)	(1,693,235)	(407,768)	(228,012)	-
Guaranteed retirement income benefit, maintenance fees,
and other fees	(79,303)	-	(18,252)	(169,585)	-	(69,265)	-	(4,746)	-
Annuity payout reserve adjustment	1,647	-	-	-	-	-	-	-	-
Net increase (decrease) from contract owners' equity	(5,545,158)	(3,777)	(971,605)	(4,604,081)	(8,364)	(3,100,100)	(354,953)	(663,941)	55
transactions
Total increase (decrease) in contract owners' equity	(15,121,870)	(29,273)	(1,233,495)	(8,522,604)	(8,101)	(7,913,910)	(1,139,960)	(891,197)	(219)
CONTRACT OWNERS' EQUITY
Beginning of period	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249
End of period	$45,858,342	116,508	8,018,554	62,564,145	1,406	23,744,783	3,846,712	3,923,847	4,030

See accompanying notes to financial statements

30

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

		Fidelity			Fidelity			Franklin Templeton
	Variable Insurance Products Funds			Variable Insurance Products Funds			Variable Insurance Products
	Fidelity VIP Asset	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP Index	Fidelity VIP Index	Franklin Mutual	Franklin Mutual	Franklin Rising
							Global Discovery	Shares VIP Fund	Dividends VIP
	Manager	Contrafund	Equity Income	Growth	500	500 - SC	VIP Fund CL 2	CL 2	Fund CL 2
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$8,646	(415,635)	168,713	(327,809)	330,735	214	151,125	39,820	(4,740)
Net realized gain (loss) on investments	147,668	10,647,253	2,245,987	6,217,687	6,496,150	268,720	107,206	294,567	590,550
Change in unrealized appreciation (depreciation) of investments	(348,293)	(14,724,233)	(4,253,349)	(6,159,013)	(10,394,561)	(376,872)	(2,133,904)	(718,016)	(987,587)
Net increase (decrease) in contract owners' equity resulting	(191,979)	(4,492,615)	(1,838,649)	(269,135)	(3,567,676)	(107,938)	(1,875,573)	(383,629)	(401,777)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	15,255	1,053,004	188,712	544,977	869,816	10,730	326,620	70,410	92,968
Net transfer (to) from affiliate and subaccounts	(263,637)	(1,043,753)	(692,539)	618,993	(2,467,063)	(47,702)	(766,005)	256,569	(106,821)
Payments for redemptions	(317,698)	(6,772,431)	(2,416,455)	(2,949,383)	(6,440,507)	(356,760)	(1,757,668)	(611,337)	(823,878)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment	-	6,857	(9,268)	957	3,061	-	791	-	1,589
Net increase (decrease) from contract owners' equity	(566,080)	(6,756,323)	(2,929,550)	(1,784,456)	(8,034,693)	(393,732)	(2,196,262)	(284,358)	(836,142)
transactions
Total increase (decrease) in contract owners' equity	(758,059)	(11,248,938)	(4,768,199)	(2,053,591)	(11,602,369)	(501,670)	(4,071,835)	(667,987)	(1,237,919)
CONTRACT OWNERS' EQUITY
Beginning of period	3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076
End of period	$2,702,880	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157

See accompanying notes to financial statements

31

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

			Franklin Templeton
			Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Franklin Small	Franklin Strategic	Franklin U.S.	Templeton	Invesco V.I.			Invesco V.I.
			Government	Developing	Diversified		Invesco V.I.	Managed	Janus Henderson
	Cap Value VIP	Income VIP Fund	Securities VIP	Markets VIP Fund	Dividend Fund	Invesco V.I.	Global Real Estate	Volatility Fund	Balanced Portfolio
	Fund CL 2	CL 2	Fund CL 2	CL 2	Series I	Health Care Fund	Fund Series I	Series I	I-S
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$(24,546)	66,898	16,215	(15,475)	8,145	(28,576)	90,893	21,640	553,539
Net realized gain (loss) on investments	728,688	(56,304)	(19,617)	(8,087)	68,391	98,649	231,187	248,579	4,168,109
Change in unrealized appreciation (depreciation) of investments	(1,386,914)	(174,552)	(8,563)	(538,495)	(154,005)	(70,781)	(619,077)	(1,394,303)	(4,961,096)
Net increase (decrease) in contract owners' equity resulting	(682,772)	(163,958)	(11,965)	(562,057)	(77,469)	(708)	(296,997)	(1,124,084)	(239,448)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	81,301	84,055	19,685	68,901	5,804	28,669	53,473	19,153	596,169
Net transfer (to) from affiliate and subaccounts	(87,128)	(403,723)	(213,808)	(172,799)	(14,548)	(31,930)	(189,662)	(676,091)	1,076,362
Payments for redemptions	(480,179)	(513,964)	(37,580)	(434,712)	(220,197)	(202,646)	(504,446)	(947,086)	(6,872,394)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	(3)	-	-	-	(15,971)	-
Annuity payout reserve adjustment	-	555	-	681	-	-	-	-	14,056
Net increase (decrease) from contract owners' equity	(486,006)	(833,077)	(231,703)	(537,932)	(228,941)	(205,907)	(640,635)	(1,619,995)	(5,185,807)
transactions
Total increase (decrease) in contract owners' equity	(1,168,778)	(997,035)	(243,668)	(1,099,989)	(306,410)	(206,615)	(937,632)	(2,744,079)	(5,425,255)
CONTRACT OWNERS' EQUITY
Beginning of period	5,349,576	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794
End of period	$4,180,798	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539

See accompanying notes to financial statements

32

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

	Janus			Janus			JPMorgan
	Henderson Series			Henderson Series			Insurance Trust
	Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Enterprise	Janus Henderson	Global Research	Research Portfolio	Mid Cap Value	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Portfolio I-S	Forty Portfolio I-S	Portfolio I-S	I-S	Portfolio S-S	Core Bond	Mid Cap Value	Small Cap Core	US Equity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$(601,733)	(1,391)	(76,588)	(221,031)	(19,027)	3,200	(21,598)	(45,631)	(4,183)
Net realized gain (loss) on investments	6,189,416	46,522	2,065,621	2,748,216	400,876	(6,154)	414,003	479,989	172,471
Change in unrealized appreciation (depreciation) of investments	(6,053,326)	(41,574)	(4,665,497)	(3,365,221)	(982,496)	(2,336)	(1,127,991)	(1,009,994)	(218,917)
Net increase (decrease) in contract owners' equity resulting	(465,643)	3,557	(2,676,464)	(838,036)	(600,647)	(5,290)	(735,586)	(575,636)	(50,629)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	390,722	-	364,267	207,676	55,725	5,106	65,209	78,087	12,615
Net transfer (to) from affiliate and subaccounts	(299,335)	67,002	(194,730)	(142,177)	(94,350)	(917)	2,718	117,798	30,415
Payments for redemptions	(5,822,959)	(4,939)	(3,076,127)	(2,694,938)	(278,769)	(59,672)	(730,707)	(404,056)	(337,222)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	(107)	-	-	-	-	-	-	-
Annuity payout reserve adjustment	1,369	-	1,020	1,815	-	-	-	(10,670)	-
Net increase (decrease) from contract owners' equity	(5,730,203)	61,956	(2,905,570)	(2,627,624)	(317,394)	(55,483)	(662,780)	(218,841)	(294,192)
transactions
Total increase (decrease) in contract owners' equity	(6,195,846)	65,513	(5,582,034)	(3,465,660)	(918,041)	(60,773)	(1,398,366)	(794,477)	(344,821)
CONTRACT OWNERS' EQUITY
Beginning of period	54,535,609	353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170
End of period	$48,339,763	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349

See accompanying notes to financial statements

33

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2018

							PIMCO	PIMCO	Voya	Voya
			Oppenheimer				Variable Insurance	Variable Insurance	Global Resources	Investors
			Variable Account Funds				Trust	Trust	Trust	Trust
	Oppenheimer	Oppenheimer					PIMCO PVIT			VY JPMorgan
		Discovery Mid		Oppenheimer		Oppenheimer	International Bond			Emerging Markets
	Capital	Cap Growth Fund	Oppenheimer	Global Strategic	Oppenheimer	Main Street Small	(U.S. Dollar-	PIMCO Low	Voya Global	Equity Portfolio
	Appreciation	S-S	Global Fund S-S	Income VA	Main Street	Cap Fund S-S	Hedged)	Duration ADM	Equity Portfolio	Class I
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
OPERATIONS

Net investment income (loss)	$(21,884)	(17,319)	(111,322)	111,932	(17,898)	(104,767)	(25)	170	101,853	(22,558)
Net realized gain (loss) on investments	141,759	201,354	2,724,627	(95,317)	593,016	1,155,144	56	(212)	94,455	(60,125)
Change in unrealized appreciation (depreciation) of investments	(219,029)	(261,752)	(5,298,304)	(224,228)	(921,260)	(1,885,315)	59	(350)	(516,114)	(793,166)
Net increase (decrease) in contract owners' equity resulting	(99,154)	(77,717)	(2,684,999)	(207,613)	(346,142)	(834,938)	90	(392)	(319,806)	(875,849)
from operations
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales	16,069	18,859	301,887	72,200	49,253	137,105	-	-	37,427	28,712
Net transfer (to) from affiliate and subaccounts	(15,225)	(92,834)	77,441	(89,481)	(125,569)	(149,025)	(2,975)	(6,105)	(106,566)	141,519
Payments for redemptions	(303,248)	(236,747)	(2,314,782)	(546,259)	(412,422)	(1,014,177)	(1)	-	(508,264)	(378,208)
Guaranteed retirement income benefit, maintenance fees,
and other fees	-	-	-	-	-	-	(4)	(14)	-	-
Annuity payout reserve adjustment	-	-	-	-	-	-	-	-	404	1,017
Net increase (decrease) from contract owners' equity	(302,404)	(310,722)	(1,935,454)	(563,540)	(488,738)	(1,026,097)	(2,980)	(6,119)	(576,999)	(206,960)
transactions
Total increase (decrease) in contract owners' equity	(401,558)	(388,439)	(4,620,453)	(771,153)	(834,880)	(1,861,035)	(2,890)	(6,511)	(896,805)	(1,082,809)
CONTRACT OWNERS' EQUITY
Beginning of period	1,703,697	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489
End of period	$1,302,139	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680

See accompanying notes to financial statements

34

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

ZALICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company ("ZALICO" or the "Company"). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Company, LLC (formally known as Zurich American Corporation) ("Zurich"), a non-operating holding company. Zurich is a direct, wholly owned subsidiary of Zurich Holding Company of America, Inc. ("ZHCA"). ZHCA is an indirect, wholly owned subsidiary of Zurich Insurance Group Ltd ( "ZIG" or "Parent").

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification ("ASC") Topic 946, "Financial Services - Investment Companies."

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Zurich Advantage III periodic and flexible payment variable annuity contracts ("Zurich Advantage III"), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Zurich Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Zurich ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of eighty-one subaccounts with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2019. As of December 31, 2019, assets were invested in seventy-two of the subaccount options.

The Zurich Advantage III contracts have fifty-two subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Fund, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust, the Oppenheimer Variable Account Funds, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Fund, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-six subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series I, the Deutsche Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Henderson Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

35

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

The Zurich ZS4 contracts have twenty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Fund, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Fund, the Deutsche Variable Series I, the Deutsche Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

In September 2015, the Company announced a Buy Back Offer concerning the Scudder DESTINATIONS and Farmers Variable Annuity I contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company's annuity product or for some other eligibile investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; January 4, 2016 through January 31, 2016; and July 3, 2017 through November 30, 2017.

As of December 31, 2019, the Separate Account was comprised of eighty-one available subaccounts as follows:

Alger Balanced	DWS International Growth VIP A
Alger Capital Appreciation	DWS International Growth VIP B
Alger Capital Appreciation S (a)	DWS Multisector Income VIP A
Alger Large Cap Growth I-2	DWS Small Mid Cap Growth VIP A
Alger Mid Cap Growth I-2	DWS Small Mid Cap Value VIP A
Alger Mid Cap Growth S (a)	DWS Small Mid Cap Value VIP B
Alger Small Cap Growth I-2	Fidelity VIP Asset Manager
American Century VP Income & Growth	Fidelity VIP Contrafund
American Century VP Income & Growth II(a)	Fidelity VIP Contrafund -Service 2 (a)
American Century VP Value	Fidelity VIP Equity Income
American Century VP Value II (a)	Fidelity VIP Equity Income - Service 2(a)
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares (1)	Fidelity VIP Growth
BNY Mellon IP, MidCap Stock Portfolio - Service Shares(2)	Fidelity VIP Index 500
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares(3)	Fidelity VIP Index 500 - SC
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares(4)	Franklin Mutual Global Discovery VIP Fund CL 2
DWS Bond VIP A	Franklin Mutual Shares VIP Fund CL 2
DWS Capital Growth VIP A	Franklin Rising Dividends VIP Fund CL 2
DWS Capital Growth VIP B	Franklin Small Cap Value VIP Fund CL 2
DWS Core Equity VIP A	Franklin Strategic Income VIP Fund CL 2
DWS Core Equity VIP B	Franklin U.S. Government Securities VIP Fund CL 2
DWS CROCI® International VIP A	Invesco V.I. Diversified Dividend Fund Series I
DWS CROCI® International VIP B	Invesco V.I. Global Real Estate Fund Series I
DWS CROCI® U.S. VIP A	Invesco V.I. Health Care Fund
DWS CROCI® U.S. VIP B	Invesco V.I. Managed Volatility Fund Series I
DWS Equity 500 Index VIP A	Janus Henderson Balanced Portfolio I-S
DWS Equity 500 Index VIP B2	Janus Henderson Enterprise Portfolio I-S
DWS Global Equity VIP A	Janus Henderson Forty Portfolio I-S
DWS Global Income Builder VIP A	Janus Henderson Global Research Portfolio I-S
DWS Global Small Cap VIP A	Janus Henderson Global Research Portfolio S-S (a)
DWS Global Small Cap VIP B (a)	Janus Henderson Mid Cap Value Portfolio S-S
DWS Government & Agency Securities VIP A	Janus Henderson Research Portfolio I-S
DWS Government & Agency Securities VIP B	JPMorgan Insurance Trust Core Bond
DWS Government Money Market VIP A	JPMorgan Insurance Trust Mid Cap Value
DWS High Income VIP A	JPMorgan Insurance Trust Small Cap Core
DWS High Income VIP B	JPMorgan Insurance Trust US Equity

36

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

Oppenheimer Capital Appreciation	PIMCO Low Duration ADM
Oppenheimer Discovery Mid Cap Growth Fund S-S	PIMCO PVIT International Bond (U.S. Dollar-Hedged)
Oppenheimer Global Fund S-S	Templeton Developing Markets VIP Fund CL 2
Oppenheimer Global Strategic Income VA	Voya Global Equity Portfolio
Oppenheimer Main Street	VY JPMorgan Emerging Markets Equity Portfolio Class
Oppenheimer Main Street Small Cap Fund S-S

(a) Subaccount available for investment; however, no investment activity in 2019 or 2018.

(1)Effective June 3, 2019 Dreyfus I.P. Mid Cap A has been replaced by BNY Mellon IP, MidCap Stock Portfolio - Initial Shares.

(2)Effective June 3, 2019 Dreyfus I.P. Mid Cap SC has been replaced by BNY Mellon IP, MidCap Stock Portfolio - Service Shares.

(3)Effective June 3, 2019 Dreyfus Sustainable U.S. Equity Portfolio I-S has been replaced by BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares.

(4)Effective June 3, 2019 Dreyfus Sustainable U.S. Equity Portfolio S-S has been replaced by BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares.

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO's General Account. The assets of ZALICO's General Account support its insurance and annuity obligations and are subject to ZALICO's general liabilities from its business operations.

The remainder of this page is intentionally left blank

37

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account's assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO's other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2019. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners' Equity and the amounts reported in the Statement of Changes in Contract Owners' Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

38

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners' Equity are categorized as follows:

•Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)Quoted prices for similar assets or liabilities in active markets.

b)Quoted prices for identical or similar assets or liabilities in non-active markets.

c)Inputs other than quoted market prices that are observable.

d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value ("NAV") of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

39

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2019, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced	$3,841,255	$1,966,981
Alger Capital Appreciation	6,726,386	5,986,576
Alger Large Cap Growth I-2	700,076	1,924,249
Alger Mid Cap Growth I-2	1,451,017	1,807,429
Alger Small Cap Growth I-2	814,689	1,182,168
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	$1,246,522	$1,059,269
American Century VP Value	1,196,978	2,081,943
BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	$2,454,940	$3,233,118
BNY Mellon IP, MidCap Stock Portfolio - Service Shares	492,114	894,996
BNY Mellon Sustainable U.S. Equity Fund.:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	$604,867	$495,414
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	148	1,446
Deutsche Variable Series I:
DWS Bond VIP A	$4,465,542	$4,016,287
DWS Capital Growth VIP A	20,944,797	21,006,211
DWS Capital Growth VIP B	25,152	10,120
DWS Core Equity VIP A	6,698,201	6,644,249
DWS Core Equity VIP B	10,354	9,479
DWS CROCI® International VIP A	810,438	1,445,676
DWS CROCI® International VIP B	857	592
DWS Global Small Cap VIP A	1,423,159	2,493,204
Deutsche Variable Series II:
DWS Global Equity VIP A	$3,361,935	$4,631,003
DWS International Growth VIP A	1,182,974	1,925,042
DWS International Growth VIP B	1,533	1,035
DWS Global Income Builder VIP A	4,126,409	11,321,189
DWS Government & Agency Securities VIP A	2,099,741	3,200,935
DWS Government & Agency Securities VIP B	2,366	4,681
DWS Government Money Market VIP A	10,744,709	14,834,955
DWS High Income VIP A	7,020,766	8,128,865
DWS High Income VIP B	461	830
DWS CROCI® U.S. VIP A	10,473,959	9,640,117
DWS CROCI® U.S. VIP B	14,883	5,647
DWS Small Mid Cap Growth VIP A	8,291,566	6,692,158
DWS Small Mid Cap Value VIP A	4,663,454	6,372,960
DWS Small Mid Cap Value VIP B	10,055	7,778
DWS Multisector Income VIP A	1,166,861	961,329

40

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A	$7,303,159	$6,562,930
DWS Equity 500 Index VIP B2	4	1,503
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	$219,769	$302,946
Fidelity VIP Contrafund	8,691,256	8,179,336
Fidelity VIP Equity Income	2,067,077	2,668,372
Fidelity VIP Growth	2,385,439	3,436,982
Fidelity VIP Index 500	6,086,623	8,398,146
Fidelity VIP Index 500 - SC	82,715	395,086
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2	$2,104,786	$2,357,707
Franklin Mutual Shares VIP Fund CL 2	496,182	563,083
Franklin Rising Dividends VIP Fund CL 2	1,391,906	1,293,334
Franklin Small Cap Value VIP Fund CL 2	1,141,721	763,422
Franklin Strategic Income VIP Fund CL 2	489,214	835,489
Franklin U.S. Government Securities VIP Fund CL 2	251,158	118,516
Templeton Developing Markets VIP Fund CL 2	232,986	526,617
Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I	$112,761	$157,234
Invesco V.I. Health Care Fund	225,886	519,079
Invesco V.I. Global Real Estate Fund Series I	480,325	551,963
Invesco V.I. Managed Volatility Fund Series I	551,745	997,130
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S	$5,985,731	$9,091,747
Janus Henderson Enterprise Portfolio I-S	4,074,458	6,487,215
Janus Henderson Forty Portfolio I-S	2,564,043	678,130
Janus Henderson Global Research Portfolio I-S	2,747,573	3,812,321
Janus Henderson Research Portfolio I-S	3,142,506	2,896,095
Janus Henderson Mid Cap Value Portfolio S-S	644,797	689,802
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	$60,963	$21,914
JPMorgan Insurance Trust Mid Cap Value	698,943	1,002,842
JPMorgan Insurance Trust Small Cap Core	672,703	512,918
JPMorgan Insurance Trust US Equity	261,060	157,501
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	$284,480	$198,998
Oppenheimer Discovery Mid Cap Growth Fund S-S	209,236	60,853
Oppenheimer Global Fund S-S	3,156,261	2,374,359
Oppenheimer Global Strategic Income VA	250,129	536,323
Oppenheimer Main Street	841,429	502,746
Oppenheimer Main Street Small Cap Fund S-S	883,219	1,130,543

41

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)	$101	$7,993
PIMCO Low Duration ADM	11	29,739
Voya Global Resources Trust:
Voya Global Equity Portfolio	$275,087	$381,880
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	$322,808	$554,580

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42

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account

Contract Charges

Mortality and Expense Risk Charge

Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.

Administration Charge

Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.

Records Maintenance Charge

An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.

Withdrawal Charge

Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.

Optional Benefit Fees

Range

0-1.25%

0-.50%

0-$30

0-8%

Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase

of riders, such as Guaranteed Retirement Income Benefit Rider ("GRIB"), Earnings Based Death Benefit Rider ("EBDB"), Safeguard   0.15-0.75% Enhanced Death  Benefit Rider and/or  Safeguard  Plus Enhanced  Death  Benefit  Rider. The  fees  for such  benefits  are  recorded through redemption of units. These fees are calculated on an "Asset Base" basis.

Transfer Charge

The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units

Investment Management Fees and other expenses

In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values

Redemption Fees

A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units

Applicable State Premium Taxes

Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.

0-$25

0.1-1.43%

0-2%

0-3.5%

43

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Advantage III, Preferred and Preferred Plus policies is $1,000 and the contract must have at least $1,500 value. The minimum amount of loan under Archway and ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Destination policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is lesser. Farmers Variable Annuity I and Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Policy. The balance of loans outstanding as of December 31, 2019, was $7,761,041. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company, is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company's BOLI products.

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44

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
The Alger Portfolios:
Alger Balanced
2019	161,206	95,466	65,740
2018	55,538	77,573	(22,035)
Alger Capital Appreciation
2019	69,014	186,656	(117,642)
2018	138,163	153,740	(15,577)
Alger Large Cap Growth I-2
2019	5,708	16,277	(10,569)
2018	11,990	13,855	(1,865)
Alger Mid Cap Growth I-2
2019	9,869	26,775	(16,906)
2018	13,117	27,905	(14,788)
Alger Small Cap Growth I-2
2019	5,654	11,619	(5,965)
2018	10,087	9,443	644
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2019	33,560	75,986	(42,426)
2018	37,623	85,805	(48,182)
American Century VP Value
2019	26,583	102,748	(76,165)
2018	50,143	150,260	(100,117)
BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares
2019	26,260	102,373	(76,113)
2018	36,385	128,706	(92,321)
BNY Mellon IP, MidCap Stock Portfolio - Service Shares
2019	9,204	30,377	(21,173)
2018	11,239	21,892	(10,653)
BNY Mellon Socially Responsible Growth Fund, Inc:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
2019	21,631	12,635	8,996
2018	7,478	42,975	(35,497)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
2019	-	60	(60)
2018	2	-	2
Deutsche Variable Series I:
DWS Bond VIP A
2019	390,808	393,932	(3,124)
2018	162,021	567,744	(405,723)
DWS Capital Growth VIP A
2019	83,005	547,706	(464,701)
2018	150,900	582,970	(432,070)

45

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Capital Growth VIP B
2019	109	269	(160)
2018	-	93	(93)
DWS Core Equity VIP A
2019	55,441	270,638	(215,198)
2018	86,503	250,995	(164,492)
DWS Core Equity VIP B
2019	108	376	(268)
2018	27	315	(288)
DWS CROCI® International VIP A
2019	62,250	142,286	(80,036)
2018	63,907	201,829	(137,922)
DWS CROCI® International VIP B
2019	-	-	-
2018	-	-	-
DWS Global Small Cap VIP A
2019	20,719	90,646	(69,927)
2018	29,695	74,474	(44,779)
Deutsche Variable Series II:
DWS Global Equity VIP A
2019	222,805	761,002	(538,197)
2018	218,025	685,763	(467,738)
DWS International Growth VIP A
2019	44,318	86,131	(41,813)
2018	68,300	109,041	(40,741)
DWS International Growth VIP B
2019	-	-	-
2018	30	-	30
DWS Global Income Builder VIP A
2019	138,405	973,868	(835,463)
2018	247,182	1,394,641	(1,147,459)
DWS Government & Agency Securities VIP A
2019	496,709	731,889	(235,180)
2018	283,414	812,237	(528,823)
DWS Government & Agency Securities VIP B
2019	-	236	(236)
2018	111	664	(553)
DWS Government Money Market VIP A
2019	3,041,803	4,562,604	(1,520,801)
2018	3,878,392	4,356,553	(478,161)
DWS High Income VIP A
2019	472,584	712,277	(239,693)
2018	471,669	1,028,677	(557,008)
DWS High Income VIP B
2019	-	30	(30)
2018	3	323	(320)
DWS CROCI® U.S. VIP A
2019	203,899	698,603	(494,704)
2018	159,894	868,667	(708,773)
DWS CROCI® U.S. VIP B
2019	-	141	(141)
2018	8	507	(499)

46

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Small Mid Cap Growth VIP A
2019	329,152	969,952	(640,800)
2018	520,559	950,625	(430,066)
DWS Small Mid Cap Value VIP A
2019	176,964	894,569	(717,605)
2018	154,432	696,849	(542,417)
DWS Small Mid Cap Value VIP B
2019	106	269	(163)
2018	-	116	(116)
DWS Multisector Income VIP A
2019	46,870	48,950	(2,080)
2018	36,552	103,575	(67,023)
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2019	133,089	254,016	(120,927)
2018	98,691	295,797	(197,106)
DWS Equity 500 Index VIP B2
2019	-	71	(71)
2018	10	387	(377)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2019	1,842	6,646	(4,804)
2018	3,843	16,671	(12,828)
Fidelity VIP Contrafund
2019	44,989	111,524	(66,535)
2018	48,458	127,269	(78,811)
Fidelity VIP Equity Income
2019	12,627	39,853	(27,226)
2018	18,405	61,292	(42,887)
Fidelity VIP Growth
2019	7,922	26,413	(18,491)
2018	20,417	34,487	(14,070)
Fidelity VIP Index 500
2019	18,954	29,826	(10,872)
2018	13,978	34,243	(20,265)
Fidelity VIP Index 500 - SC
2019	88	1,088	(1,000)
2018	225	1,460	(1,235)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2019	25,094	75,856	(50,763)
2018	27,698	93,660	(65,962)
Franklin Mutual Shares VIP Fund CL 2
2019	8,632	25,336	(16,704)
2018	18,928	30,326	(11,398)
Franklin Rising Dividends VIP Fund CL 2
2019	10,708	40,399	(29,691)
2018	15,073	40,428	(25,355)
Franklin Small Cap Value VIP Fund CL 2
2019	11,106	21,566	(10,460)
2018	6,291	18,902	(12,611)

47

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Franklin Strategic Income VIP Fund CL 2
2019	50,587	77,037	(26,450)
2018	28,419	73,334	(44,915)
Franklin U.S. Government Securities VIP Fund CL 2
2019	17,287	8,812	8,475
2018	8,567	26,609	(18,042)
Templeton Developing Markets VIP Fund CL 2
2019	9,854	18,637	(8,783)
2018	10,381	26,882	(16,501)
Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I
2019	6,188	13,622	(7,434)
2018	4,685	22,237	(17,552)
Invesco V.I. Health Care Fund
2019	8,274	17,893	(9,619)
2018	7,868	14,734	(6,866)
Invesco V.I. Global Real Estate Fund Series I
2019	11,066	17,273	(6,207)
2018	10,384	31,268	(20,884)
Invesco V.I. Managed Volatility Fund Series I
2019	11,777	51,284	(39,507)
2018	9,420	87,074	(77,654)
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S
2019	65,169	131,333	(66,164)
2018	44,759	113,970	(69,211)
Janus Henderson Enterprise Portfolio I-S
2019	18,068	63,007	(44,939)
2018	23,064	80,521	(57,457)
Janus Henderson Forty Portfolio I-S
2019	71,197	19,981	51,216
2018	14,049	-	14,049
Janus Henderson Global Research Portfolio I-S
2019	22,510	76,256	(53,746)
2018	19,749	73,560	(53,811)
Janus Henderson Research Portfolio I-S
2019	10,562	49,818	(39,256)
2018	14,798	61,920	(47,122)
Janus Henderson Mid Cap Value Portfolio S-S
2019	9,848	19,138	(9,290)
2018	5,843	14,452	(8,609)
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2019	3,733	1,285	2,448
2018	1,014	4,935	(3,921)
JPMorgan Insurance Trust Intrepid MidCap
2019	-	-	-
2018	-	-	-
JPMorgan Insurance Trust Mid Cap Value
2019	10,438	32,378	(21,940)
2018	12,693	34,702	(22,009)

48

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
JPMorgan Insurance Trust Small Cap Core
2019	7,457	14,902	(7,445)
2018	11,967	17,190	(5,223)
JPMorgan Insurance Trust US Equity
2019	5,981	4,783	1,198
2018	3,742	13,567	(9,825)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2019	5,904	7,643	(1,739)
2018	2,631	14,367	(11,736)
Oppenheimer Discovery Mid Cap Growth Fund S-S
2019	2,394	2,279	115
2018	7,637	18,364	(10,727)
Oppenheimer Global Fund S-S
2019	28,553	71,719	(43,166)
2018	38,361	89,231	(50,870)
Oppenheimer Global Strategic Income VA
2019	11,999	32,256	(20,257)
2018	27,259	60,667	(33,408)
Oppenheimer Main Street
2019	8,992	17,538	(8,546)
2018	8,693	26,015	(17,322)
Oppenheimer Main Street Small Cap Fund S-S
2019	9,526	30,368	(20,842)
2018	12,074	37,193	(25,119)
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)
2019	-	382	(382)
2018	8	153	(145)
PIMCO Low Duration ADM
2019	-	1,989	(1,989)
2018	20	429	(409)
Voya Global Resources Trust:
Voya Global Equity Portfolio
2019	10,893	33,027	(22,134)
2018	15,936	59,791	(43,855)
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2019	5,115	19,516	(14,401)
2018	18,186	25,301	(7,115)

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49

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2019, were as follows.

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
Alger Portfolios:	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Alger Balanced
2019	962	$21.270	$21.270	$20,471	1.58%	1.40%	1.40%	17.85%	17.85%
2018	897	18.048	18.048	16,184	4.19%	1.40%	1.40%	-4.67%	-4.67%
2017	919	18.931	18.931	17,393	2.48%	1.40%	1.40%	13.85%	13.85%
2016	1,296	16.628	16.628	21,546	1.80%	1.40%	1.40%	7.01%	7.01%
2015	1,540	15.538	15.538	23,923	1.63%	1.40%	1.40%	0.07%	0.07%
Alger Capital Appreciation
2019	1,317	$35.453	$35.453	$46,703	N/A	1.40%	1.40%	31.74%	31.74%
2018	1,435	26.912	26.912	38,617	0.09%	1.40%	1.40%	-1.49%	-1.49%
2017	1,451	27.318	27.318	39,626	0.13%	1.40%	1.40%	29.28%	29.28%
2016	2,723	21.131	21.131	57,545	0.16%	1.40%	1.40%	-0.88%	-0.88%
2015	3,533	21.320	21.320	75,321	0.08%	1.40%	1.40%	4.72%	4.72%
Alger Capital Appreciation S
2019	-	$50.208	$53.317	$-	N/A	1.70%	2.05%	30.57%	31.02%
2018	-	38.454	40.694	-	N/A	1.70%	2.05%	-2.38%	-2.04%
2017	-	39.392	41.543	-	N/A	1.70%	2.05%	28.12%	28.56%
2016	-	30.746	32.315	-	N/A	1.70%	2.05%	-1.79%	-1.45%
2015	-	31.306	32.790	4	N/A	1.70%	2.05%	3.79%	4.14%
Alger Large Cap Growth I-2
2019	82	$92.966	$146.750	$11,136	N/A	1.00%	2.25%	24.63%	26.17%
2018	93	74.596	116.312	9,975	N/A	1.00%	2.25%	-0.06%	1.19%
2017	95	74.637	114.945	10,065	N/A	1.00%	2.25%	25.65%	27.20%
2016	104	59.402	90.368	8,732	N/A	1.00%	2.25%	-3.00%	-1.81%
2015	123	61.242	92.031	10,520	N/A	1.00%	2.25%	-0.52%	0.71%
Alger Mid Cap Growth I-2
2019	118	$65.095	$81.421	$9,003	N/A	1.00%	2.25%	27.39%	28.97%
2018	135	51.099	63.133	7,989	N/A	1.00%	2.25%	-9.49%	-8.37%
2017	150	56.460	68.898	9,663	N/A	1.00%	2.25%	26.94%	28.51%
2016	157	44.476	53.613	7,903	N/A	1.00%	2.25%	-1.24%	-0.02%
2015	180	45.035	53.625	9,114	N/A	1.00%	2.25%	-3.73%	-2.54%
Alger Small Cap Growth I-2
2019	65	$54.722	$131.555	$7,357	N/A	1.00%	2.25%	26.49%	28.06%
2018	71	43.262	102.733	6,302	N/A	1.00%	2.25%	-0.81%	0.43%
2017	70	43.615	102.297	6,205	N/A	1.00%	2.25%	25.91%	27.46%
2016	79	34.641	80.258	5,518	N/A	1.00%	2.25%	3.91%	5.19%
2015	94	33.338	76.298	6,281	N/A	1.00%	2.25%	-5.45%	-4.28%

50

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2019	559	$14.650	$18.280	$9,590	2.13%	1.00%	2.25%	21.22%	22.72%
2018	601	12.085	14.896	8,432	2.01%	1.00%	2.25%	-8.93%	-7.79%
2017	649	13.270	16.155	9,922	2.30%	1.00%	2.25%	17.84%	19.30%
2016	746	11.261	13.542	9,579	2.36%	1.00%	2.25%	10.99%	12.36%
2015	778	10.145	12.052	8,924	2.09%	1.00%	2.25%	-7.70%	-6.56%
American Century VP Value
2019	461	$18.708	$24.529	$10,556	2.16%	1.00%	2.25%	24.24%	25.78%
2018	537	15.058	19.502	9,810	1.70%	1.00%	2.25%	-11.16%	-10.06%
2017	637	16.949	21.682	12,956	1.59%	1.00%	2.25%	6.36%	7.67%
2016	723	15.936	20.137	13,716	1.71%	1.00%	2.25%	17.84%	19.29%
2015	802	13.524	16.881	12,796	2.14%	1.00%	2.25%	-6.00%	-4.84%
BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares (1)
2019	755	$33.876	$33.876	$25,565	0.67%	1.40%	1.40%	18.52%	18.52%
2018	831	28.582	28.582	23,745	0.62%	1.40%	1.40%	-16.66%	-16.66%
2017	923	34.297	34.297	31,659	1.27%	1.40%	1.40%	13.79%	13.79%
2016	1,501	30.141	30.141	45,227	0.93%	1.40%	1.40%	13.87%	13.87%
2015	1,837	26.468	26.468	48,623	0.71%	1.40%	1.40%	-3.64%	-3.64%
BNY Mellon IP, MidCap Stock Portfolio - Service Shares (2)
2019	116	$28.679	$35.207	$3,845	0.43%	1.00%	2.25%	17.22%	18.67%
2018	137	24.467	29.668	3,847	0.36%	1.00%	2.25%	-17.55%	-16.53%
2017	148	29.676	35.541	4,987	0.84%	1.00%	2.25%	12.52%	13.90%
2016	148	26.374	31.203	4,395	0.81%	1.00%	2.25%	12.67%	14.06%
2015	149	23.408	27.356	3,904	0.45%	1.00%	2.25%	-4.66%	-3.48%
BNY Mellon Sustainable U.S. Equity Fund:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (3)
2019	168	$18.743	$72.171	$5,155	1.45%	1.00%	2.25%	31.40%	33.03%
2018	159	14.145	54.253	3,924	1.92%	1.00%	2.25%	-6.52%	-5.35%
2017	194	15.005	57.321	4,815	1.29%	1.00%	2.25%	12.80%	14.19%
2016	265	13.191	50.196	5,399	1.18%	1.00%	2.25%	7.95%	9.28%
2015	310	12.119	45.932	5,717	1.20%	1.00%	2.25%	-5.33%	-4.15%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares (4)
2019	-	$27.345	$29.038	$4	1.05%	1.70%	2.05%	31.32%	31.77%
2018	-	20.824	22.037	4	1.57%	1.70%	2.05%	-6.57%	-6.24%
2017	-	22.287	23.504	4	0.93%	1.70%	2.05%	12.74%	13.12%
2016	-	19.769	20.777	4	0.99%	1.70%	2.05%	7.87%	8.24%
2015	-	18.327	19.195	3	0.81%	1.70%	2.05%	-5.36%	-5.03%

51

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
Deutsche Variable Series I:	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

DWS Bond VIP A
2019	1,925	$1.805	$12.533	$20,856	2.99%	1.00%	2.25%	8.19%	9.53%
2018	1,928	1.652	11.488	18,989	4.38%	1.00%	2.25%	-4.81%	-3.62%
2017	2,335	1.718	15.266	22,245	2.65%	1.00%	2.25%	3.51%	4.79%
2016	2,955	1.644	14.627	27,724	4.87%	1.00%	2.25%	3.60%	4.88%
2015	3,277	1.571	14.001	29,736	3.47%	1.00%	2.25%	-2.49%	-1.28%
DWS Capital Growth VIP A
2019	4,503	$33.129	$71.884	$183,560	0.44%	1.00%	2.25%	34.12%	35.78%
2018	4,968	24.496	52.942	150,114	0.77%	1.00%	2.25%	-3.78%	-2.58%
2017	5,400	25.244	54.342	168,621	0.81%	1.00%	2.25%	23.53%	25.05%
2016	7,661	20.266	43.455	184,491	0.74%	1.00%	2.25%	1.96%	3.22%
2015	9,862	19.713	42.101	225,801	0.80%	1.00%	2.25%	6.23%	7.54%
DWS Capital Growth VIP B
2019	6	$36.955	$39.242	$245	0.17%	1.70%	2.05%	34.04%	34.51%
2018	7	27.569	29.175	187	0.51%	1.70%	2.05%	-3.85%	-3.52%
2017	7	28.674	30.240	197	0.47%	1.70%	2.05%	23.44%	23.87%
2016	7	23.229	24.413	163	0.50%	1.70%	2.05%	1.91%	2.26%
2015	7	22.792	23.873	165	0.39%	1.70%	2.05%	6.15%	6.52%
DWS Core Equity VIP A
2019	1,946	$25.304	$32.513	$50,344	1.12%	1.00%	2.05%	27.68%	29.01%
2018	2,161	19.691	25.202	43,559	1.89%	1.00%	2.05%	-7.59%	-6.62%
2017	2,330	21.172	26.990	50,550	1.33%	1.00%	2.05%	18.60%	19.82%
2016	3,244	17.739	22.525	58,655	1.29%	1.00%	2.05%	8.27%	9.39%
2015	4,051	16.281	20.591	67,119	1.01%	1.00%	2.05%	3.13%	4.21%
DWS Core Equity VIP B
2019	3	$31.065	$32.988	$92	0.76%	1.70%	2.05%	27.31%	27.75%
2018	3	24.401	25.823	79	1.50%	1.70%	2.05%	-7.92%	-7.60%
2017	3	26.501	27.948	93	0.87%	1.70%	2.05%	18.27%	18.67%
2016	3	22.407	23.550	75	1.12%	1.70%	2.05%	8.04%	8.41%
2015	3	20.739	21.723	73	0.50%	1.70%	2.05%	2.80%	3.16%
DWS CROCI® International VIP A
2019	1,192	$11.353	$16.564	$13,982	3.00%	1.00%	2.25%	19.09%	20.57%
2018	1,272	9.453	13.739	12,422	1.09%	1.00%	2.25%	-16.29%	-15.25%
2017	1,411	11.199	16.210	16,336	8.31%	1.00%	2.25%	19.29%	20.76%
2016	2,060	9.310	13.424	19,716	9.10%	1.00%	2.25%	-1.47%	-0.26%
2015	2,591	9.371	13.458	24,823	5.16%	1.00%	2.25%	-7.56%	-6.42%
DWS CROCI® International VIP B
2019	2	$13.573	$14.414	$34	2.71%	1.70%	2.05%	18.80%	19.21%
2018	2	11.425	12.091	29	0.82%	1.70%	2.05%	-16.30%	-16.01%
2017	2	13.650	14.395	34	6.78%	1.70%	2.05%	19.33%	19.74%
2016	2	11.439	12.023	29	9.77%	1.70%	2.05%	-1.53%	-1.19%
2015	3	11.617	12.168	31	3.96%	1.70%	2.05%	-7.61%	-7.29%

52

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Global Small Cap VIP A
2019	769	$31.233	$31.233	$24,033	N/A	1.40%	1.40%	19.61%	19.61%
2018	839	26.112	26.112	21,918	0.30%	1.40%	1.40%	-21.61%	-21.61%
2017	884	33.311	33.311	29,453	N/A	1.40%	1.40%	18.37%	18.37%
2016	1,304	28.141	28.141	36,701	0.35%	1.40%	1.40%	0.17%	0.17%
2015	1,695	28.094	28.094	47,619	1.14%	1.40%	1.40%	-0.24%	-0.24%
Deutsche Variable Series II:
DWS Global Equity VIP A
2019	4,461	$3.425	$24.917	$29,181	0.53%	1.00%	2.05%	33.52%	34.91%
2018	4,999	2.565	18.597	24,336	0.79%	1.00%	2.05%	-12.91%	-12.00%
2017	5,467	2.945	21.281	29,891	0.56%	1.00%	2.05%	21.56%	22.82%
2016	6,519	2.423	17.447	31,849	0.71%	1.00%	2.05%	3.99%	5.06%
2015	7,438	2.330	16.721	35,702	0.63%	1.00%	2.05%	-3.73%	-2.72%
DWS International Growth VIP A
2019	601	$24.684	$24.684	$14,829	1.28%	1.40%	1.40%	29.41%	29.41%
2018	643	19.074	19.074	12,256	1.04%	1.40%	1.40%	-17.85%	-17.85%
2017	683	23.217	23.217	15,865	0.42%	1.40%	1.40%	23.74%	23.74%
2016	950	18.763	18.763	17,816	0.77%	1.40%	1.40%	2.28%	2.28%
2015	1,234	18.344	18.344	22,645	0.96%	1.40%	1.40%	-2.59%	-2.59%
DWS International Growth VIP B
2019	3	$23.408	$24.857	$67	1.03%	1.70%	2.05%	28.21%	28.65%
2018	3	18.258	19.321	52	0.77%	1.70%	2.05%	-18.60%	-18.32%
2017	3	22.429	23.654	63	0.08%	1.70%	2.05%	22.75%	23.17%
2016	2	18.271	19.203	47	0.51%	1.70%	2.05%	1.31%	1.66%
2015	2	18.035	18.890	46	0.47%	1.70%	2.05%	-3.53%	-3.20%
DWS Global Income Builder VIP A
2019	7,420	$3.524	$19.650	$88,792	3.94%	1.00%	2.25%	17.52%	18.98%
2018	8,255	2.998	16.631	83,425	3.95%	1.00%	2.25%	-9.71%	-8.58%
2017	9,403	3.321	18.319	103,315	3.10%	1.00%	2.25%	13.98%	15.39%
2016	10,981	2.913	15.985	105,887	4.03%	1.00%	2.25%	4.47%	5.76%
2015	12,580	2.782	15.219	116,520	3.34%	1.00%	2.25%	-3.61%	-2.42%
DWS Government & Agency Securities VIP A
2019	2,747	$1.591	$18.054	$15,947	2.72%	1.00%	2.25%	4.09%	5.37%
2018	2,982	1.528	17.201	16,460	2.74%	1.00%	2.25%	-1.68%	-0.45%
2017	3,511	1.555	17.348	19,113	2.82%	1.00%	2.25%	-0.56%	0.67%
2016	4,608	1.563	17.301	27,583	3.08%	1.00%	2.25%	-1.07%	0.15%
2015	6,126	1.580	17.344	37,512	3.06%	1.00%	2.25%	-2.22%	-1.01%
DWS Government & Agency Securities VIP B
2019	8	$12.263	$13.022	$104	2.30%	1.70%	2.05%	3.92%	4.28%
2018	8	11.800	12.488	102	2.29%	1.70%	2.05%	-1.83%	-1.49%
2017	9	12.020	12.677	111	2.10%	1.70%	2.05%	-0.72%	-0.38%
2016	9	12.108	12.725	109	2.72%	1.70%	2.05%	-1.23%	-0.89%
2015	9	12.259	12.840	118	2.43%	1.70%	2.05%	-2.37%	-2.03%

53

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Government Money Market VIP A (5)
2019	6,521	$0.840	$16.748	$22,485	1.68%	0.00%	2.25%	-0.47%	1.77%
2018	8,042	0.844	16.770	26,575	1.24%	0.00%	2.25%	-0.85%	1.39%
2017	8,520	0.851	16.855	28,321	0.45%	0.00%	2.25%	-1.75%	0.45%
2016	9,489	0.866	17.097	34,765	0.05%	0.00%	2.25%	-2.14%	0.06%
2015	12,361	0.885	17.412	51,196	0.01%	0.00%	2.25%	-2.19%	0.02%
DWS High Income VIP A
2019	3,070	$1.811	$23.144	$39,413	5.94%	1.00%	2.25%	13.14%	14.54%
2018	3,310	1.600	20.286	37,131	8.38%	1.00%	2.25%	-4.67%	-3.49%
2017	3,867	1.679	22.086	44,754	6.41%	1.00%	2.25%	5.15%	6.44%
2016	4,709	1.596	20.830	53,576	6.10%	1.00%	2.25%	10.39%	11.75%
2015	5,389	1.446	18.714	57,348	7.27%	1.00%	2.25%	-6.54%	-5.38%
DWS High Income VIP B
2019	-	$23.098	$24.528	$9	5.47%	1.70%	2.05%	13.01%	13.40%
2018	-	20.438	21.629	8	5.92%	1.70%	2.05%	-4.72%	-4.39%
2017	1	21.451	22.623	16	5.43%	1.70%	2.05%	5.06%	5.42%
2016	1	20.418	21.459	17	5.11%	1.70%	2.05%	10.42%	10.79%
2015	1	18.492	19.368	20	6.06%	1.70%	2.05%	-6.86%	-6.54%
DWS CROCI® U.S. VIP A
2019	6,052	$3.769	$25.666	$93,861	1.97%	1.00%	2.05%	30.28%	31.64%
2018	6,546	2.893	19.575	77,218	2.63%	1.00%	2.05%	-12.31%	-11.39%
2017	7,300	3.299	22.178	96,052	1.74%	1.00%	2.05%	20.42%	21.67%
2016	9,631	2.740	18.300	113,020	0.89%	1.00%	2.05%	-6.30%	-5.33%
2015	12,042	2.924	19.408	156,494	1.71%	1.00%	2.05%	-8.74%	-7.79%
DWS CROCI® U.S. VIP B
2019	8	$21.780	$23.129	$172	1.58%	1.70%	2.05%	29.82%	30.27%
2018	8	16.777	17.754	135	2.22%	1.70%	2.05%	-12.51%	-12.21%
2017	8	19.176	20.223	164	1.18%	1.70%	2.05%	20.00%	20.41%
2016	9	15.980	16.795	140	0.66%	1.70%	2.05%	-6.53%	-6.21%
2015	9	17.097	17.908	151	1.15%	1.70%	2.05%	-9.03%	-8.72%
DWS Small Mid Cap Growth VIP A
2019	6,366	$2.123	$26.984	$54,063	N/A	1.00%	2.25%	19.72%	21.21%
2018	7,007	1.773	22.418	48,578	N/A	1.00%	2.25%	-15.50%	-14.45%
2017	7,439	2.098	26.387	59,223	0.12%	1.00%	2.25%	19.44%	20.91%
2016	9,687	1.757	21.974	74,757	N/A	1.00%	2.25%	6.68%	8.00%
2015	11,606	1.647	20.487	87,773	N/A	1.00%	2.25%	-3.08%	-1.88%
DWS Small Mid Cap Value VIP A
2019	4,629	$4.213	$42.025	$49,634	0.76%	1.00%	2.25%	18.84%	20.31%
2018	5,347	3.538	35.017	45,858	1.44%	1.00%	2.25%	-17.87%	-16.85%
2017	5,889	4.300	42.218	60,980	0.82%	1.00%	2.25%	8.10%	9.43%
2016	7,324	3.970	38.675	80,883	0.54%	1.00%	2.25%	14.32%	15.73%
2015	8,529	3.466	33.499	86,381	0.34%	1.00%	2.25%	-4.07%	-2.88%

54

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Small Mid Cap Value VIP B
2019	4	$31.708	$36.738	$133	0.37%	1.70%	2.05%	18.56%	18.97%
2018	4	26.744	30.881	117	1.06%	1.70%	2.05%	-18.02%	-17.73%
2017	4	32.621	37.537	146	0.35%	1.70%	2.05%	7.93%	8.30%
2016	5	30.226	34.662	141	0.21%	1.70%	2.05%	14.14%	14.53%
2015	5	26.482	30.265	141	N/A	1.70%	2.05%	-4.18%	-3.85%
DWS Multisector Income VIP A
2019	538	$2.253	$21.001	$8,630	3.95%	1.25%	2.05%	7.03%	7.87%
2018	540	2.088	19.497	8,019	7.14%	1.25%	2.05%	-3.64%	-2.88%
2017	607	2.150	20.104	9,252	0.99%	1.25%	2.05%	4.65%	5.47%
2016	875	2.039	19.090	13,805	7.74%	1.25%	2.05%	-1.52%	-0.74%
2015	1,143	2.054	19.261	18,807	5.05%	1.25%	2.05%	-4.96%	-4.21%
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2019	2,764	$28.061	$28.061	$77,550	2.01%	1.40%	1.40%	29.38%	29.38%
2018	2,885	21.689	21.689	62,564	1.75%	1.40%	1.40%	-5.98%	-5.98%
2017	3,082	23.067	23.067	71,087	2.12%	1.40%	1.40%	19.86%	19.86%
2016	4,894	19.245	19.245	94,185	1.85%	1.40%	1.40%	10.07%	10.07%
2015	5,191	17.484	17.484	90,752	1.84%	1.40%	1.40%	-0.27%	-0.27%
DWS Equity 500 Index VIP B2
2019	-	$24.270	$25.492	$-	N/A	1.70%	2.05%	28.01%	28.45%
2018	-	18.959	19.845	1	2.33%	1.70%	2.05%	-6.92%	-6.60%
2017	-	20.369	21.247	10	1.35%	1.70%	2.05%	18.64%	19.04%
2016	-	17.169	17.848	8	1.63%	1.70%	2.05%	8.97%	9.35%
2015	-	15.755	16.323	7	0.46%	1.70%	2.05%	-1.27%	-0.93%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2019	61	$42.197	$51.794	$2,923	1.77%	1.00%	2.05%	15.87%	17.08%
2018	65	36.416	44.239	2,703	1.61%	1.00%	2.05%	-7.26%	-6.29%
2017	78	39.268	47.209	3,461	1.86%	1.00%	2.05%	11.82%	12.98%
2016	83	35.118	41.786	3,261	1.39%	1.00%	2.05%	1.01%	2.05%
2015	96	34.768	40.946	3,708	1.61%	1.00%	2.05%	-1.87%	-0.85%
Fidelity VIP Contrafund
2019	658	$68.522	$110.561	$66,948	0.47%	1.00%	2.25%	28.68%	30.28%
2018	725	53.249	84.867	56,758	0.74%	1.00%	2.25%	-8.45%	-7.31%
2017	804	58.163	91.559	68,007	1.00%	1.00%	2.25%	19.20%	20.67%
2016	880	48.793	75.873	61,891	0.78%	1.00%	2.25%	5.64%	6.94%
2015	958	46.190	70.950	63,223	1.00%	1.00%	2.25%	-1.54%	-0.33%
Fidelity VIP Equity Income
2019	249	$49.827	$86.158	$19,403	2.01%	1.00%	2.25%	24.64%	26.18%
2018	276	39.977	68.281	17,102	2.24%	1.00%	2.25%	-10.32%	-9.21%
2017	319	44.579	75.204	21,871	1.65%	1.00%	2.25%	10.42%	11.78%
2016	360	40.373	67.279	22,125	2.18%	1.00%	2.25%	15.43%	16.85%
2015	410	34.977	57.576	21,591	3.12%	1.00%	2.25%	-6.08%	-4.92%

55

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Growth
2019	205	$88.045	$169.012	$31,703	0.27%	1.00%	2.25%	31.36%	32.98%
2018	224	67.026	127.092	26,055	0.26%	1.00%	2.25%	-2.38%	-1.16%
2017	238	68.659	128.587	28,108	0.22%	1.00%	2.25%	32.17%	33.80%
2016	262	51.947	96.104	23,174	0.04%	1.00%	2.25%	-1.41%	-0.19%
2015	294	52.691	96.291	26,114	0.26%	1.00%	2.25%	4.82%	6.11%
Fidelity VIP Index 500
2019	177	$374.026	$459.093	$73,552	2.00%	1.00%	2.05%	28.71%	30.05%
2018	188	290.590	353.012	59,912	1.91%	1.00%	2.05%	-6.42%	-5.44%
2017	208	310.530	373.330	71,514	1.77%	1.00%	2.05%	19.28%	20.51%
2016	225	260.346	309.787	64,424	1.43%	1.00%	2.05%	9.62%	10.76%
2015	240	237.501	279.705	61,921	1.93%	1.00%	2.05%	-0.70%	0.33%
Fidelity VIP Index 500 - SC
2019	5	$32.908	$391.035	$2,049	1.81%	1.25%	2.25%	28.14%	29.40%
2018	6	25.632	302.184	1,878	1.54%	1.25%	2.25%	-6.84%	-5.91%
2017	8	27.459	321.176	2,379	1.50%	1.25%	2.25%	18.74%	19.91%
2016	10	23.080	267.842	2,509	1.30%	1.25%	2.25%	9.13%	10.21%
2015	11	21.107	243.033	2,512	1.79%	1.25%	2.25%	-1.14%	-0.17%
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2019	400	$30.943	$37.984	$14,436	1.61%	1.00%	2.25%	21.63%	23.14%
2018	451	25.440	30.847	13,250	2.36%	1.00%	2.25%	-13.18%	-12.10%
2017	517	29.303	35.094	17,322	1.78%	1.00%	2.25%	6.22%	7.53%
2016	573	27.588	32.638	17,913	1.59%	1.00%	2.25%	9.71%	11.07%
2015	641	25.145	29.386	18,097	2.86%	1.00%	2.25%	-5.77%	-4.60%
Franklin Mutual Shares VIP Fund CL 2
2019	134	$23.240	$28.529	$3,616	1.80%	1.00%	2.25%	19.88%	21.36%
2018	151	19.387	23.508	3,363	2.48%	1.00%	2.25%	-11.08%	-9.97%
2017	162	21.802	26.112	4,031	2.19%	1.00%	2.25%	5.97%	7.28%
2016	195	20.574	24.340	4,546	1.92%	1.00%	2.25%	13.51%	14.91%
2015	213	18.125	21.182	4,328	3.13%	1.00%	2.25%	-7.03%	-5.88%
Franklin Rising Dividends VIP Fund CL 2
2019	197	$31.678	$38.888	$7,265	1.30%	1.00%	2.25%	26.39%	27.95%
2018	227	25.064	30.392	6,552	1.29%	1.00%	2.25%	-7.18%	-6.02%
2017	252	27.002	32.339	7,790	1.54%	1.00%	2.25%	17.91%	19.37%
2016	301	22.900	27.092	7,819	1.39%	1.00%	2.25%	13.50%	14.90%
2015	326	20.177	23.579	7,386	1.43%	1.00%	2.25%	-5.77%	-4.60%
Franklin Small Cap Value VIP Fund CL 2
2019	115	$35.978	$44.167	$4,784	1.10%	1.00%	2.25%	23.57%	25.10%
2018	125	29.116	35.306	4,181	0.94%	1.00%	2.25%	-14.81%	-13.74%
2017	138	34.176	40.932	5,350	0.51%	1.00%	2.25%	8.22%	9.56%
2016	162	31.579	37.360	5,767	0.79%	1.00%	2.25%	27.33%	28.90%
2015	180	24.801	28.984	4,987	0.64%	1.00%	2.25%	-9.43%	-8.30%

56

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Franklin Strategic Income VIP Fund CL 2
2019	204	$16.752	$20.564	$3,990	5.14%	1.00%	2.25%	5.68%	6.98%
2018	231	15.852	19.222	4,223	2.75%	1.00%	2.25%	-4.30%	-3.11%
2017	276	16.565	19.839	5,220	2.87%	1.00%	2.25%	2.26%	3.53%
2016	312	16.198	19.163	5,722	3.97%	1.00%	2.25%	5.57%	6.87%
2015	463	15.343	17.930	7,969	6.07%	1.00%	2.25%	-5.98%	-4.82%
Franklin U.S. Government Securities VIP Fund CL 2
2019	104	$11.249	$13.809	$1,358	2.93%	1.00%	2.25%	2.91%	4.19%
2018	95	10.930	13.254	1,198	2.46%	1.00%	2.25%	-1.88%	-0.66%
2017	113	11.140	13.342	1,442	2.27%	1.00%	2.25%	-0.88%	0.34%
2016	119	11.240	13.297	1,512	2.31%	1.00%	2.25%	-1.55%	-0.33%
2015	178	11.416	13.341	2,283	2.41%	1.00%	2.25%	-1.74%	-0.52%
Templeton Developing Markets VIP Fund CL 2
2019	81	$-	$38.075	$2,935	1.00%	1.00%	2.25%	-100.00%	25.44%
2018	90	25.032	30.353	2,602	0.87%	1.00%	2.25%	-17.66%	-16.63%
2017	107	30.400	36.409	3,702	1.02%	1.00%	2.25%	37.33%	39.02%
2016	112	22.137	26.189	2,794	0.81%	1.00%	2.25%	14.87%	16.28%
2015	116	19.272	22.522	2,504	2.16%	1.00%	2.25%	-21.37%	-20.40%
Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund Series I
2019	57	$12.789	$15.701	$847	3.02%	1.00%	2.25%	22.34%	23.85%
2018	64	10.453	12.677	774	2.21%	1.00%	2.25%	-9.62%	-8.49%
2017	82	11.566	13.853	1,080	1.51%	1.00%	2.25%	6.19%	7.50%
2016	107	10.891	12.887	1,323	1.50%	1.00%	2.25%	12.29%	13.68%
2015	87	9.699	11.336	945	1.71%	1.00%	2.25%	-0.18%	1.06%
Invesco V.I. Health Care Fund
2019	58	$32.405	$39.780	$2,196	0.04%	1.00%	2.25%	29.59%	31.19%
2018	68	25.006	30.322	1,956	N/A	1.00%	2.25%	-1.33%	-0.10%
2017	75	25.343	30.352	2,162	0.38%	1.00%	2.25%	13.29%	14.68%
2016	91	22.371	26.466	2,296	N/A	1.00%	2.25%	-13.40%	-12.34%
2015	135	25.834	30.190	3,917	N/A	1.00%	2.25%	0.89%	2.14%
Invesco V.I. Global Real Estate Fund Series I
2019	118	$30.306	$37.204	$4,153	4.49%	1.00%	2.25%	20.29%	21.78%
2018	124	25.194	30.550	3,600	3.56%	1.00%	2.25%	-8.23%	-7.09%
2017	145	27.453	32.880	4,538	3.13%	1.00%	2.25%	10.57%	11.93%
2016	162	24.829	29.374	4,540	1.61%	1.00%	2.25%	-0.20%	1.03%
2015	179	24.878	29.074	4,979	3.23%	1.00%	2.25%	-3.65%	-2.46%
Invesco V.I. Managed Volatility Fund Series I
2019	405	$18.193	$36.759	$8,337	1.36%	1.00%	2.25%	15.97%	17.41%
2018	444	15.557	31.309	7,817	1.69%	1.00%	2.25%	-12.97%	-11.89%
2017	522	17.726	35.533	10,561	1.33%	1.00%	2.25%	8.13%	9.47%
2016	826	16.257	32.460	14,819	1.69%	1.00%	2.25%	8.19%	9.52%
2015	1,009	14.903	29.638	16,426	1.56%	1.00%	2.25%	-4.31%	-3.12%

57

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
Janus Henderson Series:	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Janus Henderson Balanced Portfolio I-S
2019	801	$62.422	$94.384	$69,708	1.93%	1.00%	2.25%	19.89%	21.38%
2018	867	52.065	77.762	62,386	2.22%	1.00%	2.25%	-1.55%	-0.32%
2017	936	52.883	78.012	67,811	1.60%	1.00%	2.25%	15.83%	17.26%
2016	1,026	45.655	66.529	63,573	2.17%	1.00%	2.25%	2.31%	3.57%
2015	1,132	44.625	64.236	67,966	1.61%	1.00%	2.25%	-1.59%	-0.38%
Janus Henderson Enterprise Portfolio I-S
2019	478	$94.540	$133.209	$59,125	0.21%	1.00%	2.25%	32.50%	34.14%
2018	523	71.348	99.303	48,340	0.26%	1.00%	2.25%	-2.62%	-1.41%
2017	580	73.267	100.720	54,536	0.26%	1.00%	2.25%	24.63%	26.16%
2016	634	58.790	79.833	47,337	0.15%	1.00%	2.25%	9.90%	11.25%
2015	692	53.496	71.759	46,570	0.65%	1.00%	2.25%	1.74%	3.00%
Janus Henderson Forty Portfolio I-S
2019	65	$40.329	$40.329	$2,632	0.21%	1.40%	1.40%	35.27%	35.27%
2018	14	29.814	29.814	419	1.14%	1.40%	1.40%	0.57%	0.57%
2017	12	29.646	29.646	353	N/A	1.40%	1.40%	28.52%	28.52%
2016	12	23.067	23.067	283	0.94%	1.40%	1.40%	0.78%	0.78%
2015	37	22.888	22.888	838	1.28%	1.40%	1.40%	10.67%	10.67%
Janus Henderson Global Research Portfolio I-S
2019	575	$48.412	$67.231	$35,957	1.01%	1.00%	2.25%	26.20%	27.77%
2018	629	38.360	52.620	30,837	1.19%	1.00%	2.25%	-8.93%	-7.79%
2017	683	42.121	57.068	36,419	0.82%	1.00%	2.25%	24.24%	25.77%
2016	774	33.902	45.373	32,906	1.06%	1.00%	2.25%	-0.18%	1.06%
2015	865	33.962	44.899	36,524	0.67%	1.00%	2.25%	-4.44%	-3.25%
Janus Henderson Research Portfolio I-S
2019	429	$49.650	$73.960	$29,456	0.47%	1.00%	2.25%	32.54%	34.18%
2018	468	37.461	55.120	24,036	0.59%	1.00%	2.25%	-4.73%	-3.55%
2017	515	39.322	57.147	27,502	0.40%	1.00%	2.25%	25.08%	26.62%
2016	583	31.438	45.133	24,662	0.53%	1.00%	2.25%	-1.71%	-0.49%
2015	643	31.984	45.356	27,416	0.65%	1.00%	2.25%	3.03%	4.30%
Janus Henderson Mid Cap Value Portfolio S-S
2019	98	$35.175	$43.180	$3,998	1.06%	1.00%	2.25%	27.19%	28.76%
2018	107	27.656	33.535	3,405	0.93%	1.00%	2.25%	-15.73%	-14.68%
2017	116	32.818	39.304	4,323	0.64%	1.00%	2.25%	11.14%	12.51%
2016	120	29.529	34.934	3,989	0.86%	1.00%	2.25%	16.16%	17.59%
2015	136	25.421	29.709	3,867	1.05%	1.00%	2.25%	-5.81%	-4.64%
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2019	22	$13.541	$15.853	$329	2.34%	1.25%	2.25%	5.80%	6.84%
2018	19	12.799	14.838	274	2.51%	1.25%	2.25%	-2.16%	-1.19%
2017	23	13.082	15.017	334	2.24%	1.25%	2.25%	1.30%	2.30%
2016	40	12.914	14.680	567	2.73%	1.25%	2.25%	-0.13%	0.86%
2015	41	12.931	14.555	575	3.52%	1.25%	2.25%	-1.11%	-0.13%

58

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
Units		Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
(000s)		Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust Intrepid MidCap
2019	-	$-	$-	$-	0.00%	0.00%	0.00%	0.00%	0.00%
2018	-	-	-	-	0.00%	0.00%	0.00%	0.00%	0.00%
2017	-	24.187	28.527	-	N/A	1.00%	2.25%	4.10%	4.59%
2016	131	23.234	27.275	3,452	0.74%	1.00%	2.25%	9.57%	10.93%
2015	152	21.204	24.588	3,605	0.68%	1.00%	2.25%	-7.94%	-6.80%
JPMorgan Insurance Trust Mid Cap Value
2019	162	$28.672	$34.924	$5,375	1.68%	1.00%	2.25%	23.97%	25.51%
2018	184	23.127	27.826	4,879	1.01%	1.00%	2.25%	-13.79%	-12.71%
2017	206	26.826	31.879	6,277	0.75%	1.00%	2.25%	11.27%	12.64%
2016	259	24.109	28.302	7,052	0.87%	1.00%	2.25%	12.18%	13.56%
2015	295	21.492	24.922	7,076	1.03%	1.00%	2.25%	-4.80%	-3.62%
JPMorgan Insurance Trust Small Cap Core
2019	100	$34.201	$46.826	$4,395	0.41%	1.00%	2.25%	21.84%	23.34%
2018	108	28.016	37.964	3,833	0.41%	1.00%	2.25%	-13.88%	-12.81%
2017	113	32.468	43.540	4,627	0.32%	1.00%	2.25%	12.70%	14.09%
2016	130	28.753	38.163	4,659	0.49%	1.00%	2.25%	17.58%	19.03%
2015	151	24.407	32.062	4,570	0.15%	1.00%	2.25%	-7.37%	-6.22%
JPMorgan Insurance Trust US Equity
2019	28	$30.149	$36.725	$992	0.90%	1.00%	2.25%	28.86%	30.45%
2018	27	23.398	28.152	730	0.94%	1.00%	2.25%	-8.24%	-7.10%
2017	37	25.499	30.304	1,075	1.04%	1.00%	2.25%	19.65%	21.12%
2016	34	21.312	25.019	808	1.07%	1.00%	2.25%	8.50%	9.84%
2015	49	19.642	22.777	1,084	1.15%	1.00%	2.25%	-1.36%	-0.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2019	53	$27.377	$33.608	$1,691	N/A	1.00%	2.25%	32.86%	34.50%
2018	55	20.606	24.987	1,302	N/A	1.00%	2.25%	-8.04%	-6.89%
2017	67	22.407	26.836	1,704	0.01%	1.00%	2.25%	23.73%	25.25%
2016	74	18.110	21.425	1,521	0.11%	1.00%	2.25%	-4.57%	-3.39%
2015	95	18.977	22.178	2,013	N/A	1.00%	2.25%	1.00%	2.25%
Oppenheimer Discovery Mid Cap Growth Fund S-S
2019	36	$31.681	$38.892	$1,312	N/A	1.00%	2.25%	35.95%	37.63%
2018	35	23.304	28.258	953	N/A	1.00%	2.25%	-8.38%	-7.24%
2017	46	25.435	30.462	1,342	N/A	1.00%	2.25%	25.64%	27.19%
2016	48	20.245	23.951	1,097	N/A	1.00%	2.25%	-0.16%	1.07%
2015	59	20.277	23.697	1,340	N/A	1.00%	2.25%	4.01%	5.29%
Oppenheimer Global Fund S-S
2019	432	$36.865	$45.255	$18,522	0.67%	1.00%	2.25%	28.56%	30.15%
2018	475	28.675	34.771	15,703	0.82%	1.00%	2.25%	-15.31%	-14.26%
2017	526	33.859	40.552	20,323	0.74%	1.00%	2.25%	33.33%	34.97%
2016	589	25.395	30.044	16,927	0.75%	1.00%	2.25%	-2.35%	-1.14%
2015	662	26.006	30.392	19,306	1.11%	1.00%	2.25%	1.39%	2.65%

59

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Oppenheimer Global Strategic Income VA
2019	171	$15.417	$18.925	$3,072	3.41%	1.00%	2.25%	8.17%	9.51%
2018	192	14.252	17.281	3,146	4.51%	1.00%	2.25%	-6.65%	-5.49%
2017	225	15.267	18.285	3,918	1.91%	1.00%	2.25%	3.71%	4.99%
2016	260	14.721	17.416	4,323	4.86%	1.00%	2.25%	3.93%	5.22%
2015	293	14.164	16.553	4,655	5.77%	1.00%	2.25%	-4.64%	-3.46%
Oppenheimer Main Street
2019	121	$28.913	$35.493	$4,055	0.84%	1.00%	2.25%	28.84%	30.43%
2018	129	22.441	27.211	3,338	0.94%	1.00%	2.25%	-10.13%	-9.01%
2017	146	24.971	29.907	4,173	1.04%	1.00%	2.25%	14.08%	15.48%
2016	173	21.890	25.897	4,270	0.87%	1.00%	2.25%	8.86%	10.20%
2015	195	20.109	23.500	4,390	0.64%	1.00%	2.25%	0.84%	2.09%
Oppenheimer Main Street Small Cap Fund S-S
2019	164	$37.780	$46.379	$7,186	N/A	1.00%	2.25%	23.36%	24.88%
2018	184	30.627	37.137	6,507	0.06%	1.00%	2.25%	-12.52%	-11.43%
2017	210	35.009	41.929	8,368	0.65%	1.00%	2.25%	11.41%	12.79%
2016	221	31.424	37.176	7,840	0.24%	1.00%	2.25%	15.09%	16.51%
2015	238	27.304	31.908	7,276	0.64%	1.00%	2.25%	-8.16%	-7.02%
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)
2019	-	$21.803	$21.803	$4	0.95%	1.40%	1.40%	5.53%	5.53%
2018	1	20.661	20.661	12	1.40%	1.40%	1.40%	0.70%	0.70%
2017	1	20.517	20.517	15	4.70%	1.40%	1.40%	1.35%	1.35%
2016	1	20.244	20.244	15	1.19%	1.40%	1.40%	5.01%	5.01%
2015	1	19.279	19.279	23	2.36%	1.40%	1.40%	-1.09%	-1.09%
PIMCO Low Duration ADM
2019	-	$15.341	$15.341	$-	0.08%	1.40%	1.40%	2.59%	2.59%
2018	2	14.953	14.953	30	2.05%	1.40%	1.40%	-1.06%	-1.06%
2017	2	15.113	15.113	36	1.34%	1.40%	1.40%	-0.05%	-0.05%
2016	2	15.121	15.121	36	1.37%	1.40%	1.40%	0.00%	0.00%
2015	3	15.120	15.120	44	3.37%	1.40%	1.40%	-1.07%	-1.07%
Voya Global Resources Trust:
Voya Global Equity Portfolio
2019	215	$12.839	$14.683	$3,038	2.59%	1.00%	2.05%	18.97%	20.21%
2018	237	10.792	12.215	2,796	4.51%	1.00%	2.05%	-10.95%	-10.02%
2017	281	12.118	13.575	3,693	2.11%	1.00%	2.05%	20.97%	22.22%
2016	318	10.018	11.107	3,427	2.59%	1.00%	2.05%	3.64%	4.72%
2015	370	9.666	10.606	3,823	1.20%	1.00%	2.05%	-7.22%	-6.43%

60

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

		At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
Voya Investors Trust:	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

VY JPMorgan Emerging Markets Equity Portfolio Class I
2019	144	$ 29.824	$34.501	$ 4,775	0.14%	1.00%	2.05%	29.46%	30.81%
2018	159	23.036	26.375	4,027	0.85%	1.00%	2.05%	-18.27%	-17.42%
2017	166	28.186	31.937	5,109	0.68%	1.00%	2.05%	40.49%	41.94%
2016	178	20.063	22.500	3,882	1.45%	1.00%	2.05%	10.99%	12.14%
2015	215	18.076	20.064	4,190	1.53%	1.00%	2.05%	-17.26%	-16.40%

(1)Net Assets equals Contract Owners' Equity.

(2)This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded.

(4)Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(1)Effective June 3, 2019 Dreyfus I.P. Mid Cap A has been replaced by BNY Mellon IP, MidCap Stock Portfolio - Initial Shares.

(2)Effective June 3, 2019 Dreyfus I.P. Mid Cap SC has been replaced by BNY Mellon IP, MidCap Stock Portfolio - Service Shares.

(3)Effective June 3, 2019 Dreyfus Sustainable U.S. Equity Portfolio I-S has been replaced by BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares.

(4)Effective June 3, 2019 Dreyfus Sustainable U.S. Equity Portfolio S-S has been replaced by BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares.

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61

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(7) Subsequent Events:

COVID-19

The Company is currently evaluating the anticipated impact of COVID-19 on investment performance, as well as the resulting economic environment which may, among other things, impact the timely receipt of assets to the separate account. Assumptions underlying these impacts will include the duration of the economic environment and any state-mandated measures to provide relief and/or flexibility to policyholders. These impacts will be modeled in our statutory financials when additional information is obtained.

The remainder of this page is intentionally left blank

62

APPENDIX A

STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California[1]	0.50%	2.35%
Florida[2]	1.00%	1.00%
Maine[3]	—	2.00%
Nevada[1]	—	3.50%
South Dakota[3],4	—	1.25	%****
West Virginia[3,5]	1.00%	1.00%
Wyoming[3]	—	1.00%

[1]

In California and Nevada, we pay premium taxes when you annuitize your Contract. We deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract.

[2]	In Florida, annuity considerations are exempt provided that the tax savings are passed back to contract holders. Otherwise, they are taxable at 1.00%.
[3]

In Maine, South Dakota, West Virginia, and Wyoming, we pay premium taxes at the time we receive a Purchase Payment from you. In those four states, we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment.

[4]	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.
[5]	Beginning on January 1, 2021, West Virginia no longer taxes annuity Purchase Payments.

A-1

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$106.953	$106.170	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.390
Accumulation unit value at end of period	$134.343	$106.953	$106.170	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$58.343	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791
Accumulation unit value at end of period	$74.909	$58.343	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$94.465	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567
Accumulation unit value at end of period	$120.432	$94.465	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.697	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286
Accumulation unit value at end of period	$16.735	$13.697	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.933	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125
Accumulation unit value at end of period	$22.456	$17.933	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	10	10	10	10	9	9	8
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$27.672	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654
Accumulation unit value at end of period	$32.692	$27.672	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$49.887	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.380
Accumulation unit value at end of period	$66.070	$49.887	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.595	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981
Accumulation unit value at end of period	$10.463	$9.595	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$48.682	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009
Accumulation unit value at end of period	$65.807	$48.682	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.715	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012
Accumulation unit value at end of period	$30.460	$23.715	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.633	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347
Accumulation unit value at end of period	$15.164	$12.633	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.203	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114
Accumulation unit value at end of period	$4.198	$3.203	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	3

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.840	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227	$2.036

Accumulation unit value at end of period	$3.814	$2.840	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.941	$12.022	$10.465	$9.939	$10.231	$9.996	$8.695	$7.808	$8.036	$7.329
Accumulation unit value at end of period	$12.960	$10.941	$12.022	$10.465	$9.939	$10.231	$9.996	$8.695	$7.808	$8.036
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.946	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694
Accumulation unit value at end of period	$3.090	$2.946	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.519	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812
Accumulation unit value at end of period	$2.527	$2.519	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772
Number of accumulation units outstanding at end of period (000’s omitted)	8	9	9	11	11	12	13	14	14	16

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.674	$13.191	$12.447	$11.188	$11.877	$11.874	$11.163	$9.855	$9.628	$8.568
Accumulation unit value at end of period	$14.453	$12.674	$13.191	$12.447	$11.188	$11.877	$11.874	$11.163	$9.855	$9.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.407	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584
Accumulation unit value at end of period	$4.111	$3.407	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.918	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233
Accumulation unit value at end of period	$4.692	$3.918	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709
Number of accumulation units outstanding at end of period (000’s omitted)	0	25	25	39	39	38	37	36	35	35
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$40.319	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847
Accumulation unit value at end of period	$46.996	$40.319	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$77.347	$83.82	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302
Accumulation unit value at end of period	$100.318	$77.347	$83.82	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$62.230	$68.847	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059	$31.769
Accumulation unit value at end of period	$78.175	$62.230	$68.847	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$115.819	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775
Accumulation unit value at end of period	$153.338	$115.819	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$321.733	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023
Accumulation unit value at end of period	$416.56	$321.733	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.772	$32.880	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877	$18.917
Accumulation unit value at end of period	$35.271	$28.772	$32.880	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	7	7	6	6	6	6	7
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.926	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294
Accumulation unit value at end of period	$26.491	$21.926	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	6	6	6	5	5	5	6
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.347	$30.298	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491

Accumulation unit value at end of period	$36.11	$28.347	$30.298	$25.495	$22.288	$23.467	$21.897		$17.129		$15.522		$14.855
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	2	2	2	2		1		1		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$32.930	$38.349	$35.158	$27.396	$30.010	$30.272	$22.542		$19.318		$20.363		$16.111
Accumulation unit value at end of period	$41.012	$32.930	$38.349	$35.158	$27.396	$30.010	$30.272		$22.542		$19.318		$20.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.929	$18.587	$18.033	$16.949	$17.886	$17.814	$17.492		$15.739		$15.566		$14.238
Accumulation unit value at end of period	$19.096	$17.929	$18.587	$18.033	$16.949	$17.886	$17.814		$17.492		$15.739		$15.566
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.362	$12.500	$12.513	$12.611	$12.733	$12.495	$12.966		$12.911		$12.394		$11.942
Accumulation unit value at end of period	$12.823	$12.362	$12.500	$12.513	$12.611	$12.733	$12.495		$12.966		$12.911		$12.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.311	$34.111	$24.645	$21.289	$26.864	$29.749	$30.462		$27.310		$32.926		$28.408
Accumulation unit value at end of period	$35.356	$28.311	$34.111	$24.645	$21.289	$26.864	$29.749		$30.462		$27.310		$32.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.306	$25.143	$20.162	$20.963	$20.594	$18.147	$15.872		$13.866		$14.284		$12.124
Accumulation unit value at end of period	$31.207	$23.306	$25.143	$20.162	$20.963	$20.594	$18.147		$15.872		$13.866		$14.284
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0		0		0		2
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$26.356	$28.540	$22.539	$22.399	$21.368	$20.543	$15.366	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$36.114	$26.356	$28.540	$22.539	$22.399	$21.368	$20.543		$15.366	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$16.119	$17.131	$16.390	$15.646	$16.279	$16.113	$16.407		$14.711		$14.828		$13.107
Accumulation unit value at end of period	$17.573	$16.119	$17.131	$16.390	$15.646	$16.279	$16.113		$16.407		$14.711		$14.828
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$32.431	$37.993	$28.273	$28.727	$28.111	$27.944	$22.324		$18.725		$20.767		$18.209
Accumulation unit value at end of period	$42.023	$32.431	$37.993	$28.273	$28.727	$28.111	$27.944		$22.324		$18.725		$20.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.381	$28.019	$24.370	$22.213	$21.856	$20.084	$15.502		$13.487		$13.725		$12.022
Accumulation unit value at end of period	$32.958	$25.381	$28.019	$24.370	$22.213	$21.856	$20.084		$15.502		$13.487		$13.725
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0		0		0		2

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$34.638	$39.283	$34.985	$30.161	$32.584	$29.605	$21.358		$18.415		$19.137		$15.777
Accumulation unit value at end of period	$43.066	$34.638	$39.283	$34.985	$30.161	$32.584	$29.605		$21.358		$18.415		$19.137
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.823	$12.979	$12.127	$10.715	$10.650	$9.576	$7.414		$6.335	$	N/A	$	N/A
Accumulation unit value at end of period	$14.579	$11.823	$12.979	$12.127	$10.715	$10.650	$9.576		$7.414		$6.335	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$28.281	$28.437	$24.906	$28.537	$28.063	$23.790	$17.173		$14.411		$14.064		$13.550
Accumulation unit value at end of period	$36.939	$28.281	$28.437	$24.906	$28.537	$28.063	$23.790		$17.173		$14.411		$14.064
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$28.494	$30.804	$27.643	$27.482	$28.299	$25.047	$24.739		$19.590		$21.257		$18.351
Accumulation unit value at end of period	$34.547	$28.494	$30.804	$27.643	$27.482	$28.299	$25.047		$24.739		$19.590		$21.257
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$29.202	$33.291	$30.547	$28.015	$29.046	$24.440	$22.386		$21.921		$19.097		$18.226
Accumulation unit value at end of period	$34.134	$29.202	$33.291	$30.547	$28.015	$29.046	$24.44		$22.386		$21.921		$19.097
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$70.739	$71.285	$61.061	$59.218	$59.707	$55.823	$47.133		$42.085		$42.006		$39.318

Accumulation unit value at end of period	$85.479	$70.739	$71.285	$61.061	$59.218		$59.707		$55.823		$47.133		$42.085		$42.006
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	7	7		7		7		7		5		3
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$90.332	$92.031	$73.270	$66.152	$64.512		$58.163		$44.574		$38.555		$39.677		$31.984
Accumulation unit value at end of period	$120.637	$90.332	$92.031	$73.270	$66.152		$64.512		$58.163		$44.574		$38.555		$39.677
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$47.866	$52.145	$41.643	$41.391	$42.974		$40.576		$32.053		$27.080		$31.849		$27.894
Accumulation unit value at end of period	$60.886	$47.866	$52.145	$41.643	$41.391		$42.974		$40.576		$32.053		$27.080		$31.849
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$31.279	$36.824	$32.875	$28.081	$29.580		$27.674		$22.315		$20.434		$21.367		$18.790
Accumulation unit value at end of period	$40.096	$31.279	$36.824	$32.875	$28.081		$29.580		$27.674		$22.315		$20.434		$21.367
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$50.141	$52.218	$41.423	$41.813	$40.267		$36.153		$28.140		$24.074		$25.789		$22.846
Accumulation unit value at end of period	$66.980	$50.141	$52.218	$41.423	$41.813		$40.267		$36.153		$28.140		$24.074		$25.789
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$26.027	$29.952	$26.709	$23.623	$24.620		$21.698		$16.638		$14.023		$13.925		$11.443
Accumulation unit value at end of period	$32.521	$26.027	$29.952	$26.709	$23.623		$24.620		$21.698		$16.638		$14.023		$13.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.909	$40.216	$35.406	$29.878	$32.002		$29.623		$21.120		$17.896		$19.065		$15.214
Accumulation unit value at end of period	$42.867	$34.909	$40.216	$35.406	$29.878		$32.002		$29.623		$21.120		$17.896		$19.065
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$26.332	$28.471	$23.610	$21.590	$21.716		$19.342		$14.405		$12.422		$12.842		$11.471
Accumulation unit value at end of period	$34.198	$26.332	$28.471	$23.610	$21.590		$21.716		$19.342		$14.405		$12.422		$12.842
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.581	$12.929	$10.625	$10.192	$10.931	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.860	$11.581	$12.929	$10.625	$10.192	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.885	$30.268	$21.418	$19.184	$23.049		$23.124		$24.822		$21.103		$26.125		$21.970
Accumulation unit value at end of period	$32.407	$24.885	$30.268	$21.418	$19.184		$23.049		$23.124		$24.822		$21.103		$26.125
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$106.953	$106.17	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.39
Accumulation unit value at end of period	$134.343	$106.953	$106.170	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$58.343	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791
Accumulation unit value at end of period	$74.909	$58.343	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$94.465	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567
Accumulation unit value at end of period	$120.432	$94.465	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.697	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286
Accumulation unit value at end of period	$16.735	$13.697	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.933	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125
Accumulation unit value at end of period	$22.456	$17.933	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$27.672	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654
Accumulation unit value at end of period	$32.692	$27.672	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$49.887	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.38
Accumulation unit value at end of period	$66.070	$49.887	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.595	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981
Accumulation unit value at end of period	$10.463	$9.595	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$48.682	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009
Accumulation unit value at end of period	$65.807	$48.682	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.715	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012
Accumulation unit value at end of period	$30.460	$23.715	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.633	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347
Accumulation unit value at end of period	$15.164	$12.633	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.203	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114
Accumulation unit value at end of period	$4.198	$3.203	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.840	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.93	$2.227	$2.036

Accumulation unit value at end of period	$3.814	$2.840	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.194	$11.201	$9.751	$9.261	$9.532	$9.314	$8.695	$7.808	$8.036	$7.329
Accumulation unit value at end of period	$12.075	$10.194	$11.201	$9.751	$9.261	$9.532	$9.314	$8.102	$7.808	$8.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.946	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694
Accumulation unit value at end of period	$3.090	$2.946	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.519	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812
Accumulation unit value at end of period	$2.527	$2.519	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.347	$12.850	$12.125	$10.899	$11.570	$11.567	$11.163	$9.855	$9.628	$8.568
Accumulation unit value at end of period	$14.080	$12.347	$12.850	$12.125	$10.899	$11.570	$11.567	$11.163	$9.855	$9.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.407	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584
Accumulation unit value at end of period	$4.111	$3.407	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.918	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233
Accumulation unit value at end of period	$4.692	$3.918	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$40.319	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847
Accumulation unit value at end of period	$46.996	$40.319	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$77.347	$83.82	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302
Accumulation unit value at end of period	$100.318	$77.347	$83.820	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$62.23	$68.847	$61.865	$53.178	$56.176	$52.42	$41.499	$35.89	$36.059	$31.769
Accumulation unit value at end of period	$78.175	$62.230	$68.847	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$115.819	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775
Accumulation unit value at end of period	$153.338	$115.819	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$321.733	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023
Accumulation unit value at end of period	$416.560	$321.733	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.772	$32.88	$30.714	$27.776	$29.247	$28.068	$22.313	$19.97	$20.877	$18.917
Accumulation unit value at end of period	$35.271	$28.772	$32.880	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.926	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294
Accumulation unit value at end of period	$26.491	$21.926	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.347	$30.298	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491
Accumulation unit value at end of period	$36.110	$28.347	$30.298	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855

Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$32.930	$38.349	$35.158	$27.396	$30.010	$30.272	$22.542		$19.318		$20.363		$16.111
Accumulation unit value at end of period	$41.012	$32.930	$38.349	$35.158	$27.396	$30.010	$30.272		$22.542		$19.318		$20.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.929	$18.587	$18.033	$16.949	$17.886	$17.814	$17.492		$15.739		$15.566		$14.238
Accumulation unit value at end of period	$19.096	$17.929	$18.587	$18.033	$16.949	$17.886	$17.814		$17.492		$15.739		$15.566
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.362	$12.5	$12.513	$12.611	$12.733	$12.495	$12.966		$12.911		$12.394		$11.942
Accumulation unit value at end of period	$12.823	$12.362	$12.500	$12.513	$12.611	$12.733	$12.495		$12.966		$12.911		$12.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.311	$34.111	$24.645	$21.289	$26.864	$29.749	$30.462		$27.31		$32.926		$28.408
Accumulation unit value at end of period	$35.356	$28.311	$34.111	$24.645	$21.289	$26.864	$29.749		$30.462		$27.310		$32.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.306	$25.143	$20.162	$20.963	$20.594	$18.147	$15.872		$13.866		$14.284		$12.124
Accumulation unit value at end of period	$31.207	$23.306	$25.143	$20.162	$20.963	$20.594	$18.147		$15.872		$13.866		$14.284
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$26.356	$28.540	$22.539	$22.399	$21.368	$20.543	$15.366	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$36.114	$26.356	$28.540	$22.539	$22.399	$21.368	$20.543		$15.366	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$32.431	$37.993	$28.273	$28.727	$28.111	$27.944	$22.324		$18.725		$20.767		$18.209
Accumulation unit value at end of period	$42.023	$32.431	$37.993	$28.273	$28.727	$28.111	$27.944		$22.324		$18.725		$20.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$16.119	$17.131	$16.39	$15.646	$16.279	$16.113	$16.407		$14.711		$14.828		$13.107
Accumulation unit value at end of period	$17.573	$16.119	$17.131	$16.390	$15.646	$16.279	$16.113		$16.407		$14.711		$14.828
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.381	$28.019	$24.37	$22.213	$21.856	$20.084	$15.502		$13.487		$13.725		$12.022
Accumulation unit value at end of period	$32.958	$25.381	$28.019	$24.370	$22.213	$21.856	$20.084		$15.502		$13.487		$13.725
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$34.638	$39.283	$34.985	$30.161	$32.584	$29.605	$21.358		$18.415		$19.137		$15.777
Accumulation unit value at end of period	$43.066	$34.638	$39.283	$34.985	$30.161	$32.584	$29.605		$21.358		$18.415		$19.137
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.823	$12.979	$12.127	$10.715	$10.650	$9.576	$7.414		$6.335	$	N/A	$	N/A
Accumulation unit value at end of period	$14.579	$11.823	$12.979	$12.127	$10.715	$10.650	$9.576		$7.414		$6.335	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$28.281	$28.437	$24.906	$28.537	$28.063	$23.79	$17.173		$14.411		$14.064		$13.55
Accumulation unit value at end of period	$36.939	$28.281	$28.437	$24.906	$28.537	$28.063	$23.790		$17.173		$14.411		$14.064
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$28.494	$30.804	$27.643	$27.482	$28.299	$25.047	$24.739		$19.59		$21.257		$18.351
Accumulation unit value at end of period	$34.547	$28.494	$30.804	$27.643	$27.482	$28.299	$25.047		$24.739		$19.590		$21.257
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$29.202	$33.291	$30.547	$28.015	$29.046	$24.44	$22.386		$21.921		$19.097		$18.226
Accumulation unit value at end of period	$34.134	$29.202	$33.291	$30.547	$28.015	$29.046	$24.440		$22.386		$21.921		$19.097
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$26.027	$29.952	$26.709	$23.623	$24.620	$21.698	$16.638		$14.023		$13.925		$11.443
Accumulation unit value at end of period	$32.521	$26.027	$29.952	$26.709	$23.623	$24.620	$21.698		$16.638		$14.023		$13.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.909	$40.216	$35.406	$29.878	$32.002		$29.623		$21.120		$17.896		$19.065		$15.214
Accumulation unit value at end of period	$42.867	$34.909	$40.216	$35.406	$29.878		$32.002		$29.623		$21.120		$17.896		$19.065
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$26.332	$28.471	$23.610	$21.590	$21.716		$19.342		$14.405		$12.422		$12.842		$11.471
Accumulation unit value at end of period	$34.198	$26.332	$28.471	$23.610	$21.590		$21.716		$19.342		$14.405		$12.422		$12.842
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$70.739	$71.285	$61.061	$59.218	$59.707		$55.823		$47.133		$42.085		$42.006		$39.318
Accumulation unit value at end of period	$85.479	$70.739	$71.285	$61.061	$59.218		$59.707		$55.823		$47.133		$42.085		$42.006
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$90.332	$92.031	$73.27	$66.152	$64.512		$58.163		$44.574		$38.555		$39.677		$31.984
Accumulation unit value at end of period	$120.637	$90.332	$92.031	$73.270	$66.152		$64.512		$58.163		$44.574		$38.555		$39.677
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$47.866	$52.145	$41.643	$41.391	$42.974		$40.576		$32.053		$27.08		$31.849		$27.894
Accumulation unit value at end of period	$60.886	$47.866	$52.145	$41.643	$41.391		$42.974		$40.576		$32.053		$27.080		$31.849
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$31.279	$36.824	$32.875	$28.081	$29.580		$27.674		$22.315		$20.434		$21.367		$18.790
Accumulation unit value at end of period	$40.096	$31.279	$36.824	$32.875	$28.081		$29.580		$27.674		$22.315		$20.434		$21.367
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$50.141	$52.218	$41.423	$41.813	$40.267		$36.153		$28.14		$24.074		$25.789		$22.846
Accumulation unit value at end of period	$66.980	$50.141	$52.218	$41.423	$41.813		$40.267		$36.153		$28.140		$24.074		$25.789
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.581	$12.929	$10.625	$10.192	$10.931	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.860	$11.581	$12.929	$10.625	$10.192	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.885	$30.268	$21.418	$19.184	$23.049		$23.124		$24.822		$21.103		$26.125		$21.97
Accumulation unit value at end of period	$32.407	$24.885	$30.268	$21.418	$19.184		$23.049		$23.124		$24.822		$21.103		$26.125
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$104.259	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790
Accumulation unit value at end of period	$130.766	$104.259	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$56.873	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429
Accumulation unit value at end of period	$72.914	$56.873	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$92.085	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038
Accumulation unit value at end of period	$117.224	$92.085	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.352	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210
Accumulation unit value at end of period	$16.289	$13.352	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.481	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014
Accumulation unit value at end of period	$21.858	$17.481	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$27.038	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530
Accumulation unit value at end of period	$31.896	$27.038	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$48.630	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084
Accumulation unit value at end of period	$64.310	$48.630	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.353	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884
Accumulation unit value at end of period	$10.184	$9.353	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$47.456	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766
Accumulation unit value at end of period	$64.055	$47.456	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.241	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943
Accumulation unit value at end of period	$29.806	$23.241	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.315	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185
Accumulation unit value at end of period	$47.760	$12.315	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.123	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089
Accumulation unit value at end of period	$4.086	$3.123	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.768	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012
Accumulation unit value at end of period	$3.713	$2.768	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.666	$11.737	$10.232	$9.732	$10.032	$9.817	$8.552	$7.691	$7.926	$7.240
Accumulation unit value at end of period	$12.615	$10.666	$11.737	$10.232	$9.732	$10.032	$9.817	$8.552	$7.691	$7.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.871	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661
Accumulation unit value at end of period	$3.008	$2.871	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.455	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777
Accumulation unit value at end of period	$2.459	$2.455	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.355	$12.877	$12.169	$10.954	$11.646	$11.661	$10.979	$9.707	$9.497	$8.464
Accumulation unit value at end of period	$14.068	$12.355	$12.877	$12.169	$10.954	$11.646	$11.661	$10.979	$9.707	$9.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.322	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565
Accumulation unit value at end of period	$4.002	$3.322	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.819	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206
Accumulation unit value at end of period	$4.567	$3.819	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$39.304	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521
Accumulation unit value at end of period	$45.744	$39.304	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$75.399	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862
Accumulation unit value at end of period	$97.647	$75.399	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.662	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383
Accumulation unit value at end of period	$76.093	$60.662	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$112.902	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268
Accumulation unit value at end of period	$149.255	$112.902	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$313.629	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372
Accumulation unit value at end of period	$405.467	$313.629	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.113	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731
Accumulation unit value at end of period	$34.413	$28.113	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.424	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163
Accumulation unit value at end of period	$25.846	$21.424	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.698	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369
Accumulation unit value at end of period	$35.232	$27.698	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$32.176	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953
Accumulation unit value at end of period	$40.014	$32.176	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.518	$18.188	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098

Accumulation unit value at end of period	$18.631	$17.518	$18.188	$17.673	$16.634	$17.581	$17.535		$17.244		$15.539		$15.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.079	$12.232	$12.263	$12.377	$12.515	$12.299	$12.782		$12.747		$12.254		$11.825
Accumulation unit value at end of period	$12.511	$12.079	$12.232	$12.263	$12.377	$12.515	$12.299		$12.782		$12.747		$12.254
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.662	$33.380	$24.152	$20.894	$26.404	$29.284	$30.029		$26.962		$32.555		$28.129
Accumulation unit value at end of period	$34.495	$27.662	$33.380	$24.152	$20.894	$26.404	$29.284		$30.029		$26.962		$32.555
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.772	$24.604	$19.759	$20.574	$20.242	$17.863	$14.022		$12.519		$12.896		$12.005
Accumulation unit value at end of period	$30.448	$22.772	$24.604	$19.759	$20.574	$20.242	$17.863		$14.022		$12.519		$12.896
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.753	$27.928	$22.088	$21.984	$20.221	$15.148	$13.249	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$35.235	$25.753	$27.928	$22.088	$21.984	$20.221	$15.148		$13.249	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.750	$16.764	$16.062	$15.356	$16.000	$15.861	$16.174		$14.524		$14.661		$12.978
Accumulation unit value at end of period	$17.146	$15.750	$16.764	$16.062	$15.356	$16.000	$15.861		$16.174		$14.524		$14.661
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.689	$37.178	$27.708	$28.194	$27.630	$27.507	$22.007		$18.487		$20.533		$18.030
Accumulation unit value at end of period	$41.000	$31.689	$37.178	$27.708	$28.194	$27.630	$27.507		$22.007		$18.487		$20.533
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.799	$27.419	$23.883	$21.801	$21.482	$19.770	$15.282		$13.315		$13.570		$11.904
Accumulation unit value at end of period	$32.156	$24.799	$27.419	$23.883	$21.801	$21.482	$19.770		$15.282		$13.315		$13.570
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.845	$38.441	$34.285	$29.601	$32.026	$29.142	$21.055		$18.180		$18.921		$15.622
Accumulation unit value at end of period	$42.018	$33.845	$38.441	$34.285	$29.601	$32.026	$29.142		$21.055		$18.180		$18.921
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.552	$12.700	$11.884	$10.516	$10.468	$9.426	$7.309		$6.255	$	N/A	$	N/A
Accumulation unit value at end of period	$14.224	$11.552	$12.700	$11.884	$10.516	$10.468	$9.426		$7.309		$6.255	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.634	$27.827	$24.408	$28.007	$27.583	$23.418	$16.929		$14.227		$13.905		$13.417
Accumulation unit value at end of period	$36.039	$27.634	$27.827	$24.408	$28.007	$27.583	$23.418		$16.929		$14.227		$13.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.842	$30.144	$27.090	$26.972	$27.815	$24.655	$24.388		$19.341		$21.017		$18.171
Accumulation unit value at end of period	$33.706	$27.842	$30.144	$27.090	$26.972	$27.815	$24.655		$24.388		$19.341		$21.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.534	$32.577	$29.936	$27.495	$28.549	$24.058	$22.069		$21.642		$18.882		$18.047
Accumulation unit value at end of period	$33.303	$28.534	$32.577	$29.936	$27.495	$28.549	$24.058		$22.069		$21.642		$18.882
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.455	$29.337	$26.199	$23.207	$24.221	$21.379	$16.418		$13.857		$13.781		$11.341
Accumulation unit value at end of period	$31.759	$25.455	$29.337	$26.199	$23.207	$24.221	$21.379		$16.418		$13.857		$13.781
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.030	$39.261	$34.616	$29.255	$31.380	$29.091	$20.771		$17.627		$18.806		$15.029
Accumulation unit value at end of period	$41.725	$34.030	$39.261	$34.616	$29.255	$31.380	$29.091		$20.771		$17.627		$18.806
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.753	$27.887	$23.160	$21.209	$21.364	$19.057	$14.214		$12.275		$12.709		$11.369
Accumulation unit value at end of period	$33.396	$25.753	$27.887	$23.160	$21.209	$21.364	$19.057		$14.214		$12.275		$12.709

Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$68.957	$69.593	$59.700	$57.983	$58.548		$54.820		$46.355		$41.452		$41.435		$38.840
Accumulation unit value at end of period	$83.203	$68.957	$69.593	$59.700	$57.983		$58.548		$54.820		$46.355		$41.452		$41.435
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$88.056	$89.846	$71.636	$64.772	$63.259		$57.119		$43.838		$37.975		$39.137		$31.595
Accumulation unit value at end of period	$117.425	$88.056	$89.846	$71.636	$64.772		$63.259		$57.119		$43.838		$37.975		$39.137
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$46.660	$50.907	$40.714	$40.527	$42.139		$39.847		$31.523		$26.673		$31.416		$27.555
Accumulation unit value at end of period	$59.264	$46.660	$50.907	$40.714	$40.527		$42.139		$39.847		$31.523		$26.673		$31.416
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.563	$36.035	$32.218	$27.560	$29.074		$27.241		$21.999		$20.174		$21.126		$18.606
Accumulation unit value at end of period	$39.120	$30.563	$36.035	$32.218	$27.560		$29.074		$27.241		$21.999		$20.174		$21.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.878	$50.978	$40.499	$40.941	$39.485		$35.503		$27.675		$23.712		$25.439		$22.569
Accumulation unit value at end of period	$65.197	$48.878	$50.978	$40.499	$40.941		$39.485		$35.503		$27.675		$23.712		$25.439
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.378	$12.721	$10.469	$10.057	$10.800	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.597	$11.378	$12.721	$10.469	$10.057	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.408	$29.732	$21.070	$18.900	$22.741		$22.849		$24.563		$20.915		$25.929		$21.838
Accumulation unit value at end of period	$31.739	$24.408	$29.732	$21.070	$18.900		$22.741		$22.849		$24.563		$20.915		$25.929
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$104.259	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790
Accumulation unit value at end of period	$130.766	$104.259	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$56.873	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429
Accumulation unit value at end of period	$72.914	$56.873	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$92.085	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038
Accumulation unit value at end of period	$117.224	$92.085	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.352	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210
Accumulation unit value at end of period	$16.289	$13.352	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.481	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014
Accumulation unit value at end of period	$21.858	$17.481	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$27.038	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530
Accumulation unit value at end of period	$31.896	$27.038	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$48.630	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084
Accumulation unit value at end of period	$64.310	$48.630	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.353	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884
Accumulation unit value at end of period	$10.184	$9.353	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$47.456	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766
Accumulation unit value at end of period	$64.055	$47.456	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.241	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943
Accumulation unit value at end of period	$29.806	$23.241	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.315	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185
Accumulation unit value at end of period	$47.760	$12.315	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.123	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089
Accumulation unit value at end of period	$4.086	$3.123	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.768	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012
Accumulation unit value at end of period	$3.713	$2.768	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.937	$10.935	$9.533	$9.067	$9.347	$9.147	$7.968	$7.166	$7.385	$6.746
Accumulation unit value at end of period	$11.753	$9.937	$10.935	$9.533	$9.067	$9.347	$9.147	$7.968	$7.166	$7.385
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.871	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661
Accumulation unit value at end of period	$3.008	$2.871	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.455	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777
Accumulation unit value at end of period	$2.459	$2.455	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.036	$12.545	$11.855	$10.671	$11.345	$11.360	$10.979	$9.707	$9.497	$8.464
Accumulation unit value at end of period	$13.705	$12.036	$12.545	$11.855	$10.671	$11.345	$11.360	$10.979	$9.707	$9.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.322	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565
Accumulation unit value at end of period	$4.002	$3.322	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.819	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206
Accumulation unit value at end of period	$4.567	$3.819	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$39.304	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521
Accumulation unit value at end of period	$45.744	$39.304	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$75.399	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862
Accumulation unit value at end of period	$97.647	$75.399	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.662	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383
Accumulation unit value at end of period	$76.093	$60.662	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$112.902	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268
Accumulation unit value at end of period	$149.255	$112.902	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$313.629	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372
Accumulation unit value at end of period	$405.467	$313.629	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$28.113	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731
Accumulation unit value at end of period	$34.413	$28.113	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.424	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163
Accumulation unit value at end of period	$25.846	$21.424	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.698	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369
Accumulation unit value at end of period	$35.232	$27.698	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$32.176	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953
Accumulation unit value at end of period	$40.014	$32.176	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.518	$18.188	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098
Accumulation unit value at end of period	$18.631	$17.518	$18.188	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$12.079	$12.232	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254	$11.825
Accumulation unit value at end of period	$12.511	$12.079	$12.232	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.662	$33.380	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555	$28.129
Accumulation unit value at end of period	$34.495	$27.662	$33.380	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.772	$24.604	$19.759	$20.574	$20.242	$17.863	$14.022		$12.519		$12.896		$12.005
Accumulation unit value at end of period	$30.448	$22.772	$24.604	$19.759	$20.574	$20.242	$17.863		$14.022		$12.519		$12.896
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.753	$27.928	$22.088	$21.984	$20.221	$15.148	$13.249	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$35.235	$25.753	$27.928	$22.088	$21.984	$20.221	$15.148		$13.249	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.689	$37.178	$27.708	$28.194	$27.630	$27.507	$22.007		$18.487		$20.533		$18.030
Accumulation unit value at end of period	$41.000	$31.689	$37.178	$27.708	$28.194	$27.630	$27.507		$22.007		$18.487		$20.533
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.750	$16.764	$16.062	$15.356	$16.000	$15.861	$16.174		$14.524		$14.661		$12.978
Accumulation unit value at end of period	$17.146	$15.750	$16.764	$16.062	$15.356	$16.000	$15.861		$16.174		$14.524		$14.661
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.799	$27.419	$23.883	$21.801	$21.482	$19.770	$15.282		$13.315		$13.570		$11.904
Accumulation unit value at end of period	$32.156	$24.799	$27.419	$23.883	$21.801	$21.482	$19.770		$15.282		$13.315		$13.570
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.845	$38.441	$34.285	$29.601	$32.026	$29.142	$21.055		$18.180		$18.921		$15.622
Accumulation unit value at end of period	$42.018	$33.845	$38.441	$34.285	$29.601	$32.026	$29.142		$21.055		$18.180		$18.921
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.552	$12.700	$11.884	$10.516	$10.468	$9.426	$7.309		$6.255	$	N/A	$	N/A
Accumulation unit value at end of period	$14.224	$11.552	$12.700	$11.884	$10.516	$10.468	$9.426		$7.309		$6.255	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.634	$27.827	$24.408	$28.007	$27.583	$23.418	$16.929		$14.227		$13.905		$13.417
Accumulation unit value at end of period	$36.039	$27.634	$27.827	$24.408	$28.007	$27.583	$23.418		$16.929		$14.227		$13.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.842	$30.144	$27.090	$26.972	$27.815	$24.655	$24.388		$19.341		$21.017		$18.171
Accumulation unit value at end of period	$33.706	$27.842	$30.144	$27.090	$26.972	$27.815	$24.655		$24.388		$19.341		$21.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.534	$32.577	$29.936	$27.495	$28.549	$24.058	$22.069		$21.642		$18.882		$18.047
Accumulation unit value at end of period	$33.303	$28.534	$32.577	$29.936	$27.495	$28.549	$24.058		$22.069		$21.642		$18.882
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.455	$29.337	$26.199	$23.207	$24.221	$21.379	$16.418		$13.857		$13.781		$11.341
Accumulation unit value at end of period	$31.759	$25.455	$29.337	$26.199	$23.207	$24.221	$21.379		$16.418		$13.857		$13.781
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.030	$39.261	$34.616	$29.255	$31.380	$29.091	$20.771		$17.627		$18.806		$15.029
Accumulation unit value at end of period	$41.725	$34.030	$39.261	$34.616	$29.255	$31.380	$29.091		$20.771		$17.627		$18.806
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.753	$27.887	$23.160	$21.209	$21.364		$19.057		$14.214		$12.275		$12.709		$11.369
Accumulation unit value at end of period	$33.396	$25.753	$27.887	$23.160	$21.209		$21.364		$19.057		$14.214		$12.275		$12.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$68.957	$69.593	$59.700	$57.983	$58.548		$54.820		$46.355		$41.452		$41.435		$38.840
Accumulation unit value at end of period	$83.203	$68.957	$69.593	$59.700	$57.983		$58.548		$54.820		$46.355		$41.452		$41.435
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$88.056	$89.846	$71.636	$64.772	$63.259		$57.119		$43.838		$37.975		$39.137		$31.595
Accumulation unit value at end of period	$117.425	$88.056	$89.846	$71.636	$64.772		$63.259		$57.119		$43.838		$37.975		$39.137
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$46.660	$50.907	$40.714	$40.527	$42.139		$39.847		$31.523		$26.673		$31.416		$27.555
Accumulation unit value at end of period	$59.264	$46.660	$50.907	$40.714	$40.527		$42.139		$39.847		$31.523		$26.673		$31.416
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.563	$36.035	$32.218	$27.560	$29.074		$27.241		$21.999		$20.174		$21.126		$18.606
Accumulation unit value at end of period	$39.120	$30.563	$36.035	$32.218	$27.560		$29.074		$27.241		$21.999		$20.174		$21.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.878	$50.978	$40.499	$40.941	$39.485		$35.503		$27.675		$23.712		$25.439		$22.569
Accumulation unit value at end of period	$65.197	$48.878	$50.978	$40.499	$40.941		$39.485		$35.503		$27.675		$23.712		$25.439
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.378	$12.721	$10.469	$10.057	$10.800	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.597	$11.378	$12.721	$10.469	$10.057	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.408	$29.732	$21.070	$18.900	$22.741		$22.849		$24.563		$20.915		$25.929		$21.838
Accumulation unit value at end of period	$31.739	$24.408	$29.732	$21.070	$18.900		$22.741		$22.849		$24.563		$20.915		$25.929
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$103.375	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592
Accumulation unit value at end of period	$129.594	$103.375	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$56.391	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309
Accumulation unit value at end of period	$72.260	$56.391	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$91.305	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863
Accumulation unit value at end of period	$116.174	$91.305	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.239	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185
Accumulation unit value at end of period	$16.144	$13.239	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.333	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977
Accumulation unit value at end of period	$21.662	$17.333	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.830	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489
Accumulation unit value at end of period	$31.635	$26.830	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$48.218	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986
Accumulation unit value at end of period	$63.734	$48.218	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.274	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852
Accumulation unit value at end of period	$10.093	$9.274	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$47.054	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685
Accumulation unit value at end of period	$63.481	$47.054	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.085	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920
Accumulation unit value at end of period	$29.591	$23.085	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.210	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132
Accumulation unit value at end of period	$14.628	$12.210	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.096	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080
Accumulation unit value at end of period	$4.050	$3.096	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.745	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003
Accumulation unit value at end of period	$3.679	$2.745	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.575	$11.643	$10.155	$9.664	$9.967	$9.758	$8.504	$7.652	$7.890	$7.211
Accumulation unit value at end of period	$12.501	$10.575	$11.643	$10.155	$9.664	$9.967	$9.758	$8.504	$7.652	$7.890
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1	1

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.847	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651
Accumulation unit value at end of period	$2.981	$2.847	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.434	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766
Accumulation unit value at end of period	$2.437	$2.434	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.250	$12.775	$12.078	$10.878	$11.570	$11.591	$10.918	$9.658	$9.454	$8.430
Accumulation unit value at end of period	$13.942	$12.250	$12.775	$12.078	$10.878	$11.570	$11.591	$10.918	$9.658	$9.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.293	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558
Accumulation unit value at end of period	$3.966	$3.293	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1	1

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.786	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197
Accumulation unit value at end of period	$4.526	$3.786	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1	1
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.971	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413
Accumulation unit value at end of period	$45.334	$38.971	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$74.760	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716
Accumulation unit value at end of period	$96.772	$74.760	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1	1
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.148	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256
Accumulation unit value at end of period	$75.411	$60.148	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$111.945	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101
Accumulation unit value at end of period	$147.917	$111.945	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$310.972	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826
Accumulation unit value at end of period	$401.834	$310.972	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.897	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670
Accumulation unit value at end of period	$34.131	$27.897	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.259	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120
Accumulation unit value at end of period	$25.635	$21.259	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.485	$29.435	$24.817	$21.738	$22.934	$21.442	$16.806		$15.259		$14.632		$12.328
Accumulation unit value at end of period	$34.943	$27.485	$29.435	$24.817	$21.738	$22.934	$21.442		$16.806		$15.259		$14.632
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0		0		2		2
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.929	$37.256	$34.223	$26.720	$29.328	$29.642	$22.117		$18.990		$20.057		$15.901
Accumulation unit value at end of period	$39.686	$31.929	$37.256	$34.223	$26.720	$29.328	$29.642		$22.117		$18.990		$20.057
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.383	$18.057	$17.554	$16.531	$17.480	$17.443	$17.162		$15.473		$15.333		$14.052
Accumulation unit value at end of period	$18.479	$17.383	$18.057	$17.554	$16.531	$17.480	$17.443		$17.162		$15.473		$15.333
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.986	$12.144	$12.181	$12.300	$12.443	$12.235	$12.721		$12.692		$12.208		$11.786
Accumulation unit value at end of period	$12.408	$11.986	$12.144	$12.181	$12.300	$12.443	$12.235		$12.721		$12.692		$12.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.449	$33.140	$23.990	$20.763	$26.253	$29.130	$29.887		$26.847		$32.432		$28.037
Accumulation unit value at end of period	$34.213	$27.449	$33.140	$23.990	$20.763	$26.253	$29.130		$29.887		$26.847		$32.432
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.597	$24.426	$19.626	$20.446	$20.126	$17.770	$13.956		$12.465		$12.847		$11.965
Accumulation unit value at end of period	$30.198	$22.597	$24.426	$19.626	$20.446	$20.126	$17.770		$13.956		$12.465		$12.847
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0		0		2		2
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.555	$27.727	$21.940	$21.847	$20.115	$15.076	$13.193	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.946	$25.555	$27.727	$21.940	$21.847	$20.115	$15.076		$13.193	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.445	$36.910	$27.522	$28.018	$27.472	$27.363	$21.902		$18.408		$20.455		$17.971
Accumulation unit value at end of period	$40.664	$31.445	$36.910	$27.522	$28.018	$27.472	$27.363		$21.902		$18.408		$20.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.628	$16.643	$15.954	$15.260	$15.909	$15.778	$16.097		$14.462		$14.605		$12.935
Accumulation unit value at end of period	$17.005	$15.628	$16.643	$15.954	$15.260	$15.909	$15.778		$16.097		$14.462		$14.605
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.609	$27.221	$23.723	$21.665	$21.359	$19.666	$15.209		$13.258		$13.519		$11.864
Accumulation unit value at end of period	$31.893	$24.609	$27.221	$23.723	$21.665	$21.359	$19.666		$15.209		$13.258		$13.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.585	$38.164	$34.055	$29.417	$31.843	$28.989	$20.955		$18.103		$18.850		$15.571
Accumulation unit value at end of period	$41.674	$33.585	$38.164	$34.055	$29.417	$31.843	$28.989		$20.955		$18.103		$18.850
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.463	$12.609	$11.804	$10.450	$10.408	$9.377	$7.274		$6.228	$	N/A	$	N/A
Accumulation unit value at end of period	$14.107	$11.463	$12.609	$11.804	$10.450	$10.408	$9.377		$7.274		$6.228	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.421	$27.626	$24.244	$27.833	$27.425	$23.295	$16.849		$14.167		$13.853		$13.373
Accumulation unit value at end of period	$35.744	$27.421	$27.626	$24.244	$27.833	$27.425	$23.295		$16.849		$14.167		$13.853
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.627	$29.927	$26.908	$26.804	$27.656	$24.526	$24.272		$19.258		$20.938		$18.111
Accumulation unit value at end of period	$33.430	$27.627	$29.927	$26.908	$26.804	$27.656	$24.526		$24.272		$19.258		$20.938
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.314	$32.342	$29.735	$27.324	$28.386	$23.931	$21.964		$21.550		$18.811		$17.988
Accumulation unit value at end of period	$33.031	$28.314	$32.342	$29.735	$27.324	$28.386	$23.931		$21.964		$21.550		$18.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.267	$29.135	$26.031	$23.069	$24.090		$21.273		$16.345		$13.802		$13.733		$11.307
Accumulation unit value at end of period	$31.509	$25.267	$29.135	$26.031	$23.069		$24.090		$21.273		$16.345		$13.802		$13.733
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.741	$38.948	$34.357	$29.050	$31.176		$28.916		$20.656		$17.538		$18.720		$14.968
Accumulation unit value at end of period	$41.352	$33.741	$38.948	$34.357	$29.050		$31.176		$28.916		$20.656		$17.538		$18.720
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.563	$27.694	$23.011	$21.084	$21.248		$18.963		$14.150		$12.227		$12.665		$11.335
Accumulation unit value at end of period	$33.133	$25.563	$27.694	$23.011	$21.084		$21.248		$18.963		$14.150		$12.227		$12.665
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$68.373	$69.037	$59.252	$57.577	$58.167		$54.490		$46.098		$41.243		$41.246		$38.683
Accumulation unit value at end of period	$82.457	$68.373	$69.037	$59.252	$57.577		$58.167		$54.490		$46.098		$41.243		$41.246
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1		1		1		1		1		1
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$87.310	$89.129	$71.100	$64.318	$62.847		$56.774		$43.595		$37.783		$38.959		$31.467
Accumulation unit value at end of period	$116.373	$87.310	$89.129	$71.100	$64.318		$62.847		$56.774		$43.595		$37.783		$38.959
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1		1		1		1		1		1
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$46.265	$50.500	$40.409	$40.243	$41.865		$39.607		$31.349		$26.538		$31.273		$27.443
Accumulation unit value at end of period	$58.733	$46.265	$50.500	$40.409	$40.243		$41.865		$39.607		$31.349		$26.538		$31.273
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1		1		1		1		1		1
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.327	$35.775	$32.001	$27.389	$28.908		$27.098		$21.894		$20.088		$21.047		$18.545
Accumulation unit value at end of period	$38.800	$30.327	$35.775	$32.001	$27.389		$28.908		$27.098		$21.894		$20.088		$21.047
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.464	$50.571	$40.196	$40.654	$39.228		$35.289		$27.522		$23.592		$25.323		$22.477
Accumulation unit value at end of period	$64.612	$48.464	$50.571	$40.196	$40.654		$39.228		$35.289		$27.522		$23.592		$25.323
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		0		0		0
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.311	$12.652	$10.418	$10.013	$10.757	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.51	$11.311	$12.652	$10.418	$10.013	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.251	$29.556	$20.956	$18.807	$22.640		$22.758		$24.478		$20.852		$25.864		$21.794
Accumulation unit value at end of period	$31.520	$24.251	$29.556	$20.956	$18.807		$22.640		$22.758		$24.478		$20.852		$25.864
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$103.375	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592
Accumulation unit value at end of period	$129.594	$103.375	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$56.391	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309
Accumulation unit value at end of period	$72.260	$56.391	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$91.305	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863
Accumulation unit value at end of period	$116.174	$91.305	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.239	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185
Accumulation unit value at end of period	$16.144	$13.239	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.333	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977
Accumulation unit value at end of period	$21.662	$17.333	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.830	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489
Accumulation unit value at end of period	$31.635	$26.830	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$48.218	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986
Accumulation unit value at end of period	$63.734	$48.218	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.274	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852
Accumulation unit value at end of period	$10.093	$9.274	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$47.054	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685
Accumulation unit value at end of period	$63.481	$47.054	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$23.085	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920
Accumulation unit value at end of period	$29.591	$23.085	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.210	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132
Accumulation unit value at end of period	$14.628	$12.210	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.096	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080
Accumulation unit value at end of period	$4.050	$3.096	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.745	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003
Accumulation unit value at end of period	$3.679	$2.745	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.853	$10.848	$9.462	$9.004	$9.286	$9.091	$8.504	$7.652	$7.890	$7.211
Accumulation unit value at end of period	$11.648	$9.853	$10.848	$9.462	$9.004	$9.286	$9.091	$8.504	$7.652	$7.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.847	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651
Accumulation unit value at end of period	$2.981	$2.847	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.434	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766
Accumulation unit value at end of period	$2.437	$2.434	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.934	$12.445	$11.766	$10.596	$11.271	$11.291	$10.918	$9.658	$9.454	$8.430
Accumulation unit value at end of period	$13.582	$11.934	$12.445	$11.766	$10.596	$11.271	$11.291	$10.918	$9.658	$9.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.293	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558
Accumulation unit value at end of period	$3.966	$3.293	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.786	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197
Accumulation unit value at end of period	$4.526	$3.786	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.971	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413
Accumulation unit value at end of period	$45.334	$38.971	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$74.760	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716
Accumulation unit value at end of period	$96.772	$74.760	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.148	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256
Accumulation unit value at end of period	$75.411	$60.148	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$111.945	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101
Accumulation unit value at end of period	$147.917	$111.945	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$310.972	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826
Accumulation unit value at end of period	$401.834	$310.972	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.897	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670
Accumulation unit value at end of period	$34.131	$27.897	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.259	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120
Accumulation unit value at end of period	$25.635	$21.259	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.485	$29.435	$24.817	$21.738	$22.934	$21.442	$16.806	$15.259	$14.632	$12.328

Accumulation unit value at end of period	$34.943	$27.485	$29.435	$24.817	$21.738	$22.934	$21.442		$16.806		$15.259		$14.632
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.929	$37.256	$34.223	$26.720	$29.328	$29.642	$22.117		$18.990		$20.057		$15.901
Accumulation unit value at end of period	$39.686	$31.929	$37.256	$34.223	$26.720	$29.328	$29.642		$22.117		$18.990		$20.057
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.383	$18.057	$17.554	$16.531	$17.480	$17.443	$17.162		$15.473		$15.333		$14.052
Accumulation unit value at end of period	$18.479	$17.383	$18.057	$17.554	$16.531	$17.480	$17.443		$17.162		$15.473		$15.333
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.986	$12.144	$12.181	$12.300	$12.443	$12.235	$12.721		$12.692		$12.208		$11.786
Accumulation unit value at end of period	$12.408	$11.986	$12.144	$12.181	$12.300	$12.443	$12.235		$12.721		$12.692		$12.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.449	$33.140	$23.990	$20.763	$26.253	$29.130	$29.887		$26.847		$32.432		$28.037
Accumulation unit value at end of period	$34.213	$27.449	$33.140	$23.990	$20.763	$26.253	$29.130		$29.887		$26.847		$32.432
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.597	$24.426	$19.626	$20.446	$20.126	$17.770	$13.956		$12.465		$12.847		$11.965
Accumulation unit value at end of period	$30.198	$22.597	$24.426	$19.626	$20.446	$20.126	$17.770		$13.956		$12.465		$12.847
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.555	$27.727	$21.940	$21.847	$20.115	$15.076	$13.193	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.946	$25.555	$27.727	$21.940	$21.847	$20.115	$15.076		$13.193	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.445	$36.910	$27.522	$28.018	$27.472	$27.363	$21.902		$18.408		$20.455		$17.971
Accumulation unit value at end of period	$40.664	$31.445	$36.910	$27.522	$28.018	$27.472	$27.363		$21.902		$18.408		$20.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.628	$16.643	$15.954	$15.260	$15.909	$15.778	$16.097		$14.462		$14.605		$12.935
Accumulation unit value at end of period	$17.005	$15.628	$16.643	$15.954	$15.260	$15.909	$15.778		$16.097		$14.462		$14.605
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.609	$27.221	$23.723	$21.665	$21.359	$19.666	$15.209		$13.258		$13.519		$11.864
Accumulation unit value at end of period	$31.893	$24.609	$27.221	$23.723	$21.665	$21.359	$19.666		$15.209		$13.258		$13.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.585	$38.164	$34.055	$29.417	$31.843	$28.989	$20.955		$18.103		$18.850		$15.571
Accumulation unit value at end of period	$41.674	$33.585	$38.164	$34.055	$29.417	$31.843	$28.989		$20.955		$18.103		$18.850
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.463	$12.609	$11.804	$10.450	$10.408	$9.377	$7.274		$6.228	$	N/A	$	N/A
Accumulation unit value at end of period	$14.107	$11.463	$12.609	$11.804	$10.450	$10.408	$9.377		$7.274		$6.228	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.421	$27.626	$24.244	$27.833	$27.425	$23.295	$16.849		$14.167		$13.853		$13.373
Accumulation unit value at end of period	$35.744	$27.421	$27.626	$24.244	$27.833	$27.425	$23.295		$16.849		$14.167		$13.853
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.627	$29.927	$26.908	$26.804	$27.656	$24.526	$24.272		$19.258		$20.938		$18.111
Accumulation unit value at end of period	$33.430	$27.627	$29.927	$26.908	$26.804	$27.656	$24.526		$24.272		$19.258		$20.938
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.314	$32.342	$29.735	$27.324	$28.386	$23.931	$21.964		$21.550		$18.811		$17.988
Accumulation unit value at end of period	$33.031	$28.314	$32.342	$29.735	$27.324	$28.386	$23.931		$21.964		$21.550		$18.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.267	$29.135	$26.031	$23.069	$24.090	$21.273	$16.345		$13.802		$13.733		$11.307
Accumulation unit value at end of period	$31.509	$25.267	$29.135	$26.031	$23.069	$24.090	$21.273		$16.345		$13.802		$13.733

Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.741	$38.948	$34.357	$29.050	$31.176		$28.916		$20.656		$17.538		$18.720		$14.968
Accumulation unit value at end of period	$41.352	$33.741	$38.948	$34.357	$29.050		$31.176		$28.916		$20.656		$17.538		$18.720
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.563	$27.694	$23.011	$21.084	$21.248		$18.963		$14.150		$12.227		$12.665		$11.335
Accumulation unit value at end of period	$33.133	$25.563	$27.694	$23.011	$21.084		$21.248		$18.963		$14.150		$12.227		$12.665
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$68.373	$69.037	$59.252	$57.577	$58.167		$54.490		$46.098		$41.243		$41.246		$38.683
Accumulation unit value at end of period	$82.457	$68.373	$69.037	$59.252	$57.577		$58.167		$54.490		$46.098		$41.243		$41.246
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$87.310	$89.129	$71.100	$64.318	$62.847		$56.774		$43.595		$37.783		$38.959		$31.467
Accumulation unit value at end of period	$116.373	$87.310	$89.129	$71.100	$64.318		$62.847		$56.774		$43.595		$37.783		$38.959
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$46.265	$50.500	$40.409	$40.243	$41.865		$39.607		$31.349		$26.538		$31.273		$27.443
Accumulation unit value at end of period	$58.733	$46.265	$50.500	$40.409	$40.243		$41.865		$39.607		$31.349		$26.538		$31.273
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.327	$35.775	$32.001	$27.389	$28.908		$27.098		$21.894		$20.088		$21.047		$18.545
Accumulation unit value at end of period	$38.800	$30.327	$35.775	$32.001	$27.389		$28.908		$27.098		$21.894		$20.088		$21.047
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.464	$50.571	$40.196	$40.654	$39.228		$35.289		$27.522		$23.592		$25.323		$22.477
Accumulation unit value at end of period	$64.612	$48.464	$50.571	$40.196	$40.654		$39.228		$35.289		$27.522		$23.592		$25.323
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.311	$12.652	$10.418	$10.013	$10.757	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.510	$11.311	$12.652	$10.418	$10.013	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.251	$29.556	$20.956	$18.807	$22.640		$22.758		$24.478		$20.852		$25.864		$21.794
Accumulation unit value at end of period	$31.520	$24.251	$29.556	$20.956	$18.807		$22.640		$22.758		$24.478		$20.852		$25.864
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$102.505	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396
Accumulation unit value at end of period	$128.440	$102.505	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$55.916	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191
Accumulation unit value at end of period	$71.617	$55.916	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$90.536	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690
Accumulation unit value at end of period	$115.139	$90.536	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.128	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160
Accumulation unit value at end of period	$16.000	$13.128	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.187	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941
Accumulation unit value at end of period	$21.469	$17.187	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.625	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448
Accumulation unit value at end of period	$31.378	$26.625	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$47.812	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889
Accumulation unit value at end of period	$63.166	$47.812	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.196	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821
Accumulation unit value at end of period	$10.003	$9.196	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$46.658	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606
Accumulation unit value at end of period	$62.915	$46.658	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.930	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897
Accumulation unit value at end of period	$29.379	$22.930	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.107	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079
Accumulation unit value at end of period	$14.497	$12.107	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.070	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072
Accumulation unit value at end of period	$4.014	$3.070	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.722	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995
Accumulation unit value at end of period	$3.647	$2.722	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.486	$11.551	$10.079	$9.596	$9.902	$9.699	$8.458	$7.614	$7.855	$7.182
Accumulation unit value at end of period	$12.390	$10.486	$11.551	$10.079	$9.596	$9.902	$9.699	$8.458	$7.614	$7.855
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.823	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640
Accumulation unit value at end of period	$2.954	$2.823	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.414	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755
Accumulation unit value at end of period	$2.415	$2.414	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.147	$12.673	$11.988	$10.802	$11.496	$11.521	$10.858	$9.610	$9.411	$8.396
Accumulation unit value at end of period	$13.818	$12.147	$12.673	$11.988	$10.802	$11.496	$11.521	$10.858	$9.610	$9.411
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.266	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552
Accumulation unit value at end of period	$3.931	$3.266	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.755	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188
Accumulation unit value at end of period	$4.486	$3.755	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.642	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306
Accumulation unit value at end of period	$44.931	$38.642	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$74.131	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572
Accumulation unit value at end of period	$95.910	$74.131	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.642	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129
Accumulation unit value at end of period	$74.739	$59.642	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$111.003	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934
Accumulation unit value at end of period	$146.600	$111.003	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$308.354	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285
Accumulation unit value at end of period	$398.256	$308.354	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.683	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609
Accumulation unit value at end of period	$33.854	$27.683	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.097	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077
Accumulation unit value at end of period	$25.426	$21.097	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.275	$29.225	$24.652	$21.604	$22.803	$21.330	$16.726		$15.194		$14.577		$12.288
Accumulation unit value at end of period	$34.659	$27.275	$29.225	$24.652	$21.604	$22.803	$21.330		$16.726		$15.194		$14.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.684	$36.989	$33.995	$26.555	$29.161	$29.488	$22.012		$18.910		$19.982		$15.849
Accumulation unit value at end of period	$39.363	$31.684	$36.989	$33.995	$26.555	$29.161	$29.488		$22.012		$18.910		$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.250	$17.928	$17.437	$16.428	$17.380	$17.352	$17.081		$15.407		$15.275		$14.006
Accumulation unit value at end of period	$18.328	$17.250	$17.928	$17.437	$16.428	$17.380	$17.352		$17.081		$15.407		$15.275
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.894	$12.057	$12.099	$12.223	$12.373	$12.171	$12.661		$12.639		$12.162		$11.748
Accumulation unit value at end of period	$12.307	$11.894	$12.057	$12.099	$12.223	$12.373	$12.171		$12.661		$12.639		$12.162
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.240	$32.902	$23.830	$20.635	$26.103	$28.979	$29.746		$26.734		$32.311		$27.945
Accumulation unit value at end of period	$33.935	$27.240	$32.902	$23.830	$20.635	$26.103	$28.979		$29.746		$26.734		$32.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.424	$24.252	$19.495	$20.320	$20.011	$17.677	$13.890		$12.413		$12.799		$11.926
Accumulation unit value at end of period	$29.953	$22.424	$24.252	$19.495	$20.320	$20.011	$17.677		$13.890		$12.413		$12.799
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.359	$27.528	$21.794	$21.712	$20.010	$15.005	$13.137	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.662	$25.359	$27.528	$21.794	$21.712	$20.010	$15.005		$13.137	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.509	$16.524	$15.848	$15.166	$15.818	$15.696	$16.021		$14.401		$14.551		$12.893
Accumulation unit value at end of period	$16.837	$15.509	$16.524	$15.848	$15.166	$15.818	$15.696		$16.021		$14.401		$14.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.204	$36.646	$27.338	$27.845	$27.315	$27.220	$21.799		$18.330		$20.379		$17.912
Accumulation unit value at end of period	$40.334	$31.204	$36.646	$27.338	$27.845	$27.315	$27.220		$21.799		$18.330		$20.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.420	$27.026	$23.564	$21.531	$21.237	$19.564	$15.137		$13.202		$13.468		$11.826
Accumulation unit value at end of period	$31.633	$24.420	$27.026	$23.564	$21.531	$21.237	$19.564		$15.137		$13.202		$13.468
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.328	$37.891	$33.828	$29.235	$31.661	$28.838	$20.856		$18.026		$18.779		$15.520
Accumulation unit value at end of period	$41.335	$33.328	$37.891	$33.828	$29.235	$31.661	$28.838		$20.856		$18.026		$18.779
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.376	$12.518	$11.725	$10.386	$10.348	$9.328	$7.239		$6.201	$	N/A	$	N/A
Accumulation unit value at end of period	$13.992	$11.376	$12.518	$11.725	$10.386	$10.348	$9.328		$7.239		$6.201	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.212	$27.429	$24.082	$27.661	$27.268	$23.174	$16.769		$14.107		$13.801		$13.330
Accumulation unit value at end of period	$35.454	$27.212	$27.429	$24.082	$27.661	$27.268	$23.174		$16.769		$14.107		$13.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.416	$29.713	$26.728	$26.638	$27.498	$24.398	$24.157		$19.177		$20.860		$18.052
Accumulation unit value at end of period	$33.158	$27.416	$29.713	$26.728	$26.638	$27.498	$24.398		$24.157		$19.177		$20.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.098	$32.111	$29.537	$27.155	$28.224	$23.807	$21.860		$21.459		$18.740		$17.929
Accumulation unit value at end of period	$32.762	$28.098	$32.111	$29.537	$27.155	$28.224	$23.807		$21.860		$21.459		$18.740
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.081	$28.935	$25.865	$22.934	$23.960		$21.169		$16.272		$13.748		$13.686		$11.274
Accumulation unit value at end of period	$31.262	$25.081	$28.935	$25.865	$22.934		$23.960		$21.169		$16.272		$13.748		$13.686
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.457	$38.639	$34.101	$28.848	$30.974		$28.743		$20.542		$17.450		$18.635		$14.908
Accumulation unit value at end of period	$40.983	$33.457	$38.639	$34.101	$28.848		$30.974		$28.743		$20.542		$17.450		$18.635
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.375	$27.505	$22.865	$20.960	$21.134		$18.870		$14.088		$12.179		$12.621		$11.301
Accumulation unit value at end of period	$32.874	$25.375	$27.505	$22.865	$20.960		$21.134		$18.870		$14.088		$12.179		$12.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$67.797	$68.490	$58.811	$57.177	$57.790		$54.164		$45.845		$41.037		$41.060		$38.526
Accumulation unit value at end of period	$81.723	$67.797	$68.490	$58.811	$57.177		$57.790		$54.164		$45.845		$41.037		$41.060
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$86.575	$88.422	$70.570	$63.871	$62.440		$56.434		$43.355		$37.594		$38.782		$31.340
Accumulation unit value at end of period	$115.336	$86.575	$88.422	$70.570	$63.871		$62.440		$56.434		$43.355		$37.594		$38.782
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$45.875	$50.100	$40.108	$39.963	$41.593		$39.370		$31.176		$26.405		$31.131		$27.332
Accumulation unit value at end of period	$58.210	$45.875	$50.100	$40.108	$39.963		$41.593		$39.370		$31.176		$26.405		$31.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.096	$35.519	$31.788	$27.219	$28.743		$26.956		$21.791		$20.003		$20.968		$18.484
Accumulation unit value at end of period	$38.485	$30.096	$35.519	$31.788	$27.219		$28.743		$26.956		$21.791		$20.003		$20.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.055	$50.170	$39.897	$40.371	$38.974		$35.078		$27.370		$23.474		$25.208		$22.386
Accumulation unit value at end of period	$64.037	$48.055	$50.170	$39.897	$40.371		$38.974		$35.078		$27.370		$23.474		$25.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.245	$12.584	$10.367	$9.969	$10.714	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.425	$11.245	$12.584	$10.367	$9.969	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.096	$29.381	$20.842	$18.714	$22.539		$22.668		$24.393		$20.790		$25.800		$21.751
Accumulation unit value at end of period	$31.303	$24.096	$29.381	$20.842	$18.714		$22.539		$22.668		$24.393		$20.790		$25.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$102.505	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396
Accumulation unit value at end of period	$128.440	$102.505	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$55.916	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191
Accumulation unit value at end of period	$71.617	$55.916	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$90.536	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690
Accumulation unit value at end of period	$115.139	$90.536	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.128	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160
Accumulation unit value at end of period	$16.000	$13.128	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.187	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941
Accumulation unit value at end of period	$21.469	$17.187	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.625	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448
Accumulation unit value at end of period	$31.378	$26.625	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$47.812	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889
Accumulation unit value at end of period	$63.166	$47.812	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.196	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821
Accumulation unit value at end of period	$10.003	$9.196	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$46.658	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606
Accumulation unit value at end of period	$62.915	$46.658	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.930	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897
Accumulation unit value at end of period	$29.379	$22.930	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.107	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079
Accumulation unit value at end of period	$14.497	$12.107	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.070	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072
Accumulation unit value at end of period	$4.014	$3.070	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.722	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995

Accumulation unit value at end of period	$3.647	$2.722	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.770	$10.762	$9.391	$8.941	$9.226	$9.037	$8.458	$7.614	$7.855	$7.182
Accumulation unit value at end of period	$11.544	$9.770	$10.762	$9.391	$8.941	$9.226	$9.037	$8.458	$7.614	$7.855
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.823	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640
Accumulation unit value at end of period	$2.954	$2.823	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.414	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755
Accumulation unit value at end of period	$2.415	$2.414	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.833	$12.346	$11.679	$10.523	$11.199	$11.224	$10.858	$9.610	$9.411	$8.396
Accumulation unit value at end of period	$13.461	$11.833	$12.346	$11.679	$10.523	$11.199	$11.224	$10.858	$9.610	$9.411
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.266	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552
Accumulation unit value at end of period	$3.931	$3.266	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.755	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188
Accumulation unit value at end of period	$4.486	$3.755	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.642	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306
Accumulation unit value at end of period	$44.931	$38.642	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$74.131	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572
Accumulation unit value at end of period	$95.910	$74.131	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.642	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129
Accumulation unit value at end of period	$74.739	$59.642	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$111.003	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934
Accumulation unit value at end of period	$146.600	$111.003	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$308.354	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285
Accumulation unit value at end of period	$398.256	$308.354	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.683	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609
Accumulation unit value at end of period	$33.854	$27.683	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$21.097	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077
Accumulation unit value at end of period	$25.426	$21.097	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.275	$29.225	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577	$12.288
Accumulation unit value at end of period	$34.659	$27.275	$29.225	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577

Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.684	$36.989	$33.995	$26.555	$29.161	$29.488	$22.012		$18.910		$19.982		$15.849
Accumulation unit value at end of period	$39.363	$31.684	$36.989	$33.995	$26.555	$29.161	$29.488		$22.012		$18.910		$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.250	$17.928	$17.437	$16.428	$17.380	$17.352	$17.081		$15.407		$15.275		$14.006
Accumulation unit value at end of period	$18.328	$17.250	$17.928	$17.437	$16.428	$17.380	$17.352		$17.081		$15.407		$15.275
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.894	$12.057	$12.099	$12.223	$12.373	$12.171	$12.661		$12.639		$12.162		$11.748
Accumulation unit value at end of period	$12.307	$11.894	$12.057	$12.099	$12.223	$12.373	$12.171		$12.661		$12.639		$12.162
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.240	$32.902	$23.830	$20.635	$26.103	$28.979	$29.746		$26.734		$32.311		$27.945
Accumulation unit value at end of period	$33.935	$27.240	$32.902	$23.830	$20.635	$26.103	$28.979		$29.746		$26.734		$32.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.424	$24.252	$19.495	$20.320	$20.011	$17.677	$13.890		$12.413		$12.799		$11.926
Accumulation unit value at end of period	$29.953	$22.424	$24.252	$19.495	$20.320	$20.011	$17.677		$13.890		$12.413		$12.799
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.359	$27.528	$21.794	$21.712	$20.010	$15.005	$13.137	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.662	$25.359	$27.528	$21.794	$21.712	$20.010	$15.005		$13.137	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.509	$16.524	$15.848	$15.166	$15.818	$15.696	$16.021		$14.401		$14.551		$12.893
Accumulation unit value at end of period	$16.837	$15.509	$16.524	$15.848	$15.166	$15.818	$15.696		$16.021		$14.401		$14.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$31.204	$36.646	$27.338	$27.845	$27.315	$27.220	$21.799		$18.330		$20.379		$17.912
Accumulation unit value at end of period	$40.334	$31.204	$36.646	$27.338	$27.845	$27.315	$27.220		$21.799		$18.330		$20.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.420	$27.026	$23.564	$21.531	$21.237	$19.564	$15.137		$13.202		$13.468		$11.826
Accumulation unit value at end of period	$31.633	$24.420	$27.026	$23.564	$21.531	$21.237	$19.564		$15.137		$13.202		$13.468
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.328	$37.891	$33.828	$29.235	$31.661	$28.838	$20.856		$18.026		$18.779		$15.520
Accumulation unit value at end of period	$41.335	$33.328	$37.891	$33.828	$29.235	$31.661	$28.838		$20.856		$18.026		$18.779
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.376	$12.518	$11.725	$10.386	$10.348	$9.328	$7.239		$6.201	$	N/A	$	N/A
Accumulation unit value at end of period	$13.992	$11.376	$12.518	$11.725	$10.386	$10.348	$9.328		$7.239		$6.201	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.212	$27.429	$24.082	$27.661	$27.268	$23.174	$16.769		$14.107		$13.801		$13.330
Accumulation unit value at end of period	$35.454	$27.212	$27.429	$24.082	$27.661	$27.268	$23.174		$16.769		$14.107		$13.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.416	$29.713	$26.728	$26.638	$27.498	$24.398	$24.157		$19.177		$20.860		$18.052
Accumulation unit value at end of period	$33.158	$27.416	$29.713	$26.728	$26.638	$27.498	$24.398		$24.157		$19.177		$20.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$28.098	$32.111	$29.537	$27.155	$28.224	$23.807	$21.860		$21.459		$18.740		$17.929
Accumulation unit value at end of period	$32.762	$28.098	$32.111	$29.537	$27.155	$28.224	$23.807		$21.860		$21.459		$18.740
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$25.081	$28.935	$25.865	$22.934	$23.960	$21.169	$16.272		$13.748		$13.686		$11.274
Accumulation unit value at end of period	$31.262	$25.081	$28.935	$25.865	$22.934	$23.960	$21.169		$16.272		$13.748		$13.686
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.457	$38.639	$34.101	$28.848	$30.974		$28.743		$20.542		$17.450		$18.635		$14.908
Accumulation unit value at end of period	$40.983	$33.457	$38.639	$34.101	$28.848		$30.974		$28.743		$20.542		$17.450		$18.635
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.375	$27.505	$22.865	$20.960	$21.134		$18.870		$14.088		$12.179		$12.621		$11.301
Accumulation unit value at end of period	$32.874	$25.375	$27.505	$22.865	$20.960		$21.134		$18.870		$14.088		$12.179		$12.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$67.797	$68.490	$58.811	$57.177	$57.790		$54.164		$45.845		$41.037		$41.060		$38.526
Accumulation unit value at end of period	$81.723	$67.797	$68.490	$58.811	$57.177		$57.790		$54.164		$45.845		$41.037		$41.060
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$86.575	$88.422	$70.570	$63.871	$62.440		$56.434		$43.355		$37.594		$38.782		$31.340
Accumulation unit value at end of period	$115.336	$86.575	$88.422	$70.570	$63.871		$62.440		$56.434		$43.355		$37.594		$38.782
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$45.875	$50.100	$40.108	$39.963	$41.593		$39.370		$31.176		$26.405		$31.131		$27.332
Accumulation unit value at end of period	$58.210	$45.875	$50.100	$40.108	$39.963		$41.593		$39.370		$31.176		$26.405		$31.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$30.096	$35.519	$31.788	$27.219	$28.743		$26.956		$21.791		$20.003		$20.968		$18.484
Accumulation unit value at end of period	$38.485	$30.096	$35.519	$31.788	$27.219		$28.743		$26.956		$21.791		$20.003		$20.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$48.055	$50.170	$39.897	$40.371	$38.974		$35.078		$27.370		$23.474		$25.208		$22.386
Accumulation unit value at end of period	$64.037	$48.055	$50.170	$39.897	$40.371		$38.974		$35.078		$27.370		$23.474		$25.208
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.245	$12.584	$10.367	$9.969	$10.714	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.425	$11.245	$12.584	$10.367	$9.969	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$24.096	$29.381	$20.842	$18.714	$22.539		$22.668		$24.393		$20.790		$25.800		$21.751
Accumulation unit value at end of period	$31.303	$24.096	$29.381	$20.842	$18.714		$22.539		$22.668		$24.393		$20.790		$25.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$101.638	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199
Accumulation unit value at end of period	$127.291	$101.638	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$55.443	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072
Accumulation unit value at end of period	$70.976	$55.443	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$89.770	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517
Accumulation unit value at end of period	$114.109	$89.770	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.017	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135
Accumulation unit value at end of period	$15.857	$13.017	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.042	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905
Accumulation unit value at end of period	$21.277	$17.042	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	1	1	1	2
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.420	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407
Accumulation unit value at end of period	$31.122	$26.420	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$47.408	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792
Accumulation unit value at end of period	$62.601	$47.408	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.118	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789
Accumulation unit value at end of period	$9.914	$9.118	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	1	3	2	2

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$46.263	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526
Accumulation unit value at end of period	$62.353	$46.263	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.777	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875
Accumulation unit value at end of period	$29.168	$22.777	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.005	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026
Accumulation unit value at end of period	$14.367	$12.005	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.044	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063
Accumulation unit value at end of period	$3.978	$3.044	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	5	5	5	5	5	5	8

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.699	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987
Accumulation unit value at end of period	$3.614	$2.699	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.397	$11.459	$10.004	$9.529	$9.838	$9.641	$8.411	$7.575	$7.819	$7.153
Accumulation unit value at end of period	$12.279	$10.397	$11.459	$10.004	$9.529	$9.838	$9.641	$8.411	$7.575	$7.819
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.799	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629
Accumulation unit value at end of period	$2.928	$2.799	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	1	1	1	1	1	1

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.393	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744
Accumulation unit value at end of period	$2.394	$2.393	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	3	3	5

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$12.044	$12.572	$11.899	$10.726	$11.421	$11.452	$10.798	$9.561	$9.369	$8.362
Accumulation unit value at end of period	$13.694	$12.044	$12.572	$11.899	$10.726	$11.421	$11.452	$10.798	$9.561	$9.369
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.238	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546
Accumulation unit value at end of period	$3.896	$3.238	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	0	0	0	0	0	6

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.723	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179
Accumulation unit value at end of period	$4.446	$3.723	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	3	3	3	3	3	3	2
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.316	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200
Accumulation unit value at end of period	$44.529	$38.316	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$73.504	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427
Accumulation unit value at end of period	$95.052	$73.504	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.137	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003
Accumulation unit value at end of period	$74.071	$59.137	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$110.064	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768
Accumulation unit value at end of period	$145.288	$110.064	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	1	1	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$305.745	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744
Accumulation unit value at end of period	$394.693	$305.745	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.471	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548
Accumulation unit value at end of period	$33.577	$27.471	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$20.934	$23.427	$21.999	$19.286	$20.643	$19.607	$15.555		$13.854		$14.244		$13.034
Accumulation unit value at end of period	$25.218	$20.934	$23.427	$21.999	$19.286	$20.643	$19.607		$15.555		$13.854		$14.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.066	$29.014	$24.486	$21.470	$22.672	$21.218	$16.647		$15.129		$14.522		$12.248
Accumulation unit value at end of period	$34.376	$27.066	$29.014	$24.486	$21.470	$22.672	$21.218		$16.647		$15.129		$14.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.441	$36.723	$33.767	$26.390	$28.993	$29.333	$21.907		$18.829		$19.907		$15.797
Accumulation unit value at end of period	$39.042	$31.441	$36.723	$33.767	$26.390	$28.993	$29.333		$21.907		$18.829		$19.907
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.118	$17.799	$17.320	$16.326	$17.281	$17.262	$17.000		$15.342		$15.218		$13.960
Accumulation unit value at end of period	$18.179	$17.118	$17.799	$17.320	$16.326	$17.281	$17.262		$17.000		$15.342		$15.218
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.803	$11.970	$12.018	$12.147	$12.302	$12.107	$12.601		$12.585		$12.116		$11.710
Accumulation unit value at end of period	$12.207	$11.803	$11.970	$12.018	$12.147	$12.302	$12.107		$12.601		$12.585		$12.116
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.030	$32.666	$23.670	$20.507	$25.954	$28.827	$29.604		$26.620		$32.189		$27.853
Accumulation unit value at end of period	$33.658	$27.030	$32.666	$23.670	$20.507	$25.954	$28.827		$29.604		$26.620		$32.189
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.252	$24.077	$19.365	$20.193	$19.896	$17.584	$13.824		$12.360		$12.751		$11.887
Accumulation unit value at end of period	$29.708	$22.252	$24.077	$19.365	$20.193	$19.896	$17.584		$13.824		$12.360		$12.751
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.164	$27.330	$21.647	$21.577	$19.905	$14.933	$13.081	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.379	$25.164	$27.330	$21.647	$21.577	$19.905	$14.933		$13.081	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.390	$16.405	$15.741	$15.072	$15.727	$15.614	$15.945		$14.340		$14.496		$12.851
Accumulation unit value at end of period	$16.729	$15.390	$16.405	$15.741	$15.072	$15.727	$15.614		$15.945		$14.340		$14.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0		0		0		5
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$30.965	$36.383	$27.155	$26.672	$27.159	$27.077	$21.695		$18.252		$20.302		$17.853
Accumulation unit value at end of period	$40.004	$30.965	$36.383	$27.155	$26.672	$27.159	$27.077		$21.695		$18.252		$20.302
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0		0		0		0
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.233	$26.832	$23.406	$21.397	$21.116	$19.461	$15.065		$13.146		$13.418		$11.787
Accumulation unit value at end of period	$31.375	$24.233	$26.832	$23.406	$21.397	$21.116	$19.461		$15.065		$13.146		$13.418
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0		0		0		0

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.072	$37.619	$33.601	$29.053	$31.480	$28.687	$20.757		$17.949		$18.709		$15.469
Accumulation unit value at end of period	$40.997	$33.072	$37.619	$33.601	$29.053	$31.480	$28.687		$20.757		$17.949		$18.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0		0		0		0
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.288	$12.428	$11.647	$10.321	$10.289	$9.279	$7.205		$6.175	$	N/A	$	N/A
Accumulation unit value at end of period	$13.878	$11.288	$12.428	$11.647	$10.321	$10.289	$9.279		$7.205		$6.175	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.002	$27.231	$23.921	$27.489	$27.112	$23.052	$16.689		$14.046		$13.749		$13.286
Accumulation unit value at end of period	$35.164	$27.002	$27.231	$23.921	$27.489	$27.112	$23.052		$16.689		$14.046		$13.749
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.205	$29.499	$26.549	$26.473	$27.341	$24.270	$24.043		$19.095		$20.781		$17.993
Accumulation unit value at end of period	$32.887	$27.205	$29.499	$26.549	$26.473	$27.341	$24.270		$24.043		$19.095		$20.781
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.882	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870
Accumulation unit value at end of period	$32.495	$27.882	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$24.897	$28.736	$25.700	$22.798	$23.830		$21.065		$16.200		$13.694		$13.638		$11.240
Accumulation unit value at end of period	$31.016	$24.897	$28.736	$25.700	$22.798		$23.830		$21.065		$16.200		$13.694		$13.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.174	$38.331	$33.846	$28.646	$30.773		$28.570		$20.429		$17.362		$18.551		$14.847
Accumulation unit value at end of period	$40.617	$33.174	$38.331	$33.846	$28.646		$30.773		$28.570		$20.429		$17.362		$18.551
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		0		0		0
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.188	$27.315	$22.719	$20.836	$21.019		$18.777		$14.025		$12.131		$12.578		$11.268
Accumulation unit value at end of period	$32.616	$25.188	$27.315	$22.719	$20.836		$21.019		$18.777		$14.025		$12.131		$12.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$67.224	$67.944	$58.371	$56.777	$57.414		$53.838		$45.591		$40.830		$40.873		$38.370
Accumulation unit value at end of period	$80.992	$67.224	$67.944	$58.371	$56.777		$57.414		$53.838		$45.591		$40.830		$40.873
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		0		0		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$85.843	$87.718	$70.042	$63.424	$62.034		$56.095		$43.116		$37.404		$38.606		$31.213
Accumulation unit value at end of period	$114.305	$85.843	$87.718	$70.042	$63.424		$62.034		$56.095		$43.116		$37.404		$38.606
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		1		1		1
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$45.487	$49.701	$39.808	$39.683	$41.323		$39.133		$31.004		$26.272		$30.990		$27.221
Accumulation unit value at end of period	$57.689	$45.487	$49.701	$39.808	$39.683		$41.323		$39.133		$31.004		$26.272		$30.990
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$29.864	$35.264	$31.575	$27.050	$28.578		$26.815		$21.687		$19.918		$20.889		$18.423
Accumulation unit value at end of period	$38.170	$29.864	$35.264	$31.575	$27.050		$28.578		$26.815		$21.687		$19.918		$20.889
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$47.649	$49.770	$39.598	$40.089	$38.720		$34.867		$27.219		$23.355		$25.094		$22.296
Accumulation unit value at end of period	$63.464	$47.649	$49.770	$39.598	$40.089		$38.720		$34.867		$27.219		$23.355		$25.094
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.179	$12.516	$10.317	$9.925	$10.671	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.339	$11.179	$12.516	$10.317	$9.925	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.942	$29.207	$20.729	$18.621	$22.439		$22.578		$24.308		$20.728		$25.736		$21.707
Accumulation unit value at end of period	$31.087	$23.942	$29.207	$20.729	$18.621		$22.439		$22.578		$24.308		$20.728		$25.736
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$101.638	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199
Accumulation unit value at end of period	$127.291	$101.638	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$55.443	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072
Accumulation unit value at end of period	$70.976	$55.443	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$89.770	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517
Accumulation unit value at end of period	$114.109	$89.770	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.017	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135
Accumulation unit value at end of period	$15.857	$13.017	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.042	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905
Accumulation unit value at end of period	$21.277	$17.042	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.420	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407
Accumulation unit value at end of period	$31.122	$26.420	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$47.408	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792
Accumulation unit value at end of period	$62.601	$47.408	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$9.118	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789
Accumulation unit value at end of period	$9.914	$9.118	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$46.263	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526
Accumulation unit value at end of period	$62.353	$46.263	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.777	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875
Accumulation unit value at end of period	$29.168	$22.777	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$12.005	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026
Accumulation unit value at end of period	$14.367	$12.005	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$3.044	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063
Accumulation unit value at end of period	$3.978	$3.044	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.699	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987
Accumulation unit value at end of period	$3.614	$2.699	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.688	$10.676	$9.321	$8.879	$9.166	$8.983	$8.411	$7.058	$7.285	$6.664
Accumulation unit value at end of period	$11.441	$9.688	$10.676	$9.321	$8.879	$9.166	$8.983	$8.411	$7.058	$7.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.799	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629
Accumulation unit value at end of period	$2.928	$2.799	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.393	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744
Accumulation unit value at end of period	$2.394	$2.393	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.733	$12.248	$11.591	$10.449	$11.126	$11.156	$10.798	$9.314	$9.127	$8.146
Accumulation unit value at end of period	$13.340	$11.733	$12.248	$11.591	$10.449	$11.126	$11.156	$10.798	$9.314	$9.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.238	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546
Accumulation unit value at end of period	$3.896	$3.238	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.723	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179
Accumulation unit value at end of period	$4.446	$3.723	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.316	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200
Accumulation unit value at end of period	$44.529	$38.316	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$73.504	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427
Accumulation unit value at end of period	$95.052	$73.504	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.137	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003
Accumulation unit value at end of period	$74.071	$59.137	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$110.064	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768
Accumulation unit value at end of period	$145.288	$110.064	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$305.745	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744
Accumulation unit value at end of period	$394.693	$305.745	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.471	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548
Accumulation unit value at end of period	$33.577	$27.471	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$20.934	$23.427	$21.999	$19.286	$20.643	$19.607	$15.555		$13.854		$14.244		$13.034
Accumulation unit value at end of period	$25.218	$20.934	$23.427	$21.999	$19.286	$20.643	$19.607		$15.555		$13.854		$14.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.066	$29.014	$24.486	$21.470	$22.672	$21.218	$16.647		$15.129		$14.522		$12.248
Accumulation unit value at end of period	$34.376	$27.066	$29.014	$24.486	$21.470	$22.672	$21.218		$16.647		$15.129		$14.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$31.441	$36.723	$33.767	$26.390	$28.993	$29.333	$21.907		$18.829		$19.907		$15.797
Accumulation unit value at end of period	$39.042	$31.441	$36.723	$33.767	$26.390	$28.993	$29.333		$21.907		$18.829		$19.907
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$17.118	$17.799	$17.320	$16.326	$17.281	$17.262	$17.000		$15.342		$15.218		$13.960
Accumulation unit value at end of period	$18.179	$17.118	$17.799	$17.320	$16.326	$17.281	$17.262		$17.000		$15.342		$15.218
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.803	$11.970	$12.018	$12.147	$12.302	$12.107	$12.601		$12.585		$12.116		$11.710
Accumulation unit value at end of period	$12.207	$11.803	$11.970	$12.018	$12.147	$12.302	$12.107		$12.601		$12.585		$12.116
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.030	$32.666	$23.670	$20.507	$25.954	$28.827	$29.604		$26.620		$32.189		$27.853
Accumulation unit value at end of period	$33.658	$27.030	$32.666	$23.670	$20.507	$25.954	$28.827		$29.604		$26.620		$32.189
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$22.252	$24.077	$19.365	$20.193	$19.896	$17.584	$13.824		$12.360		$12.751		$11.887
Accumulation unit value at end of period	$29.708	$22.252	$24.077	$19.365	$20.193	$19.896	$17.584		$13.824		$12.360		$12.751
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$25.164	$27.330	$21.647	$21.577	$19.905	$14.933	$13.081	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$34.379	$25.164	$27.330	$21.647	$21.577	$19.905	$14.933		$13.081	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$15.390	$16.405	$15.741	$15.072	$15.727	$15.614	$15.945		$14.340		$14.496		$12.851
Accumulation unit value at end of period	$16.729	$15.390	$16.405	$15.741	$15.072	$15.727	$15.614		$15.945		$14.340		$14.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$30.965	$36.383	$27.155	$26.672	$27.159	$27.077	$21.695		$18.252		$20.302		$17.853
Accumulation unit value at end of period	$40.004	$30.965	$36.383	$27.155	$26.672	$27.159	$27.077		$21.695		$18.252		$20.302
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.233	$26.832	$23.406	$21.397	$21.116	$19.461	$15.065		$13.146		$13.418		$11.787
Accumulation unit value at end of period	$31.375	$24.233	$26.832	$23.406	$21.397	$21.116	$19.461		$15.065		$13.146		$13.418
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$33.072	$37.619	$33.601	$29.053	$31.480	$28.687	$20.757		$17.949		$18.709		$15.469
Accumulation unit value at end of period	$40.997	$33.072	$37.619	$33.601	$29.053	$31.480	$28.687		$20.757		$17.949		$18.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$11.288	$12.428	$11.647	$10.321	$10.289	$9.279	$7.205		$6.175	$	N/A	$	N/A
Accumulation unit value at end of period	$13.878	$11.288	$12.428	$11.647	$10.321	$10.289	$9.279		$7.205		$6.175	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$27.002	$27.231	$23.921	$27.489	$27.112	$23.052	$16.689		$14.046		$13.749		$13.286
Accumulation unit value at end of period	$35.164	$27.002	$27.231	$23.921	$27.489	$27.112	$23.052		$16.689		$14.046		$13.749
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$27.205	$29.499	$26.549	$26.473	$27.341	$24.270	$24.043		$19.095		$20.781		$17.993
Accumulation unit value at end of period	$32.887	$27.205	$29.499	$26.549	$26.473	$27.341	$24.270		$24.043		$19.095		$20.781
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.882	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870
Accumulation unit value at end of period	$32.495	$27.882	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$24.897	$28.736	$25.700	$22.798	$23.830		$21.065		$16.200		$13.694		$13.638		$11.240
Accumulation unit value at end of period	$31.016	$24.897	$28.736	$25.700	$22.798		$23.830		$21.065		$16.200		$13.694		$13.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.174	$38.331	$33.846	$28.646	$30.773		$28.570		$20.429		$17.362		$18.551		$14.847
Accumulation unit value at end of period	$40.617	$33.174	$38.331	$33.846	$28.646		$30.773		$28.570		$20.429		$17.362		$18.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.188	$27.315	$22.719	$20.836	$21.019		$18.777		$14.025		$12.131		$12.578		$11.268
Accumulation unit value at end of period	$32.616	$25.188	$27.315	$22.719	$20.836		$21.019		$18.777		$14.025		$12.131		$12.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$67.224	$67.944	$58.371	$56.777	$57.414		$53.838		$45.591		$40.830		$40.873		$38.370
Accumulation unit value at end of period	$80.992	$67.224	$67.944	$58.371	$56.777		$57.414		$53.838		$45.591		$40.830		$40.873
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$85.843	$87.718	$70.042	$63.424	$62.034		$56.095		$43.116		$37.404		$38.606		$31.213
Accumulation unit value at end of period	$114.305	$85.843	$87.718	$70.042	$63.424		$62.034		$56.095		$43.116		$37.404		$38.606
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$45.487	$49.701	$39.808	$39.683	$41.323		$39.133		$31.004		$26.272		$30.990		$27.221
Accumulation unit value at end of period	$57.689	$45.487	$49.701	$39.808	$39.683		$41.323		$39.133		$31.004		$26.272		$30.990
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$47.649	$49.770	$39.598	$40.089	$38.720		$34.867		$27.219		$23.355		$25.094		$22.296
Accumulation unit value at end of period	$63.464	$47.649	$49.770	$39.598	$40.089		$38.720		$34.867		$27.219		$23.355		$25.094
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$29.864	$35.264	$31.575	$27.050	$28.578		$26.815		$21.687		$19.918		$20.889		$18.423
Accumulation unit value at end of period	$38.170	$29.864	$35.264	$31.575	$27.050		$28.578		$26.815		$21.687		$19.918		$20.889
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.179	$12.516	$10.317	$9.925	$10.671	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.339	$11.179	$12.516	$10.317	$9.925	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.942	$29.207	$20.729	$18.621	$22.439		$22.578		$24.308		$20.728		$25.736		$21.707
Accumulation unit value at end of period	$31.087	$23.942	$29.207	$20.729	$18.621		$22.439		$22.578		$24.308		$20.728		$25.736
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$99.928	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810
Accumulation unit value at end of period	$125.027	$99.928	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	1	2	2
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$54.510	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837
Accumulation unit value at end of period	$69.713	$54.510	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	1	1	3
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$88.261	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173
Accumulation unit value at end of period	$112.079	$88.261	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.798	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085
Accumulation unit value at end of period	$15.575	$12.798	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	2	10	4
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.755	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833
Accumulation unit value at end of period	$20.898	$16.755	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	2	2	2	2
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.017	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326
Accumulation unit value at end of period	$30.616	$26.017	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	2	3	1

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$46.611	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600
Accumulation unit value at end of period	$61.488	$46.611	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.965	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726
Accumulation unit value at end of period	$9.737	$8.965	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	4	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$45.485	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368
Accumulation unit value at end of period	$61.244	$45.485	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	0

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.473	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829
Accumulation unit value at end of period	$28.750	$22.473	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.803	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920
Accumulation unit value at end of period	$14.112	$11.803	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	1	1	1	1

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.993	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047
Accumulation unit value at end of period	$3.907	$2.993	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	6	6	8	8	12	16	14

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.653	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971
Accumulation unit value at end of period	$3.550	$2.653	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	4	4	4	4	4	4	4

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.223	$11.277	$9.855	$9.397	$9.711	$9.525	$8.318	$7.499	$7.748	$7.095
Accumulation unit value at end of period	$12.061	$10.223	$11.277	$9.855	$9.397	$9.711	$9.525	$8.318	$7.499	$7.748
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	3	3	4

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.752	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608
Accumulation unit value at end of period	$2.876	$2.752	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	8	8	8	8	8	8	8	26

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.353	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722
Accumulation unit value at end of period	$2.351	$2.353	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	1	2	5

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.842	$12.373	$11.722	$10.577	$11.273	$11.315	$10.679	$9.465	$9.284	$8.294
Accumulation unit value at end of period	$13.451	$11.842	$12.373	$11.722	$10.577	$11.273	$11.315	$10.679	$9.465	$9.284
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.184	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533
Accumulation unit value at end of period	$3.826	$3.184	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	5	13	12	7	7	6	11	13

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.660	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161
Accumulation unit value at end of period	$4.367	$3.660	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	3	13	13	13	12	12	11	12
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.671	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988
Accumulation unit value at end of period	$43.737	$37.671	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$72.268	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141
Accumulation unit value at end of period	$93.362	$72.268	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	1	3	3	3
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$58.143	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752
Accumulation unit value at end of period	$72.753	$58.143	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	2	2	3
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$108.213	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439
Accumulation unit value at end of period	$142.705	$108.213	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	2	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$300.604	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671
Accumulation unit value at end of period	$387.675	$300.604	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.051	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427
Accumulation unit value at end of period	$33.032	$27.051	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	2	1	3

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$20.615		$23.092		$21.706		$19.048		$20.407		$19.403		$15.407		$13.737		$14.137		$12.949
Accumulation unit value at end of period		$24.809		$20.615		$23.092		$21.706		$19.048		$20.407		$19.403		$15.407		$13.737		$14.137
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		1
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$26.652		$28.599		$24.160		$21.204		$22.414		$20.997		$16.490		$15.001		$14.413		$12.168
Accumulation unit value at end of period		$33.817		$26.652		$28.599		$24.160		$21.204		$22.414		$20.997		$16.490		$15.001		$14.413
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		1		3
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$30.961		$36.198		$33.317		$26.063		$28.663		$29.027		$21.700		$18.670		$19.757		$15.693
Accumulation unit value at end of period		$38.407		$30.961		$36.198		$33.317		$26.063		$28.663		$29.027		$21.700		$18.670		$19.757
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		0		1		1		1		1		1		3		1
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$16.856		$17.544		$17.089		$16.124		$17.084		$17.082		$16.839		$15.212		$15.104		$13.869
Accumulation unit value at end of period		$17.883		$16.856		$17.544		$17.089		$16.124		$17.084		$17.082		$16.839		$15.212		$15.104
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		2		2		1
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$11.623		$11.799		$11.858		$11.997		$12.161		$11.981		$12.482		$12.478		$12.025		$11.633
Accumulation unit value at end of period		$12.008		$11.623		$11.799		$11.858		$11.997		$12.161		$11.981		$12.482		$12.478		$12.025
Number of accumulation units outstanding at end of period (000’s omitted)		0		1		0		0		0		0		0		2		2		2
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$26.617		$32.199		$23.355		$20.253		$25.658		$28.526		$29.324		$26.394		$31.948		$27.672
Accumulation unit value at end of period		$33.111		$26.617		$32.199		$23.355		$20.253		$25.658		$28.526		$29.324		$26.394		$31.948
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period		$21.912		$23.733		$19.106		$19.943		$19.670		$17.401		$13.693		$12.255		$12.655		$11.809
Accumulation unit value at end of period		$29.225		$21.912		$23.733		$19.106		$19.943		$19.670		$17.401		$13.693		$12.255		$12.655
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		0		0		0		0		0		0		0		4
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period		$24.780		$26.939		$21.359		$21.310		$19.698		$14.792		$12.970	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$33.820		$24.780		$26.939		$21.359		$21.310		$19.698		$14.792		$12.970	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period		$15.155		$16.171		$15.531		$14.885		$15.548		$15.451		$15.795		$14.218		$14.387		$12.767
Accumulation unit value at end of period		$16.458		$15.155		$16.171		$15.531		$14.885		$15.548		$15.451		$15.795		$14.218		$14.387
Number of accumulation units outstanding at end of period (000’s omitted)		1		1		1		1		1		1		1		1		0		0
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$3.458		$3.614		$3.217
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$3.836		$3.458		$3.614
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		N/A		0		2		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period		$32.567		$37.080		$33.153		$28.694		$31.121		$28.388		$20.560		$17.797		$18.568		$15.368
Accumulation unit value at end of period		$40.331		$32.567		$37.080		$33.153		$28.694		$31.121		$28.388		$20.560		$17.797		$18.568
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		0		0		0		0		0		2		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$14.792		$12.970		$13.100		$10.492
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$14.792		$12.970		$13.100
Number of accumulation units outstanding at end of period (000’s omitted)		N/A		N/A		N/A		N/A		N/A		N/A		—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period		$11.116		$12.250		$11.491		$10.193		$10.172		$9.182		$7.137		$6.123	$	N/A	$	N/A
Accumulation unit value at end of period		$13.652		$11.116		$12.250		$11.491		$10.193		$10.172		$9.182		$7.137		$6.123	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period		$26.590		$26.842		$23.602		$27.149		$26.803		$22.812		$16.531		$13.927		$13.646		$13.199
Accumulation unit value at end of period		$34.593		$26.590		$26.842		$23.602		$27.149		$26.803		$22.812		$16.531		$13.927		$13.646
Number of accumulation units outstanding at end of period (000’s omitted)		0		0		0		0		0		0		0		0		0		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period		$26.790		$29.077		$26.195		$26.145		$27.029		$24.017		$23.815		$18.933		$20.625		$17.876
Accumulation unit value at end of period		$32.353		$26.790		$29.077		$26.195		$26.145		$27.029		$24.017		$23.815		$18.933		$20.625
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		0		0		0		0		0		1		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.456	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754
Accumulation unit value at end of period	$31.967	$27.456	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	0	0	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$24.531	$28.343	$25.373	$22.530	$23.573		$20.858		$16.057		$13.586		$13.544		$11.174
Accumulation unit value at end of period	$30.531	$24.531	$28.343	$25.373	$22.530		$23.573		$20.858		$16.057		$13.586		$13.544
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		1		0		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.616	$37.723	$33.342	$28.247	$30.374		$28.228		$20.204		$17.188		$18.382		$14.727
Accumulation unit value at end of period	$39.894	$32.616	$37.723	$33.342	$28.247		$30.374		$28.228		$20.204		$17.188		$18.382
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0		0		0		1		1		1
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.819	$26.941	$22.430	$20.591	$20.792		$18.592		$13.901		$12.035		$12.491		$11.201
Accumulation unit value at end of period	$32.106	$24.819	$26.941	$22.430	$20.591		$20.792		$18.592		$13.901		$12.035		$12.491
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0		0		0		1		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$66.094	$66.868	$57.503	$55.987	$56.671		$53.194		$45.090		$40.421		$40.503		$38.060
Accumulation unit value at end of period	$79.552	$66.094	$66.868	$57.503	$55.987		$56.671		$53.194		$45.090		$40.421		$40.503
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1		1		1		1		1		3
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$84.399	$86.328	$69.000	$62.541	$61.231		$55.423		$42.641		$37.029		$38.256		$30.960
Accumulation unit value at end of period	$112.272	$84.399	$86.328	$69.000	$62.541		$61.231		$55.423		$42.641		$37.029		$38.256
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		0		0		0
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$44.722	$48.913	$39.216	$39.131	$40.788		$38.664		$30.663		$26.008		$30.709		$27.001
Accumulation unit value at end of period	$56.663	$44.722	$48.913	$39.216	$39.131		$40.788		$38.664		$30.663		$26.008		$30.709
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0		0		0		1		1		1
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$29.408	$34.759	$31.154	$26.716	$28.252		$26.536		$21.482		$19.749		$20.732		$18.303
Accumulation unit value at end of period	$37.550	$29.408	$34.759	$31.154	$26.716		$28.252		$26.536		$21.482		$19.749		$20.732
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0		0		0		0		0		0
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$46.848	$48.982	$39.009	$39.531	$38.219		$34.449		$26.920		$23.121		$24.866		$22.115
Accumulation unit value at end of period	$62.335	$46.848	$48.982	$39.009	$39.531		$38.219		$34.449		$26.920		$23.121		$24.866
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1		1		1		2		2		2
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$11.048	$12.382	$10.216	$9.838	$10.586	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.17	$11.048	$12.382	$10.216	$9.838	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.636	$28.863	$20.504	$18.438	$22.239		$22.400		$24.140		$20.604		$25.607		$21.620
Accumulation unit value at end of period	$30.66	$23.636	$28.863	$20.504	$18.438		$22.239		$22.400		$24.140		$20.604		$25.607
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	1		1		1		1		0		0

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$99.928	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810
Accumulation unit value at end of period	$125.027	$99.928	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$54.510	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837
Accumulation unit value at end of period	$69.713	$54.510	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$88.261	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173
Accumulation unit value at end of period	$112.079	$88.261	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.798	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085
Accumulation unit value at end of period	$15.575	$12.798	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.755	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833
Accumulation unit value at end of period	$20.898	$16.755	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$26.017	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326
Accumulation unit value at end of period	$30.616	$26.017	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$46.611	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600
Accumulation unit value at end of period	$61.488	$46.611	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.965	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726
Accumulation unit value at end of period	$9.737	$8.965	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$45.485	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368
Accumulation unit value at end of period	$61.244	$45.485	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.473	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829
Accumulation unit value at end of period	$28.750	$22.473	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.803	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920
Accumulation unit value at end of period	$14.112	$11.803	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.993	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047
Accumulation unit value at end of period	$3.907	$2.993	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	5	5	5

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.653	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971
Accumulation unit value at end of period	$3.550	$2.653	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.525	$10.507	$9.182	$8.755	$9.048	$8.875	$8.318	$6.987	$7.219	$6.611
Accumulation unit value at end of period	$11.238	$9.525	$10.507	$9.182	$8.755	$9.048	$8.875	$8.318	$6.987	$7.219
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.752	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608
Accumulation unit value at end of period	$2.876	$2.752	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.353	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722
Accumulation unit value at end of period	$2.351	$2.353	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0	0	0	1	10	10

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.536	$12.054	$11.419	$10.304	$10.982	$11.022	$10.679	$9.221	$9.044	$8.080
Accumulation unit value at end of period	$13.103	$11.536	$12.054	$11.419	$10.304	$10.982	$11.022	$10.679	$9.221	$9.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.184	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533
Accumulation unit value at end of period	$3.826	$3.184	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	2	2	2	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.660	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161
Accumulation unit value at end of period	$4.367	$3.660	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	2	6	6	6	6	6	12	12
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.671	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988
Accumulation unit value at end of period	$43.737	$37.671	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$72.268	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141
Accumulation unit value at end of period	$93.362	$72.268	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$58.143	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752
Accumulation unit value at end of period	$72.753	$58.143	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$108.213	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439
Accumulation unit value at end of period	$142.705	$108.213	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$300.604	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671
Accumulation unit value at end of period	$387.675	$300.604	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$27.051	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427
Accumulation unit value at end of period	$33.032	$27.051	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$20.615		$23.092		$21.706		$19.048		$20.407		$19.403		$15.407		$13.737		$14.137		$12.949
Accumulation unit value at end of period		$24.809		$20.615		$23.092		$21.706		$19.048		$20.407		$19.403		$15.407		$13.737		$14.137
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$26.652		$28.599		$24.160		$21.204		$22.414		$20.997		$16.490		$15.001		$14.413		$12.168
Accumulation unit value at end of period		$33.817		$26.652		$28.599		$24.160		$21.204		$22.414		$20.997		$16.490		$15.001		$14.413
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$30.961		$36.198		$33.317		$26.063		$28.663		$29.027		$21.700		$18.670		$19.757		$15.693
Accumulation unit value at end of period		$38.407		$30.961		$36.198		$33.317		$26.063		$28.663		$29.027		$21.700		$18.670		$19.757
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$16.856		$17.544		$17.089		$16.124		$17.084		$17.082		$16.839		$15.212		$15.104		$13.869
Accumulation unit value at end of period		$17.883		$16.856		$17.544		$17.089		$16.124		$17.084		$17.082		$16.839		$15.212		$15.104
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$11.623		$11.799		$11.858		$11.997		$12.161		$11.981		$12.482		$12.478		$12.025		$11.633
Accumulation unit value at end of period		$12.008		$11.623		$11.799		$11.858		$11.997		$12.161		$11.981		$12.482		$12.478		$12.025
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$26.617		$32.199		$23.355		$20.253		$25.658		$28.526		$29.324		$26.394		$31.948		$27.672
Accumulation unit value at end of period		$33.111		$26.617		$32.199		$23.355		$20.253		$25.658		$28.526		$29.324		$26.394		$31.948
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period		$21.912		$23.733		$19.106		$19.943		$19.670		$17.401		$13.693		$12.255		$12.655		$11.809
Accumulation unit value at end of period		$29.225		$21.912		$23.733		$19.106		$19.943		$19.670		$17.401		$13.693		$12.255		$12.655
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period		$24.780		$26.939		$21.359		$21.310		$19.698		$14.792		$12.970	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period		$33.820		$24.780		$26.939		$21.359		$21.310		$19.698		$14.792		$12.970	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period		$15.155		$16.171		$15.531		$14.885		$15.548		$15.451		$15.795		$14.218		$14.387		$12.767
Accumulation unit value at end of period		$16.458		$15.155		$16.171		$15.531		$14.885		$15.548		$15.451		$15.795		$14.218		$14.387
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$3.836		$3.458		$3.614		$3.217
Accumulation unit value at end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$3.836		$3.458		$3.614
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!		$13.317		$11.710
Accumulation unit value at end of period	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!		$13.317
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period		$32.567		$37.080		$33.153		$28.694		$31.121		$28.388		$20.560		$17.797		$18.568		$15.368
Accumulation unit value at end of period		$40.331		$32.567		$37.080		$33.153		$28.694		$31.121		$28.388		$20.560		$17.797		$18.568
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period		$11.116		$12.250		$11.491		$10.193		$10.172		$9.182		$7.137		$6.123	$	N/A	$	N/A
Accumulation unit value at end of period		$13.652		$11.116		$12.250		$11.491		$10.193		$10.172		$9.182		$7.137		$6.123	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period		$26.590		$26.842		$23.602		$27.149		$26.803		$22.812		$16.531		$13.927		$13.646		$13.199
Accumulation unit value at end of period		$34.593		$26.590		$26.842		$23.602		$27.149		$26.803		$22.812		$16.531		$13.927		$13.646
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period		$26.790		$29.077		$26.195		$26.145		$27.029		$24.017		$23.815		$18.933		$20.625		$17.876
Accumulation unit value at end of period		$32.353		$26.790		$29.077		$26.195		$26.145		$27.029		$24.017		$23.815		$18.933		$20.625
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.456	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754
Accumulation unit value at end of period	$31.967	$27.456	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period		$24.531		$28.343		$25.373		$22.530		$23.573		$20.858		$16.057		$13.586		$13.544		$11.174
Accumulation unit value at end of period		$30.531		$24.531		$28.343		$25.373		$22.530		$23.573		$20.858		$16.057		$13.586		$13.544
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period		$32.616		$37.723		$33.342		$28.247		$30.374		$28.228		$20.204		$17.188		$18.382		$14.727
Accumulation unit value at end of period		$39.894		$32.616		$37.723		$33.342		$28.247		$30.374		$28.228		$20.204		$17.188		$18.382
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period		$24.819		$26.941		$22.430		$20.591		$20.792		$18.592		$13.901		$12.035		$12.491		$11.201
Accumulation unit value at end of period		$32.106		$24.819		$26.941		$22.430		$20.591		$20.792		$18.592		$13.901		$12.035		$12.491
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period		$66.094		$66.868		$57.503		$55.987		$56.671		$53.194		$45.090		$40.421		$40.503		$38.060
Accumulation unit value at end of period		$79.552		$66.094		$66.868		$57.503		$55.987		$56.671		$53.194		$45.090		$40.421		$40.503
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period		$84.399		$86.328		$69.000		$62.541		$61.231		$55.423		$42.641		$37.029		$38.256		$30.960
Accumulation unit value at end of period		$112.272		$84.399		$86.328		$69.000		$62.541		$61.231		$55.423		$42.641		$37.029		$38.256
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period		$44.722		$48.913		$39.216		$39.131		$40.788		$38.664		$30.663		$26.008		$30.709		$27.001
Accumulation unit value at end of period		$56.663		$44.722		$48.913		$39.216		$39.131		$40.788		$38.664		$30.663		$26.008		$30.709
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period		$29.408		$34.759		$31.154		$26.716		$28.252		$26.536		$21.482		$19.749		$20.732		$18.303
Accumulation unit value at end of period		$37.550		$29.408		$34.759		$31.154		$26.716		$28.252		$26.536		$21.482		$19.749		$20.732
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period		$46.848		$48.982		$39.009		$39.531		$38.219		$34.449		$26.920		$23.121		$24.866		$22.115
Accumulation unit value at end of period		$62.335		$46.848		$48.982		$39.009		$39.531		$38.219		$34.449		$26.920		$23.121		$24.866
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$	#REF!	$	#REF!	$	#REF!	$	#REF!		$10.586	$	#REF!	$	#REF!	$	#REF!		$13.233	$	N/A
Accumulation unit value at end of period	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!	$	#REF!		$13.233
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period		$11.048		$12.382		$10.216		$9.838	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A		$21.620
Accumulation unit value at end of period		$13.170		$11.048		$12.382		$10.216		$9.838	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)		—		—		—		—		—		—		—		—		—		—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$98.250	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423
Accumulation unit value at end of period	$122.806	$98.250	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$53.594	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604
Accumulation unit value at end of period	$68.475	$53.594	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$86.778	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832
Accumulation unit value at end of period	$110.088	$86.778	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.583	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036
Accumulation unit value at end of period	$15.298	$12.583	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.474	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762
Accumulation unit value at end of period	$20.527	$16.474	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$25.620	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246
Accumulation unit value at end of period	$30.119	$25.620	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$45.828	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409
Accumulation unit value at end of period	$60.396	$45.828	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.814	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663
Accumulation unit value at end of period	$9.564	$8.814	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$44.721	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212
Accumulation unit value at end of period	$60.156	$44.721	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.173	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784
Accumulation unit value at end of period	$28.339	$22.173	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.605	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816
Accumulation unit value at end of period	$13.861	$11.605	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.943	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030
Accumulation unit value at end of period	$3.838	$2.943	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.609	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955
Accumulation unit value at end of period	$3.487	$2.609	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$10.051	$11.099	$9.709	$9.266	$9.585	$9.411	$8.227	$7.424	$7.678	$7.038
Accumulation unit value at end of period	$11.847	$10.051	$11.099	$9.709	$9.266	$9.585	$9.411	$8.227	$7.424	$7.678
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.706	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587
Accumulation unit value at end of period	$2.825	$2.706	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.314	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700
Accumulation unit value at end of period	$2.310	$2.314	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.643	$12.178	$11.547	$10.430	$11.127	$11.180	$10.562	$9.371	$9.200	$8.227
Accumulation unit value at end of period	$13.212	$11.643	$12.178	$11.547	$10.430	$11.127	$11.180	$10.562	$9.371	$9.200
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.130	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521
Accumulation unit value at end of period	$3.758	$3.130	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.599	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144
Accumulation unit value at end of period	$4.289	$3.599	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.039	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778
Accumulation unit value at end of period	$42.960	$37.039	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$71.054	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857
Accumulation unit value at end of period	$91.704	$71.054	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$57.166	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504
Accumulation unit value at end of period	$71.461	$57.166	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$106.395	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112
Accumulation unit value at end of period	$140.170	$106.395	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$295.555	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607
Accumulation unit value at end of period	$380.789	$295.555	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.638	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307
Accumulation unit value at end of period	$32.496	$26.638	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$20.300	$22.762	$21.417	$18.812	$20.175	$19.201	$15.262		$13.620		$14.031		$12.865
Accumulation unit value at end of period	$24.406	$20.300	$22.762	$21.417	$18.812	$20.175	$19.201		$15.262		$13.620		$14.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.245	$28.191	$23.838	$20.942	$22.159	$20.778	$16.334		$14.874		$14.305		$12.088
Accumulation unit value at end of period	$33.269	$26.245	$28.191	$23.838	$20.942	$22.159	$20.778		$16.334		$14.874		$14.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.488	$35.680	$32.873	$25.741	$28.336	$28.725	$21.495		$18.512		$19.609		$15.591
Accumulation unit value at end of period	$37.784	$30.488	$35.680	$32.873	$25.741	$28.336	$28.725		$21.495		$18.512		$19.609
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$16.599	$17.294	$16.861	$15.925	$16.889	$16.904	$16.680		$15.083		$14.990		$13.779
Accumulation unit value at end of period	$17.593	$16.599	$17.294	$16.861	$15.925	$16.889	$16.904		$16.680		$15.083		$14.990
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.445	$11.631	$11.700	$11.849	$12.023	$11.856	$12.364		$12.372		$11.935		$11.557
Accumulation unit value at end of period	$11.814	$11.445	$11.631	$11.700	$11.849	$12.023	$11.856		$12.364		$12.372		$11.935
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.211	$31.738	$23.043	$20.003	$25.366	$28.229	$29.047		$26.171		$31.708		$27.491
Accumulation unit value at end of period	$32.573	$26.211	$31.738	$23.043	$20.003	$25.366	$28.229		$29.047		$26.171		$31.708
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$21.577	$23.394	$18.852	$19.697	$19.446	$17.220	$13.564		$12.151		$12.560		$11.732
Accumulation unit value at end of period	$28.750	$21.577	$23.394	$18.852	$19.697	$19.446	$17.220		$13.564		$12.151		$12.560
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.401	$26.554	$21.074	$21.046	$19.492	$14.652	$12.860	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$33.272	$24.401	$26.554	$21.074	$21.046	$19.492	$14.652		$12.860	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		N/A		N/A
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$14.923	$15.940	$15.324	$14.701	$15.371	$15.290	$15.645		$14.098		$14.279		$12.684
Accumulation unit value at end of period	$16.190	$14.923	$15.940	$15.324	$14.701	$15.371	$15.290		$15.645		$14.098		$14.279
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$30.026	$35.350	$26.435	$26.992	$26.544	$26.516	$21.287		$17.944		$19.998		$17.621
Accumulation unit value at end of period	$38.716	$30.026	$35.350	$26.435	$26.992	$26.544	$26.516		$21.287		$17.944		$19.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.498	$26.070	$22.786	$20.871	$20.637	$19.057	$14.782		$12.924		$13.217		$11.634
Accumulation unit value at end of period	$30.364	$23.498	$26.070	$22.786	$20.871	$20.637	$19.057		$14.782		$12.924		$13.217
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$32.070	$36.551	$32.711	$28.339	$30.767	$28.092	$20.366		$17.646		$18.429		$15.268
Accumulation unit value at end of period	$39.677	$32.070	$36.551	$32.711	$28.339	$30.767	$28.092		$20.366		$17.646		$18.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$10.946	$12.075	$11.338	$10.067	$10.056	$9.086	$7.069		$6.071	$	N/A	$	N/A
Accumulation unit value at end of period	$13.431	$10.946	$12.075	$11.338	$10.067	$10.056	$9.086		$7.069		$6.071	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$26.184	$26.458	$23.287	$26.813	$26.498	$22.574	$16.375		$13.809		$13.543		$13.113
Accumulation unit value at end of period	$34.031	$26.184	$26.458	$23.287	$26.813	$26.498	$22.574		$16.375		$13.809		$13.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$26.381	$28.661	$25.846	$25.822	$26.721	$23.767	$23.590		$18.773		$20.470		$17.759
Accumulation unit value at end of period	$31.828	$26.381	$28.661	$25.846	$25.822	$26.721	$23.767		$23.590		$18.773		$20.470
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.037	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638
Accumulation unit value at end of period	$31.448	$27.037	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$24.172	$27.955	$25.050	$22.266	$23.319		$20.653		$15.915		$13.479		$13.451		$11.108
Accumulation unit value at end of period	$30.055	$24.172	$27.955	$25.050	$22.266		$23.319		$20.653		$15.915		$13.479		$13.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.068	$37.126	$32.847	$27.855	$29.981		$27.890		$19.982		$17.016		$18.216		$14.608
Accumulation unit value at end of period	$39.186	$32.068	$37.126	$32.847	$27.855		$29.981		$27.890		$19.982		$17.016		$18.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.455	$26.573	$22.145	$20.349	$20.568		$18.410		$13.779		$11.941		$12.405		$11.135
Accumulation unit value at end of period	$31.604	$24.455	$26.573	$22.145	$20.349		$20.568		$18.410		$13.779		$11.941		$12.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$64.984	$65.810	$56.648	$55.209	$55.938		$52.557		$44.594		$40.016		$40.136		$37.753
Accumulation unit value at end of period	$78.139	$64.984	$65.810	$56.648	$55.209		$55.938		$52.557		$44.594		$40.016		$40.136
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$82.981	$84.962	$67.974	$61.672	$60.439		$54.760		$42.173		$36.658		$37.910		$30.710
Accumulation unit value at end of period	$110.278	$82.981	$84.962	$67.974	$61.672		$60.439		$54.760		$42.173		$36.658		$37.910
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$43.971	$48.139	$38.633	$38.587	$40.260		$38.201		$30.326		$25.748		$30.431		$26.783
Accumulation unit value at end of period	$55.656	$43.971	$48.139	$38.633	$38.587		$40.260		$38.201		$30.326		$25.748		$30.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$28.959	$34.263	$30.738	$26.385	$27.931		$26.259		$21.279		$19.582		$20.576		$18.184
Accumulation unit value at end of period	$36.941	$28.959	$34.263	$30.738	$26.385		$27.931		$26.259		$21.279		$19.582		$20.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$46.061	$48.206	$38.429	$38.981	$37.725		$34.037		$26.624		$22.889		$24.641		$21.937
Accumulation unit value at end of period	$61.228	$46.061	$48.206	$38.429	$38.981		$37.725		$34.037		$26.624		$22.889		$24.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$10.919	$12.250	$10.116	$9.752	$10.502	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.004	$10.919	$12.250	$10.116	$9.752	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.334	$28.523	$20.283	$18.256	$22.042		$22.223		$23.972		$20.482		$25.480		$21.534
Accumulation unit value at end of period	$30.239	$23.334	$28.523	$20.283	$18.256		$22.042		$22.223		$23.972		$20.482		$25.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Alger Large Cap Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period	$98.250	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423
Accumulation unit value at end of period	$122.806	$98.250	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period	$53.594	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604
Accumulation unit value at end of period	$68.475	$53.594	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period	$86.778	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832
Accumulation unit value at end of period	$110.088	$86.778	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.583	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036
Accumulation unit value at end of period	$15.298	$12.583	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$16.474	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762
Accumulation unit value at end of period	$20.527	$16.474	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
BNY Mellon I.P. Mid Cap Stock Subaccount, name change as of 6/3/19 (formerly Dreyfus I.P. Mid Cap Stock Subaccount)
Accumulation unit value at beginning of period	$25.620	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246
Accumulation unit value at end of period	$30.119	$25.620	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

BNY Mellon Sustainable U.S Equity Portfolio, name change as of 6/3/19 (formerly Dreyfus Sustainable U.S. Equity Portfolio), name change as of 5/1/17 (formerly Dreyfus Socially Responsible Growth Subaccount)

Accumulation unit value at beginning of period	$45.828	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409
Accumulation unit value at end of period	$60.396	$45.828	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Deutsche Bond VIP Subaccount, name change as of 7/2/18 (formerly DWS Bond VIP Subaccount, name change as of 8/11/14 (formerly Scudder Bond Subaccount)))
Accumulation unit value at beginning of period	$8.814	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663
Accumulation unit value at end of period	$9.564	$8.814	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Capital Growth VIP Subaccount (formerly Deutsche Capital Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Capital Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Capital Growth Subaccount)))

Accumulation unit value at beginning of period	$44.721	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212
Accumulation unit value at end of period	$60.156	$44.721	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Core Equity VIP Subaccount (formerly Deutsche Core Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Core Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS Growth & Income Subaccount)))

Accumulation unit value at beginning of period	$22.173	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784
Accumulation unit value at end of period	$28.339	$22.173	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® International VIP Subaccount (formerly Deutsche CROCI® International VIP Subaccount, name change as of 7/2/18 (formerly Deutsche International VIP Subaccount, name change as of 5/1/15 (formerly DWS International VIP Subaccount, name change as of 8/11/14 (formerly Scudder International Subaccount))))

Accumulation unit value at beginning of period	$11.605	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816
Accumulation unit value at end of period	$13.861	$11.605	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS CROCI® U.S. VIP Subaccount, name change as of 5/1/17 (formerly Deutsche CROCI® U.S. VIP Subaccount, name change as of 7/2/18 (formerly Deutsche Large Cap Value VIP Subaccount (formerly DWS Large Cap Value VIP Subaccount, name change as of 8/11/14 )))

Accumulation unit value at beginning of period	$2.943	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030
Accumulation unit value at end of period	$3.838	$2.943	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Equity VIP Subaccount (formerly Deutsche Global Equity VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Equity VIP Subaccount, name change as of 8/11/14 (formerly DWS International Select Equity VIP Subaccount))

Accumulation unit value at beginning of period	$2.609	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955
Accumulation unit value at end of period	$3.487	$2.609	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Global Income Builder VIP Subaccount (formerly Deutsche Global Income Builder VIP Subaccount, name change as of 7/2/18 (formerly DWS Global Income Builder VIP Subaccount, name change as of 8/11/14 (formerly DWS Balanced VIP Subaccount))

Accumulation unit value at beginning of period	$9.365	$10.341	$9.046	$8.633	$8.931	$9.411	$8.227	$6.917	$7.154	$6.557
Accumulation unit value at end of period	$11.038	$9.365	$10.341	$9.046	$8.633	$8.931	$9.411	$8.227	$6.917	$7.154
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government & Agency Securities VIP Subaccount (formerly Deutsche Government & Agency Securities VIP Subaccount, name change as of 7/2/18 (formerly DWS Government & Agency Securities VIP Subaccount, name change as of 8/11/14 (formerly Scudder Government & Agency Securities Subaccount))

Accumulation unit value at beginning of period	$2.706	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587
Accumulation unit value at end of period	$2.825	$2.706	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Government Money Market VIP Subaccount (formerly Deutsche Government Money Market VIP Subaccount, name change as of 7/2/18 (formerly DWS Money Market VIP Subaccount, name change as of 8/11/14 (formerly Scudder Money Market Subaccount))

Accumulation unit value at beginning of period	$2.314	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700
Accumulation unit value at end of period	$2.310	$2.314	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS High Income VIP Subaccount (formerly Deutsche High Income VIP Subaccount, name change as of 7/2/18 (formerly DWS High Income VIP Subaccount, name change as of 8/11/14 (formerly Scudder High Income Subaccount))

Accumulation unit value at beginning of period	$11.342	$11.863	$11.249	$10.161	$10.840	$11.046	$10.562	$9.129	$8.962	$8.015
Accumulation unit value at end of period	$12.871	$11.342	$11.863	$11.249	$10.161	$10.840	$11.046	$10.562	$9.129	$8.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Growth VIP Subaccount (formerly Deutsche Small Cap Growth VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Cap Growth VIP Subaccount, name change as of 8/11/14 (formerly Scudder Small Cap Growth Subaccount))

Accumulation unit value at beginning of period	$3.130	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521
Accumulation unit value at end of period	$3.758	$3.130	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

DWS Small Mid Cap Value VIP Subaccount (formerly Deutsche Small Mid Cap Value VIP Subaccount, name change as of 7/2/18 (formerly DWS Small Mid Cap Value Subaccount, name change as of 8/11/14 (formerly DWS Dreman Small Mid Cap Value VIP, formerly DWS Dreman Small Cap Value VIP Subaccount), name change as of 5/1/13)

Accumulation unit value at beginning of period	$3.599	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144
Accumulation unit value at end of period	$4.289	$3.599	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.039	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778
Accumulation unit value at end of period	$42.960	$37.039	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$71.054	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857
Accumulation unit value at end of period	$91.704	$71.054	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$57.166	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504
Accumulation unit value at end of period	$71.461	$57.166	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$106.395	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112
Accumulation unit value at end of period	$140.170	$106.395	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$295.555	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607
Accumulation unit value at end of period	$380.789	$295.555	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount (formerly Mutual Global Discovery Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.638	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307
Accumulation unit value at end of period	$32.496	$26.638	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Shares VIP Subaccount (formerly Mutual Shares Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$20.300	$22.762	$21.417	$18.812	$20.175	$19.201	$15.262		$13.620		$14.031		$12.865
Accumulation unit value at end of period	$24.406	$20.300	$22.762	$21.417	$18.812	$20.175	$19.201		$15.262		$13.620		$14.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Rising Dividends VIP Subaccount (formerly Franklin Rising Dividends Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.245	$28.191	$23.838	$20.942	$22.159	$20.778	$16.334		$14.874		$14.305		$12.088
Accumulation unit value at end of period	$33.269	$26.245	$28.191	$23.838	$20.942	$22.159	$20.778		$16.334		$14.874		$14.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Small Cap Value VIP Subaccount (formerly Franklin Small Cap Value Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$30.488	$35.680	$32.873	$25.741	$28.336	$28.725	$21.495		$18.512		$19.609		$15.591
Accumulation unit value at end of period	$37.784	$30.488	$35.680	$32.873	$25.741	$28.336	$28.725		$21.495		$18.512		$19.609
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin Strategic Income VIP Subaccount (formerly Franklin Strategic Income Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$16.599	$17.294	$16.861	$15.925	$16.889	$16.904	$16.680		$15.083		$14.990		$13.779
Accumulation unit value at end of period	$17.593	$16.599	$17.294	$16.861	$15.925	$16.889	$16.904		$16.680		$15.083		$14.990
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Franklin U.S. Government Securities VIP Subaccount (formerly Franklin U.S. Government Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$11.445	$11.631	$11.700	$11.849	$12.023	$11.856	$12.364		$12.372		$11.935		$11.557
Accumulation unit value at end of period	$11.814	$11.445	$11.631	$11.700	$11.849	$12.023	$11.856		$12.364		$12.372		$11.935
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Templeton Developing Markets VIP Subaccount (formerly Templeton Developing Markets Securities Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$26.211	$31.738	$23.043	$20.003	$25.366	$28.229	$29.047		$26.171		$31.708		$27.491
Accumulation unit value at end of period	$32.573	$26.211	$31.738	$23.043	$20.003	$25.366	$28.229		$29.047		$26.171		$31.708
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Capital Appreciation Subaccount (formerly Oppenheimer Capital Appreciation Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$21.577	$23.394	$18.852	$19.697	$19.446	$17.220	$13.564		$12.151		$12.560		$11.732
Accumulation unit value at end of period	$28.750	$21.577	$23.394	$18.852	$19.697	$19.446	$17.220		$13.564		$12.151		$12.560
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Subaccount (formerly Oppeheimer Discovery Mid Cap Growth Subaccount ), name changed as of 5/27/19
Accumulation unit value at beginning of period	$24.401	$26.554	$21.074	$21.046	$19.492	$14.652	$12.860	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$33.272	$24.401	$26.554	$21.074	$21.046	$19.492	$14.652		$12.860	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Subaccount (formerly Oppenheimer Global Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Global Securities Subaccount), name change as of 4/30/13
Accumulation unit value at beginning of period	$30.026	$35.350	$26.435	$26.992	$26.544	$26.516	$21.287		$17.944		$19.998		$17.621
Accumulation unit value at end of period	$38.716	$30.026	$35.350	$26.435	$26.992	$26.544	$26.516		$21.287		$17.944		$19.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Global Strategic Income Subaccount (formerly Oppenheimer Global Strategic Income Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$14.923	$15.940	$15.324	$14.701	$15.371	$15.290	$15.645		$14.098		$14.279		$12.684
Accumulation unit value at end of period	$16.190	$14.923	$15.940	$15.324	$14.701	$15.371	$15.290		$15.645		$14.098		$14.279
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco Oppenheimer V.I. Main Street Subaccount (formerly Oppenheimer Main Street Subaccount), name changed as of 5/27/19
Accumulation unit value at beginning of period	$23.498	$26.070	$22.786	$20.871	$20.637	$19.057	$14.782		$12.924		$13.217		$11.634
Accumulation unit value at end of period	$30.364	$23.498	$26.070	$22.786	$20.871	$20.637	$19.057		$14.782		$12.924		$13.217
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco Oppenheimer V.I. Main Street Small Cap Subaccount (formerly Oppenheimer Main Street Small Cap Subaccount), name changed as of 5/27/19, (formerly Oppenheimer Main Street Small & Mid Cap Subaccount), name change as of 4/30/13

Accumulation unit value at beginning of period	$32.070	$36.551	$32.711	$28.339	$30.767	$28.092	$20.366		$17.646		$18.429		$15.268
Accumulation unit value at end of period	$39.677	$32.070	$36.551	$32.711	$28.339	$30.767	$28.092		$20.366		$17.646		$18.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Diversified Dividend Subaccount (formerly Invesco Dividend Growth Subaccount)
Accumulation unit value at beginning of period	$10.946	$12.075	$11.338	$10.067	$10.056	$9.086	$7.069		$6.071	$	N/A	$	N/A
Accumulation unit value at end of period	$13.431	$10.946	$12.075	$11.338	$10.067	$10.056	$9.086		$7.069		$6.071	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		N/A
Invesco V.I. Health Care Subaccount (formerly Invesco V.I. Global Health Care Subaccount, name changed as of 4/30/18 (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period	$26.184	$26.458	$23.287	$26.813	$26.498	$22.574	$16.375		$13.809		$13.543		$13.113
Accumulation unit value at end of period	$34.031	$26.184	$26.458	$23.287	$26.813	$26.498	$22.574		$16.375		$13.809		$13.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period	$26.381	$28.661	$25.846	$25.822	$26.721	$23.767	$23.590		$18.773		$20.470		$17.759
Accumulation unit value at end of period	$31.828	$26.381	$28.661	$25.846	$25.822	$26.721	$23.767		$23.590		$18.773		$20.470
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		—		—		—

Invesco V.I. Managed Volatility Subaccount (formerly Invesco V.I. Utilities Subaccount) name change as of 4/30/14
Accumulation unit value at beginning of period	$27.037	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638
Accumulation unit value at end of period	$31.448	$27.037	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount (formerly JPMorgan Investment Trust MidCap Value)
Accumulation unit value at beginning of period	$24.172	$27.955	$25.050	$22.266	$23.319		$20.653		$15.915		$13.479		$13.451		$11.108
Accumulation unit value at end of period	$30.055	$24.172	$27.955	$25.050	$22.266		$23.319		$20.653		$15.915		$13.479		$13.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.068	$37.126	$32.847	$27.855	$29.981		$27.890		$19.982		$17.016		$18.216		$14.608
Accumulation unit value at end of period	$39.186	$32.068	$37.126	$32.847	$27.855		$29.981		$27.890		$19.982		$17.016		$18.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.455	$26.573	$22.145	$20.349	$20.568		$18.410		$13.779		$11.941		$12.405		$11.135
Accumulation unit value at end of period	$31.604	$24.455	$26.573	$22.145	$20.349		$20.568		$18.410		$13.779		$11.941		$12.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Balanced Subaccount, name change as of 6/5/17 (formerly Janus Aspen Balanced Subaccount)
Accumulation unit value at beginning of period	$64.984	$65.810	$56.648	$55.209	$55.938		$52.557		$44.594		$40.016		$40.136		$37.753
Accumulation unit value at end of period	$78.139	$64.984	$65.810	$56.648	$55.209		$55.938		$52.557		$44.594		$40.016		$40.136
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Enterprise Subaccount, name change as of 6/5/17 (formerly Janus Aspen Enterprise Subaccount)
Accumulation unit value at beginning of period	$82.981	$84.962	$67.974	$61.672	$60.439		$54.760		$42.173		$36.658		$37.910		$30.710
Accumulation unit value at end of period	$110.278	$82.981	$84.962	$67.974	$61.672		$60.439		$54.760		$42.173		$36.658		$37.910
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Global Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Global Research Subaccount)
Accumulation unit value at beginning of period	$43.971	$48.139	$38.633	$38.587	$40.260		$38.201		$30.326		$25.748		$30.431		$26.783
Accumulation unit value at end of period	$55.656	$43.971	$48.139	$38.633	$38.587		$40.260		$38.201		$30.326		$25.748		$30.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Mid Cap Value Subaccount, name changed 6/5/2017 (Janus Aspen Perkins Mid Cap Value Subaccount)
Accumulation unit value at beginning of period	$28.959	$34.263	$30.738	$26.385	$27.931		$26.259		$21.279		$19.582		$20.576		$18.184
Accumulation unit value at end of period	$36.941	$28.959	$34.263	$30.738	$26.385		$27.931		$26.259		$21.279		$19.582		$20.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Janus Henderson Research Subaccount, name change as of 6/5/17 (formerly Janus Aspen Janus Subaccount)
Accumulation unit value at beginning of period	$46.061	$48.206	$38.429	$38.981	$37.725		$34.037		$26.624		$22.889		$24.641		$21.937
Accumulation unit value at end of period	$61.228	$46.061	$48.206	$38.429	$38.981		$37.725		$34.037		$26.624		$22.889		$24.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—
Voya Global Equity Subaccount (formerly Voya Global Value Advantage), name change as of 5/1/16
Accumulation unit value at beginning of period	$10.919	$12.250	$10.116	$9.752	$10.502	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation unit value at end of period	$13.004	$10.919	$12.250	$10.116	$9.752	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		N/A		N/A		N/A		N/A		N/A
VY JPMorgan Emerging Markets Equity (formerly ING JPMorgan Emerging Markets Equity Subaccount), name change as of 5/1/14
Accumulation unit value at beginning of period	$23.334	$28.523	$20.283	$18.256	$22.042		$22.223		$23.972		$20.482		$25.480		$21.534
Accumulation unit value at end of period	$30.239	$23.334	$28.523	$20.283	$18.256		$22.042		$22.223		$23.972		$20.482		$25.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—		—		—		—		—

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements to be included in Part B:

All required financial statements are included in Part B of this registration statement.

(b) Exhibits:

1.1

A copy of resolution of the Board of Directors of Kemper Investors Life Insurance

Company dated September 13, 1977 is incorporated by reference to the Registration

Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

1.2

A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15,

1983 is incorporated by reference to the Registration Statement on Form N-4

(File No. 333-22375) filed on or about February 26, 1997.

2	Not Applicable.

3.1a

Distribution Agreement between Investors Brokerage Services, Inc. and KILICO is incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for ZALICO (File No. 333-02491) filed on or about April 12, 1996.

3.1b

Limited Principal Underwriter Agreement dated November 10, 2010 by and between

Zurich American Life Insurance Company and Investment Distributors, Inc. is incorporated by referenced to Post-Effective No. 47 to the Registration Statement on Form N-4

(File No. 2-72671) filed on April 29, 2011.

3.2

Addendum to Selling Group Agreement of Kemper Financial Services, Inc. is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form

N-4 (File No. 2-72671) filed on or about April 27, 1995.

3.3a

Selling Group Agreement of Investors Brokerage Services, Inc. is incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

3.4	General Agent Agreement is incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

4	Form of Variable Annuity Contract is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

4.1

Form of Guaranteed Minimum Death Benefit Rider is incorporated herein by reference to

Post-Effective Amendment No. 2 to the Registration Statement on Form N-4

(File No. 333-32840) filed on or about March 2, 2001.

4.2

Form of Earnings Based Death Benefit Rider is incorporated herein by reference to Post-

Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840)

filed on or about March 2, 2001.

4.3

Form of Guaranteed Retirement Income Benefit Rider is incorporated herein by reference to

Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No.

333-32840) filed on or about March 2, 2001.

5	Form of Application is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

6.1a

Kemper Investors Life Insurance Company Articles of Incorporation is incorporated by referenced to Post-Effective No. 47 to the Registration Statement on Form N-4 (File No.

2-72671) filed on April 29, 2011.

6.1b

Zurich American Life Insurance Company Articles of Incorporation is incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for ZALICO (File No. 333-02491)

filed on or about April 12, 1996.

6.2a	Kemper Investors Life Insurance Company Bylaws is incorporated by referenced to Post- Effective No. 47 to the Registration Statement on Form N-4 (File No. 2-72671) filed on April 29, 2011.

6.2b	Zurich American Life Insurance Company Bylaws is incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

7

Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity

Company (formerly known as Federal Kemper Life Assurance Company) is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4

(File No. 333-22375) filed on or about September 2, 2003.

8.1

Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and

Lexington Management Corporation (now known as ING Investors Trust) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4

(File No. 2-72671) filed on or about September 14, 1995.

8.2

Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and

Lexington Management Corporation (now known as ING Investors Trust) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form

N-4 (File No. 2-72671) filed on or about September 14, 1995.

8.3

Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital

Management LLC is incorporated by reference to Post-Effective Amendment No. 23 to the

Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

8.3(a)

Service Agreement between KILICO and Janus Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form

N-4 (File No. 2-72671) filed on or about April 28, 1997.

8.4(a)

Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment

No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about

April 26, 1996.

8.4(b)

Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable

Insurance Products Fund and Fidelity Distributors Corporation is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant

on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

8.4(c)

Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable

Insurance Products Fund and Fidelity Distributors Corporation is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on

Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

8.5(a)

Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund

II and Fidelity Distributors Corporation is incorporated by reference to Post-Effective

Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

8.5(b)

Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable

Insurance Products Fund II and Fidelity Distributors Corporation is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the

Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

8.6(a)

Participation Agreement between KILICO and Scudder Variable Life Investment Fund

(formerly, DWS Variable Series I and now known as Deutsche Variable Series I) is incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1

(File No. 333-22389) filed on or about April 20, 1999.

8.6(b)

Participating Contract and Policy Agreement between KILICO and Scudder Kemper

Investments, Inc. is incorporated by reference to Amendment No. 5 to the Registration

Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

8.6(c)

Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc. is incorporated by reference to Amendment No. 5 to the Registration Statement on Form

S-1 (File No. 333-22389) filed on or about April 20, 1999.

8.6(f)

Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American

Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment

Fund and Scudder Variable Series I and now known as Deutsche Variable Series I), dated

April 11, 2011 is incorporated by reference to Post-Effective No. 22 to the Registration

Statement on Form N-4 (File No. 333-22375) filed on April 29, 2011.

8.7(a)

Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible

Growth Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 28 to the

Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

8.7(b)

Administrative Services Agreement by and between The Dreyfus Corporation and

KILICO (redacted) is incorporated by reference to Amendment No. 6 to the Registration

Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

8.7(c)

November 1, 1999 Amendment to Fund Participation Agreement between KILICO and

The Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference to

Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

8.7(d)

November 1, 1999 Amendment to Administrative Services Agreement by and between

The Dreyfus Corporation and KILICO (redacted) is incorporated by reference to Amendment

No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about

April 17, 2000.

8.7(e)

Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich

American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc.,

Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and

Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011 is incorporated by reference to Post-Effective No. 22 to the Registration Statement on Form

N-4 (File No. 333-22375) filed on April 29, 2011.

8.8

Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II is incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on

Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

8.9(a)

Fund Participation Agreement by and among The Alger American Fund, ZALICO and

Fred Alger & Company, Incorporated is incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about

April 17, 2000.

8.9(b)

Service Agreement between Fred Alger Management, Inc. and KILICO (redacted) is incorporated by reference to Amendment No. 6 to the Registration Statement on

Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

8.9(c)

Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich

American Life Insurance Company, The Alger Portfolios (formerly The Alger American

Fund), and Fred Alger & Company Incorporated, dated April 1, 2011 is incorporated by reference to Post-Effective No. 22 to the Registration Statement on Form N-4

(File No. 333-22375) filed on April 29, 2011.

8.10

Fund Participation Agreement by and between KILICO and American Century Investment

Management, Inc. is incorporated by reference to the Registration Statement on Form S-1

(File No. 333-32632) filed on or about March 16, 2000.

8.11

Fund Participation Agreement among KILICO, Zurich American Fund (now known as

DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc. is

incorporated by reference to Amendment No. 3 to the Registration Statement of ZALICO

on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

8.12

Participation Agreement among Franklin Templeton Variable Insurance Products Trust,

Franklin Templeton Distributors, Inc. and Zurich American Life Insurance Company is

incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1

(File No. 333-22389) filed on or about April 26, 2001.

8.13(a)

Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO

Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO

Funds Group, Inc. and INVESCO Distributors, Inc. is incorporated herein by reference to

Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No.

2-72671) filed on or about April 27, 2004.

8.13(b)

Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO

Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper

Investors Life Insurance Company is incorporated herein by reference to Post-Effective

Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

8.13(c)

Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper

Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors,

Inc., dated May 28, 2008 is incorporated by reference to Post-Effective No. 22 to the

Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2011.

8.13(d)

Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper

Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors,

Inc., dated April 30, 2010 is incorporated by reference to Post-Effective No. 22 to the

Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2011.

8.13(e)

Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich

American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable

Insurance Funds), and Invesco Distributors, Inc. is incorporated by reference to

Post-Effective No. 22 to the Registration Statement on Form N-4 (File No. 333-22375)

filed on April 29, 2011.

8.14(a)

Form of Fund Participation Agreement between KILICO and One Group Investment Trust

(now known as JPMorgan Investment Trust) is incorporated herein by reference to

Post-Effective Amendment No. 39 to the Registration Statement on Form N-4

(File No. 2-72671) filed on or about April 27, 2004.

8.14(b)

Form of Supplemental Payment Agreement (redacted) is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4

(File No. 2-72671) filed on or about April 27, 2004.

8.15

Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to

Post-Effective Amendment No. 18 to the Registration Statement on Form N-4

(File No. 333-22375) filed on or about April 27, 2007.

9	Opinion and Consent of Counsel is filed herewith as Exhibit 9.

10	Consent of PricewaterhouseCoopers LLP, Independent Accountants is filed herewith as Exhibit 10.

11.1

Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003 is incorporated by reference to Form 10-K for Kemper Investor Life Insurance

Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

11.2

Schedule IV: Reinsurance (year ended December 31, 2004) is incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended

December 31, 2004 filed on or about March 30, 2005.

11.3

Schedule IV: Reinsurance (year ended December 31, 2003) is incorporated by reference to

Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31,

2003 filed on or about March 31, 2004.

11.4

Schedule V: Valuation and qualifying accounts (year ended December 31, 2004) is incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended

December 31, 2004 filed on or about March 30, 2005.

11.5

Schedule V: Valuation and qualifying accounts (year ended December 31, 2003) is incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended

December 31, 2003 filed on or about March 31, 2004.

12	Not Applicable.

15.1

Powers of Attorney for Vinay Awati, Stuart C. Berman, Debra K. Broek, Bob J. Burne, David J.

Dietz, Richard J. Hauser, Ira J. Kleinman, Louis W. Pietroluongo, and Coleen M. Zitt is

incorporated by reference to Post-Effective No. 55 to the Registration Statement on

N-4 (File No. 002-72671) filed on May 1, 2019.

Item 25.	Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)

The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO
Vinay Awati[1]	Vice President, Chief Financial Officer and Treasurer, Ad Interim
Stuart C. Berman[2]	Director
Debra K. Broek[4]	Director
Bob J. Burne[1]	Director
Patrick J. Carty[2]	Vice President, General Counsel and Corporate Secretary
Dave Dampman[3]	Vice President, Operations
Mary Dening[2]	Assistant Vice President, Actuary
David Jay Dietz[2]	Director, President and Chief Executive Officer
Eileen Ehlers[3]	Assistant Vice President, Underwriting
Cathy Elizabeth Ehrlich[2]	Vice President, Chief Actuary, and Illustration Actuary
Ryan Dylan Gibbons[1]	Assistant Secretary
Richard James Hauser[1]	Chairman of the Board, Director, and Assistant Secretary
Amy Jackson[1]	Assistant Secretary
Novian E. Junus[10]	Appointed Actuary
Ira J. Kleinman[5]	Director
Jane Larson[1]	Chief Compliance Officer, Ad Interim
Audrey Martin[2]	Vice President
Eoin McNamara[2]	Vice President and Chief Risk Officer
Katie Miller[1]	Assistant Secretary
Jon Nagel[2]	Assistant Secretary
Adam Page[1]	Chief Information Security Officer
Louis W. Pietroluongo[6]	Director
German Ramirez[1]	Assistant Secretary
Farah Rehman[7]	Vice President and Responsible Officer, Illustrations
Michael Rohwetter[2]	Vice President and Chief Investment Officer
Juanita Thomas[8]	Vice President and 38a-1 Chief Compliance Officer
Li Jun Wang[1]	Assistant Secretary
Feng Zhao[9]	Vice President

1	The principal business address is 1299 Zurich Way, Schaumburg, IL 60196-1056.
2	The principal business address is 150 Greenwich St., New York, NY 10007.
3	The principal business address is 7045 College Blvd., Overland Park, KS 66211.
4	The principal business address is 716 Fairway Dr., Rock Valley, Iowa 51274.
5	The principal business address is 36 Overlook Road, Livingston, NJ 07039.
6	The principal business address is 17 Marycrest Road, West Nyack, NY 10994.
7	The principal business address is 2000 Sam Houston Parkway, Houston, TX 77042.
8	The principal business address is 4962 Cross Pointe Dr., Oldsmar, FL 34677.
9	The principal business address is 199 Scott Swamp Rd., Farmington, CT 06032.
10	The principal business address is 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domicile	Ownership	%
Access Franchise Management Limited	GBR	Zurich Assurance Ltd	100.00000
ACN 000 141 051 Ltd.	AUS	Zurich Financial Services Australia Limited	100.00000
Afterland Limited	GBR	Zurich Assurance Ltd	100.00000
AG Haus der Wirtschaft	CHE	Zurich Versicherungs-Gesellschaft AG	8.16327
Allied Dunbar Assurance plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	100.00000
Allied Dunbar Financial Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Healthcare Marketing Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Provident plc	GBR	Allied Dunbar Assurance plc	100.00000
Allied Zurich Holdings Limited	JEY	Zurich Versicherungs-Gesellschaft AG	100.00000
Allied Zurich Limited	GBR	Zurich Insurance Group Ltd.	100.00000
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00000
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00000
Applyhere Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	100.00000
Ashdale Land and Property Company Limited	GBR	Zurich Insurance plc	100.00000
Asistbras S/A Assistência ao Viajante	BRA	Travel Ace Internacional de Servicios S.A.	65.00000
Assistance Online (China) Co Ltd	CHN	Assistancee Online Pte. Ltd	100.00000
Assistancee Online HK Ltd	HKG	Assistancee Online HK Ltd	0.00000
Assistancee Online HK Ltd	HKG	Assistancee Online Pte. Ltd	100.00000
Assistancee Online Pte. Ltd	SGP	Customer Care Assistance Pty Ltd	100.00000
Associated Marine Insurers Agents Pty. Limited	AUS	Zurich Financial Services Australia Limited	100.00000
ASTIS Holdings Limited	AUS	Cover-More Finance Pty Limited	100.00000
Aust Office 1, LLC	DE	Zurich American Insurance Company	100.00000
autoSense AG	CHE	Zürich Versicherungs-Gesellschaft AG	33.33000
Ballykilliane Holdings Limited	IRL	Zurich Insurance plc	100.00000
Bansabadell Pensiones, E.G.F.P, S.A.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	ESP	Zurich Versicherungs-Gesellschaft AG	50.00000
Bansabadell Servicios Auxiliares De Seguros, S.L.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	100.00000
Bansabadell Vida S.A. de Seguros y Reaseguros	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Benefit Finance Partners, L.L.C.	DE	Zurich Benefit Finance LLC	50.00000
BFP Securities LLC	DE	Benefit Finance Partners, L.L.C.	100.00000
Bloomington Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
Bloomington Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP, LLC	DE	Bloomington Office MGP Manager, Inc	1.00000
Blue Insurance Australia Pty Ltd	AUS	Blue Insurance Limited	100.00000
Blue Insurance Limited	IRL	Cover-More Australia Pty Ltd	97.61000
Blue Marble Capital L.P.	BMU	Blue Marble Micro Limited	100.00000
Blue Marble Micro Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Blue Marble Microinsurance, Inc.	DE	Blue Marble Micro Limited	100.00000
Bonus Pensionskassen Aktiengesellschaft	AUT	Zurich Versicherungs-Aktiengesellschaft	87.50000
BONUS Vorsorgekasse AG	AUT	Zurich Versicherungs-Aktiengesellschaft	50.00000
BOS Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
BOS Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 2 LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 3, LLC	DE	Farmers New World Life Insurance Company	100.00000
BOS Office 4, LLC	DE	Zurich American Insurance Company	100.00000
BOS Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Bright Box Europe S.A.	CHE	Bright Box HK Limited	100.00000
Bright Box HK Limited	CHN	Zürich Versicherungs-Gesellschaft AG	100.00000
Bright Box Hungary KFT	HUN	Bright Box HK Limited	100.00000
Bright Box Middle East FZCO	ARE	Bright Box HK Limited	100.00000
Bright Box North America, Inc.	DE	Bright Box Europe S.A.	100.00000
Brinker Retail MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bristlecourt Limited	GBR	Zurich Assurance Ltd	100.00000
Cayley Aviation Ltd.	BMU	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
Celta Assistance SL	ESP	Universal Assistance S.A.	100.00000
Centre Group Holdings (U.S.) Limited	DE	Zurich Structured Finance, Inc.	100.00000
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00000
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00000
Centre Reinsurance (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
Centre Solutions (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
Centre Solutions (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
Charlotte Industrial 2, LLC	DE	Farmers New World Life Insurance Company	100.00000
Charlotte Office 1, LLC	DE	Zurich American Insurance Company	100.00000
CHI APT 1, LLC	DE	Zurich American Insurance Company	100.00000
CHI IND 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Chilena Consolidada Seguros de Vida S.A.	CHL	Inversiones Suizo Chilena S.A.	98.97703
Chilena Consolidada Seguros Generales S.A.	CHL	Chilena Consolidada Seguros de Vida S.A.	7.40525
Chilena Consolidada Seguros Generales S.A.	CHL	Inversiones Suizo Chilena S.A.	82.73165
COFITEM-COFIMUR	FRA	Zurich Versicherungs-Gesellschaft AG	12.40521
Collierville Center, LP	DE	Zurich Structured Finance, Inc.	99.00000
Collierville MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Collierville Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Collierville Office MGP, LLC	DE	Collierville MGP Manager, Inc.	1.00000
Colonial American Casualty and Surety Company	IL	Fidelity and Deposit Company of Maryland	100.00000
Concisa Vorsorgeberatung und Management AG	AUT	Bonus Pensionskassen Aktiengesellschaft	100.00000
Concourse Skelmersdale Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Cover-More (NZ) Limited	NZL	Cover-More Australia Pty Ltd	100.00000
Cover-More Asia Pte. Ltd	SGP	Travel Assist Pty Limited	100.00000
Cover-More Australia Pty Ltd	AUS	Cover-More Holdings Pty Ltd	100.00000
Cover-More Finance Pty Limited	AUS	Cover-More Group Limited	100.00000
Cover-More Group Limited	AUS	Zurich Travel Solutions Pty Limited	100.00000
Cover-More Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Cover-More Holdings USA Inc.	DE	Travel Assist Pty Limited	100.00000
Cover-More Inc.	DE	Cover-More Holdings USA Inc.	100.00000
Cover-More Insurance Services Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Cover-More Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
CP Holding Limited	VGB	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
CREC (Collierville), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Durham), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Hagerstown) Lender, LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Las Vegas), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Sacramento), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Sioux Falls) Lender, LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Sioux Falls), LLC	DE	Zurich Structured Finance, Inc.	100.00000
Cursud N.V.	ANT	Zurich Versicherungs-Gesellschaft AG	100.00000
Customer Care Assistance Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
Customer Care Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Customer Care Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
DA Deutsche Allgemeine Versicherung Aktiengesellschaft	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Dallas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Dallas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Dallas Office MGP, LLC	DE	Dallas Office MGP Manager, Inc.	1.00000
Dallas Tower LP	DE	Zurich Structured Finance, Inc.	99.00000
Davidson Trahaire Corpsych (Singapore) Pte. Limited	SGP	DTC Bidco Pty Ltd	100.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	65.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Applyhere Pty Ltd	35.00000
Davidson Trahaire Holding Pty Ltd	AUS	DTC Australia Pty Ltd	100.00000
DB Vita S.A.	LUX	Deutscher Herold Aktiengesellschaft	25.00000
DC Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
DC Retail 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Delkir S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Delta Wetlands Properties	IL	KLMLP 2, LLC	90.00000
Delta Wetlands Properties	IL	KLMLP 3, LLC	10.00000
DEN IND 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
DEN Retail 1 LLC	DE	Farmers New World Life Insurance Company	100.00000
Dentolo Deutschland GmbH	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Derimed S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	100.00000
Deutsche Zurich Pensiones, Entidad Gestora de Fondos de Pens	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Deutscher Herold Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	79.82639
Deutscher Pensionsfonds Aktiengesellschaft	DEU	Deutscher Herold Aktiengesellschaft	74.90000
Deutsches Institut fur Altersvorsorge GmbH	DEU	Deutscher Herold Aktiengesellschaft	22.00000
Digital Insurance Group B.V.	NLD	Zürich Versicherungs-Gesellschaft AG	10.00000
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00000
DTC Australia Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
DTC Bidco Pty Ltd	AUS	DTC Holdco Pty Ltd	100.00000
DTC Holdco Pty Ltd	AUS	ASTIS Holdings Limited	100.00000
DTC NZ Bidco Limited	NZL	DTC Bidco Pty Ltd	100.00000
Dunbar Assets Ireland	IRL	Zurich Finance Company Ltd	0.03664
Dunbar Assets Ireland	IRL	ZCM Asset Holding Company (Bermuda) Limited	0.00000
Dunbar Assets plc	GBR	Dunbar Assets Ireland	100.00000
Dusfal S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Eagle Star (Leasing) Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Estates Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star European Life Assurance Company Limited	IRL	Zurich Life Assurance plc	100.00000
Eagle Star Farms Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Group Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Group Services Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Holding Company of Ireland	IRL	Eagle Star Group Holdings Limited	0.00100
Eagle Star Holding Company of Ireland	IRL	Zurich Assurance Ltd	99.99900
Eagle Star Holdings Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Eagle Star Securities Limited	GBR	Zurich Insurance plc	100.00000
Edilspettacolo SRL	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	35.71233
Empire Fire and Marine Insurance Company	IL	Zurich American Insurance Company	100.00000
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00000
Employee Services Limited	GBR	Allied Dunbar Financial Services Limited	100.00000
Endsleigh Financial Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Endsleigh Pension Trustee Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Eritage S.A.	URY	Zürich Versicherungs-Gesellschaft AG	65.00000
ES (Walsall) Nominee Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
Euclid KY Annex, LP	DE	Zurich Structured Finance, Inc.	99.00000
Euclid Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Euclid Warehouses LP	DE	Zurich Structured Finance, Inc.	99.00000
Euroamérica Administradora General de Fondos S.A	CHL	Chilena Consolidada Seguros de Vida S.A.	100.00000
Extremus Versicherung-Aktiengesellschaft	DEU	Zurich Insurance plc Niederlassung fur Deutschland	5.00000
Farmers Family Fund	CA	Farmers Group, Inc.	100.00000
Farmers Group, Inc.	NV	Zurich Versicherungs-Gesellschaft AG	87.90000
Farmers Group, Inc.	NV	Zurich Insurance Group Ltd.	12.10000
Farmers Life Insurance Company of New York	NY	Farmers New World Life Insurance Company	100.00000
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00000
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00000
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00000
Farmers Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fidelity and Deposit Company of Maryland	IL	Zurich American Insurance Company	100.00000
FIG Holding Company	CA	Farmers Group, Inc.	100.00000
FIG Leasing Co., Inc.	CA	Farmers Group, Inc.	100.00000
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fitsense Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich Boliviana Seguros Personales S.A.	8.42193
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich South America Invest AB	71.57801
FX Insurance Agency Hawaii, LLC	HI	FIG Leasing Co., Inc.	100.00000
FX Insurance Agency, LLC	DE	FIG Leasing Co., Inc.	100.00000
General Surety & Guarantee Co Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
Grovewood Property Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
H4B Humboldthafen Einheitsgesellschaft GmbH&Co.KG	DEU	REX-ZDHL S.C.S. SICAV-SIF	94.90000
Halo Holdco Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Halo Holdco Limited	GBR	Zürich Versicherungs-Gesellschaft AG	0.00000
Halo Insurance Services Limited	GBR	Halo Holdco Limited	100.00000
Halo Insurance Services Pty Ltd	AUS	Halo Insurance Services Limited	100.00000
Hawkcentral Limited	GBR	Zurich Assurance Ltd	100.00000
Herengracht Investments B.V	DEU	RE Curve Holding B.V.	100.00000
Hoplite Reinsurance Company of Vermont, Inc.	VT	Zurich Holding Company of America, Inc.	100.00000
HOU IND 1, LLC	DE	Zurich American Insurance Company	100.00000
HOU IND 2, LLC	DE	Zurich American Insurance Company	100.00000
HOU IND 3, LLC	DE	Zurich American Insurance Company	100.00000
Independence Center Realty L.P.	DE	Philadelphia Investor, LLC	89.00000
INNATE, Inc.	DC	Cover-More Holdings USA Inc.	100.00000
INTEGRA Versicherungsdienst GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	100.00000
International Travel Assistance S.A.	PAN	Zürich Versicherungs-Gesellschaft AG	55.00000
Inversiones Suizo Chilena S.A.	CHL	Inversiones Suizo-Argentina S.A.	0.00100
Inversiones Suizo Chilena S.A.	CHL	Zurich Versicherungs-Gesellschaft AG	99.99900
Inversiones Suizo-Argentina S.A.	ARG	Zurich Lebensversicherungs-Gesellschaft AG	5.00400
Inversiones Suizo-Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	94.99600
Inversiones ZS America Dos Limitada	CHL	Inversiones ZS America SpA	100.00000
Inversiones ZS America SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Inversiones ZS America Tres SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Irish National Insurance Company p.l.c.	IRL	Zurich Insurance plc	99.99999
Isis S.A.	ARG	Inversiones Suizo-Argentina S.A.	60.50140
Isis S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	39.49860
JFS/ZSF 1997 L.P.	VA	Zurich Structured Finance, Inc.	99.00000
JFS/ZSF 1998, L.P.	VA	Zurich Structured Finance, Inc.	99.00000
Kansas City Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Kansas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP, LLC	DE	Kansas Office MGP Manager, Inc.	1.00000
Karvat Cover-More Assist. Pvt Ltd.	IND	Cover-More Asia Pte. Ltd	100.00000
Kennet Road 1 UK Limited	GBR	Zurich Assurance Ltd	100.00000
Kennet Road 2 UK Limited	GBR	Zurich Assurance Ltd	100.00000
Klare Corredora de Seguros S.A.	CHL	Zurich Insurance Mobile Solutions AG	49.90000
KLMLP 2, LLC	DE	KLMLP, L.P.	100.00000
KLMLP 3, LLC	DE	KLMLP 2, LLC	100.00000
KLMLP, L.P.	DE	Zurich American Company, LLC	75.00000
Knip (Deutschland) GmbH	DEU	Knip AG	100.00000
Knip AG	CHE	Digital Insurance Group B.V.	98.88000
Komparu B.V.	NLD	Digital Insurance Group B.V.	100.00000
Kono Insurance Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
Kouler S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
LA Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
LA Retail 1 LLC	DE	Zurich American Insurance Company	100.00000
Limited Liability Company “BRIGHT BOX”	RUS	Bright Box HK Limited	100.00000
Limited Liability Company “REMOTO”	RUS	Bright Box HK Limited	100.00000
Manon Vision Co., Ltd.	THA	Centre Solutions (Bermuda) Limited	0.00057
Manon Vision Co., Ltd.	THA	Zurich Finance Company Ltd	0.00066
Manon Vision Co., Ltd.	THA	Zurich Versicherungs-Gesellschaft AG	99.99877
MEATPACKING B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Medidata AG	CHE	Zurich Versicherungs-Gesellschaft AG	8.85180
MI Administrators, LLC	DE	FIG Leasing Co., Inc.	100.00000
MIAMI INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
Miami Industrial 2, LLC	DE	Farmers New World Life Insurance Company	100.00000
Miami Office 2, LLC	DE	Zurich American Insurance Company	100.00000
MIAMI OFFICE 3, LLC	DE	Zurich American Insurance Company	100.00000
Miami Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Minas Brasil Promotora de Servicos S/A	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
MSHQ, LLC	DE	JFS/ZSF 1998, L.P.	100.00000
MSP APT 1, LLC	DE	Zurich American Insurance Company	100.00000
Nashville Office 1, LLC	DE	Zurich American Insurance Company	100.00000
Navigators and General Insurance Company Limited	GBR	Zurich Insurance plc	100.00000
Nearheath Limited	GBR	Zurich Assurance Ltd	100.00000
NY Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
Oak Underwriting plc	GBR	Zurich Holdings (UK) Limited	100.00000
OnePath General Insurance Pty Limited	AUS	Zurich Financial Services Australia Limited	100.00000
OnePath Life Australia Holdings Pty Ltd	AUS	Zurich Financial Services Australia Limited	100.00000
OnePath Life Limited	AUS	OnePath Life Australia Holdings Pty Ltd	100.00000
Orange Stone Company	IRL	Zurich Finance Company AG	100.00000
Orion Rechtsschutz-Versicherung AG	CHE	Zurich Versicherungs-Gesellschaft AG	78.00000
Parcelgate Limited	GBR	Zurich Assurance Ltd	100.00000
Perils AG	CHE	Zurich Versicherungs-Gesellschaft AG	11.11111
Perunsel S.A.	URY	Zürich Versicherungs-Gesellschaft AG	60.00000
Philly Office 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
POR Office 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Prime Corporate Psychology Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Protektor Lebensversicherungs-AG	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	5.15838
PT Asuransi Adira Dinamika Tbk	IDN	Zürich Versicherungs-Gesellschaft AG	98.48794
PT Zurich Insurance Indonesia	IDN	Zürich Rückversicherungs-Gesellschaft AG	1.56878
PT Zurich Insurance Indonesia	IDN	Zurich Versicherungs-Gesellschaft AG	97.09134
PT Zurich Topas Life	IDN	Zurich Versicherungs-Gesellschaft AG	80.00000
R3 FL Holdings, LLC	FL	Fidelity and Deposit Company of Maryland	100.00000
Raleigh/Durham Offices, L.P.	DE	Zurich Structured Finance, Inc.	99.00000
RE Curve Holding B.V.	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Real Garant Espana S.L.	ESP	Real Garant GmbH Garantiesysteme	100.00000
Real Garant GmbH Garantiesysteme	DEU	Real Garant Versicherung Aktiengesellschaft	100.00000
Real Garant Versicherung Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Research Triangle MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Research Triangle Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Research Triangle Office MGP, LLC	DE	Research Triangle MGP Manager, Inc.	1.00000
REX Holding S.a.r.l.	LUX	REX-ZDHL S.C.S. SICAV-SIF	100.00000
REX-Germany-ZDHL S.C.S	LUX	REX-ZDHL S.C.S. SICAV-SIF	95.240
REX-Humboldthafen Verwaltungs GmbH	DEU	REX-ZDHL S.C.S. SICAV-SIF	100.00000
Rex-Spain-ZDHL S.L.	ESP	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-The East S.à.r.l	LUX	REX-ZDHL S.C.S. SICAV-SIF	94.80000
REX-ZDHL GP S.a.r.l.	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-ZDHL S.C.S. SICAV-SIF	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Rock Inne Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rokin 21 B.V.	NLD	Roxana Vastgoed B.V.	100.00000
Rokin 49 B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Roxana Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rural Community Insurance Company	MN	Zurich American Insurance Company	100.00000
Sacramento Office MGP, LLC	DE	Zurich Structured Finance, Inc.	100.00000
SAN DIEGO INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
San Diego Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Santander Rio Seguros S.A.	ARG	Inversiones ZS America SpA	4.00000
Santander Rio Seguros S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Santander Seguros Sociedad Anónima	URY	Zurich Santander Insurance America, S.L.	100.00000
Saudi National Insurance Company	BHR	Zurich Insurance Company Ltd (Bahrain Branch)	5.00000
Sceptre Trust Limited	BHS	Eagle Star Holdings Limited	0.00100
Sceptre Trust Limited	BHS	Zurich Legacy Solutions Services (UK) Limited	99.99900
SEA APARTMENT 2, LLC	DE	Zurich American Insurance Company	100.00000
Sea Pine Technologies, Inc.	IL	Zurich Holding Company of America, Inc.	100.00000
Serviaide Assistencia e Servicos, Lda.	PRT	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	95.00001
Serviaide Assistencia e Servicos, Lda.	PRT	Serviaide, S.A. - Sociedad Unipersonal	4.99999
Serviaide, S.A. - Sociedad Unipersonal	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	100.00000
Servizurich S.A. - Sociedad Unipersonal	ESP	Zurich Insurance plc, Sucursal en Espana	100.00000
SF Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
SF Office 4, LLC	DE	Zurich American Insurance Company	100.00000
Shire Park Limited	GBR	Zurich Assurance Ltd	12.41935
Speigelhof Vastgoed B.V.	DEU	RE Curve Holding B.V.	100.00000
Springboard Health and Performance Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Steadfast Insurance Company	IL	Zurich American Insurance Company	100.00000
Steadfast Santa Clarita Holdings LLC	DE	Steadfast Insurance Company	100.00000
Sterling ISA Managers (Nominees) Limited	GBR	Sterling ISA Managers Limited	100.00000
Sterling ISA Managers Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Stratos Limited	NZL	DTC NZ Bidco Limited	100.00000
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.50495
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Services (Hong Kong) Limited	0.49505
TDG Tele Dienste GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Tennyson Insurance Limited	GBR	Zurich Holdings (UK) Limited	100.00000
The Liverpool Reversionary Company Limited	GBR	Zurich Legacy Solutions Services (UK) Limited	100.00000
The Trust Company of Scotland Limited	GBR	Zurich Insurance plc	100.00000
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00000
TopReport Schadenbesichtigungs GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	14.28571
Travel Ace Chile S.A.	CHL	Travel Ace Internacional de Servicios S.A.	1.00000
Travel Ace Chile S.A.	CHL	Zürich Versicherungs-Gesellschaft AG	99.00000
Travel Ace Internacional de Servicios S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Travel Assist Pty Limited	AUS	ASTIS Holdings Limited	100.00000
Travel Insurance Partners Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Travelex Insurance Services Limited	DE	Cover-More Holdings USA Inc.	100.00000
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00000
Turegum Immobilien AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
UA Assistance S.A. de C.V.	MEX	Travel Ace Internacional de Servicios S.A.	0.00000
UA Assistance S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Assistance Assistencia Ao Viajante Ltda	BRA	Perunsel S.A.	0.00000
Universal Assistance Chile S.A.	CHL	Travel Ace Internacional de Servicios S.A.	0.02000
Universal Assistance Chile S.A.	CHL	Travel Ace Chile S.A.	99.98000
Universal Assistance S.A.	ARG	World Wide Assistance S.A.	92.71000
Universal Assistance S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	7.29000
Universal Assistance S.A.	URY	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Travel Assistance S.A.S.	COL	Zürich Versicherungs-Gesellschaft AG	100.00000
Universal Underwriters Insurance Company	IL	Zurich American Insurance Company	100.00000
Universal Underwriters of Texas Insurance Company	IL	Universal Underwriters Insurance Company	100.00000
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00000
Unviversal Assistance Inc.	FL	Universal Assistance S.A.	0.00000
Vehicle Dealer Solutions, Inc.	FL	Zurich Holding Company of America, Inc.	100.00000
Winchester Land, LLC	FL	R3 FL Holdings, LLC	100.00000
Winn-Dixie MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Wohnen H3B Humboldthafen GmbH&Co.KG	DEU	REX-ZDHL S.C.S. SICAV-SIF	94.90000
World Travel Protection Canada Inc.	CAN	Zurich Canadian Holdings Limited	100.00000
World Wide Assistance S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	100.00000
Wrightway Underwriting Limited	IRL	Ballykilliane Holdings Limited	100.00000
Z flex Gesellschaft fur Personaldienstleistungen mbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
ZCM (U.S.) Limited	DE	Zurich Finance Company Ltd	100.00000
ZCM Asset Holding Company (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
ZCM Matched Funding Corp.	CYM	Zurich Capital Markets Inc.	100.00000
ZCMC II Holdings Limited	IRL	ZCM Asset Holding Company (Bermuda) Limited	0.20000
ZCMC II Holdings Limited	IRL	Zurich Financial Services EUB Holdings Limited	99.80000
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZGEE14 Limited	GBR	Zurich Legacy Solutions Services (UK) Limited	100.00000
ZLS Aseguradora de Colombia S.A	COL	Zürich Versicherungs-Gesellschaft AG	95.00000
ZLS Aseguradora de Colombia S.A	COL	Zürich Lebensversicherungs-Gesellschaft AG	4.43000
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00000
ZPC Capital Limited	GBR	Zurich Holdings (UK) Limited	100.00000
ZSF / Collierville, LLC	DE	Collierville Center, LP	100.00000
ZSF / Office KY, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NV, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NY, LLC	DE	Euclid Office LP	100.00000
ZSF KY Annex, LLC	DE	Euclid KY Annex, LP	100.00000
ZSF/Bloomington, LLC	DE	Bloomington Office LP	100.00000
ZSF/C1 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C1 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C1 MGP, LLC	DE	ZSF/C1 MGP Manager, Inc	1.00000
ZSF/C2 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C2 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C2 MGP, LLC	DE	ZSF/CF2 MGP Manager, Inc.	1.00000
ZSF/Dallas Tower, LLC	DE	Dallas Tower LP	100.00000
ZSF/Kansas, LLC	DE	Kansas City Office LP	100.00000
ZSF/Land Parcels LLC	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/Research Gateway, LLC	DE	Raleigh/Durham Offices, L.P.	100.00000
ZSF/WD Fitzgerald, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Hammond, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Jacksonville, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Montgomery 31, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Opa Locka, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Orlando, LLC	DE	Euclid Warehouses LP	100.00000
ZSFH LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZSG Kfz-ZulassungsservicegesmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	33.33333
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Finanz-Gesellschaft AG	0.00100
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Investments Life S.p.A.	0.00100
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Lebensversicherungs-Gesellschaft AG	99.99600
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Versicherungs-Gesellschaft AG	0.00100
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	0.00100
Zurich (Scotland) Limited Partnership	GBR	Zurich General Partner (Scotland) Ltd	100.00000
Zurich Advice Network Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Compania de Sefuros, S.A.	0.00200
Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	99.99800
Zurich Agency Services Inc.	MA	Zurich Holding Company of America, Inc.	100.00000
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.01000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99000
Zurich American Company, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00000
Zurich American Life Insurance Company	IL	Zurich American Company, LLC	100.00000
Zurich American Life Insurance Company of New York	NY	Zurich American Life Insurance Company.	100.00000
Zurich American Puerto Rico Insurance Company	IL	Zurich American Insurance Company	100.00000
Zurich Argentina Cia. de Seguros S.A.	ARG	Inversiones Suizo-Argentina S.A.	55.46140
Zurich Argentina Cia. de Seguros S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	44.53611
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Argentina Cia. de Seguros S.A.	46.64193
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	53.35807
Zurich Aseguradora Argentina S.A.	ARG	Zürich Versicherungs-Gesellschaft AG	99.90000
Zurich Aseguradora Mexicana, S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Aseguradora Mexicana, S.A. de C.V.	MEX	Zürich Lebensversicherungs-Gesellschaft AG	0.00000
Zurich Asset Management Gerente de Fondos Comunes de Inver	ARG	Inversiones Suizo-Argentina S.A.	89.99990
Zurich Asset Management Gerente de Fondos Comunes de Inver	ARG	Isis S.A.	10.00010
Zurich Assurance Ltd	GBR	Eagle Star Holdings Limited	100.00000
Zurich Australia Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australia Limited	40.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australian Insurance Limited	60.00000
Zurich Australian Property Holdings Pty Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Bank International Limited	GBR	Dunbar Assets Ireland	100.00000
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich IT Service AG Niederlassung fur Deutschland	82.61672
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich Leben Service AG Niederlassung fur Deutschland	17.38328
Zurich Brasil Capitalizacao S.A	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Brasil Companhia de Seguros	BRA	Zurich Minas Brasil Seguros S.A.	100.00000
Zurich Building Control Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Canadian Holdings Limited	CAN	Zurich Insurance Company Ltd, Canadian Branch	68.81942
Zurich Canadian Holdings Limited	CAN	Zurich Versicherungs-Gesellschaft AG	31.18058
Zurich Capital Markets Inc.	DE	ZCM (U.S.) Limited	100.00000
Zurich Capital Markets Securities Inc.	DE	Zurich Capital Markets Inc.	100.00000
Zurich Colombia Seguros S.A.	COL	Zurich Versicherungs-Gesellschaft AG	94.90000
Zurich Colombia Seguros S.A.	COL	Zurich Lebensversicherungs-Gesellschaft AG	5.10000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Limited	50.00000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	50.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	5.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Inversiones Suizo-Argentina S.A.	95.00000
Zurich Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	99.88280
Zurich Corredora de Bolsa S.A.	CHL	Inversiones Suizo Chilena S.A.	99.00030
Zurich Corredora de Bolsa S.A.	CHL	Zurich Investments Chile S.A.	0.99970
Zurich Customer Active Management, d.o.o.	SVN	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich CZI Management Holding Ltd.	DE	Zurich Global Investment Management Inc.	100.00000
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Deutscher Herold Aktiengesellschaft	67.54030
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	32.45970
Zurich E&S Insurance Brokerage, Inc.	CA	Zurich American Insurance Company	100.00000
Zurich Employment Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Engineering Inspection Services Ireland Limited	IRL	Zurich Insurance plc	100.00000
Zurich Eurolife S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	90.00000
Zurich Eurolife S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	10.00000
Zurich F&I Reinsurance T&C Limited	TCA	Zurich Agency Services Inc.	0.00050
Zurich F&I Reinsurance T&C Limited	TCA	Universal Underwriters Service Corporation	99.99950
Zurich Fianzas Mexico, S.A.DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Australia) Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Bermuda) Ltd.	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Ireland) DAC	IRL	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	0.08065
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.91935
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Limited	99.99800
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00200
Zurich Finance Company Ltd	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Group Services Limit	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Holdings Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Insurance Manager Lt	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (UKISA) Group Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services (UKISA) Limited	GBR	Allied Zurich Holdings Limited	90.31559
Zurich Financial Services (UKISA) Limited	GBR	Zurich Insurance plc	9.68441
Zurich Financial Services (UKISA) Nominees Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services Australia Limited	AUS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Ins Group	0.08333
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Insurance Group Ltd.	99.91667
Zurich Financial Services UK Pension Trustee Limited	GBR	Zurich Financial Services (UKISA) Limited	99.00000
Zurich Finanz-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Company (China) Limited	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Malaysia Berhad	MYS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich General Partner (Scotland) Ltd	GBR	Allied Zurich Holdings Limited	100.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Vida, Compañía de Seguros, S.A.	95.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Companía de Seguros, S.A.	5.00000
Zurich Global Corporate UK Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Global, Ltd.	BMU	Zurich Holding Company of America, Inc.	100.00000
Zurich Group Pension Services (UK) Ltd	GBR	Zurich Assurance Ltd	100.00000
Zurich GSG Limited	GBR	Zurich GSH Limited	100.00000
Zurich GSH Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Holding Company of America, Inc.	DE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Holding Ireland Limited	IRL	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Holdings (UK) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Immobilien Liegenschaftsverwaltungs-GesmbH	AUT	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company (U.K.) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Escritorio de Representacao no Bras	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Beijing Representative Office	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Representative Office Buenos Air	ARG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Group Ltd.	CHE	Board of Directors
Zurich Insurance Holdings (Hong Kong) Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Malaysia Berhad	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance plc	IRL	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	25.07428
Zurich Insurance plc	IRL	Zurich Holding Ireland Limited	70.40509
Zurich Insurance plc	IRL	Zurich Insurance Company Ltd - Rappresentanza Generale per l	4.52063
Zurich Insurance plc, Representative Office Buenos Aires	ARG	Zurich Insurance plc	100.00000
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Limited	99.99900
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00100
Zurich International (UK) Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich International Life Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich International Pensions Administration Limited	IMN	Zurich International Life Limited	100.00000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Eurolife S.A.	0.04000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.96000
Zurich Invest AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Invest ICAV	IRL	Zürich Versicherungs-Gesellschaft AG	50.00000
Zurich Invest ICAV	IRL	Zurich Invest AG	50.00000
Zurich Investment Management AG	CHE	Farmers Group, Inc.	80.00000
Zurich Investment Management AG	CHE	Zurich Versicherungs-Gesellschaft AG	20.00000
Zurich Investment Management Limited	AUS	Zurich Australia Limited	100.00000
Zurich Investment Services (UK) Limited	GBR	Allied Zurich Holdings Limited	100.00000
Zurich Investment Services Limited	BMU	Zurich Finance Company Ltd	100.00000
Zurich Investments Life S.p.A.	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	100.00000
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	0.00200
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Santander Seguros Mexico, S.A.	99.99800
Zurich Kunden Center GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Latin America Corporation	FL	Zurich Holding Company of America, Inc.	100.00000
Zurich Latin America Holding S.L. - Sociedad Unipersonal	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Latin American Services S.A.	ARG	Inversiones Suizo-Argentina S.A.	6.32000
Zurich Latin American Services S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	93.68000
Zurich Lebensversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Legacy Solutions Services (UK) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Assurance plc	IRL	Zurich Holding Ireland Limited	100.00000
Zurich Life Insurance (Hong Kong) Limited	HKG	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Insurance (Singapore) Pte Ltd	SGP	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Insurance Company Ltd., Representative office Bueno	ARG	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Management (Bermuda) Ltd	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Management Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Minas Brasil Seguros S.A,	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Insurance plc	50.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Trustee Services Limited	50.00000
Zurich Pension Trustees Limited	GBR	Zurich Assurance Ltd	100.00000
Zurich Pensions Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Pensionskassen-Beratung AG	CHE	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Professional Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Project Finance (UK) Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Properties Pty Limited	AUS	Zurich Australia Limited	40.00056
Zurich Properties Pty Limited	AUS	Zurich Australian Insurance Limited	59.99944
Zurich Property Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Realty, Inc.	MD	Zurich Holding Company of America, Inc.	100.00000
Zurich Rechtsschutz-Schadenservice GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Gesellschaft AG	99.90000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Aktiengesellschaft	0.10000
Zurich Resseguradora Brasil S.A.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99900
Zurich Resseguradora Brasil S.A.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.00100
Zurich Risk Consulting RU	RUS	Zurich Reliable Insurance	100.00000
Zurich Risk Management Services (India) Private Limited	IND	Zürich Rückversicherungs-Gesellschaft AG	1.00000
Zurich Risk Management Services (India) Private Limited	IND	Zurich Versicherungs-Gesellschaft AG	99.00000
Zurich Roadside Assistance Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Ruckversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Sacramento, Inc.	CA	JFS/ZSF 1998, L.P.	100.00000
Zurich Santander Brasil Odonto LTDA.	BRA	Zurich Santander Brasil Seguros e Previdência S.A.	99.00000
Zurich Santander Brasil Odonto LTDA.	BRA	Zurich Santander Brasil Seguros S.A.	1.00000
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Latin America Holding S.L. - Sociedad Unipersonal	0.22007
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Santander Holding (Spain), S.L.	99.56848
Zurich Santander Brasil Seguros S.A.	BRA	Zurich Santander Brasil Seguros e Previdência S.A.	100.00000
Zurich Santander Holding (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Holding Dos (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Insurance America, S.L.	ESP	Zurich Latin America Holding S.L. - Sociedad Unipersonal	51.00000
Zurich Santander Seguros Argentina S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Zurich Santander Seguros Argentina S.A.	ARG	Inversiones ZS America SpA	4.00000
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.78173
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America SpA	0.21827
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.50540
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America SpA	0.49460
Zurich Santander Seguros Mexico, S.A.	MEX	Inversiones ZS America SpA	0.00053
Zurich Santander Seguros Mexico, S.A.	MEX	Zurich Santander Insurance America, S.L.	99.99947
Zurich Seguros Ecuador, S.A.	ECU	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Service GmbH	DEU	Zurich Versicherungs-Aktiengesellschaft	100.00000
Zurich Services (Australia) Pty Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Services (Hong Kong) Limited	HKG	Swiss Insurance Management (Hong Kong) Limited	0.00286
Zurich Services (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.99714
Zurich Services A.I.E.	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	0.00100
Zurich Services A.I.E.	ESP	Bansabadell Pensiones, E.G.F.P, S.A.	0.00100
Zurich Services A.I.E.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	0.00100
Zurich Services A.I.E.	ESP	Bansabadell Vida S.A. de Seguros y Reaseguros	0.00100
Zurich Services A.I.E.	ESP	Zurich Insurance plc, Sucursal en Espana	97.18000
Zurich Services A.I.E.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	2.81600
Zurich Services Company (Pty) Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Services US. LLC	DE	Farmers Group, Inc.	50.00000
Zurich Services US. LLC	DE	Zurich Holding Company of America, Inc.	50.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	90.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich, Compania de Seguros, S.A.	10.00000
ZURICH SERVICIOS DIRECTO ESPAÑA, S.L.	ESP	Zurich Insurance Mobile Solutions AG	100.00000
Zurich Servicios y Soporte México, S.A. de C.V.	MEX	Zürich Versicherungs-Gesellschaft AG	99.98000
Zurich Servicios y Soporte México, S.A. de C.V.	MEX	Zürich Lebensversicherungs-Gesellschaft AG	0.02000
Zurich Shared Services S.A.	CHL	Inversiones Suizo Chilena S.A.	99.98667
Zurich Shared Services S.A.	CHL	Zurich Investments Chile S.A.	0.01333
Zurich Sigorta A.S.	TUR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Small Amount and Short Term Insurance Ltd	JPN	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich South America Invest AB	SWE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Specialties London Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Structured Finance, Inc.	DE	Zurich Finance Company Ltd	100.00000
Zurich Takaful Malaysia Berhad (ZTMB)	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Technical and Consulting Services (Beijing) Co. Ltd.	CHN	Zurich Insurance Holdings (Hong Kong) Limited	100.00000
Zurich Technology Malaysia Sdn Bhd	MYS	Zurich Technology Services Malaysia Sdn Bhd	100.00000
Zurich Technology Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Transitional Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Travel Solutions Pty Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Treasury Services Limited	IRL	Zurich Financial Services EUB Holdings Limited	100.00000
Zurich Trustee Services Limited	IRL	Zurich Life Assurance plc	100.00000
Zurich UK General Employee Services Limited	GBR	Zurich UK General Services Limited	100.00000
Zurich UK General Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Versicherungs-Aktiengesellschaft	AUT	Zurich Versicherungs-Gesellschaft AG	99.98125
Zurich Versicherungs-Gesellschaft AG	CHE	Zurich Insurance Group Ltd.	100.00000
Zurich Vida e Previdencia S.A.	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Vida, Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00000
Zurich Whiteley Investment Trust Limited	GBR	Zurich Insurance plc	100.00000
Zurich Whiteley Trust Limited	GBR	Zurich Whiteley Investment Trust Limited	100.00000

Note 1: Zurich Insurance Plc operates branches in the following countries: Italy (AA-1364106), Portugal (AA-1820001), Spain (AA-1840150), and United Kingdom (AA-1780059).

Note 2: Zurich Versicherungs-Aktiengesellschaft operates a branch in Germany (AA-1340017).

Note 3: Zurich Versicherungs-Gesellschaft AG also known as Zurich Insurance Company, Ltd operates branches in the following countries: Bermuda (AA-3190825), Canada (AA-1560999), Hong Kong (AA-5324112), Ireland (AA-1780042), Japan (AA-1584115), and Singapore (AA-5760036). It also operates a management entity Alpina International (AA-1460010) in Switzerland.

Note 4: An affiliate entity is the attorney-in-fact of Farmers Insurance Exchange, Fire Insurance Exchange and Truck Insurance Exchange (collectively “Exchanges”). The reporting entity’s relationship to the Exchanges, their subsidiaries, and the affiliates that they manage is classified as OTHER.

Organizations Affiliated with Farmers Insurance Group

Company	Domcile	Ownership	%
10433 Ella Blvd, LLC	DE	Mid-Century Insurance Company	100.00000
11930 Narcoossee Road, LLC	DE	Mid-Century Insurance Company	100.00000
145 Great Road LLC	DE	Mid Century Insurance Company	100.00000
17885 Von Karman, LLC	CA	Farmers Insurance Exchange	100.00000
201 Railroad Ave, LLC	DE	Farmers Insurance Exchange	100.00000
21st Century Advantage Insurance Company	MN	21st Century North America Insurance Company	100.00000
21st Century Assurance Company	DE	Mid-Century Insurance Company	100.00000
21st Century Auto Insurance Company of New Jersey	NJ	21st Century Centennial Insurance Company	100.00000
21st Century Casualty Company	CA	21st Century Insurance Group	100.00000
21st Century Centennial Insurance Company	PA	Mid-Century Insurance Company	100.00000
21st Century Indemnity Insurance Company	PA	21st Century Premier Insurance Company	100.00000
21st Century Insurance and Financial Services, Inc.	DE	Mid-Century Insurance Company	100.00000
21st Century Insurance Company	CA	21st Century Insurance Group	100.00000
21st Century Insurance Group	DE	Mid-Century Insurance Company	100.00000
21st Century North America Insurance Company	NY	Mid-Century Insurance Company	100.00000
21st Century Pacific Insurance Company	CO	Mid-Century Insurance Company	100.00000
21st Century Pinnacle Insurance Company	NJ	21st Century North America Insurance Company	100.00000
21st Century Premier Insurance Company	PA	21st Century Centennial Insurance Company	100.00000
21st Century Superior Insurance Company	CA	21st Century North America Insurance Company	100.00000
2501 East Valley Road, LLC	DE	Fire Insurance Exchange	100.00000
2720 Fourh Ave. LLC	DE	Farmers Insurance Exchange	100.00000
384 Santa Trinita Ave LLC	DE	Fire Insurance Exchange	100.00000
3900 Indian Avenue LLC	DE	Farmers Insurance Exchange	100.00000
460 Gibraltar Drive LLC	DE	Truck Insurance Exchange	100.00000
5401 Wiles Road LLC	FL	Mid-Century Insurance Company	100.00000
600 Riverside Parkway LLC	DE	Farmers Insurance Exchange	100.00000
6671-6675 North Macarthur Blvd, LLC	DE	Mid-Century Insurance Company	100.00000
922 W. Washington Blvd, LLC	IL	Farmers Insurance Exchange	100.00000
American Federation Insurance Company	TX	21st Century Insurance Group	100.00000
American Pacific Insurance Company, Inc.	HI	Farmers Insurance Hawaii, Inc.	100.00000
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00000
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42.00000
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75000
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50000
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75000
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00000
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00000
Bristol West Insurance Services, Inc. of Florida	FL	Bristol West Holdings, Inc.	100.00000
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00000
BWIS of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00000
Civic Property and Casualty Company	CA	Fire Insurance Exchange	80.00000
Civic Property and Casualty Company	CA	Truck Insurance Exchange	20.00000
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00000
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00000
Coast National Insurance Company	CA	Coast National Holding Company	100.00000
Exact Property and Casualty Company	CA	Fire Insurance Exchange	80.00000
Exact Property and Casualty Company	CA	Truck Insurance Exchange	20.00000
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00000
Farmers Insurance Company of Arizona	AZ	Farmers Insurance Exchange	70.00000
Farmers Insurance Company of Arizona	AZ	Fire Insurance Exchange	10.00000
Farmers Insurance Company of Arizona	AZ	Truck Insurance Exchange	20.00000
Farmers Insurance Company of Idaho	ID	Farmers Insurance Exchange	80.00000
Farmers Insurance Company of Idaho	ID	Fire Insurance Exchange	6.70000
Farmers Insurance Company of Idaho	ID	Truck Insurance Exchange	13.30000
Farmers Insurance Company of Oregon	OR	Farmers Insurance Exchange	80.00000
Farmers Insurance Company of Oregon	OR	Truck Insurance Exchange	20.00000
Farmers Insurance Company of Washington	WA	Fire Insurance Exchange	80.00000
Farmers Insurance Company of Washington	WA	Truck Insurance Exchange	20.00000
Farmers Insurance Company, Inc.	KS	Farmers Insurance Exchange	90.00000
Farmers Insurance Company, Inc.	KS	Fire Insurance Exchange	10.00000
Farmers Insurance Exchange	CA	See Note 1
Farmers Insurance Hawaii, Inc.	HI	Mid-Century Insurance Company	100.00000
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00000
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Company	100.00000
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00000
Farmers Specialty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan (see note 1)	100.00000
Farmers Texas County Mutual Insurance Company	TX	See Note 3
FCOA, LLC	DE	Foremost Insurance Company Grand Rapids, Michigan	100.00000
FFS Holding, LLC	NV	Mid-Century Insurance Company	100.00000
Fire Insurance Exchange	CA	See Note 4
Foremost County Mutual Insurance Company	TX	See Note 5
Foremost Express Insurance Agency, Inc.	MI	FCOA, LLC	100.00000
Foremost Insurance Company Grand Rapids, Michigan	MI	Farmers Insurance Exchange	80.00000
Foremost Insurance Company Grand Rapids, Michigan	MI	Fire Insurance Exchange	10.00000
Foremost Insurance Company Grand Rapids, Michigan	MI	Truck Insurance Exchange	10.00000
Foremost Lloyds of Texas	TX	See Note 6
Foremost Property & Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00000
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00000
FX Insurance Agency Hawaii, LLC	HI	FIG Leasing Co., Inc.	100.00000
FX Insurance Agency, LLC	DE	See Note 2	100.00000
GP, LLC	DE	Bristol West Holdings, Inc.	100.00000
Hawaii Insurance Consultants, Ltd.	HI	Mid-Century Insurance Company	100.00000
Illinois Farmers Insurance Company	IL	Farmers Insurance Exchange	100.00000
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90000
Insurance Data Systems, G.P.	FL	GP, LLC	0.10000
Kraft Lake Insurance Agency, Inc.	MI	FCOA, LLC	100.00000
Mid-Century Insurance Company	CA	Farmers Insurance Exchange	80.00000
Mid-Century Insurance Company	CA	Fire Insurance Exchange	10.00000
Mid-Century Insurance Company	CA	Truck Insurance Exchange	10.00000
Mid-Century Insurance Company of Texas	TX	Farmers Insurance Exchange	100.00000
Neighborhood Spirit Property and Casualty Company	CA	Fire Insurance Exchange	80.00000
Neighborhood Spirit Property and Casualty Company	CA	Truck Insurance Exchange	20.00000
Security National Insurance Company	FL	Bristol West Holdings, Inc.	100.00000
Texas Farmers Insurance Company	TX	Farmers Insurance Exchange	86.28000
Texas Farmers Insurance Company	TX	Mid Century Insurance Company	13.72000
Toggle Services, LLC	DE	21st Century Assurance Company	100.00000
Truck Insurance Exchange	CA	See Note 7
Western Star Insurance Services, Inc.	TX	FCOA, LLC	100.00000

Note 1: Farmers Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Farmers Group, Inc, dba Farmers Underwriters Association, which is a subsidiary of Zurich Insurance Group LTD.

Note 2: FX Insurance Agency, LLC provides services to Farmers Group, Inc, pursuant to a service agreement among its parent, ZFUS Services, LLC, and Farmers Group , Inc., Truck Underwriters Association and Fire Underwriters Association.

Note 3: Farmers Group Inc, as attorney-in-fact for Farmers Insurance Exchange, provides management services to Farmers Texas County Mutual Insurance Company.

Note 4: Fire Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Fire Underwriters Association, which is a subsidiary of Zurich Insurance Group ltd.

Note 5: Foremost County Mutual Insurance Company is a Texas County mutual insurance company managed by Foremost Insurance Company Grand Rapids, Michigan.

Note 6: Foremost Lloyds of Texas underwriters are officers and/or directors of Foremost Insurance Company Grand Rapids, Michigan.

Note 7: Truck Insurance Exchange is a California “interinsurance exchange” owned by its policyholders. Its attorney-in-fact is Truck Underwriters Association, which is a subsidiary of Zurich Insurance Group Ltd.

Zurich Insurance Group Ltd conducts its primary insurance operations in the United States through two holding companies, each operating INDEPENDENTLY with its own staff:

Zurich Holding Company of America, Inc., an entity organized under the laws of the State of Delaware

Farmers Group, Inc., an entity organized under the laws of the State of Nevada

Country Code Key (Standard USPS Codes are used for U.S. States)

ANO	Netherlands Antilles	DEU	Germany	PRT	Portugal
ARG	Argentina	ESP	Spain	RUS	Russian Federation
AUT	Austria	FRA	France	SGP	Singapore
AUS	Australia	GBR	United Kingdom	SWE	Sweden
BHR	Bahrain	HKG	Hong Kong	SWZ	Swaziland
BMU	Bermuda	IDN	Indonesia	TCA	Turks & Caicos
BOL	Bolivia	IRL	Ireland	THA	Thailand
BRA	Brazil	IND	India	TUR	Turkey
BHS	Bahamas	ITA	Italy	TWN	Taiwan
CAN	Canada	JPN	Japan	URY	Uruguay
CHE	Switzerland	LBN	Lebanon	VEN	Venezuela
CHL	Chile	LUX	Luxembourg	VGB	Virgin Islands
CHN	China	MLT	Malta	ZAF	South Africa
COL	Colombia	MEX	Mexico
CYM	Cayman Islands	MYS	Malaysia

Item 27.	Number of Contract Owners

As of March 31, 2020, the Registrant had approximately 32,097 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investment Distributors, Inc. (“IDI”), acts as principal underwriter for the Protective Acquired Variable Annuity Separate Account. IDI also acts as principal underwriter for Zurich American Life Insurance Company’s ZALICO Variable Separate Account, ZALICO Variable Annuity Separate Account and Zurich American Life Insurance Company Variable Annuity Account C.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Distributors, Inc.

Name and Principal Address	Position and Offices	Position and Offices with Registrant

Brown, Barry K.	President and Director	Vice President, Operations

Callaway, Steve M.	Secretary and Director	Senior Vice President, Senior Counsel and Secretary

Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President and Chief Compliance Officer

Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase

Gilmer, Joseph F.	Assistant Financial Officer and Director	Assistant Vice President, Financial Reporting

Johnson, Julena G.	Assistant Compliance Officer	Compliance Director

Leopard, Ramona M.	Assistant Secretary	Paralegal III

Majewski, Carol L.	Assistant Compliance Officer	Assistant Vice President, Compliance

Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations

Tennent, Rayburn	Chief Financial Officer	Financial Analyst III

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)	The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Zurich American Life Insurance Company at its home office at 1299 Zurich Way, Schaumburg, Illinois 60196, or at Protective Life Insurance Company at 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Zurich American Life Insurance Company (“ZALICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 56 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 56 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 30, 2020.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Patrick J. Carty	/s/ Cathy E. Ehrlich
	Patrick J. Carty, Vice President,	By: Cathy E. Ehrlich, Vice President
	General Counsel and Corporate	Chief Actuary, and Illustration Actuary
	Secretary	(Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Patrick J. Carty	/s/ Cathy E. Ehrlich
	Patrick J. Carty, Vice President,	By: Cathy Ehrlich, Vice President,
	General Counsel and Corporate	Chief Actuary, and Illustration Actuary
	Secretary	(Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

David J. Dietz*/	Director, President, and Chief Executive Officer (Principal Executive Officer)

Vinay Awati */	Vice President, Chief Financial Officer, and Treasurer, Ad Interim (Principal Financial Officer and Principal Accounting Officer)

Chairman of the Board, Director and Assistant Secretary
Richard J. Hauser*/

Director
Stuart C. Berman*/

Director
Bob J. Burne*/

Director
Ira J. Kleinman*/

Director
Louis W. Pietroluongo*/

Director
Debra K. Broek*/

/s/ Cathy E. Ehrlich	* On April 30, 2020, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment
Cathy E. Ehrlich

EXHIBIT INDEX

The following exhibit is filed herewith.

Exhibit Number	Description
9.	Opinion and Consent of Counsel
10.	Consent of PricewaterhouseCoopers LLP